                                                    Registration No. 33 57792
                                                                     811-7466



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post Effective Amendment No.  27


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                          Post-Effective Amendment No. 11

                                 VEL II ACCOUNT
               OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)


                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)
                          132 Turnpike Road, Suite 210
                       Southborough, Massachusetts  01772
                           Telephone:  (508) 460-2400
              (Address of Depositor's Principal Executive Office)

  Scott D. Silverman, Vice President, General Counsel and Corporate Secretary
                Commonwealth Annuity and Life Insurance Company
                        132 Turnpike Road, Suite 210
                     Southborough, Massachusetts  01772
                         Telephone:  (508) 460-2408
             (Name and Address of Agent for Service of Process)

       It is proposed that this filing will become effective:

            immediately upon filing pursuant to paragraph (b) of Rule 485
       ----
         X  on April 30, 2010 pursuant to paragraph (b) of Rule 485
       ----
            60 days after filing pursuant to paragraph (a) (1) of Rule 485
       ----
            on (date) pursuant to paragraph (a) (1) of Rule 485
       ----
            this post-effective amendment designates a new effective
       ----
            date for a previously filed post-effective amendment

                      FLEXIBLE PREMIUM VARIABLE LIFE

Pursuant to Reg. Section 270.24f 2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f 2 Notice for the issuer's fiscal year ended December 31, 2009 and was filed on or before March 31, 2010.

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                          SOUTHBOROUGH, MASSACHUSETTS


This Prospectus provides important information about VEL II
(93) ("Vari-Exceptional Life"), an individual or group flexible premium variable life insurance policy issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") (in all jurisdictions except Hawaii and New York) to applicants who were Age 85 years old and under at the time of purchase.


The policies are funded through the VEL II Account of Commonwealth Annuity, a separate investment account referred to as the Separate Account, and a fixed-interest account of each Company that is referred to collectively as the General Account. The Separate Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Funds:


GOLDMAN SACHS VARIABLE INSURANCE TRUST
(SERVICE SHARES)
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic Growth Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein VPS Large Cap Growth Portfolio
DELAWARE VIP TRUST
Delaware VIP International Value Equity Series
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Asset Manager(SMa) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund


INVESCO VARIABLE INSURANCE FUNDS (SERIES I SHARES)
Invesco V.I. Global Health Care Fund


JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Janus Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio


A STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2010 CONTAINING MORE INFORMATION ABOUT THE POLICY IS ON FILE WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. A COPY MAY BE OBTAINED FREE OF CHARGE BY CALLING 1-800-533-7881. THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION CAN ALSO BE OBTAINED FROM THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE (HTTP://WWW.SEC.GOV).


THE POLICIES ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE POLICIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE POLICY. THIS LIFE POLICY IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.


                              DATED APRIL 30, 2010

                               TABLE OF CONTENTS

SUMMARY OF RISKS AND BENEFITS...............................         4
  WHAT ARE THE POLICY'S BENEFITS?...........................         4
  WHAT ARE THE POLICY'S RISKS?..............................         5

SUMMARY OF RISKS AND BENEFITS: FEE TABLES...................         6
  TRANSACTION FEES..........................................         6
  PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES.......         9
  ANNUAL FUND OPERATING EXPENSES............................        11

THE COMPANY, THE SEPARATE ACCOUNT AND THE FUNDS.............        12
  WHO IS THE COMPANY?.......................................        12
  WHAT IS THE SEPARATE ACCOUNT?.............................        12
  WHAT ARE THE FUNDS?.......................................        12

THE POLICY..................................................        16
  HOW DO I COMMUNICATE WITH THE COMPANY?....................        16
  HOW DO I APPLY FOR A POLICY?..............................        17
  CAN I EXAMINE AND CANCEL THE POLICY OR AN INCREASE IN FACE
    AMOUNT?.................................................        17
  IS THERE A PAID-UP INSURANCE OPTION?......................        18
  DOES THE COMPANY SUPPORT INCENTIVE FUNDING DISCOUNTING?...        18
  HOW DO I MAKE PAYMENTS?...................................        19
  HOW DO I ALLOCATE MY NET PAYMENTS?........................        20
  CAN I MAKE TRANSFERS?.....................................        20
  IS THE TRANSFER PRIVILEGE SUBJECT TO ANY LIMITATIONS?.....        20
  ARE THERE RESTRICTIONS ON DISRUPTIVE TRADING?.............        21
  IS THERE A DOLLAR-COST AVERAGING OPTION OR AUTOMATIC
    REBALANCING OPTION?.....................................        22
  CAN I MAKE FUTURE CHANGES UNDER MY POLICY?................        23
  HOW DO I CHANGE THE FACE AMOUNT OF MY POLICY?.............        23
  CAN I CONVERT MY POLICY INTO A FIXED POLICY?..............        24
  CAN I MAKE POLICY LOANS?..................................        24
  ARE POLICY LOANS PERMITTED IF THE POLICY WAS ISSUED IN
    CONNECTION WITH A TSA PLAN?.............................        26
  CAN I SURRENDER THE POLICY?...............................        27
  CAN I MAKE PARTIAL WITHDRAWALS?...........................        27
  WHAT IS THE POLICY VALUE?.................................        28

THE DEATH BENEFIT...........................................        30
  WHAT ARE THE SUM INSURED OPTIONS?.........................        30
  CAN I CHANGE THE SUM INSURED OPTION?......................        31
  IS A GUARANTEED DEATH BENEFIT AVAILABLE?..................        32
  WHAT ARE THE DEATH PROCEEDS PAYMENT OPTIONS?..............        33

TERMINATION AND REINSTATEMENT...............................        36
  WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY?........        36
  WHAT ARE THE REINSTATEMENT PROVISIONS OF THE POLICY?......        36

CHARGES AND DEDUCTIONS......................................        38
  WHAT CHARGES ARE DEDUCTED FROM PAYMENTS?..................        38
  WHAT IS THE MONTHLY DEDUCTION?............................        38
  WHAT CHARGES ARE MADE AGAINST OR REFLECTED IN THE ASSETS
    OF THE SEPARATE ACCOUNT?................................        40

  HOW IS THE SURRENDER CHARGE CALCULATED?...................        41
  WHAT CHARGES APPLY TO A PARTIAL WITHDRAWAL?...............        43
  WHAT ARE THE TRANSFER CHARGES?............................        44
  WHAT IS THE CHARGE FOR AN INCREASE IN THE FACE AMOUNT?....        44
  ARE THERE ANY OTHER ADMINISTRATIVE CHARGES?...............        44
  DOES THE COMPANY WAIVE CHARGES FOR ANY CLASSES OF
    POLICYOWNERS?...........................................        44

FEDERAL TAX CONSIDERATIONS..................................        45
  HOW ARE THE COMPANY AND THE SEPARATE ACCOUNT TAXED?.......        45
  HOW ARE THE POLICIES TAXED?...............................        45
  HOW ARE POLICY LOANS TAXED?...............................        47
  WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY
    TAXED?..................................................        48
  ARE POLICY DISTRIBUTIONS SUBJECT TO WITHHOLDING?..........        48
  ARE LIFE INSURANCE POLICIES PURCHASED BY RESIDENTS OF
    PUERTO RICO SUBJECT TO UNITED STATES FEDERAL INCOME
    TAX?....................................................        48
  ARE LIFE INSURANCE POLICIES PURCHASED BY NON-RESIDENTS
    ALIENS AND FOREIGN CORPORATIONS SUBJECT TO UNITED STATES
    FEDERAL INCOME TAX?.....................................        49
  ARE THERE TAX IMPLICATIONS FOR NON-INDIVIDUAL OWNERS AND
    BUSINESS BENEFICIARIES OF POLICIES?.....................        49
  WHAT ARE THE DIVERSIFICATION REQUIREMENTS FOR THE SEPARATE
    ACCOUNT?................................................        49
  CAN I BE CONSIDERED THE OWNER OF THE SEPARATE ACCOUNT
    ASSETS FOR TAX PURPOSES?................................        49

OTHER INFORMATION...........................................        50
  ARE THERE OTHER IMPORTANT POLICY PROVISIONS?..............        50
  CAN THE COMPANY DELAY PAYMENTS TO ME?.....................        51
  DO I HAVE ANY VOTING RIGHTS?..............................        51
  WHAT REPORTS WILL I RECEIVE CONCERNING MY POLICY?.........        52
  ARE THERE ANY PENDING LEGAL PROCEEDINGS INVOLVING THE
    SEPARATE ACCOUNT?.......................................        52
  MAY THE COMPANY ADD, DELETE OR SUBSTITUTE FUNDS?..........        52
  WHAT IS MIXED AND SHARED FUNDING?.........................        53
  WHERE CAN I FIND THE FINANCIAL STATEMENTS OF THE COMPANY
    AND THE VARIABLE ACCOUNT?...............................        53

THE GENERAL ACCOUNT.........................................        54

GLOSSARY OF SPECIAL TERMS...................................        55

                         SUMMARY OF RISKS AND BENEFITS

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. The remainder of this Prospectus offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy, together with its attached application, constitutes the entire agreement between you and the Company.

The Policy is a life insurance contract with death benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is "variable" because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Unlike traditional insurance policies, the Policy has no fixed schedule for payments. Within limits, you may make payments of any amount and frequency. While you may establish a schedule of payments ("planned payments"), the Policy will not necessarily lapse if you fail to make planned payments, and making planned payments will not guarantee that the Policy will remain in force.

WHAT ARE THE POLICY'S BENEFITS?

While the Policy is in force, it will provide:

    - Life insurance coverage on the named Insured

    - Policy Value

    - Surrender rights and partial withdrawal rights

    - Loan privileges

Other benefits previously available through the policy included:

    - Waiver of Premium Rider--This Rider provides that, during periods of total disability, continuing more than four months, the Company will add to the Policy Value each month an amount selected by you or the amount needed to pay the Policy charges, whichever is greater. This value will be used to keep the Policy in force. This benefit is subject to the Company's maximum issue benefits. Its cost will change yearly.

    - Guaranteed Insurability Rider--This rider guarantees that insurance may be added at various option dates without Evidence of Insurability. This benefit may be exercised on the option dates even if the Insured is disabled.

    - Other Insured Rider--This Rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and children of the primary Insured. The Rider includes a feature that allows the "Other Insured" to convert the coverage to a flexible premium adjustable life insurance Policy.

    - Children's Insurance Rider--This rider provides coverage for eligible minor children. It also covers future children, including adopted children and stepchildren.

    - Accidental Death Benefit Rider--This Rider pays an additional benefit for death resulting from a covered accident prior to the Policy anniversary nearest the Insured's Age 70.

    - Exchange Option Rider--This Rider allows you to use the Policy to insure a different person, subject to Company guidelines.

    - Living Benefits Rider--This Rider permits part of the proceeds of the Policy to be available before death if the Insured becomes terminally ill or is permanently confined to a nursing home.

    - Guaranteed Death Benefit Rider--This Rider, WHICH IS AVAILABLE ONLY AT DATE OF ISSUE, (a) guarantees that the Policy will not lapse regardless of the performance of the Separate Account, and (b) provides a guaranteed net death benefit.

WHAT ARE THE POLICY'S RISKS?

There are certain risks associated with the Policy:

    - There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy will terminate if Policy Value is insufficient to cover certain monthly charges plus loan interest accrued, or if Outstanding Loans exceed the Policy Value less surrender charges. The Policies are unsuitable as short-term savings vehicles.

    - The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments, unless the optional Guaranteed Death Benefit is in effect. The Guaranteed Death Benefit may not be available in all states.

    - Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value, and will reduce the Death Benefit. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy loan may have tax consequences.

    - Surrender of the Policy may be subject to a substantial surrender charge. Partial Withdrawals may be subject to surrender charges and a Partial Withdrawal Charge.

    - A Policy may be considered a "modified endowment contract" if total payments during the first seven Policy years (or within seven years of a material change in the Policy) exceed the total net level payments payable, if the Policy had provided paid-up future benefits after seven level annual payments. If the Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis. In addition, a 10% additional penalty tax may be imposed on that part of a distribution that is includible in income.

    - Each Fund is subject to investment risks and other risks. We do not promise that the Funds will meet their investment objectives. Amounts that you have allocated to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Sub-Accounts invest. Your bear the investment risk that those Funds possibly will not meet their investment objectives. A description of each Fund's investment policies and a comprehensive discussion of the risks of each Fund may by found in the Fund's prospectus.

                   SUMMARY OF RISKS AND BENEFITS: FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                TRANSACTION FEES

                                          WHEN CHARGE IS
CHARGE                                       DEDUCTED                     AMOUNT DEDUCTED
------                             ----------------------------  ---------------------------------
MAXIMUM SALES CHARGE IMPOSED ON                N/A                             None
  PREMIUMS (LOAD)

PREMIUM TAXES                      When a premium payment is     2.50% of each premium payment
                                   made

DEFERRED ACQUISITION COSTS         When a premium payment is     1.00% of each premium payment
  ("DAC TAX" CHARGE)               made

SURRENDER CHARGE--DEFERRED         Upon Surrender or a Decrease  $8.50 per thousand dollars of the
  ADMINISTRATIVE CHARGE(1)         in Face Amount for up to      initial Face Amount or of an
                                   15 years from Date of Issue   increase in Face Amount.
                                   of the Policy or from the
                                   date of increase in Face
                                   Amount, respectively

SURRENDER CHARGE--DEFERRED SALES
  CHARGE(1)
  Minimum and Maximum Charge       Upon Surrender or a Decrease  The minimum charge is $7.68 and
                                   in Face Amount for up to      the maximum charge is $38.25 per
                                   15 years from Date of Issue   $1,000 of Face Amount.
                                   of the Policy or from the
                                   date of increase in Face
                                   Amount, respectively.

  Charge for a representative                                    For a Male Standard Non-Smoker
    Policy owner                                                 Age 45, the rate is $23.61 per
                                                                 $1,000 of Face Amount.

PARTIAL WITHDRAWAL CHARGE(2)       Upon Partial Withdrawals in   5% of any withdrawals in excess
                                   excess of the Free 10%        of the Free 10% Withdrawal
                                   Withdrawal Amount             amount.

PARTIAL WITHDRAWAL TRANSACTION     Upon any Partial Withdrawal   2% of the amount withdrawn, not
  FEE                                                            to exceed $25

INCREASE IN FACE AMOUNT            Upon increasing the Face      $40 administrative fee
                                   Amount of the Policy

                                          WHEN CHARGE IS
CHARGE                                       DEDUCTED                     AMOUNT DEDUCTED
------                             ----------------------------  ---------------------------------
TRANSFER CHARGES                   Upon the 13th transfer and    Currently $10 per transfer,
                                   each subsequent transfers in  guaranteed not to exceed $25 per
                                   a Policy Year.                transfer.

SPLIT OPTION RIDER/EXCHANGE        Upon adding the rider to the  $20 (one-time fee)
  OPTION RIDER                     contract

LIVING BENEFITS RIDER
  Minimum and Maximum Charge       Upon exercising the rider     One-time fee of $150, plus an
                                                                 additional charge based on the
                                                                 present value of expected
                                                                 premiums associated with the
                                                                 benefit. The minimum additional
                                                                 charge is $1.61 and the maximum
                                                                 additional charge is $850

  Charge for a representative      Upon exercising the rider     Per $1,000 of original Face
    Policy owner                                                 Amount: a representative charge
                                                                 is $13.10 (for a Male Standard,
                                                                 Age 45)

GUARANTEED DEATH BENEFIT RIDER     Upon adding the rider         $25 (one-time fee)
                                   (available only at issue)

PAID-UP INSURANCE OPTION                       N/A                             None

CHANGING NET PAYMENT ALLOCATION    Upon changing allocations of  Currently there is no charge. Any
                                   Net Payments                  future charge is guaranteed not
                                                                 to exceed $25.

CHANGING MONTHLY DEDUCTION         Upon changing allocation of   Currently there is no charge. Any
  ALLOCATION                       the Monthly Deduction         future charge is guaranteed not
                                                                 to exceed $25.

PROVIDING A PROJECTION OF          Upon requesting a projection  Currently there is no charge. Any
  VALUES(3)                        of values                     future charge is guaranteed not
                                                                 to exceed $25.

------------------------


(1) SURRENDER CHARGES--At any time that the Policy is in effect, a Policyowner may elect to surrender the Policy and receive its Surrender Value. A surrender charge is calculated upon issuance of the Policy and upon each increase in Face Amount. The duration of the surrender charge is 15 years for issue Ages 0 through 50, grading down to 10 years for issue Ages 55 and above. The surrender charge is imposed only if, during its duration, you request a full surrender or a decrease in the Face Amount. The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b), where (a) is a dEFERRED ADMINISTRATIVE CHARGE, and (b) is a DEFERRED SALES CHARGE. For purposes of calculating the withdrawal charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from Premium Payments in the chronological order in which they were received.


    The DEFERRED ADMINISTRATIVE CHARGE is $8.50 per thousand dollars of the initial Face Amount or of an increase in the Face Amount. The charge is designed to reimburse the Company for administrative costs associated with product research and development, underwriting, Policy administration, decreasing the Face Amount, and surrendering a Policy. Because the maximum surrender charge reduces by 0.5% or more per month (depending on issue Age) after the 40th Policy month from the Date of Issue or the effective date of an increase in the Face Amount, in certain situations some or all of the deferred administrative charge may not be assessed upon surrender of the Policy.

    The DEFERRED SALES CHARGE is equal to 49% of premiums received up to a maximum number of Guideline Annual Premiums that vary by issue Age. This maximum number varies from 1.660714 (for Ages 0 through 55) to 0.948980 (for Age 85). In accordance with state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 of the initial Face Amount. The deferred sales charge varies based on individual characteristics (sexes, issue ages and underwriting classes) of the Insureds. Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, the minimum is $7.68 (for a Female Standard Smoker Age 0) and the maximum is $38.25 (for a Male Standard Smoker Age 53) per $1000 of Face Amount.

    The surrender charge shown in the table may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your Policy, please contact us at the address or telephone number shown on the front cover of this Prospectus or contact your agent.

(2) PARTIAL WITHDRAWALS--The Company will reduce the amount of the Policy's outstanding Surrender Charge by the amount of the Partial Withdrawal Charge. If no Surrender Charges apply to the Policy at the time of a withdrawal, no partial withdrawal charge will apply to that withdrawal.

(3) PROVIDING A PROJECTION OF VALUES--You may request a free personalized illustration of death benefits, cash surrender values and cash values once annually. The Company may in its discretion provide additional personalized illustrations upon request. We currently do not charge for personal illustrations, but we reserve the right to charge a fee, not to exceed $25, if you request more than one illustration annually.

                                     * * *

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE FUND FEES AND EXPENSES. THE SEPARATE ACCOUNT MORTALITY AND EXPENSE RISK FEES AND THE SEPARATE ACCOUNT ADMINISTRATIVE CHARGE ARE DEDUCTED FROM THE SEPARATE ACCOUNT ON A DAILY BASIS. ALL OF THE OTHER FEES ARE CALCULATED MONTHLY AND DEDUCTED FROM YOUR POLICY VALUE AS PART OF THE MONTHLY DEDUCTION.

              PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

                                          WHEN CHARGE IS
CHARGE                                       DEDUCTED                     AMOUNT DEDUCTED
------                             ----------------------------  ---------------------------------
COST OF INSURANCE(1)
  Minimum and Maximum charge                 Monthly             Per $1,000 of original Face
                                                                 Amount, the minimum is $0.05 and
                                                                 the maximum is $83.33

  Charge for a representative                Monthly             Per $1,000 of original Face
    Policy owner                                                 Amount: a representative charge
                                                                 is $0.25 (for a Male Standard
                                                                 Non-Smoker Age 45)

MONTHLY ADMINISTRATIVE FEE                   Monthly             $5.00

SEPARATE ACCOUNT MORTALITY AND                Daily              Annual rate of 0.65% of Separate
  EXPENSE RISK FEES                                              Account assets (guaranteed not to
                                                                 exceed 0.90%)

SEPARATE ACCOUNT ADMINISTRATIVE      Daily for the first ten     Annual rate of 0.15% of Separate
  CHARGE                                   Policy years          Account assets (guaranteed not to
                                                                 exceed 0.25%)

MONTHLY CHARGES FOR OPTIONAL                 Monthly             Varies depending upon the
  BENEFITS(2)                                                    optional benefits selected, and
                                                                 by the individual characteristics
                                                                 of the Insureds

OTHER INSURED RIDER
  Minimum and Maximum charge                 Monthly             Per $1,000 of original Face
                                                                 Amount: the minimum is $0.06 and
                                                                 the maximum is $83.33

  Charge for a representative                Monthly             Per $1,000 of original Face
    Policy owner                                                 Amount: a representative charge
                                                                 is $0.51 (for a Male Standard
                                                                 Non-Smoker Age 45)

WAIVER OF PREMIUM RIDER
  Minimum and Maximum charge                 Monthly             Per $1000 of the monthly benefit,
                                                                 the minimum is $0.01 and the
                                                                 maximum is $187.51

  Charge for a representative                Monthly             Per $1,000 of original Face
    Policy owner                                                 Amount: a representative charge
                                                                 is $0.03 (for a Male Standard
                                                                 Non-Smoker Age 45)

GUARANTEED INSURABILITY RIDER
  Minimum and Maximum charge                 Monthly             Per $1,000 of original Face
                                                                 Amount: the minimum is $0.03 and
                                                                 the maximum is $1.71.

                                          WHEN CHARGE IS
CHARGE                                       DEDUCTED                     AMOUNT DEDUCTED
------                             ----------------------------  ---------------------------------
  Charge for a representative                Monthly             Per $1,000 of original Face
    Policy owner                                                 Amount: a representative charge
                                                                 is $0.38 (for a Male Standard
                                                                 Non-Smoker Age 45)

CHILDREN'S INSURANCE RIDER                   Monthly             $0.40 per $1000 of benefit

ACCIDENTAL DEATH BENEFIT RIDER
  Minimum and Maximum charge                 Monthly             Per $1,000 of original Face
                                                                 Amount: the minimum is $0.07 and
                                                                 the maximum is $0.36.

  Charge for a representative                Monthly             Per $1,000 of original Face
    Policy owner                                                 Amount: a representative charge
                                                                 is $0.08 (for a Male Standard
                                                                 Non-Smoker Age 45)

LOAN INTEREST(3)                     Paid in arrears annually    8% of the loan amount(3)
                                         (accrues daily)

PAID-UP INSURANCE OPTION                       N/A                             None

------------------------

(1) COST OF INSURANCE--Charges vary based on individual characteristics such as the age, Policy year, underwriting class, Face Amount and sex of the Insured. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate that the guaranteed rate shown in your Policy. We calculate a separate cost of insurance rate for any increase in the Face Amount based on the Insured's circumstances at the time of the increase. The charges shown in the table may not be representative of the charge that a particular Policy owner will pay. You may obtain more information about the particular charges that apply to you by contacting us at the address or telephone number shown on the back cover of this Prospectus or contact your agent. For more information about the calculation of the cost of insurance charges, see CHARGES AND DEDUCTIONS.

    Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face Amount: the minimum Cost of Insurance Charge is $0.02 (for Female Preferred Non-Smoker
    Age 25) and the maximum is $83.33 (for a Male Sub-Standard Smoker Rated 500% & $5 Permanent Flat Extra Age 94).

(2) MONTHLY CHARGES FOR OPTIONAL BENEFITS--The charges for these benefits vary depending upon the optional benefits selected, and by the individual characteristics of the Insureds. The charges shown in the table may not be representative of the charge that a particular Policy owner will pay. You may obtain more information about the particular charges that apply to you by contacting us at the address or telephone number shown on the back cover of this Prospectus or contact your agent.

    OTHER INSURED RIDER--Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face
    Amount: the minimum charge is $0.06 and the maximum charge is $83.33

    GUARANTEED INSURABILITY RIDER--Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face Amount: the minimum is $0.03 (for Female Preferred Smoker Age 6) and the maximum is $1.71 (for a Male Standard Smoker Age 65).

    ACCIDENTAL DEATH BENEFIT RIDER--Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face Amount: the minimum is $0.07 (for Female Preferred Smoker Age 5) and the maximum is $0.36 (for a Male Sub-Standard Smoker Rated
    Age 65).

(3) POLICY LOANS--Outstanding Policy loans are charged interest at an annual rate of 8.00%, which accrues daily and is payable in arrears. However, as long as the Policy is in force, the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 6.00% per year.

    PREFERRED LOAN OPTION--A preferred loan option is available under the Policy. After the tenth Policy anniversary the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current position is to credit a rate of interest equal to the rate being charged for the preferred loan.

                                     * * *

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSED CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

                         ANNUAL FUND OPERATING EXPENSES


TOTAL ANNUAL FUND OPERATING EXPENSES                 MINIMUM                          MAXIMUM
------------------------------------     -------------------------------  -------------------------------
Expenses that are deducted from Fund     Annual charge of 0.58%           Annual charge of 1.43%
assets, including management fees,       of average daily net assets      of average daily net assets
distribution and/or service (12b-1)
fees and other expenses.



The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements, which may be guaranteed for periods of up to a year or more or which may be terminated at any time. For the year ended December 31, 2009, the lowest and highest Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements, respectively, are 0.53% (the expense reductions and waivers may be terminated at any time) and 1.18% (expense reductions may be terminated at any time). Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.


THE FUND'S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

                THE COMPANY, THE SEPARATE ACCOUNT AND THE FUNDS

WHO IS THE COMPANY?


Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company and the principal office was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400. Unless otherwise specified, any reference to the "Company" refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity").



Commonwealth Annuity is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Commonwealth Annuity was a direct subsidiary of First Allmerica Financial Life Insurance Company, which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Commonwealth Annuity became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282.



Commonwealth Annuity is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Its Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.



At this time, we are relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.


WHAT IS THE SEPARATE ACCOUNT?

In this prospectus, "Separate Account" refers to the VEL II Account of Commonwealth Annuity. The Separate Account is a separate investment account compromised of Sub-Accounts. Each Sub-Account invests in a corresponding investment portfolio ("Fund") of a management investment company. The assets used to fund the variable portion of the Policy are set aside in the Separate Account, and are kept separate from the general assets of the Company. Under Massachusetts law, assets equal to the reserves and other liabilities of the Separate Account may not be charged with any liabilities arising out of any other business of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains or capital losses of the Company, or the other Sub-Accounts. The Company is obligated to pay all amounts promised under the Policies.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts. The Company may also offer other variable life insurance policies investing in the Separate Account, which are not discussed in this Prospectus. In addition the Separate Account may invest in other funds that are not available to the Policies described in this prospectus.

WHAT ARE THE FUNDS?

Each Sub-Account invests in a corresponding investment portfolio ("Fund") of an open-end management investment company. The Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Funds may manage publicly traded mutual funds with similar names and objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Funds and any similarly named publicly traded mutual fund may differ substantially.


A summary of investment objectives of each of the Funds is set forth below. Certain Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the premium payments made under the Policy. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level. In some states, insurance regulations may restrict the availability of particular Funds.


MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.


GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L.P.



GOLDMAN SACHS VIT CORE FIXED INCOME FUND--seeks a total return consisting of capital appreciation and income that exceeds the total return of the Barclays Capital U.S. Aggregate Bond Index (the "Index").



GOLDMAN SACHS VIT EQUITY INDEX FUND--seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.



GOLDMAN SACHS VIT GOVERNMENT INCOME FUND--seeks a high level of current income, consistent with safety of principal.



GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND--seeks long-term growth of capital.



GOLDMAN SACHS VIT MID CAP VALUE FUND--seeks long-term capital appreciation.



GOLDMAN SACHS VIT MONEY MARKET FUND--The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar denominated obligations of foreign banks, foreign companies and foreign governments.



GOLDMAN SACHS VIT STRATEGIC GROWTH FUND--seeks long-term growth of capital. This Fund was formerly known as Goldman Sachs VIT Capital Growth Fund.



GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND--seeks long-term growth of capital. The Fund seeks this objective by investing in the stocks of leading companies within developed and emerging countries around the world, outside the U.S.



GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND--The Fund seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
ADVISER: ALLIANCEBERNSTEIN L.P.

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--seeks long-term growth of capital.

DELAWARE VIP TRUST
ADVISER: DELAWARE MANAGEMENT COMPANY


DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES--seeks long-term growth without undue risk to principal. The Series invests primarily in equity securities that provide the potential for capital appreciation. At least 65% of the Series' total assets will be invested in equity securities of issuers from foreign countries. The Series may invest more than 25% of its total assets in the securities of issuers located in the same country. The Series' investment manager places great emphasis on those securities it believes can offer the best long-term appreciation within a three to five year horizon. The investment manager constructs a portfolio of 45 to 55 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP ASSET MANAGER(SMA) PORTFOLIO--seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, ("FIIA"), Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited.

FIDELITY VIP EQUITY-INCOME PORTFOLIO seeks reasonable income. The Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the Standard & Poor's 500(SMa) Index (S&P 500-Registered Trademark-). The sub-adviser is
FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP GROWTH PORTFOLIO--seeks to achieve capital appreciation. The sub-adviser is FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP HIGH INCOME PORTFOLIO--seeks high level of current income, while also considering growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP OVERSEAS PORTFOLIO--seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
ADVISER: FRANKLIN ADVISERS, INC.


FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies.

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.



INVESCO VARIABLE INSURANCE FUNDS (SERIES I SHARES)
ADVISER: INVESCO ADVISORS, INC.



INVESCO V.I. GLOBAL HEALTH CARE FUND--The Fund's investment objective is growth of capital. The Fund invests under normal circumstances, at least 80% of net (plus borrowings for investment purposes) in securities of health care industry issuers. This fund was formerly known as AIM V.I. Global Health Care Fund.


JANUS ASPEN SERIES (SERVICE SHARES)
ADVISER: JANUS CAPITAL MANAGEMENT LLC


JANUS ASPEN JANUS PORTFOLIO--seeks long-term growth of capital.


T. ROWE PRICE INTERNATIONAL SERIES, INC.
ADVISER: T. ROWE PRICE INTERNATIONAL, INC.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. Normally at least 80% of the fund's net assets will be invested in stocks. The fund is intended for long-term investors who can accept the price volatility inherent in common stock investing, and is subject to the risks unique to international investing such as changes in currency values, and also geographic or, potentially, emerging markets risks. The sub-adviser is T. Rowe Price Global Investment Services Limited.


                                    *  *  *

If there is a material change in the investment policy of a fund, we will notify you of the change. If you have Policy Value allocated to that fund, you may without charge reallocate the Policy Value to another fund or to the Fixed Account. We must receive your written request within 60 days of the LATEST of the:

    - Effective date of the change in the investment policy OR

    - Receipt of the notice of your right to transfer.

                                   THE POLICY


As of the date of this Prospectus, the Company has effectively ceased issuing new Policies This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Policyowners. The Policy together with its attached application constitutes the entire agreement between you and the Company.


HOW DO I COMMUNICATE WITH THE COMPANY?

You may contact us at the address or telephone number shown on the cover of this Prospectus or by contacting your agent.

EFFECTIVE DATE OF TRANSACTIONS

Once your Policy is in force, the effective date of payments, forms and requests you send is usually determined by the day and time we receive the item in good order at the mailing address that appears in this Prospectus. "Good order" means that we have received all information, letters, forms or other documents, completed to our satisfaction, which we believe are necessary to process the transaction. Premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive in good order before the close of business (usually 4:00 p.m. Eastern time, or the close of the New York Stock Exchange, if earlier) on a business day will normally be effective as of the end of that day, unless the transaction is scheduled to occur on another business day. If we receive your payment or request after the close of business on a business day, your payment or request will be effective as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.

Other forms, notices and requests are normally effective on the day that we receive them in good order, unless the transaction is scheduled to occur on another business day. Assignments, change of owner and change of beneficiary forms are effective as of the day you sign the assignment or form, once we receive them in good order.

WRITTEN REQUESTS

Whenever this Prospectus refers to a communication as a "written request," it means in writing, in form and substance reasonably satisfactory to us, and received at the mailing address indicated on the cover of this Prospectus. We will process the transaction when the written request is received in good order. For some transactions, including assignments, loans, withdrawals, and surrender of the Policy, we require you to use Company forms. You may obtain Company forms by calling 1-800-533-7881. You may also obtain Company forms at our Company web site: https://cwannuity.se2.com.

TELEPHONE REQUESTS

You have the privilege to make telephone requests. The Company and our agents and affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others things, requiring some form of personal identification prior to acting upon instructions received by telephone. All transfer instructions by telephone are tape recorded.

We cannot guarantee that you will always be able to reach us to complete a telephone transaction. We reserve the right to modify or discontinue the privilege to make requests by telephone at any time without prior notice. Under these circumstances, you should submit your request in writing or other form acceptable to us.

HOW DO I APPLY FOR A POLICY?

The Company is not currently issuing new Policies. The following is provided as general information concerning the Company's procedures for issuing policies.

Upon receipt at its Service Office of a completed application from a prospective Policyowner, the Company will follow certain insurance underwriting procedures designed to determine whether the proposed Insured is insurable. This process may involve medical examinations, and may require that further information be provided by the proposed Policyowner before a determination of insurability can be made. The Company reserves the right to reject an application which does not meet its underwriting guidelines, but in underwriting insurance, the Company complies with all applicable federal and state prohibitions concerning unfair discrimination. If the application is approved and the Policy is issued and accepted by you, the initial premium held in the General Account will be credited with interest at a specified rate, beginning not later than the date of receipt of the premium at the Service Office. If a Policy is not issued, the premiums will be returned to you without interest.

It is possible to obtain life insurance protection during the underwriting process through a Conditional Insurance Agreement. If at the time of application you make a payment equal to at least one minimum monthly payment for the Policy as applied for, the Company will provide conditional insurance, subject to the terms of the Conditional Insurance Agreement. This coverage generally will continue for a maximum of 90 days from the date of the application or the completion of a medical exam, should one be required. In no event will any insurance proceeds be paid under the Conditional Insurance Agreement if death is by suicide.

CAN I EXAMINE AND CANCEL THE POLICY OR AN INCREASE IN FACE AMOUNT?

Yes. The Policy provides for an initial "Free-Look" period. You may cancel the Policy by mailing or delivering the Policy to the Service Office or an agent of the Company on or before the latest of:

    - 45 days after the application for the Policy is signed, or

    - 10 days after you receive the Policy (or longer if required by state law), or

    - 10 days after the Company mails or personally delivers a Notice of Withdrawal Rights to you; or

    - 60 days after you receive the Policy, if the Policy was purchased in New York as a replacement for an existing policy.

When you return the Policy, the Company will mail a refund to you within seven days. The refund of any premium paid by check, however, may be delayed until the check has cleared your bank.

Where required by state law, the refund will equal the premiums paid. In all other states or if the Policy was issued in New York as a replacement, the refund will equal the sum of:

(1) the difference between the premiums, including fees and charges paid, and any amounts allocated to the Separate Account, plus

(2) the value of the amounts allocated to the Separate Account, plus

(3) any fees or charges imposed on the amounts allocated to the Separate
    Account.

The amount refunded in (1) above includes any premiums allocated to the General Account.

FREE LOOK WITH FACE AMOUNT INCREASES

After an increase in the Face Amount, the Company will mail or personally deliver a notice of a "Free Look" with respect to the increase. You will have the right to cancel the increase before the latest of:

    - 45 days after the application for the increase is signed, or

    - 10 days after you receive the new specifications pages issued for the increase (or longer if required by state law), or

    - 10 days after the Company mails or delivers a Notice of Withdrawal Rights to you.

Upon canceling the increase, you will receive a credit to your Policy Value of charges which would not have been deducted but for the increase. The amount to be credited will be refunded if you so request. The Company also will waive any surrender charge calculated for the increase.

IS THERE A PAID-UP INSURANCE OPTION?

Upon Written Request, a Policyowner may exercise a paid-up insurance option. Paid-up life insurance is fixed insurance, usually having a reduced Face Amount, for the lifetime of the Insured with no further premiums due. If the Policyowner elects this option, certain Policyowner rights and benefits may be limited.

The paid-up fixed insurance will be in the amount that the Surrender Value of the Policy can purchase for a net single premium at the Insured's Age and Underwriting Class on the date this option is elected. The Company will transfer any Policy Value in the Separate Account to the General Account on the date it receives the Written Request to elect the option. If the Surrender Value exceeds the net single premium necessary for the fixed insurance, the Company will pay the excess to the Policyowner. The net single premium is based on the Commissioners 1980 Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Table B for unisex Policies) with increases in the tables for non-standard risks. Interest will not be less than 4.5%.

IF THE PAID-UP INSURANCE OPTION IS ELECTED, THE FOLLOWING POLICYOWNER RIGHTS AND
  BENEFITS WILL BE AFFECTED:

    - As described above, the paid-up insurance benefit is computed differently from the net death benefit, and the death benefit options will not apply.

    - The Company will transfer the Policy Value in the Separate Account to the General Account on the date it receives the written request to elect the option. The Company will not allow transfers of Policy Value from the General Account back to the Separate Account.

    - The Policyowner may not make further premium payments.

    - The Policyowner may not increase or decrease the Face Amount or make partial withdrawals.

    - Riders will continue only with the Company's consent.

After electing paid-up fixed insurance, the Policyowner may make Policy loans or surrender the Policy for its net cash value. The cash value is equal to the net single premium for paid-up insurance at the Insured's attained age. The net cash value is the cash value less any outstanding loans.

DOES THE COMPANY SUPPORT INCENTIVE FUNDING DISCOUNTING?

Yes. The Company will lower the cost of insurance charges by 5% during any Policy year for which you qualify for an incentive funding discount. To qualify, total premiums paid under the Policy, less any debt, withdrawals and withdrawal charges, and transfers from other policies issued by the Company, must exceed 90% of the guideline level premiums (as defined in Section 7702 of the Internal Revenue Code of 1986 (the "Code"), accumulated from the Date of Issue to the date of qualification. The incentive funding discount is not available in all states.

The amount needed to qualify for the incentive funding discount is determined on the Date of Issue for the first Policy year and on each Policy anniversary for each subsequent Policy year. If the Company receives the proceeds from a Policy issued by an unaffiliated company to be exchanged for the Policy, however, the qualification for the incentive funding discount for the first Policy year will be determined on the date the proceeds are received by the Company, and only insurance charges becoming due after the date such proceeds are received will be eligible for the incentive funding discount.

HOW DO I MAKE PAYMENTS?

Payments are payable to the Company, and may be mailed to the Service Office or paid through one of the Company's authorized agents. All premium payments after the initial premium payment are credited to the Separate Account or the General Account as of date of receipt at the Service Office. Payments received before the close of business (usually 4:00 p.m. Eastern time, or the close of the New York Stock Exchange, if earlier) on a business day will normally be credited to the Variable Account or the Fixed Account as of the end of that day. If we receive your payment after the close of business on a business day, your payment or request will be effective as of the end of the next business day.

PREMIUM FLEXIBILITY

Unlike conventional insurance policies, the Policy does not obligate you to pay premiums in accordance with a rigid and inflexible premium schedule. You may establish a schedule of planned premiums which will be billed by the Company at regular intervals. Failure to pay planned premiums will not itself cause the Policy to lapse. However, if the optional Guaranteed Death Benefit rider is in effect, certain minimum premium payment tests must be met.

You also may make unscheduled premium payments at any time prior to the Final Premium Payment Date or skip planned premium payments, subject to the maximum and minimum premium limitations described below.

You also may elect to pay premiums by means of a monthly automatic payment procedure. Under this procedure, amounts will be deducted each month from your checking account, generally on the Monthly Payment Date, from your checking account and applied as a premium under a Policy. The minimum payment permitted under this procedure is $50.

Premiums are not limited as to frequency and number. No premium payment may be less than $100, however, without the Company's consent. Moreover, premium payments must be sufficient to provide a positive Surrender Value at the end of each Policy month, or the Policy may lapse.

MINIMUM MONTHLY FACTOR

The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

In no event may the total of all premiums paid exceed the current maximum premium limitations set forth in the Policy, which are required by federal tax laws. These maximum premium limitations will change whenever there is any change in the Face Amount, the deletion of a rider, or a change in the Sum Insured Option. If a premium is paid which would result in total premiums exceeding the current maximum premium limitations, the Company will accept only that portion of the premiums that shall make total premiums equal the maximum. Any part of the premiums in excess of that amount will be returned, and no further premiums will be accepted until allowed by the current maximum premium limitation prescribed by Internal Revenue Service ("IRS") rules.

Notwithstanding the current maximum premium limitations, however, the Company will accept a premium that is needed in order to prevent a lapse of the Policy during a Policy year.

HOW DO I ALLOCATE MY NET PAYMENTS?

The Net Premium equals the premium paid less the 3.50% tax expense charge. In the application for a Policy, you indicate the initial allocation of Net Premiums among the General Account and the Sub-Accounts of the Separate Account. You may allocate premiums to one or more Sub-Accounts, but may not have Policy Value in more than 20 Sub-Accounts at any one time. The minimum amount that may be allocated to a Sub-Account is 1% of Net Premium paid. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.

FUTURE CHANGES ALLOWED

You may change the allocation of future Net Premiums by written or telephone request. An allocation change will be effective as of the date of receipt of the request in good order at the Service Office.

INVESTMENT RISK

The Policy Value in the Sub-Accounts will vary with their investment experience. You bear this investment risk. The investment performance may affect the Death Proceeds as well. Policyowners should periodically review their allocations of premiums and Policy Value in light of market conditions and overall financial planning requirements.

CAN I MAKE TRANSFERS?

Yes. Subject to the Company's then current rules, you may transfer the Policy Value among the Sub-Accounts or between a Sub-Account and the General Account. However, the Policy Value held in the General Account to secure a Policy loan may not be transferred. If we receive a transfer request after the close of business (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange, if earlier), it will be effected at the end of the next business day.

IS THE TRANSFER PRIVILEGE SUBJECT TO ANY LIMITATIONS?

Yes. The transfer privilege is subject to the Company's consent. The Company reserves the right to impose limitations on transfers including, but not limited to:

    - the minimum or maximum amount that may be transferred,

    - the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account,

    - the minimum period of time between transfers, and

    - the maximum number of transfers in a period.

If you request a transfer from a Sub-Account that is higher than your Policy Value in the Sub-Account on the valuation date for the transfer request (for example, if you request a transfer of $100 from a Sub-Account and the Policy Value in the Sub-Account is only $98 on the valuation date), we will transfer all of the Policy Value in the Sub-Account.

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Currently, transfers to and from the General Account are permitted only if:

    - There has been at least a 90-day period since the last transfer from the General Account, and

    - the amount transferred from the General Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Policy.

Currently, the first 12 transfers in a Policy year will be free of a transfer charge. Thereafter, a $10 transfer charge will be deducted from the amount transferred for each transfer in that Policy year. The Company may increase or decrease this charge, but it is guaranteed never to exceed $25. Any transfers made with respect to a conversion privilege, Policy loan or material change in investment Policy will not count towards the 12 free transfers.

These rules are subject to change by the Company.

ARE THERE RESTRICTIONS ON DISRUPTIVE TRADING?

This Policy is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Fund (collectively, "Disruptive Trading"). These activities may require the Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Fund's shares, interfere with the efficient management of the Fund's portfolio, and increase brokerage and administrative costs of the Funds. As a result, Disruptive Trading may adversely affect an Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policy Owners.

In order to protect our Policy Owners and the Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

    - the number of transfers made over a period of time;

    - the length of time between transfers;

    - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Funds;

    - the dollar amount(s) requested for transfers; and

    - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Policy Owners; and

    - the investment objectives and/or size of the Funds.

We may increase our monitoring of Policy Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Policy Owners. We will also investigate any patterns of disruptive trading identified by the Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-Account to Sub-Account. The Disruptive Trading Procedures limit the number of transfers a Policy Owner may make during a given period, limit the number of times a Policy Owner may transfer into particular funds during a given period, and place restrictions as to the time or means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. In certain states, the Disruptive Trading Procedures apply dollar or percentage limitations, rather than restrictions on the number of transfers. Subject to the terms of the Policy, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners or other holders of the Funds.

In addition, some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Policy Owner has requested. In the future, some Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

We apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Policy Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Policy Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions, you may experience dilution in the value of your Fund shares. There may be increased brokerage and administrative costs within the Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Fund or its principal underwriter that will obligate us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Fund.

IS THERE A DOLLAR-COST AVERAGING OPTION OR AUTOMATIC REBALANCING OPTION?

Yes. You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Accounts which invest in the Goldman Sachs VIT Money Market Fund and Goldman Sachs VIT Government Income Fund, respectively, to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

    - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, bi-monthly, quarterly, semi-annual or annual schedule. The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year; each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made free of charge. Generally, all transfers will be processed on the 15th of each scheduled month. If the 15th is not a business day, however, or is the Monthly Payment Date, the automatic transfer will be processed on the next business day. The Dollar-Cost Averaging Option and the Automatic Rebalancing Option may not be in effect at the same time.

If the policy goes into a grace period (see WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY? under TERMINATION AND REINSTATEMENT), automatic Dollar Cost Averaging and Automatic Account Rebalancing transactions are suspended. If you make sufficient payments to keep the policy in force, Dollar Cost Averaging and Automatic Account Rebalancing will resume with the next scheduled automatic transaction.

CAN I MAKE FUTURE CHANGES UNDER MY POLICY?

Yes. There are several changes you can make after receiving your Policy, within limits. You may:

    - Cancel your Policy under its right-to-examine provision

    - Transfer your ownership to someone else

    - Change the beneficiary

    - Change the allocation of payments, with no tax consequences under current law

    - Make transfers of Policy Value among the funds

    - Adjust the death benefit by increasing or decreasing the Face Amount

    - Add or remove certain optional insurance benefits

HOW DO I CHANGE THE FACE AMOUNT OF MY POLICY?

Subject to certain limitations, you may increase or decrease the specified Face Amount of a Policy at any time by submitting a Written Request to the Company. Any increase or decrease in the specified Face Amount requested by you will become effective on the Monthly Payment Date on or next following the date of receipt of the request at the Service Office or, if Evidence of Insurability is required, the date of approval of the request.

INCREASES IN THE FACE AMOUNT

Along with the Written Request for an increase, you must submit satisfactory Evidence of Insurability. The consent of the Insured also is required whenever the Face Amount is increased. A request for an increase in the Face Amount may not be less than $10,000. You may not increase the Face Amount after the Insured reaches Age 85. An increase must be accompanied by an additional premium if the Surrender Value is less than $50 plus an amount equal to the sum of two Minimum Monthly Factors.

On the effective date of each increase in the Face Amount, a transaction charge of $40 will be deducted from the Policy Value for administrative costs. The effective date of the increase will be the first Monthly Payment Date on or following the date all of the conditions for the increase are met.

An increase in the Face Amount generally will affect the Insurance Amount at Risk, and may affect the portion of the Insurance Amount at Risk included in various Premium Classes (if more than one Premium Class applies), both of which may affect the monthly cost of insurance charges. A surrender charge also will be calculated for the increase.

After increasing the Face Amount, you will have the right (1) during a Free-Look Period, to have the increase canceled and the charges which would not have been deducted but for the increase will be credited to the Policy, and (2) during the first 24 months following the increase, to transfer any or all Policy Value to the General Account free of charge. A refund of charges which would not have been deducted but for the increase will be made at your request.

DECREASES IN THE FACE AMOUNT

The minimum amount for a decrease in the Face Amount is $10,000. The Face Amount in force after any decrease may not be less than $50,000. If, following a decrease in the Face Amount, the Policy would not comply with the maximum premium limitation applicable under the IRS Rules, the decrease may be limited or Policy Value may be returned to the Policyowner (at your election) to the extent necessary to meet the requirements. A return of Policy Value may result in tax liability to you.

A decrease in the Face Amount will affect the total Insurance Amount at Risk and the portion of the Insurance Amount at Risk covered by various Premium Classes, both of which may affect a Policyowner's monthly cost of insurance charges. For purposes of determining the cost of insurance charge, any decrease in the Face Amount will reduce the Face Amount in the following order:

    - the Face Amount provided by the most recent increase;

    - the next most recent increases successively; and

    - the initial Face Amount.

This order also will be used to determine whether a surrender charge will be deducted and in what amount. If you request a decrease in the Face Amount, the amount of any surrender charge deducted will reduce the current Policy Value. You may specify one Sub-Account from which the surrender charge will be deducted. If no specification is provided, the Company will make a Pro-Rata Allocation. The current surrender charge will be reduced by the amount deducted.

CAN I CONVERT MY POLICY INTO A FIXED POLICY?

Once during the first 24 months after the Date of Issue or after the effective date of an increase in Face Amount (assuming the Policy is in force), you may convert your Policy without Evidence of Insurability to a flexible premium adjustable life insurance policy with fixed and guaranteed minimum benefits. Assuming that there have been no increases in the initial Face Amount, you can accomplish this within 24 months after the Date of Issue by transferring, without charge, the Policy Value in the Separate Account to the General Account and by simultaneously changing your premium allocation instructions to allocate future premium payments to the General Account. Within 24 months after the effective date of each increase, you can transfer, without charge, all or part of the Policy Value in the Separate Account to the General Account and simultaneously change your premium allocation instructions to allocate all or part of future premium payments to the General Account.

Where required by state law, at your request the Company will issue a flexible premium adjustable life insurance Policy to you. The new Policy will have the same Face Amount, Issue Age, Dates of Issue, and Premium Class as the original Policy.

CAN I MAKE POLICY LOANS?


You may borrow against the Policy Value. Policy loans may be obtained by request to the Company on the sole security of the Policy. The total amount which may be borrowed is the Loan Value. While a loan is outstanding, you may continue to make Premium Payments into the Policy.


In the first Policy year, the Loan Value is 75% of Policy Value reduced by applicable surrender charges, as well as Monthly Deductions and interest on Debt to the end of the Policy year. The Loan Value in the second Policy year and thereafter is 90% of an amount equal to the Policy Value reduced by applicable surrender charges. There is no minimum limit on the amount of the loan.

You must use Company forms to request a loan. You may obtain a Company loan form by calling 1-800-533-7881. You may also obtain a Company loan form at our Company web site, https://cwannuity.se2.com.

The loan amount normally will be paid within seven days after the Company receives the written loan request on a Company loan form at the Service Office, but the Company may delay payments under certain circumstances.

A Policy loan may be allocated among the General Account and one or more Sub-Accounts. If you do not make an allocation, the Company will make a Pro-Rata Allocation based on the amounts in the Accounts on the date the Company receives the loan request. The Policy Value in each Sub-Account equal to the Policy loan allocated to such Sub-Account will be transferred to the General Account as security for the loan, and the number of Accumulation Units equal to the Policy Value so transferred will be canceled. This will reduce the Policy Value in these Sub-Accounts. These transactions are not treated as transfers for purposes of the transfer charge.

The Policy loan rights of Policyowners who are participants under
Section 403(b) plans are restricted.

LOAN AMOUNT EARNS INTEREST IN GENERAL ACCOUNT

As long as the Policy is in force, the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 6.00% per year. NO ADDITIONAL INTEREST WILL BE CREDITED TO SUCH POLICY VALUE.

PREFERRED LOAN OPTION

A preferred loan option is available under the Policy. The preferred loan option will be available upon written request. It may be revoked by you at any time. You may change a preferred loan to a non-preferred loan at any time upon written request. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account that is equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current position is to credit a rate of interest equal to the rate being charged for the preferred loan.

There is some uncertainty as to the tax treatment of preferred loans, which may be treated as a taxable distribution from the Policy. Consult a qualified tax adviser. THE PREFERRED LOAN OPTION IS NOT AVAILABLE IN ALL STATES.

LOAN INTEREST CHARGED

Outstanding Policy loans are charged interest. Interest accrues daily and is payable in arrears at the annual rate of 8%. Interest is due and payable at the end of each Policy year or on a pro-rata basis for such shorter period as the loan may exist. Interest not paid when due will be added to the loan amount and will bear interest at the same rate. If the new loan amount exceeds the Policy Value in the General Account after the due and unpaid interest is added to the loan amount, the Company will the transfer Policy Value equal to that excess loan amount from the Policy Value in each Sub-Account to the General Account as security for the excess loan amount. The Company will allocate the amount transferred among the Sub-Accounts in the same proportion that the Policy Value in each Sub-Account bears to the total Policy Value in all Sub-Accounts.

REPAYMENT OF LOANS

Loans may be repaid at any time prior to the lapse of the Policy. Upon repayment of the Debt, the portion of the Policy Value that is in the General Account securing the loan repaid will be allocated to the various Accounts and increase the Policy Value in such accounts in accordance with your instructions. If you do not make a repayment allocation, the Company will allocate Policy Value in accordance with your most recent premium allocation instructions; provided, however, that loan repayments allocated to the Separate Account cannot exceed the Policy Value previously transferred from the Separate Account to secure the Debt.

If Debt exceeds the Policy Value less the surrender charge, the Policy will terminate. A notice of such pending termination will be mailed to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value.

EFFECT OF POLICY LOANS

Policy loans may be repaid at any time prior to the lapse of the Policy. However, because Policy loans do not participate in the investment experience of the Separate Account, Policy loans will permanently affect the Policy Value and Surrender Value, and may permanently affect the Death Proceeds, whether or not the loan is repaid. The effect could be favorable or unfavorable, depending upon whether the investment performance of the Sub-Account(s) is less than or greater than the interest credited to the Policy Value in the General Account that is security for the loan. Moreover, outstanding Policy loans and the accrued interest will be deducted from the proceeds payable upon the death of the Insured or surrender.

ARE POLICY LOANS PERMITTED IF THE POLICY WAS ISSUED IN CONNECTION WITH A TSA
PLAN?

If your Policy was issued in connection with a TSA plan, Policy loans are permitted in accordance with the terms of the Policy. However, if a Policy loan does not comply with the requirements of Code Section 72(p), the TSA plan may become disqualified and Policy Values may be includible in your current income. Policy loans must meet the following additional requirements:

    - Loans must be repaid within five years, except when the loan is used to acquire any dwelling unit which within a reasonable time is to be used as the Policy owner's principal residence.

    - All Policy loans must be amortized on a level basis with loan repayments being made not less frequently than quarterly.

    - The sum of all outstanding loan balances for all loans from all of your TSA plans may not exceed the lesser of:

       - $50,000 reduced by the excess (if any) of the highest outstanding balance of loans from all of the Policy owner's TSA plans during the one-year period preceding the date of the loan, minus the outstanding balance of loans from the Policy owner's TSA plans on the date on which such loan was made;

                                       OR

       - 50% of the Policy owner's non-forfeitable accrued benefit in all of his/her TSA plans, but not less than $10,000.

A QUALIFIED TAX ADVISER SHOULD BE CONSULTED BEFORE REQUESTING A POLICY LOAN IN CONNECTION WITH A TSA PLAN.

CAN I SURRENDER THE POLICY?

Yes. You may surrender the Policy and receive its Surrender Value. You must use Company forms to surrender the Policy. You may obtain a Company surrender form by calling 1-800-533-7881. The Surrender Value will be calculated as of the Valuation Date on which the Policy and completed surrender forms are received in good order at the Service Office.

The Surrender Value is equal to:

    - the Policy Value, MINUS

    - any Debt and applicable surrender charges.

A surrender charge is calculated upon issuance of the Policy and from the effective date of any increase in the Face Amount. The duration of the surrender charge is 15 years for issue Ages 0 through 50, grading down to 10 years for issue Ages 55 and above.

The proceeds on surrender may be paid in a single lump sum or under one of the payment options. Normally, the Company will pay the Surrender Value within seven days following the Company's receipt of the surrender request, but the Company may delay payment under the circumstances described under OTHER INFORMATION--CAN THE COMPANY DELAY PAYMENTS TO ME?

The surrender rights of Policyowners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas
ORP) are restricted.

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

CAN I MAKE PARTIAL WITHDRAWALS?

Yes. Any time after the first Policy year, you may withdraw a portion of the Surrender Value of your Policy, subject to the limits stated below. You must use Company forms to request a withdrawal. You may obtain a Company withdrawal form by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site, https://cwannuity.se2.com. The written request on a Company withdrawal form must indicate the dollar amount you wish to receive and the Accounts from which such amount is to be withdrawn. You may allocate the amount withdrawn among the Sub-Accounts and the General Account. If you do not provide allocation instructions, the Company will make a Pro-Rata Allocation. Each partial withdrawal must be in a minimum amount of $500.

Under Sum Insured Option 1, the Face Amount is reduced by the amount of the withdrawal, and a withdrawal will not be allowed if it would reduce the Face Amount below $40,000. See THE DEATH BENEFIT.

A withdrawal from a Sub-Account will result in the cancellation of the number of Accumulation Units equivalent in value to the amount withdrawn. The amount withdrawn equals the amount requested by you plus the transaction charge and any applicable partial withdrawal charge. Normally, the Company will pay the amount of the partial withdrawal within seven days following the Company's receipt of the partial withdrawal request, but the Company may delay payment under certain circumstances.

The withdrawal rights of Policyowners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas
ORP) are restricted. For important tax consequences which may result from partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

WHAT IS THE POLICY VALUE?

The Policy Value is the total amount available for investment, and is equal to the sum of:

    - your accumulation in the General Account, plus

    - the value of the Accumulation Units in the Sub-Accounts.

The Policy Value is used in determining the Surrender Value (the Policy Value less any Debt and applicable surrender charges). There is no guaranteed minimum Policy Value. Because the Policy Value on any date depends upon a number of variables, it cannot be predetermined.

The Policy Value and the Surrender Value will reflect the frequency and amount of Net Premiums paid, interest credited to accumulations in the General Account, the investment performance of the chosen

Sub-Accounts, any partial withdrawals, any loans, any loan repayments, any loan interest paid or credited, and any charges assessed in connection with the Policy.

CALCULATION OF POLICY VALUE

The Policy Value is determined first on the Date of Issue and thereafter on each Valuation Date. On the Date of Issue, the Policy Value will be the Net Premiums received, plus any interest earned during the underwriting period when premiums are held in the General Account (before being transferred to the Separate Account) less any Monthly Deductions due. On each Valuation Date after the Date of Issue the Policy Value will be:

    - the aggregate of the values in each of the Sub-Accounts on the Valuation Date, determined for each Sub-Account by multiplying the value of an Accumulation Unit in that Sub-Account on that date by the number of such Accumulations Units allocated to the Policy; plus

    - the value in the General Account (including any amounts transferred to the General Account as collateral with respect to a loan).

Thus, the Policy Value is determined by multiplying the number of Accumulation Units in each Sub-Account by the value of the applicable Accumulation Units on the particular Valuation Date, adding the products, and adding the amount of the accumulations in the General Account, if any.

THE ACCUMULATION UNIT

Each Net Premium is allocated to the Sub-Account(s) selected by you. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account.

The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the Net Premium allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units will remain fixed unless changed by a subsequent split of Accumulation Unit value, transfer, partial withdrawal or Policy surrender. In addition, if the Company is deducting the Monthly Deduction or other charges from a Sub-Account, each such deduction will result in cancellation of a number of Accumulation Units equal in value to the amount deducted.

The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account. That experience, in turn, will reflect the investment performance, expenses and charges of the respective Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account. The dollar value of an Accumulation Unit on a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy is received) when there is a sufficient degree of trading in an Fund's securities such that the current net asset value of the Sub-Accounts may be affected materially.

NET INVESTMENT FACTOR

The net investment factor measures the investment performance of a Sub-Account of the Separate Account during the Valuation Period just ended. The net investment factor for each Sub-Account is equal to 1.0000 plus the number arrived at by dividing (a) by (b) and subtracting (c) and (d) from the result, where:

(a) is the investment income of that Sub-Account for the Valuation Period, plus capital gains, realized or unrealized, credited during the Valuation Period; minus capital losses, realized or unrealized, charged during the Valuation Period; adjusted for provisions made for taxes, if any;

(b) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(c) is a charge for each day in the Valuation Period equal, on an annual basis, to 0.65% of the daily net asset value of that Sub-Account for mortality and expense risks. This charge may be increased or decreased by the Company, but may not exceed 0.90%; and

(d) is the Separate Account administrative charge for each day in the Valuation Period equal, on an annual basis, to 0.15% of the daily net asset value of that Sub-Account. The administrative charge may be increased or decreased by the Company, but may not exceed 0.25%. This charge is applicable only during the first ten Policy years.

The net investment factor may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. You bear the investment risk.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company.

                               THE DEATH BENEFIT

As long as the Policy remains in force (see TERMINATION AND REINSTATEMENT), upon due proof of the Insured's death, the Company will pay the Death Proceeds of the Policy to the named Beneficiary. The Company normally will pay the Death Proceeds within seven days of receiving due proof of the Insured's death, but the Company may delay payments under certain circumstances. See OTHER INFORMATION--CAN THE COMPANY DELAY PAYMENTS TO ME? The Death Proceeds may be received by the Beneficiary in cash or under one or more of the payment options set forth in the Policy. See THE DEATH BENEFIT--WHAT ARE THE DEATH PROCEEDS PAYMENT OPTIONS?

Prior to the Final Premium Payment Date, the Death Proceeds are equal to:

    - the Sum Insured provided under Option 1 or Option 2, whichever is elected and in effect on the date of death; plus

    - any additional insurance on the Insured's life that is provided by rider; minus

    - any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Policy month in which the Insured dies.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the Guaranteed Death Benefit Rider is in effect. If the Guaranteed Death Benefit Rider is in effect, the Death Proceed equal the greater of the Face Amount or Surrender Value. The amount of Death Proceeds payable will be determined as of the date the Company receives due proof of the Insured's death for Option 2 and on the date of the Insured's death for Option 1.

WHAT ARE THE SUM INSURED OPTIONS?

The Policy provides two Sum Insured Options: Option 1 and Option 2, as described below. You designate the desired Sum Insured Option in the application. You may change the Option once per Policy year by written request. There is no charge for a change in Option.

Under Option 1, the Sum Insured is equal to the greater of the Face Amount of insurance or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is equal to the greater of the Face Amount of insurance plus the Policy Value or the Guideline Minimum Sum Insured.

GUIDELINE MINIMUM SUM INSURED

To remain qualified as "life insurance" for federal tax purposes, federal tax law requires that policies have a minimum amount of pure life insurance protection in relation to the size of the Policy Value. The Guideline Minimum Sum Insured is used to determine compliance with this requirement. So long as the Policy qualifies as a life insurance contract, the insurance proceeds will be excluded from the gross income of the Beneficiary.

                      GUIDELINE MINIMUM SUM INSURED TABLE

AGE OF INSURED                                                PERCENTAGE OF
ON DATE OF DEATH                                              POLICY VALUE
----------------                                              -------------
40 and under................................................       250%
45..........................................................       215%
50..........................................................       185%
55..........................................................       150%
60..........................................................       130%
65..........................................................       120%
70..........................................................       115%
75..........................................................       105%

AGE OF INSURED                                                PERCENTAGE OF
ON DATE OF DEATH                                              POLICY VALUE
----------------                                              -------------
80..........................................................       105%
85..........................................................       105%
90..........................................................       105%
95 and above................................................       100%

For the Ages not listed, the progression between the listed Ages is linear.

Under both Option 1 and Option 2, the Sum Insured provides insurance protection. Under Option 1, the Sum Insured remains level unless the applicable percentage of Policy Value under the Guideline Minimum Sum Insured exceeds the Face Amount, in which case the Sum Insured will vary as the Policy Value varies. Under
Option 2, the Sum Insured varies as the Policy Value changes.

For any Face Amount, the amount of the Sum Insured (and the Death Proceeds) will be greater under Option 2 than under Option 1. This is because the Policy Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. Under Option 2, however, the cost of insurance included in the Monthly Deduction will be greater, and the rate at which Policy Value will accumulate will be slower (assuming the same specified Face Amount and the same actual premiums paid). See CHARGES AND DEDUCTIONS--WHAT IS THE MONTHLY DEDUCTION?

If you desire to have premium payments and investment performance reflected in the amount of the Sum Insured, you should choose Option 2. If you desire premium payments and investment performance reflected to the maximum extent in the Policy Value, you should select Option 1.

CAN I CHANGE THE SUM INSURED OPTION?

Generally, the Sum Insured Option in effect may be changed once each Policy year by sending a Written Request for change to the Service Office. Changing Sum Insured Options will not require Evidence of Insurability. The effective date of any such change will be the Monthly Payment Date on or following the date of receipt of the request. No charges will be imposed on changes in Sum Insured Options.

CHANGE FROM OPTION 1 TO OPTION 2

If the Sum Insured Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Sum Insured less the Policy Value on the effective date of the change. This change may not be made if it would result in a Face Amount of less than $40,000. A change from Option 1 to Option 2 will not alter the amount of the Sum Insured at the time of the change, but will affect the determination of the Sum Insured from that point on. Because the Policy Value will be added to the new specified Face Amount, the Sum Insured will vary with the Policy Value. Under Option 2, the

Insurance Amount at Risk always will equal the Face Amount unless the Guideline Minimum Sum Insured is in effect. The cost of insurance also may be higher or lower than it otherwise would have been without the change in Sum Insured Option. See CHARGES AND DEDUCTIONS--WHAT IS THE MONTHLY DEDUCTION?

CHANGE FROM OPTION 2 TO OPTION 1

If the Sum Insured Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Sum Insured which would have been payable under Option 2 on the effective date of the change (i.e., the Face Amount immediately prior to the change plus the Policy Value on the date of the change). The amount of the Sum Insured will not be altered at the time of the change. The change in option, however, will affect the determination of the Sum Insured from that point on, since the Policy Value no longer will be added to the Face Amount in determining the Sum Insured; the Sum Insured will equal the new Face Amount (or, if higher, the Guideline Minimum Sum Insured). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Policy Value will reduce or increase, respectively, the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Separate Account, changing the Sum Insured Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and therefore the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made.

A change in Sum Insured Option may result in total premiums paid exceeding the then-current maximum premium limitation determined by IRS Rules. In such event, the Company will pay the excess to the Policyowner.

IS A GUARANTEED DEATH BENEFIT AVAILABLE?

Yes. An optional Guaranteed Death Benefit Rider is available only at issue of the Policy. If this rider is in effect, the Company:

    - guarantees that your Policy will not lapse regardless of the investment performance of the Separate Account and

    - provides a guaranteed death benefit.

In order to maintain the Guaranteed Death Benefit Rider, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount, as described below. In addition, a one-time administrative charge of $25 is deducted from Policy Value when the Rider is elected. Certain transactions, including Policy Loans, partial withdrawals, and changes in Sum Insured Options, can result in the termination of the rider. If this rider is terminated, it cannot be reinstated.

GUARANTEED DEATH BENEFIT TESTS

While the Guaranteed Death Benefit Rider is in effect, the Policy will not lapse if the following two tests are met:

1. Within 48 months following the Date of Issue of the Policy or of any increase in the Face Amount, the sum of the premiums paid, less any debt, partial withdrawals and withdrawal charges, must be greater than the Minimum Monthly Factors (if any) multiplied by the number of months which have elapsed since the Date of Issue or the effective date of increase; and

2.  On each Policy anniversary, (a) must exceed (b), where, since the Date of
    Issue:

    (a) is the sum of your premiums, less any withdrawals, partial withdrawal charges and debt which is classified as a preferred loan; and

    (b) is the sum of the minimum guaranteed death benefit premiums, as shown on the specifications page of the Policy.

GUARANTEED DEATH BENEFIT

If the Guaranteed Death Benefit Rider is in effect on the Final Premium Payment Date, guaranteed Death Proceeds will be provided as long as the rider is in force. The Death Proceeds will be the greater of:

    - the Face Amount as of the Final Premium Payment Date; or

    - the Policy Value as of the date due proof of death is received by the Company.

TERMINATION OF THE GUARANTEED DEATH BENEFIT RIDER

The Guaranteed Death Benefit Rider will end and may not be reinstated on the first to occur of the following:

    - foreclosure of a Policy Loan; or

    - the date on which the sum of your payments does not meet or exceed the applicable Guaranteed Death Benefit test (above); or any Policy change that results in a negative guideline level premium; or

    - the effective date of a change from Sum Insured Option 2 to Sum Insured Option I, if such change occurs within 5 Policy years of the Final Premium Payment Date; or

    - a request for a partial withdrawal or preferred loan is made after the Final Premium Payment Date.

It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first Monthly Payment Date following the date the Rider terminates. The net amount payable to keep the Policy in force will never exceed the surrender charge plus three Monthly Deductions.

WHAT ARE THE DEATH PROCEEDS PAYMENT OPTIONS?

During the Insured's lifetime, you may arrange for the Death Proceeds to be paid in a single sum or under one or more of the available payment options. These choices also are available at the Final Premium Payment Date and if the Policy is surrendered. The Company may make more payment options available in the future.

If no election is made, the Company will pay the Death Proceeds in a single sum. When the Death Proceeds are payable in a single sum, the Beneficiary may, within one year of the Insured's death, select one or more of the payment options if no payments have yet been made.

Upon Written Request, the Surrender Value or all or part of the Death Proceeds may be placed under one or more of the payment options below or any other option offered by the Company. If you do not make an election, the Company will pay the benefits in a single sum. A certificate will be provided to the payee describing the payment option selected. If a payment option is selected, the Beneficiary may pay to the Company any amount that would otherwise be deducted from the Sum Insured.

The amounts payable under a payment option for each $1,000 value applied will be the greater of:

    - The rate per $1,000 of value applied based on the Company's non-guaranteed current payment option rates for the Policy, or

    - The rate in the Policy for the applicable payment option.

The following payment options are currently available. The amounts payable under these options are paid from the General Account. None is based on the investment experience of the Separate Account.


  Option A:  PAYMENTS FOR A SPECIFIED NUMBER OF YEARS. The Company will make equal payments for any selected number of years (not greater than 30). Payments may be made annually, semi-annually, quarterly or monthly.

  Option B:  LIFETIME MONTHLY PAYMENTS. Payments are based on the payee's age on the date the first payment will be made. One of three variations may be chosen. Depending upon this choice, payments will end:

             (1) upon the death of the payee, with no further payments due (Life Annuity), or
             (2) upon the death of the payee, but not before the sum of the payments made first equals or exceeds the amount applied under this option (Life Annuity with Installment Refund), or
             (3) upon the death of the payee, but not before a selected period (5, 10 or 20 years) has elapsed (Life Annuity with Period Certain).

  Option C:  INTEREST PAYMENTS. The Company will pay interest at a rate determined by the Company each year, but which will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. Payments will end when the amount left with the Company has been withdrawn.
             However, payments will not continue after the death of the payee. Any unpaid balance plus accrued interest will be paid in a lump sum.

  Option D:  PAYMENTS FOR A SPECIFIED AMOUNT. Payments will be made until the unpaid balance is exhausted. Interest will be credited to the unpaid balance. The rate of interest will be determined by the Company each year, but will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. The payment level selected must provide for the payment each year of at least 8% of the amount applied.

  Option E:  LIFETIME MONTHLY PAYMENTS FOR TWO PAYEES. One of three variations may be chosen. The greater the percentage amount provided to the surviving payee, the lower the amount of the original payment to the first payee. After the death of one payee, payments will continue to the survivor:

             (1)  in the same amount as the original amount; or
             (2)  in an amount equal to 2/3 of the original amount; or
             (3)  in an amount equal to 1/2 of the original amount.


Payments are based on the payees' ages on the date the first payment is due. Payments will end upon the death of the surviving payee.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Owner and/or the Beneficiary provisions of your Policy, any option selection may be changed before the Death Proceeds become payable. If you make no selection, the Beneficiary may select an option when the Death Proceeds become payable.

If the amount of monthly income payments under Option B(3) for the attained age of the payee are the same for different periods certain, the Company will deem an election to have been made for the longest period certain which could have been elected for such age and amount.


You may give the Beneficiary the right to change from Option C or D to any other option at any time. If the payee selects Option C or D when the Death Proceeds become payable, the payee may reserve the right to change to any other option at a later date. The payee who elects to change options must also be a payee under the new option.


ADDITIONAL DEPOSITS

An additional deposit may be made to any proceeds when they are applied under Option B or E. A charge not to exceed 3% will be made. The Company may limit the amount of this deposit.

RIGHTS AND LIMITATIONS

A payee does not have the right to assign any amount payable under any option. A payee does not have the right to commute any amount payable under Option B or E. A payee will have the right to commute any amount payable under Option A only if the right is reserved in the Written Request selecting the option. If the right to commute is exercised, the commuted values will be computed at the interest rates used to calculate the benefits. The amount left under Option C, and any unpaid balance under Option D, may be withdrawn by the payee only as set forth in the Written Request selecting the option. A corporation or fiduciary payee may select only Option A, C or D. Such selection will be subject to the consent of the Company.

PAYMENT DATES

The first payment under any option, except Option C, will be due on the date the Policy matures by death or otherwise, unless another date is designated. Payments under Option C begin at the end of the first payment period.

The last payment under any option will be made as stated in the description of that option. However, should a payee under Option B or E die prior to the due date of the second monthly payment, the amount applied less the first monthly payment will be paid in a lump sum or under any option other than Option E. A lump sum payment will be made to the surviving payee under Option E or the succeeding payee under Option B.

                         TERMINATION AND REINSTATEMENT

WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY?

The failure to make premium payments will not cause the Policy to lapse unless:

(a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued; or

(b) the Debt exceeds the Policy Value less surrender charges.

If one of these situations occurs, the Policy will be in default. You then will have a grace period of 62 days, measured from the date of default, to make sufficient payments to prevent termination. On the date of default, the Company will send a notice to you and to any assignee of record. The notice will state the amount of premium due and the date on which it is due.

During the grace period, automatic Dollar Cost Averaging ("DCA") and Automatic Account Rebalancing ("AAR") transactions are suspended. If you make sufficient payments to keep the policy in force, DCA and AAR will resume with the next scheduled automatic transaction.

Failure to make a sufficient payment within the grace period will result in termination of the Policy. If the Insured dies during the grace period, the Death Proceeds still will be payable, but any Monthly Deductions due and unpaid through the Policy month in which the Insured dies, and any other overdue charge, will be deducted from the Death Proceeds.

LIMITED 48-MONTH GUARANTEE

Except for the situation described in (b) above, the Policy is guaranteed not to lapse during the first 48 months after the Date of Issue or the effective date of an increase in the Face Amount if you make a minimum amount of premium payments. The minimum amount paid, minus the Debt, partial withdrawals and partial withdrawal charges, must be at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase, or a Policy Change which causes a change in the Minimum Monthly Factor has been in force. A Policy Change which may cause a change in the amount of the Minimum Monthly Factor is a change in the Face Amount or the deletion of a rider.

Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the Minimum Monthly Factor do not guarantee that the Policy will remain in force.

WHAT ARE THE REINSTATEMENT PROVISIONS OF THE POLICY?

If the Policy has not been surrendered and the Insured is alive, the terminated Policy may be reinstated any time within three years after the date of default and before the Final Premium Payment Date. The reinstatement will be effective on the Monthly Payment Date following the date you submit the following to the
Company:

    - a written application for reinstatement,

    - Evidence of Insurability showing that the Insured is insurable according to the Company's underwriting rules, and

    - a premium that, after the deduction of the tax expense charge, is large enough to cover the minimum amount payable, as described below.

MINIMUM AMOUNT PAYABLE

If reinstatement is requested when fewer than 48 Monthly Deductions have been made since the Date of Issue or the effective date of an increase in the Face Amount, you must pay the lesser of the amount shown in A or B. Under A, the minimum amount payable is the Minimum Monthly Factor for the three-month period beginning on the date of reinstatement. Under B, the minimum amount payable is the sum of:

    - the amount by which the surrender charge as of the date of reinstatement exceeds the Policy Value on the date of default, PLUS

    - Monthly Deductions for the three-month period beginning on the date of reinstatement.

If reinstatement is requested after 48 Monthly Deductions have been made since the Date of Issue of the Policy or any increase in the Face Amount, you must pay the amount shown in B above. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement.

SURRENDER CHARGE

The surrender charge on the date of reinstatement is the surrender charge which would have been in effect had the Policy remained in force from the Date of Issue. The Policy Value less Debt on the date of default will be restored to the Policy to the extent it does not exceed the surrender charge on the date of reinstatement. Any Policy Value less the Debt as of the date of default which exceeds the surrender charge on the date of reinstatement will not be restored.

POLICY VALUE ON REINSTATEMENT

The Policy Value on the date of reinstatement is:

    - the Net Premium paid to reinstate the Policy increased by interest from the date the payment was received at the Service Office, PLUS

    - an amount equal to the Policy Value less Debt on the date of default to the extent it does not exceed the surrender charge on the date of reinstatement, MINUS

    - the Monthly Deduction due on the date of reinstatement.

You may not reinstate any Debt outstanding on the date of default or foreclosure.

                             CHARGES AND DEDUCTIONS

The following information repeats and expands upon information contained in SUMMARY OF RISKS AND BENEFITS: FEE TABLES. The charges described below will apply to your Policy under the circumstances described. Some of these charges apply throughout the Policy's duration. Other charges apply only if you choose options under the Policy.

WHAT CHARGES ARE DEDUCTED FROM PAYMENTS?

Currently, a deduction of 3.50% of premiums for state and local premium taxes and federal taxes imposed for deferred acquisition costs ("DAC taxes") is made from each premium payment. The premium payment, less the tax expense charge, equals the Net Premium. The total charge is a combined state and local premium tax deduction of 2.50% of premiums and a DAC tax deduction of 1% of premiums.

While the premium tax is deducted from each premium payment, some jurisdictions may not impose premium taxes. Premium taxes vary from state to state, ranging from zero to 4.0%, and the 2.50% rate attributable to premiums for state and local premium taxes approximates the average expenses to Commonwealth Annuity associated with the premium taxes. The charge may be higher or lower than the actual premium tax imposed by the applicable jurisdiction. However, Commonwealth Annuity does not expect to make a profit from this charge.

The 1% rate attributable to premiums for DAC taxes approximates the Company's expenses in paying federal taxes for deferred acquisition costs associated with the Policy. The Company reserves the right to increase or decrease the DAC tax charge to reflect changes in the Company's expenses for premium taxes and DAC taxes.

WHAT IS THE MONTHLY DEDUCTION?

Prior to the Final Premium Payment Date, a Monthly Deduction from the Policy Value will be made to cover a charge for the cost of insurance, a charge for any optional insurance benefits added by rider, and a monthly administrative charge. The cost of insurance charge and the monthly administrative charge are discussed below. The Monthly Deduction on or following the effective date of a requested increase in the Face Amount also will include a $40 administrative charge for the increase.

Prior to the Final Premium Payment Date, the Monthly Deduction will be deducted as of each Monthly Payment Date commencing with the Date of Issue of the Policy. It will be allocated to one Sub-Account according to your instructions or, if no allocation is specified, the Company will make a Pro-Rata Allocation. If the Sub-Account you specify does not have sufficient funds to cover the Monthly Deduction, the Company will deduct the charge for that month as if no specification were made. If, however, on subsequent Monthly Payment Dates there is sufficient Policy Value in the Sub-Account you specified, the Monthly Deduction will be deducted from that Sub-Account. No Monthly Deductions will be made on or after the Final Premium Payment Date.

COST OF INSURANCE

This charge is designed to compensate the Company for the anticipated cost of providing Death Proceeds to Beneficiaries of those Insureds who die prior to the Final Premium Payment Date. The cost of insurance is determined on a monthly basis, and is determined separately for the initial Face Amount, for each subsequent increase in the Face Amount, and for riders. Because the cost of insurance depends upon a number of variables, it can vary from month to month.

CALCULATION OF THE CHARGE--If you select Sum Insured Option 2, the monthly cost of insurance charge for the initial Face Amount generally will equal the applicable cost of insurance rate multiplied by the initial Face Amount. If you select Sum Insured Option 1, however, the applicable cost of insurance rate will be multiplied by the initial Face Amount less the Policy Value (minus charges for rider benefits) at the beginning of the Policy month. Thus, the cost of insurance charge may be greater for Policyowners who have selected Sum Insured Option 2 than for those who have selected Sum Insured Option 1 (assuming the same Face Amount in each case and assuming that the Guideline Minimum Sum Insured is not in effect). In other words, since the Sum Insured under Option 1 remains constant while the Sum Insured under Option 2 varies with the Policy Value, any Policy Value increases will reduce the insurance charge under Option 1 but not under Option 2.

INCREASES--If you select Sum Insured Option 2, the monthly insurance charge for each increase in Face Amount (other than an increase caused by a change in Sum Insured Option) will be equal to the cost of insurance rate applicable to that increase multiplied by the increase in the Face Amount. If you select Sum Insured Option 1, the applicable cost of insurance rate will be multiplied by the increase in the Face Amount reduced by any Policy Value (minus rider charges) in excess of the initial Face Amount at the beginning of the Policy month.

EFFECT OF THE GUIDELINE MINIMUM SUM INSURED

If the Guideline Minimum Sum Insured is in effect under either Option, a monthly cost of insurance charge also will be calculated for that additional portion of the Sum Insured that is required to comply with the Guideline rules. This charge will be calculated by:

    - multiplying the cost of insurance rate applicable to the initial Face Amount times the Guideline Minimum Sum Insured (Policy Value times the applicable percentage), MINUS

       - the greater of the Face Amount or the Policy Value (if you selected Sum Insured Option 1)

                                       OR

       - the Face Amount PLUS the Policy Value (if you selected Sum Insured Option 2).

When the Guideline Minimum Sum Insured is in effect, the cost of insurance charge for the initial Face Amount and for any increases will be calculated as set forth above. The monthly cost of insurance charge also will be adjusted for any decreases in the Face Amount.

COST OF INSURANCE RATES

Cost of insurance rates are based on male, female or a blended unisex rate table, Age and Premium Class of the Insured, the effective date of an increase or date of rider, as applicable, the amount of premiums paid less Debt, any partial withdrawals and withdrawal charges, risk classification and the Incentive Funding Discount, if applicable. For those Policies issued on a unisex basis in certain states or in certain cases, sex-distinct rates do not apply.

The cost of insurance rates are determined at the beginning of each Policy year for the initial Face Amount. The cost of insurance rates for an increase in the Face Amount or rider are determined annually on the anniversary of the effective date of each increase or rider. The cost of insurance rates generally increase as the Insured's Age increases. The actual monthly cost of insurance rates will be based on the Company's expectations as to future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the Policy. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Mortality Table B for unisex Policies) and the Insured's sex and Age. The Tables used for this purpose set forth different mortality estimates for males and females and for smokers and non-smokers. Any change in the cost of insurance rates will apply to all persons of the same insuring Age, sex and Premium Class whose Policies have been in force for the same length of time.

The Premium Class of an Insured will affect the cost of insurance rates. The Company currently places Insureds into preferred Premium Classes, standard Premium Classes and substandard Premium Classes.

In an otherwise identical Policy, an Insured in the preferred Premium Class will have a lower cost of insurance than an Insured in a standard Premium Class who, in turn, will have a lower cost of insurance than an Insured in a substandard Premium Class with a higher mortality risk.

Premium Classes also are divided into two categories: smokers and non-smokers. Non-smoking Insureds will incur lower cost of insurance rates than Insureds who are classified as smokers but who are otherwise in the same Premium Class. Any Insured with an Age at issuance under 18 will be classified initially as regular or substandard. The Insured then will be classified as a smoker at Age 18 unless the Insured provides satisfactory evidence that the Insured is a non-smoker. The Company will provide notice to you of the opportunity for the Insured to be classified as a non-smoker when the Insured reaches Age 18.

The cost of insurance rate is determined separately for the initial Face Amount and for the amount of any increase in the Face Amount. For each increase in the Face Amount you request, at a time when the Insured is in a less favorable Premium Class than previously, a correspondingly higher cost of insurance rate will apply only to that portion of the Insurance Amount at Risk for the increase. For the initial Face Amount and any prior increases, the Company will use the Premium Class previously applicable. On the other hand, if the Insured's Premium Class improves on an increase, the lower cost of insurance rate generally will apply to the entire Insurance Amount at Risk.

MONTHLY ADMINISTRATIVE CHARGE

Prior to the Final Premium Payment Date, a monthly administrative charge of $5 per month will be deducted from the Policy Value. This charge will be used to compensate the Company for expenses incurred in the administration of the Policy, and will compensate the Company for first-year underwriting and other start-up expenses incurred in connection with the Policy. These expenses include the cost of processing applications, conducting medical examinations, determining insurability and the Insured's Premium Class, and establishing Policy records. The Company does not expect to derive a profit from these charges.

WHAT CHARGES ARE MADE AGAINST OR REFLECTED IN THE ASSETS OF THE SEPARATE
ACCOUNT?

The Company assesses each Sub-Account with a charge for mortality and expense risks assumed by the Company, and a charge for administrative expenses of the Separate Account.

MORTALITY AND EXPENSE RISK CHARGE

The Company currently makes a charge on an annual basis of 0.65% of the daily net asset value in each Sub-Account. This charge is for the mortality risk and expense risk which the Company assumes in relation to the variable portion of the Policy. The total charges may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but it may not exceed 0.90% on an annual basis.

The mortality risk assumed by the Company is that Insureds may live for a shorter time than anticipated, and that the Company therefore will pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Policy will exceed the amounts realized from the administrative charges provided in the Policy. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If costs are less than the amounts provided, the difference will be a profit to the Company. To the extent this charge results in a current profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

ADMINISTRATIVE CHARGE

During the first ten Policy years, the Company assesses a charge on an annual basis of 0.15% of the daily net asset value in each Sub-Account. The charge may be increased or decreased by the Board of Directors of the Company, subject to compliance with applicable state and federal requirements, but it may not exceed 0.25% on an annual basis. The charge is assessed to help defray administrative expenses actually incurred in the administration of the Separate Account and the Sub-Accounts. The administrative functions and expenses assumed by the Company in connection with the Separate Account and the Sub-Accounts include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expenses of preparing and typesetting prospectuses, and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

The Company does not impose the Separate Account administrative charge after the tenth Policy year. On the tenth Policy anniversary, the Company will convert your units in the Sub-Accounts to units that do not reflect the charge. There will be no change in your Policy Value as a result of the conversion, but the number of your units and the corresponding unit values will change.

FUND EXPENSES

Because the Sub-Accounts purchase shares of the Funds, the value of the Accumulation Units of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Funds. The prospectuses and statements of additional information of the Funds contain additional information concerning such fees and expenses.

Currently, no charges are made against the Sub-Accounts for federal or state income taxes. Should the Company determine that taxes will be imposed, the Company may make deductions from the Sub-Account to pay such taxes. See FEDERAL TAX CONSIDERATIONS. The imposition of such taxes would result in a reduction of the Policy Value in the Sub-Accounts.

HOW IS THE SURRENDER CHARGE CALCULATED?

The Policy provides for a contingent surrender charge. A separate surrender charge is calculated upon the issuance of the Policy and for each increase in the Face Amount. A surrender charge may be deducted if you request a full surrender of the Policy or a decrease in the Face Amount.

The surrender charge is comprised of a contingent deferred administrative charge and a contingent deferred sales charge. The contingent deferred administrative charge compensates the Company for expenses incurred in administering the Policy. The contingent deferred sales charge compensates the Company for expenses relating to the distribution of the Policy, including agents' commissions, advertising and the printing of the prospectus and sales literature.

The duration of the surrender charge is 15 years from the Date of Issue or from the effective date of any increase in the Face Amount for issue Ages 0 through 50, grading down to 10 years for issue Ages 55 and above.

The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where:

(a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount, and

(b) is a deferred sales charge of 49% of premiums received, up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge that varies by issue Age from 1.660714 (for Ages 0 through 55) to 0.948980 (for Age 85).

In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 initial Face Amount. The maximum surrender charge continues in a level amount for 40 Policy months, and reduces by 0.5% or more per month (depending on issue
Age) thereafter. This reduction in the maximum surrender charge will reduce the deferred sales charge and the deferred administrative charge proportionately.

In accordance with limitations under state insurance regulations, the amount of the Surrender charge will not exceed a specified amount per $1,000 of increase. As is true for the initial Face Amount, (a) is a deferred administrative charge, and (b) is a deferred sales charge. The maximum surrender charge for the increase continues in a level amount for 40 Policy months, and reduces by 0.5% or more per month (depending on Age) thereafter.

MAXIMUM SURRENDER CHARGE DURING FIRST TWO POLICY YEARS--If you surrender the Policy during the first two Policy years following the Date of Issue before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the initial Face Amount, as described above, but the deferred sales charge will not exceed 29% of premiums received, up to one Guideline Annual Premium, plus 9% of premiums received in excess of one Guideline Annual Premium, but less than the maximum number of Guideline Annual Premiums subject to the deferred sales charge.

SEPARATE SURRENDER CHARGE FOR EACH FACE AMOUNT INCREASE--A separate surrender charge will apply to and is calculated for each increase in the Face Amount. The surrender charge for the increase is in addition to that for the initial Face Amount. The maximum surrender charge for the increase is equal to the sum of
(a) plus (b), where (a) is equal to $8.50 per thousand dollars of increase, and
(b) is a deferred sales charge of 49% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge that varies by Age (at the time of increase) from
1.660714 (for Ages 0 through 55) to 0.948980 (for Age 80).

REDUCED CHARGE DURING FIRST TWO YEARS FOLLOWING INCREASE--During the first two Policy years following an increase in the Face Amount before making premium payments associated with the increase in the Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the Face Amount increase, as described above, but the deferred sales charge imposed will be less than the maximum described above. Upon such a surrender, the deferred sales charge will not exceed 29% of premiums associated with the increase, up to one Guideline Annual Premium (for the increase), plus 9% of premiums associated with the increase in excess of one Guideline Annual Premium, but less than the maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge. See HOW IS THE SURRENDER CHARGE CALCULATED? The premiums associated with the increase are determined as described below.

Additional premium payments may not be required to fund a requested increase in the Face Amount. Therefore, a special rule, which is based on relative Guideline Annual Premium payments, applies to allocate a portion of the existing Policy Value to the increase, and to allocate subsequent premium payments between the initial Policy and the increase. For example, suppose the Guideline Annual Premium is equal to $1,500 before an increase, and is equal to $2,000 as a result of the increase. The Policy Value on the effective date of the increase would be allocated 75% ($1,500/$2,000) to the initial Face Amount and 25% to the increase. All future premiums also would be allocated 75% to the initial Face Amount and 25% to the increase. Thus, existing Policy Value associated with the increase will equal the portion of the Policy Value allocated to the increase on the effective date of the increase, before any deductions are made. Premiums associated with the increase will equal the portion of the premium payments actually made on or after the effective date of the increase which are allocated to the increase.

See the Statement of Additional Information for examples illustrating the calculation of the maximum surrender charge for the initial Face Amount and for any increases, as well as for the surrender charge based on actual premiums paid or associated with any increases.

POSSIBLE SURRENDER CHARGE ON A FACE AMOUNT DECREASE

A surrender charge may be deducted on a decrease in the Face Amount. In the event of a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. The fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge. If more than one surrender charge is in effect (i.e., pursuant to one or more increases in the Face Amount of a Policy), the surrender charge will be applied in the following order:

    - the most recent increase;

    - the next most recent increases successively, and

    - the initial Face Amount.

Where a decrease causes a partial reduction in an increase or in the initial Face Amount, a proportionate share of the surrender charge for that increase or for the initial Face Amount will be deducted.

WHAT CHARGES APPLY TO A PARTIAL WITHDRAWAL?

Partial withdrawals of Surrender Value may be made after the first Policy year. The minimum withdrawal is $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $40,000.

A transaction charge, which is the smaller of 2% of the amount withdrawn or $25, will be assessed on each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The Company does not expect to make a profit on this charge. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge.

A partial withdrawal charge also may be deducted from the Policy Value. For each partial withdrawal you may withdraw an amount equal to 10% of the Policy Value on the date the written withdrawal request is received by the Company less the total of any prior withdrawals in that Policy year which were not subject to the Partial Withdrawal charge, without incurring a partial withdrawal charge. Any partial withdrawal in excess of this amount ("excess withdrawal") will be subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the amount of the surrender charge(s) on the date of withdrawal. This right is not cumulative from Policy year to Policy year. For example, if only 8% of Policy Value were withdrawn in Policy year two, the amount you could withdraw in subsequent Policy years would not be increased by the amount you did not withdraw in the second Policy year.

The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted by proportionately reducing the deferred sales charge component and the deferred administrative charge component. The partial withdrawal charge deducted will decrease existing surrender charges in the following order:

    - first, the surrender charge for the most recent increase in the Face
     Amount;

    - second, the surrender charge for the next most recent increases successively;

    - last, the surrender charge for the initial Face Amount.

WHAT ARE THE TRANSFER CHARGES?

The first 12 transfers in a Policy year will be free of charge. Thereafter, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the administrative costs incurred in processing the transfer request. The Company reserves the right to increase the charge, but it never will exceed $25. The Company also reserves the right to change the number of free transfers allowed in a Policy year.

You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Accounts which invest in the Goldman Sachs VIT Money Market Fund and Goldman Sachs VIT Government Income Fund to one or more of the other Sub-Accounts; or

    - to reallocate Policy Value among the Sub-Accounts.

The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year. Each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made without charge.

If you utilize the Conversion Privilege, Loan Privilege or reallocate Policy Value within 20 days of the Date of Issue of the Policy, any resulting transfer of Policy Value from the Sub-Accounts to the General Account will be free of charge, and in addition to the 12 free transfers in a Policy year.

WHAT IS THE CHARGE FOR AN INCREASE IN THE FACE AMOUNT?

For each increase in the Face Amount you request, a transaction charge of $40 will be deducted from Policy Value to reimburse the Company for administrative costs associated with the increase. This charge is guaranteed not to increase and the Company does not expect to make a profit on this charge.

ARE THERE ANY OTHER ADMINISTRATIVE CHARGES?

The Company reserves the right to impose a charge guaranteed not to exceed $25, for the administrative costs incurred for changing the Net Premium allocation instructions, for changing the allocation of any Monthly Deductions among the various Sub-Accounts, or for a projection of values.

DOES THE COMPANY WAIVE CHARGES FOR ANY CLASSES OF POLICYOWNERS?

No surrender charges, partial withdrawal charges or front-end sales loads are imposed, and no commissions are paid where the Policy owner as of the date of application was within the following class of individuals:

    All employees and directors of the Company and its affiliates and subsidiaries, all employees and registered representatives of any broker-dealer that had entered into a sales agreement with the Company, Epoch Securities, Inc. or the former Principal Underwriter, Security Distributors, Inc., to sell the Policies, and any spouses of the above persons or any children of the above persons.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of the Policy, on loans, withdrawals, or surrenders, on death benefit payments, and on the economic benefit to you or the Beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of the present federal income tax laws as they currently are interpreted. From time to time legislation is proposed which, if passed, could significantly, adversely and possibly retroactively affect the taxation of the Policy. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

It should be recognized that the following summary of federal income tax aspects of amounts received under the Policy is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. Specifically, the discussion below does not address certain tax provisions that may be applicable if the Policyowner is a corporation or the Trustee of an employee benefit plan. A qualified tax adviser always should be consulted with regard to the application of law to individual circumstances.

HOW ARE THE COMPANY AND THE SEPARATE ACCOUNT TAXED?

The Company is taxed as a life insurance company under Subchapter L of the Code and files a consolidated tax return with its parent and affiliates. The Company does not expect to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Based on this, no charge is made for federal income taxes which may be attributable to the Separate Account.

Periodically, the Company will review the question of a charge to the Separate Account for federal income taxes. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company ultimately is determined to be other than what the Company believes it to be, if there are changes made in the federal income tax treatment of variable life insurance at the Company level, or if there is a change in the Company's tax status. Any such charge would be designed to cover the federal income taxes attributable to the investment results of the Separate Account.

Under current laws the Company also may incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes paid, or reserves for such taxes, attributable to the Separate Account.

HOW ARE THE POLICIES TAXED?

The Company believes that the Policy described in this Prospectus will be considered a life insurance contract under Section 7702 of the Code, which generally provides for the taxation of life insurance policies and places limitations on premiums and the relationship of the Policy Value to the Insurance Amount at Risk. If a Policy qualifies as life insurance under
Section 7702 of the Code, (1) the Death Proceeds are excludable from the gross income of the Beneficiary, and (2) any increase in the Policy Value is not taxable until received by the Policyowner or the Policyowner's designee. However, if a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide most of the tax advantages normally provided by life insurance. The Company reserves the right to amend the Policies to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service. Also see WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?, below.

Depending upon the circumstances, a surrender, partial withdrawal, change in the Sum Insured Option, change in the Face Amount, lapse with Policy loan outstanding or assignment of the Policy may have tax consequences. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, Policyowner or Beneficiary.

If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premiums paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. Policy loans are generally not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered. Withdrawals and loans from modified endowment contracts are subject to less favorable tax treatment. For an additional discussion of modified endowment contracts, please see WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?, below.

If the Death Benefit is not received in a lump sum but is instead applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will be excludable from the Beneficiary's income, and amounts attributable to interest (occurring after the Insured's death), which will be includable in the Beneficiary's income.

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured's gross estate. Examples of incidents of ownership include the right to:

    - change beneficiaries,

    - assign the Policy,

    - revoke an assignment,

    - pledge the Policy, or

    - obtain a Policy loan.

If you are Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. Similarly, if you are not the Owner but possess any incidents of ownership over a policy under which you are the Insured, the Death Benefit will be included in your gross estate if you relinquish the incidents of ownerships within the three-year period ending on the Insured's death. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor. In certain circumstances, we may be required to withhold a portion of the Death Benefit to pay generation-skipping transfer taxes.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement.

The Pension Protection Act of 2006 added a new section to the Code that denies the tax-free treatment of death benefits payable under an employer-owned life insurance contract unless certain notice and consent requirements are met and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. Any business contemplating the purchase of a Policy on the life of an employee should consult with its legal and tax advisors regarding the applicability of the new legislation to the proposed purchase.

A tax adviser should also be consulted with respect to the 2003 split dollar regulations if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax.

HOW ARE POLICY LOANS TAXED?

The Company believes that non-preferred loans received under the Policy will be treated as an indebtedness of the Policyowner for federal income tax purposes. Under current law, these loans will not constitute income for the Policyowner while the Policy is in force (but see "Modified Endowment Policies"). There is a risk, however, that a preferred loan may be characterized by the IRS as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event pertinent IRS guidelines are issued in the future, you may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable distribution from the Policy.

Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. No tax deduction for interest is allowed on Policy loans exceeding $50,000 in the aggregate, if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to any business-owned policies covering officers or 20-percent owners, up to a maximum equal to the greater of (1) five individuals, or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation, or (b) 20 individuals.

POLICIES ISSUED IN CONNECTION WITH TSA PLANS

The Policies issued before September 24, 2007 may be held in connection with tax-sheltered annuity plans ("TSA Plans") of certain public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.

Under the provisions of Section 403(b) of the Code, payments made for annuity policies purchased for employees under TSA Plans are excludable from the gross income of such employees, to the extent that the aggregate purchase payments in any year do not exceed the maximum contribution permitted under the Code. The Company has received a Private Letter Ruling with respect to the status of the Policies as providing "incidental life insurance" when issued in connection with TSA Plans. In the Private Letter Ruling, the IRS has taken the position that the purchase of a life insurance Policy by the employer as part of a TSA Plan will not violate the "incidental benefit" rule applicable under Section 403(b). The Private Letter Ruling also stated that the use of current or accumulated contributions to purchase a life insurance Policy will not result in current taxation of the premium payments for the life insurance Policy, except for the current cost of the life insurance protection.

A Policy qualifying under Section 403(b) of the Code must provide that withdrawals or other distributions attributable to salary reduction contributions (including earnings) may not begin before the employee attains age 59 1/2, separates from service, dies, or becomes disabled. In the case of hardship, a Policyowner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may nonetheless be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

Policy loans are generally permitted in accordance with the terms of the Policy. However, if a Policy loan does not comply with the requirements of Code
Section 72(p), the Policyowner's TSA plan may become disqualified and Policy values may be includible in current income.

WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?

The Technical and Miscellaneous Revenue Act of 1988 ("the 1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." A life insurance policy is treated as a modified endowment contract under Section 7702A of the Code if it meets the definition of life insurance in
Section 7702, but fails the "seven-pay test" of Section 7702A. The Policy would fail to satisfy the seven-pay test if the cumulative premiums paid under the Policy at any time during the first seven Policy years (or within seven years of a material change in the Policy) exceed the sum of the net level premiums that would have been paid, had the Policy provided for paid-up future benefits after the payment of seven level annual premiums. In addition, if benefits are reduced during the first seven Policy years (or within 7 years of a material change in the Policy) during the life of the Policy, there may be adverse tax consequences. Please consult your tax adviser.

If the Policy is considered a modified endowment contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy value are not subject to current taxation unless withdrawn or otherwise accessed. However, all distributions under the Policy will be taxed on an "income-first" basis. Most distributions received by the Policyowner directly or indirectly (including loans, withdrawals, surrenders, or the assignment or pledge of any portion of the Policy Value) will be includible in gross income to the extent that the cash Surrender Value of the Policy exceeds the Policyowner's investment in the Policy. Any additional amounts will be treated as a return of capital to the extent of the Policyowner's basis in the Policy. With certain exceptions, an additional 10% tax will be imposed on the portion of any distribution that is includible in income. All modified endowment contracts issued by the same insurance company to the same Policyowner during any calendar period will be treated as a single modified endowment contract in determining taxable distributions.

Currently, each Policy is reviewed when premiums are received to determine if it satisfies the seven-pay test. If the Policy does not satisfy the seven-pay test, the Company will notify the Policyowner of the option of requesting a refund of the excess premium. The refund process must be completed within 60 days after the Policy anniversary, or the Policy will be classified permanently as a modified endowment contract.

ARE POLICY DISTRIBUTIONS SUBJECT TO WITHHOLDING?

To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.

ARE LIFE INSURANCE POLICIES PURCHASED BY RESIDENTS OF PUERTO RICO SUBJECT TO
  UNITED STATES FEDERAL INCOME TAX?

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

ARE LIFE INSURANCE POLICIES PURCHASED BY NON-RESIDENT ALIENS AND FOREIGN
  CORPORATIONS SUBJECT TO UNITED STATES FEDERAL INCOME TAX?

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Policy owners that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.

ARE THERE TAX IMPLICATIONS FOR NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES
  OF POLICIES?

If a Policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a Policy, this Policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a Policy, or before a business (other than a sole proprietorship) is made a beneficiary of a Policy.

WHAT ARE THE DIVERSIFICATION REQUIREMENTS FOR THE SEPARATE ACCOUNT?

The Code also requires that the investment of each Sub-Account be adequately diversified in accordance with Treasury regulations in order to be treated as a life insurance Policy for tax purposes. Although the Company does not have control over the investments of the Funds, the Company believes that the Funds currently meet the Treasury's diversification requirements, and the Company will monitor continued compliance with these requirements.

CAN I BE CONSIDERED THE OWNER OF THE SEPARATE ACCOUNT ASSETS FOR TAX PURPOSES?

The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. Your rights under this Policy are different than those described by the IRS in rulings in which it found that contract owners were not owners of Separate Account assets. For example, you have the choice to allocate Premiums and Policy Values among more investment options. In addition, you may be able to transfer among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Under the circumstances, we reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However we make no guarantee that such modification to the Policy will be successful.

CAN CHANGES IN TAX LAW AFFECT THE POLICY?

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

                               OTHER INFORMATION

ARE THERE OTHER IMPORTANT POLICY PROVISIONS?

The following Policy provisions may vary in certain states in order to comply with requirements of the insurance laws, regulations and insurance regulatory agencies in those states.

POLICYOWNER

The Policyowner is the Insured unless another Policyowner has been named in the application for the Policy. The Policyowner generally is entitled to exercise all rights under the Policy while the Insured is alive, subject to the consent of any irrevocable Beneficiary (the consent of a revocable Beneficiary is not required). The consent of the Insured is required whenever the Face Amount of insurance is increased.

BENEFICIARY

The Beneficiary is the person or persons to whom the insurance proceeds are payable upon the Insured's death. Unless otherwise stated in the Policy, the Beneficiary has no rights in the Policy before the death of the Insured. While the Insured is alive, you may change any Beneficiary unless you have declared a Beneficiary to be irrevocable. If no Beneficiary is alive when the Insured dies, the Policyowner (or the Policyowner's estate) will be the Beneficiary. If more than one Beneficiary is alive when the Insured dies, they will be paid in equal shares, unless you have chosen otherwise. Where there is more than one Beneficiary, the interest of a Beneficiary who dies before the Insured will pass to surviving Beneficiaries proportionally, unless otherwise requested.

INCONTESTABILITY

The Company will not contest the validity of the Policy after it has been in force during the Insured's lifetime for two years from the Date of Issue. The Company will not contest the validity of any increase in the Face Amount after such increase or rider has been in force during the Insured's lifetime for two years from its effective date.

SUICIDE

The Death Proceeds will not be paid if the Insured commits suicide, while sane or insane, within two years from the Date of Issue. Instead, the Company will pay the Beneficiary an amount equal to all premiums paid for the Policy, without interest, and less any outstanding Debt and any partial withdrawals. If the Insured commits suicide, while sane or insane, generally within two years from the effective date of any increase in the Sum Insured, the Company's liability with respect to such increase will be limited to a refund of the cost thereof. The Beneficiary will receive the administrative charges and insurance charges paid for such increase.

AGE AND SEX

If the Insured's Age or sex as stated in the application for the Policy is not correct, benefits under the Policy will be adjusted to reflect the correct Age and sex, if death occurs prior to the Final Premium Payment Date. The adjusted benefit will be that which the most recent cost of insurance charge would have purchased for the correct Age and sex. In no event will the Sum Insured be reduced to less than the Guideline Minimum Sum Insured. In the case of a Policy issued on a unisex basis, this provision as it relates to misstatement of sex does not apply.

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ASSIGNMENT


To the extent required by state law, the Policyowner may assign the Policy as collateral or make an absolute assignment of the Policy. All rights under the Policy will be transferred to the extent of the assignee's interest. The consent of the assignee may be required in order to make changes in premium allocations, to make transfers, or to exercise other rights under the Policy. The Company is not bound by an assignment or release thereof, unless it is in writing and is recorded at the Service Office. When recorded, the assignment will take effect as of the date the Written Request was signed. Any rights created by the assignment will be subject to any payments made or actions taken by the Company before the assignment is recorded. The Company is not responsible for determining the validity of any assignment or release.


CAN THE COMPANY DELAY PAYMENTS TO ME?

Payments of any amount due from the Separate Account upon surrender, partial withdrawals, or death of the Insured, as well as payments of a Policy loan and transfers, may be postponed whenever: (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC or (2) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets. Payments under the Policy of any amounts derived from the premiums paid by check may be delayed until such time as the check has cleared your bank.

The Company also reserves the right to defer payment of any amount due from the General Account upon surrender, partial withdrawal or death of the Insured, as well as payments of Policy loans and transfers from the General Account, for a period not to exceed six months.

DO I HAVE ANY VOTING RIGHTS?

To the extent required by law, the Company will vote Fund shares held by each Sub-Account in accordance with instructions received from Policyowners with Policy Value in such Sub-Account. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policy, the Company reserves the right to do so.

Each person having a voting interest will be provided with proxy materials of the respective Fund, together with an appropriate form with which to give voting instructions to the Company. Shares held in each Sub-Account for which no timely instructions are received will be voted in proportion to the instructions which have been received by the Company. The Company also will vote shares held in the Separate Account that it owns and which are not attributable to the Policy in the same proportion.

The number of votes which a Policyowner has the right to instruct will be determined by the Company as of the record date established for the Fund. This number is determined by dividing each Policyowner's Policy Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Fund in which the assets of the Sub-Account are invested.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the Fund shares be voted so as (1) to cause a change in the sub-classification or investment objective of one or more of the Funds, or (2) to approve or disapprove an investment advisory contract for the Funds. In addition, the Company may disregard voting instructions that are in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Policyowners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on

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a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Funds. In the event we do disregard voting instructions, a summary of and the reasons for that action will be included in the next periodic report to Policyowners.

WHAT REPORTS WILL I RECEIVE CONCERNING MY POLICY?

The Company will maintain the records relating to the Separate Account. Statements of significant transactions (such as premium payments, changes in specified Face Amount, changes in Sum Insured Option, transfers among Sub-Accounts and the General Account, partial withdrawals, increases in loan amount by you, loan repayments, lapse, termination for any reason, and reinstatement) will be sent to you promptly. In addition, you will be sent periodic reports containing financial statements and other information for the Separate Account and the Funds as required by the 1940 Act.

An annual statement also will be sent to you within 30 days after a Policy anniversary. The annual statement will summarize all of the above transactions and deductions of charges during the Policy year. It also will set forth the status of the Death Proceeds, Policy Value, Surrender Value, amounts in the Sub-Accounts and General Account, and any Policy loan(s).

The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.

ARE THERE ANY PENDING LEGAL PROCEEDINGS INVOLVING THE SEPARATE ACCOUNT?

There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

    - the Separate Account; or

    - the ability of the principal underwriter to perform its contract with the Separate Account; or

    - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

MAY THE COMPANY ADD, DELETE OR SUBSTITUTE FUNDS?

The Company reserves the right, subject to applicable law, to close Sub-accounts to new investments or transfers, and to make substitutions for the shares of a fund that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Fund are no longer available for investment or if in the Company's judgment further investment in any Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Policyowner and prior approval of the SEC and state insurance authorities, to the extent required by law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by a Policyowner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares of a new Fund or in shares of another investment company. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax

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considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Policyowners on a basis to be determined by the Company.

If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Policyowners of all such changes. If the Company deems it to be in the best interest of Policyowners, and subject to any approvals that may be required under applicable law, the Separate Account or any Sub-Account(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.

WHAT IS MIXED AND SHARED FUNDING?

Shares of the Funds of the Trust also are issued to separate accounts of the Company and its affiliates which issue variable annuity contracts ("mixed funding"). Shares of the portfolios of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policyowners or variable annuity contract owners.

Although the Company and the Investment Funds currently do not foresee any such disadvantages to either variable life insurance Policyowners or variable annuity contract owners, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken. If the Trustees were to conclude that separate Funds should be established for variable life and variable annuity separate accounts, the Company will bear the expenses.

WHERE CAN I FIND THE FINANCIAL STATEMENTS OF THE COMPANY AND THE SEPARATE
  ACCOUNT?

Financial Statements for the Company and for the Variable Account are included in the Statement of Additional Information. The financial statements of the Company should be considered only as a bearing on our ability to meet our obligations under the Policy. They should not be considered as a bearing on the investment performance of the assets held in the Variable Account.

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                              THE GENERAL ACCOUNT

As discussed earlier, you may allocate Net Premiums and transfer Policy Value to the General Account. Because of exemption and exclusionary provisions in the securities law, any amount in the General Account generally is not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, the disclosures in this section have not been reviewed by the SEC. Disclosures regarding the fixed portion of the Policy and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

GENERAL DESCRIPTION


The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Policy Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees.


A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

GENERAL ACCOUNT VALUES AND POLICY LOANS

The Company bears the full investment risk for amounts allocated to the General Account, and guarantees that interest credited to each Policyowner's Policy Value in the General Account will be at an effective annual yield of 4.0% ("Guaranteed Minimum Rate") compounded daily.


The Company may, AT ITS SOLE DISCRETION, credit a higher rate of interest ("excess interest"), although it is not obligated to credit interest in excess of 4%, and might not do so. The excess interest rate, if any, in effect on the date a premium is received at the Service Office, however, is guaranteed on that premium for one year, unless the Policy Value associated with the premium becomes security for a Policy loan. AFTER SUCH INITIAL ONE-YEAR GUARANTEE OF INTEREST ON NET PREMIUM, ANY INTEREST CREDITED ON THE POLICY'S ACCUMULATED VALUE IN THE GENERAL ACCOUNT IN EXCESS OF THE GUARANTEED MINIMUM RATE PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE POLICYOWNER ASSUMES THE RISK THAT INTEREST CREDITED MAY NOT EXCEED THE GUARANTEED MINIMUM RATE.


Even if excess interest is credited to accumulated value in the General Account, no excess interest will be credited to that portion of the Policy Value which is equal to the Debt. Such Policy Value, however, will be credited interest at an effective annual yield of at least 6%.

The Company guarantees that, on each Monthly Payment Date, the Policy Value in the General Account will be the amount of the Net Premiums allocated or the Policy Value transferred to the General Account, plus interest at an annual rate of 4%, plus any excess interest which the Company credits, less the sum of all Policy charges allocable to the General Account and any amounts deducted from the General Account in connection with loans, partial withdrawals, surrenders or transfers.

Policy loans also may be made from the Policy Value in the General Account.

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT:  a measure of your interest in a Sub-Account.

AGE: the Insured's age as of the nearest birthday measured from a Policy anniversary.

BENEFICIARY: the person(s) designated by the Policyowner to receive the insurance proceeds upon the death of the Insured.

COMPANY: Unless otherwise specified, any reference to "We," "our," "us," and "the Company" refers to Commonwealth Annuity and Life Insurance Company.

DATE OF ISSUE: the date set forth in the Policy used to determine the Monthly Payment Date, Policy months, Policy years, and Policy anniversaries.

DEATH PROCEEDS: Prior to the Final Premium Payment Date, the Death Proceeds equal the amount calculated under the applicable Sum Insured Option (Option 1 or Option 2), less Debt outstanding at the time of the Insured's death, partial withdrawals, if any, partial withdrawal charges, and any due and unpaid Monthly Deductions.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the optional Guaranteed Death Benefit Rider is in effect. If the rider is in effect, the Death Proceeds will be greater of
(a) the Face Amount as of the Final Premium Payment Date or (b) the Policy Value as of the date due proof of death for Option 2 and date of death for Option 1 is received by the Company.

DEBT:  all unpaid Policy loans plus interest due or accrued on such loans.

DELIVERY RECEIPT: an acknowledgment, signed by the Policyowner and returned to the Company's Service Office, that the Policyowner has received the Policy and the Notice of Withdrawal Rights.

EVIDENCE OF INSURABILITY: information, including medical information satisfactory to the Company, that is used to determine the Insured's Premium Class.

FACE AMOUNT: the amount of insurance coverage applied for; the Face Amount of each Policy is set forth in the specification pages of the Policy.

FINAL PREMIUM PAYMENT DATE:  the Policy anniversary nearest the Insured's
95th birthday. The Final Premium Payment Date is the latest date on which a premium payment may be made. After this date, the Death Proceeds equal the Surrender Value of the Policy, unless the optional Guaranteed Death Benefit Rider is in effect. The Net Death Benefit may be different before and after the Final Payment Date. See THE DEATH BENEFIT.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUIDELINE ANNUAL PREMIUM: the annual amount of premium that would be payable through the Final Premium Payment Date of a Policy for the specified Sum Insured, if premiums were fixed by the Company as to both timing and amount, and monthly cost of insurance charges were based on the 1980 Commissioners Standard Ordinary Mortality Tables (Mortality Table B, Smoker or Non-Smoker, for unisex Policies), net investment earnings at an annual effective rate of 5%, and fees and charges as set forth in the Policy and any Policy riders. The Sum Insured Option 1 Guideline Annual Premium is used when calculating the maximum surrender charge.

GUIDELINE MINIMUM SUM INSURED: the Guideline Minimum Sum Insured required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Sum Insured varies by age; it is calculated by multiplying the Policy Value by a percentage determined by the Insured's Age.

The percentage factor is a percentage that, when multiplied by the Certificate Value, determines the minimum death benefit required under federal tax laws. For both the Option 1 and the Option 2, the percentage factor is based on the Insured's attained age, as set forth in GUIDELINE MINIMUM SUM INSURED TABLE under THE DEATH BENEFIT, WHAT ARE THE SUM INSURED OPTIONS?

INSURANCE AMOUNT AT RISK:  the Sum Insured less the Policy Value.

LOAN VALUE:  the maximum amount that may be borrowed under the Policy.

MINIMUM MONTHLY FACTOR: The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

MONTHLY DEDUCTION: charges deducted monthly from the Policy Value of a Policy prior to the Final Premium Payment Date. The charges include the monthly cost of insurance, the monthly cost of any benefits provided by riders, and the monthly administrative charge.

MONTHLY PAYMENT DATE: the date on which the Monthly Deduction is deducted from the Policy Value.

NET PREMIUM:  an amount equal to the premium less a tax expense charge.

POLICY CHANGE: any change in the Face Amount, the deletion of a rider, or a change in the Sum Insured Option.

POLICY VALUE: the total amount available for investment under a Policy at any time. It is equal to the sum of (a) the value of the Accumulation Units credited to a Policy in the Sub-Accounts, and (b) the accumulation in the General Account credited to that Policy.

POLICYOWNER: the person, persons or entity entitled to exercise the rights and privileges under the Policy.

PREMIUM CLASS: the risk classification that the Company assigns the Insured based on the information in the application and any other Evidence of Insurability considered by the Company. The Insured's Premium Class will affect the cost of insurance charge and the amount of premium required to keep the Policy in force.

PRINCIPAL OFFICE: the Company's office, located at 132 Turnpike Road, Suite 210, Southborough, MA 01772.

PRO-RATA ALLOCATION: In certain circumstances, you may specify from which Sub-Account certain deductions will be made or to which Sub-Account the Policy Value will be allocated. If you do not, the Company will allocate the deduction or Policy Value among the General Account and the Sub-Accounts in the same proportion that the Policy Value in the General Account (less Debt) and the Policy Value in each Sub-Account bear to the total Policy Value on the date of deduction or allocation.

SEPARATE ACCOUNT: A separate account consists of assets segregated from the Company's other assets. The investment performance of the assets of each separate account is determined separately from the other assets of the Company. The assets of a separate account which are equal to the reserves and other contract liabilities are not chargeable with liabilities arising out of any other business which the Company may conduct. In this prospectus, Separate Account refers to the VEL II Account of Commonwealth Annuity and Life Insurance Company.

SERVICE OFFICE: Security Benefit Life Insurance Company and its affiliates (collectively, "Security Benefit") provide administrative, accounting, and other services to the Company. The principal administrative offices of Security Benefit are located at One Security Benefit Place, Topeka, Kansas, 66636, Telephone 1-800-533-7881.

SUB-ACCOUNT: a division of a Separate Account. Each Sub-Account invests exclusively in the shares of a corresponding Fund.

SUM INSURED: the amount payable upon the death of the Insured, before the Final Premium Payment Date, prior to deductions for Debt outstanding at the time of the Insured's death, partial withdrawals and partial withdrawal charges, if any, and any due and unpaid Monthly Deductions. The amount of the Sum Insured will depend on the Sum Insured Option chosen, but always will be at least equal to the Face Amount.


SURRENDER VALUE: the amount payable upon a full surrender of the Policy. It is the Policy Value less any Debt and applicable surrender charges.


VALUATION DATE: a day on which the net asset value of the shares of any of the Funds is determined and Accumulation Unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy is received) when there is a sufficient degree of trading in an Fund's securities such that the current net asset value of the Sub-Accounts may be affected materially.

VEL II ACCOUNT:  a separate account of the Company.

WRITTEN REQUEST: a request in writing, by the Policyowner, satisfactory to the Company.

YOU OR YOUR: the Policyowner, as shown in the application or the latest change filed with the Company.

    - THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") INCLUDES ADDITIONAL INFORMATION ABOUT THE VEL II ACCOUNT OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY. THE SAI IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-533-7881.

    - IF YOU OWN A POLICY AND WOULD LIKE MORE INFORMATION OR WOULD LIKE TO REQUEST A PERSONALIZED ILLUSTRATION OF DEATH BENEFITS, CASH SURRENDER VALUES AND CASH VALUES, YOU MAY CALL TOLL FREE 1-800-533-7881.

ALL CORRESPONDENCE MAY BE MAILED TO: COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY. PO BOX 758554, TOPEKA, KS 66675

INFORMATION ABOUT THE VEL II ACCOUNT (INCLUDING THE SAI) CAN BE REVIEWED AND COPIED AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 202-942-8090. REPORTS AND OTHER INFORMATION ABOUT THE VEL II ACCOUNT ARE AVAILABLE ON THE COMMISSION'S INTERNET SITE AT HTTP://WWW.SEC.GOV. COPIES OF THIS INFORMATION MAY BE OBTAINED, UPON PAYMENT OF A DUPLICATING FEE, BY WRITING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, 450 FIFTH STREET, NW, WASHINGTON, DC 20549-0102.

                                 VEL II ACCOUNT

                                       OF

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY



                       STATEMENT OF ADDITIONAL INFORMATION



          INDIVIDUAL FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICIES






THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 30, 2010 ("THE PROSPECTUS") FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICIES FUNDED BY THE VEL II ACCOUNT OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY. THE PROSPECTUS MAY BE OBTAINED FROM CLIENT SERVICES, COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY, PO BOX 758554, TOPEKA, KS 66675, TELEPHONE 1-800-533-7881.

                                DATED APRIL 30, 2010





Commonwealth Annuity VEL II Account

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                       3

SERVICES                                                              4

         SERVICE PROVIDERS                                            4
         OTHER SERVICE ARRANGEMENTS                                   4

UNDERWRITERS AND DISTRIBUTION                                         5

MORE INFORMATION ABOUT DEATH BENEFITS                                 6

         GUIDELINE MINIMUM SUM INSURED                                6
         DEATH PROCEEDS                                               6
         EXAMPLES OF SUM INSURED OPTIONS                              7
         CHANGING BETWEEN SUM INSURED OPTIONS                         8

ADDITIONAL INFORMATION ABOUT CHARGES AND DEDUCTIONS                   9

         WAIVER OR REDUCTION OF CHARGES                               9
         CALCULATION OF MAXIMUM SURRENDER CHARGES                     9

PERFORMANCE INFORMATION                                               13

         OTHER PERFORMANCE INFORMATION                                13

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                         16

FINANCIAL STATEMENTS                                                  F-1

                         GENERAL INFORMATION AND HISTORY

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company (the "Company"). The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly known as "Allmerica Financial Corporation"). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282. The Company's principal office (the "Principal Office") was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

In connection with its purchase of the Company in December 2005, Goldman Sachs provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Goldman Sachs has agreed to make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Goldman Sachs. These assurances are not evidence of indebtedness or an obligation or liability of Goldman Sachs, and do not provide Contract Owners with any specific rights or recourse against Goldman Sachs.

The VEL II Account of Commonwealth Annuity and Life Insurance Company (the "Variable Account") is a separate investment account established on February 2, 1993. It meets the definition of "separate account" under federal securities laws, and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). This registration does not involve SEC supervision of the management or investment practices or policies of the Variable Account or of the Companies. We reserve the right, subject to law, to change the names of the Variable Account and the sub-accounts.

Several Sub-Accounts of the Variable Account are available under the VEL II policies (the "Policy"). Each Sub-Account invests in a corresponding investment portfolio:

GOLDMAN SACHS VARIABLE INSURANCE TRUST
(SERVICE SHARES)
Goldman Sachs VITCore Fixed Income Fund Goldman Sachs VIT Equity Index Fund Goldman Sachs VIT Government Income Fund Goldman Sachs VIT Growth Opportunities Fund Goldman Sachs VIT Mid Cap Value Fund Goldman Sachs VIT Money Market Fund Goldman Sachs VIT Strategic Growth Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund

INVESCO VARIABLE INSURANCE FUNDS (SERIES I SHARES)
Invesco V.I. Global Health Care Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein VPS Large Cap Growth Portfolio

DELAWARE VIP TRUST
Delaware VIP International Value Equity Series

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2)
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Janus Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. Commonwealth Annuity serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. The Company's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP is the Company's Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP is located at 185 Asylum Street, Suite 2400, Hartford, CT06103.


MAIL ROOM AND ADMINISTRATIVE SERVICES. Goldman Sachs and Commonwealth Annuity have retained se2, an affiliate of Security Benefit Life Insurance Company, to provide administrative, accounting, mail room and lockbox services and other services to the Company. The principal administrative offices of se2 are located at One Security Benefit Place, Topeka, Kansas.


OTHER SERVICE ARRANGEMENTS

The Company may enter into certain arrangements under which the Company (or its affiliates) are compensated by the investment advisers, distributors and/or affiliates of the underlying funds for the distribution and/or administrative services which we provide to the underlying funds. The amount of payments the Company receives from the Fund's service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that the Company and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. (These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees; see the Funds' prospectuses for more information.) Some service providers may pay the Company significantly more than others and the amount the Company receives may be substantial. The percentages that we receive under these arrangements currently range from 0.10% to 0.22%.

Certain of the Funds may also make payments to us or to Epoch under their distribution plans (12b-1 plans). The payment rates currently range up to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the dollar amount of payment to the Company or to Epoch. Conversely, if the value of the Fund goes down, payments to the Company or to Epoch would decrease.

The Company (and our affiliates) may profit from these payments. As of the date of this prospectus, we were receiving payments from each Fund's service providers. The Company and/or the Epoch also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products the Company or our affiliates may issue or administer.

                          UNDERWRITERS AND DISTRIBUTION

Effective January 22, 2008, Epoch Securities, Inc., a Delaware company located at 132 Turnpike Road, Southborough, MA 01772 ("Epoch" or "Underwriter") became principal underwriter for the Contracts. Epoch is a corporation organized and existing under the laws of the state of Delaware, and is a wholly-owned subsidiary of The Goldman Sachs. Epoch is a registered broker-dealer with the SEC, and a member of the Financial Industry Regulatory Authority ("FINRA").Epoch replaced Security Distributors, Inc., located at One Security Benefit Place, Topeka, Kansas 66636, ("SDI"), which had served as principal underwriter from January 1, 2007. The Policies were sold by agents of the Company who were registered representatives of VeraVest or of certain independent broker-dealers who had selling agreements with VeraVest. The Company has effectively ceased issuing new Policies.

The Company pays commissions to registered representatives who sold the Policy based on a commission schedule. After issue of the Policy or an increase in the Face Amount, commissions generally equal 50% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions generally will not exceed 5.3% of any additional premiums. However, we may pay higher amounts under certain circumstances.

The Company intends to recoup the commission and other sales expense through a combination of the deferred sales charge component of the anticipated surrender and partial withdrawal charges, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company. There is no additional charge to Policyowners or to the Separate Account. Any surrender charge assessed on a Policy will be retained by the Company except for amounts it may pay to the Underwriter for services it performs and expenses it may incur as principal underwriter and general distributor.

The aggregate amounts of commissions paid to SDI in 2007 for sales of all policies funded by the VEL II Account of Commonwealth Annuity was $644,126.66, and the aggregate amounts paid to Epoch for the years 2008 and 2009 were $298,651.38 and $533,046.68, respectively. No commissions were retained by SDI or Epoch for sales of all contracts funded by the VEL II Account (including contracts not described in the Prospectus) for the years 2007, 2008 and 2009.

                      MORE INFORMATION ABOUT DEATH BENEFITS

GUIDELINE MINIMUM SUM INSURED

To remain qualified as "life insurance" for federal tax purposes, federal tax law requires that policies have a minimum amount of pure life insurance protection in relation to the size of the Policy Value. The Guideline Minimum Sum Insured is used to determine compliance with this requirement. So long as the Policy qualifies as a life insurance contract, the insurance proceeds will be excluded from the gross income of the Beneficiary.

The Policy provides two Sum Insured Options: Option 1 and Option 2, as described below. You designate the desired Sum Insured Option in the application. You may change the Option once per Policy year by written request. There is no charge for a change in Option.

Under Option 1, the Sum Insured is equal to the greater of the Face Amount of insurance or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is equal to the greater of the Face Amount of insurance plus the Policy Value or the Guideline Minimum Sum Insured.


AGE OF INSURED                                PERCENTAGE OF
ON DATE OF DEATH                               POLICY VALUE
----------------                               ------------
        40 and under                               250%
        45                                         215%
        50                                         185%
        55                                         150%
        60                                         130%
        65                                         120%
        70                                         115%
        75                                         105%
        80                                         105%
        85                                         105%
        90                                         105%
        95 and above                               100%

For the Ages not listed, the progression between the listed Ages is linear.

Under both Option 1 and Option 2, the Sum Insured provides insurance protection. Under Option 1, the Sum Insured remains level unless the applicable percentage of Policy Value under the Guideline Minimum Sum Insured exceeds the Face Amount, in which case the Sum Insured will vary as the Policy Value varies. Under Option 2, the Sum Insured varies as the Policy Value changes.

For any Face Amount, the amount of the Sum Insured (and the Death Proceeds) will be greater under Option 2 than under Option 1. This is because the Policy Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. Under Option 2, however, the cost of insurance included in the Monthly Deduction will be greater, and the rate at which Policy Value will accumulate will be slower (assuming the same specified Face Amount and the same actual premiums paid).

If you desire to have premium payments and investment performance reflected in the amount of the Sum Insured, you should choose Option 2. If you desire premium payments and investment performance reflected to the maximum extent in the Policy Value, you should select Option 1.

DEATH PROCEEDS

As long as the Policy remains in force, upon due proof of the Insured's death, the Company will pay the Death Proceeds of the Policy to the named Beneficiary. The Company normally will pay the Death Proceeds within seven days of receiving due proof of the Insured's death, but the Company may delay payments under certain circumstances. The Death Proceeds may be received by the Beneficiary in cash or under one or more of the payment options set forth in the Policy.

Prior to the Final Premium Payment Date, the Death Proceeds are equal to:

     - the Sum Insured provided under Option 1 or Option 2, whichever is elected and in effect on the date of death; plus

     - any additional insurance on the Insured's life that is provided by rider; minus

     - any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Policy month in which the Insured dies.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the Guaranteed Death Benefit Rider is in effect. If the Guaranteed Death Benefit Rider is in effect, the Death Proceed equal the greater of the Face Amount or Surrender Value. The amount of Death Proceeds payable will be determined as of the date the Company receives due proof of the Insured's death for Option 2 and on the date of the Insured's death for Option 1.

EXAMPLES OF SUM INSURED OPTIONS

For the purposes of the following examples, assume that the Insured is under the Age of 40 and that there is no outstanding Debt.

EXAMPLE OF OPTION 1
Under Option 1, the Face Amount of the Policy generally will equal the Sum Insured. If at any time, however, the Policy Value multiplied by the applicable percentage is less than the Face Amount, the Sum Insured will equal the Face Amount of the Policy.

For example, a Policy with a $50,000 Face Amount will generally have a Sum Insured equal to $50,000. Because the Sum Insured must be equal to or greater than 250% of Policy Value, however, if at any time the Policy Value exceeds $20,000, the Sum Insured will exceed the $50,000 Face Amount. In this example, each additional dollar of Policy Value above $20,000 will increase the Sum Insured by $2.50. For example, a Policy with a Policy Value of $35,000 will have a Guideline Minimum Sum Insured of $87,500 ($35,000 X 2.50); Policy Value of $40,000 will produce a Guideline Minimum Sum Insured of $100,000 ($40,000 X 2.50); and Policy Value of $50,000 will produce a Guideline Minimum Sum Insured of $125,000 ($50,000 X 2.50).

Similarly, so long as Policy Value exceeds $20,000, each dollar taken out of Policy Value will reduce the Sum Insured by $2.50. If, for example, the Policy Value is reduced from $25,000 to $20,000 (because of partial withdrawals, charges or negative investment performance), the Sum Insured will be reduced from $62,500 to $50,000.

The applicable percentage becomes lower as the Insured's Age increases. If the Insured's Age in the above example were, for example, 50 (rather than between 0 and 40), the applicable percentage would be 185%. The Sum Insured would not exceed the $50,000 Face Amount unless the Policy Value exceeded $27,027 (rather than $20,000), and each dollar then added to or taken from Policy Value would change the Sum Insured by $1.85.

EXAMPLE OF OPTION 2
Under Option 2, the Sum Insured is generally equal to the Face Amount of the Policy plus the Policy Value. The Sum Insured under Option 2, however, always will be the greater of:

     -    the Face Amount plus Policy Value; or

     - the Policy Value multiplied by the applicable percentage from the Guideline Minimum Sum Insured Table.

For example, a Policy with a Face Amount of $50,000 and with Policy Value of $5,000 will produce a Sum Insured of $55,000 ($50,000 + $5,000). Policy Value of $10,000 will produce a Sum Insured of $60,000 ($50,000 + $10,000); Policy Value of $25,000 will produce a Sum Insured of $75,000 ($50,000 + $25,000).

According to the Guideline Minimum Sum Insured Table, however, the Sum Insured for the example must be at least 250% of the Policy Value. Therefore, if the Policy Value is greater than $33,333, 250% of that amount will be the required Sum Insured, which will be greater than the Face Amount plus Policy Value. In this example, each additional dollar of Policy Value above $33,333 will increase the Sum Insured by $2.50. For example, if the Policy Value is $35,000, the Guideline Minimum Sum Insured will be $87,500 ($35,000 X 2.50); Policy Value of $40,000 will produce a

Guideline Minimum Sum Insured of $100,000 ($40,000 X 2.50); and Policy Value of $50,000 will produce a Guideline Minimum Sum Insured of $125,000 ($50,000 X 2.50).

Similarly, if the Policy Value exceeds $33,333, each dollar taken out of the Policy Value will reduce the Sum Insured by $2.50. If, for example, the Policy Value is reduced from $45,000 to $40,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $112,500 to $100,000. If at any time, however, Policy Value multiplied by the applicable percentage is less than the Face Amount plus Policy Value, then the Sum Insured will be the current Face Amount plus the Policy Value.

The applicable percentage becomes lower as the Insured's Age increases. If the Insured's Age in the above example were 50, the Sum Insured must be at least
1.85 times the Policy Value. The amount of the Sum Insured would be the sum of the Policy Value plus $50,000 unless the Policy Value exceeded $58,824 (rather than $33,000). Each dollar added to or subtracted from the Policy would change the Sum Insured by $1.85.

CHANGING BETWEEN SUM INSURED OPTIONS

Generally, the Sum Insured Option in effect may be changed once each Policy year by sending a Written Request for change to the Principal Office. Changing Sum Insured Options will not require Evidence of Insurability. The effective date of any such change will be the Monthly Payment Date on or following the date of receipt of the request. No charges will be imposed on changes in Sum Insured Options.

CHANGE FROM OPTION 1 TO OPTION 2
If the Sum Insured Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Sum Insured less the Policy Value on the effective date of the change. This change may not be made if it would result in a Face Amount of less than $40,000. A change from Option 1 to Option 2 will not alter the amount of the Sum Insured at the time of the change, but will affect the determination of the Sum Insured from that point on. Because the Policy Value will be added to the new specified Face Amount, the Sum Insured will vary with the Policy Value. Under Option 2, the Insurance Amount at Risk always will equal the Face Amount unless the Guideline Minimum Sum Insured is in effect. The cost of insurance also may be higher or lower than it otherwise would have been without the change in Sum Insured Option.

CHANGE FROM OPTION 2 TO OPTION 1
If the Sum Insured Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Sum Insured which would have been payable under Option 2 on the effective date of the change (i.e., the Face Amount immediately prior to the change plus the Policy Value on the date of the change). The amount of the Sum Insured will not be altered at the time of the change. The change in option, however, will affect the determination of the Sum Insured from that point on, since the Policy Value no longer will be added to the Face Amount in determining the Sum Insured; the Sum Insured will equal the new Face Amount (or, if higher, the Guideline Minimum Sum Insured). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Policy Value will reduce or increase, respectively, the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Separate Account, changing the Sum Insured Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and therefore the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made.

A change in Sum Insured Option may result in total premiums paid exceeding the then-current maximum premium limitation determined by IRS rules. In such event, the Company will pay the excess to the Policyowner.

               ADDITIONAL INFORMATION ABOUT CHARGES AND DEDUCTIONS

WAIVER OR REDUCTION OF CHARGES

The Company may waive or reduce the premium tax charge, administrative charges, surrender charge, or 5% partial withdrawal charge, and will not pay commissions on Policies, where the Insured is within the following class of individuals:

         All employees of First Allmerica Financial Life Insurance Company and its affiliates and subsidiaries located at First Allmerica's home office (or at off-site locations if such employees are on First Allmerica's home office payroll); all directors of First Allmerica and its affiliates and subsidiaries; all retired employees of First Allmerica and its affiliates and subsidiaries eligible under First Allmerica Companies' Pension Plan or any successor plan; all General Agents, agents and field staff of First Allmerica; and all spouses, children, siblings, parents and grandparents of any individuals identified above, who reside in the same household.

CALCULATION OF MAXIMUM SURRENDER CHARGES

A separate surrender charge is calculated upon issuance of the Policy and upon each increase in the Face Amount. The maximum surrender charge is equal to the sum of (a) plus (b), where (a) is a deferred administrative charge equal to $8.50 per $1,000 of initial Face Amount (or Face Amount increase), and (b) is a deferred sales charge of 49% of premiums received up to a maximum number of Guideline Annual Premiums (GAPs) subject to the deferred sales charge that varies by issue Age or Age at time of increase, as applicable:

    APPLICABLE AGE          MAXIMUM GAPS        APPLICABLE AGE         MAXIMUM GAPS
    --------------          ------------        --------------         ------------
         0-55                 1.660714                68                 1.290612
          56                  1.632245                69                 1.262143
          57                  1.603776                70                 1.233673
          58                  1.575306                71                 1.205204
          59                  1.546837                72                 1.176735
          60                  1.518367                73                 1.148265
          61                  1.489898                74                 1.119796
          62                  1.461429                75                 1.091327
          63                  1.432959                76                 1.062857
          64                  1.404490                77                 1.034388
          65                  1.376020                78                 1.005918
          66                  1.347551                79                 0.977449
          67                  1.319082                80                 0.948980

A further limitation is imposed based on the Standard Nonforfeiture Law of each state. The maximum surrender charges upon issuance of the Policy and upon each increase in the Face Amount are shown in the table below. During the first two Policy years following issue or an increase in the Face Amount, the actual surrender charge may be less than the maximum. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The maximum surrender charge initially remains level and then grades down according to the following schedule:

AGES
0-50 The maximum surrender charge remains level for the first 40 Policy months, reduces by 0.5% for the next 80 Policy months, then decreases by 1% per month to zero at the end of 180 Policy months (15 Policy years).

51 and        The maximum surrender charge remains level for 40 Policy
above         months and decreases per month by above the percentages below:

              Age 51 -- 0.78% per month for 128 months
              Age 52 -- 0.86% per month for 116 months
              Age 53 -- 0.96% per month for 104 months
              Age 54 -- 1.09% per month for 92 months
              Age 55 and over -- 1.25% per month for 80 months

The factors used in calculating the maximum surrender charges vary with the issue Age, sex and Premium Class (Smoker) as indicated in the table below:

                 MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT

    AGE AT
   ISSUE OR         MALE         MALE        FEMALE          FEMALE
   INCREASE      NONSMOKER      SMOKER     NONSMOKER         SMOKER
   --------      ---------      -------    ---------         -------
       0                           8.63                        7.68
       1                           8.63                        7.70
       2                           8.78                        7.81
       3                           8.94                        7.93
       4                           9.10                        8.05
       5                           9.27                        8.18
       6                           9.46                        8.32
       7                           9.65                        8.47
       8                           9.86                        8.62
       9                          10.08                        8.78
      10                          10.31                        8.95
      11                          10.55                        9.13
      12                          10.81                        9.32
      13                          11.07                        9.51
      14                          11.34                        9.71
      15                          11.62                        9.92
      16                          11.89                       10.14
      17                          12.16                       10.36
      18             10.65        12.44        9.73           10.59
      19             10.87        12.73        9.93           10.83
      20             11.10        13.02       10.15           11.09
      21             11.34        13.33       10.37           11.35
      22             11.59        13.66       10.60           11.63
      23             11.85        14.01       10.85           11.92
      24             12.14        14.38       11.10           12.22
      25             12.44        14.77       11.37           12.54
      26             12.75        15.19       11.66           12.88
      27             13.09        15.64       11.95           13.23
      28             13.45        16.11       12.26           13.60
      29             13.83        16.62       12.59           13.99
      30             14.23        17.15       12.93           14.40
      31             14.66        17.72       13.29           14.83
      32             15.10        18.32       13.67           15.28
      33             15.58        18.96       14.07           15.75
      34             16.08        19.63       14.49           16.25
      35             16.60        20.35       14.93           16.77
      36             17.16        21.10       15.39           17.33
      37             17.75        21.89       15.88           17.91
      38             18.37        22.73       16.39           18.51
      39             19.02        23.55       16.93           19.15
      40             19.71        24.28       17.50           19.81
      41             20.44        25.04       18.09           20.51

    AGE AT
   ISSUE OR         MALE          MALE        FEMALE         FEMALE
   INCREASE      NONSMOKER       SMOKER     NONSMOKER        SMOKER
   --------      ---------       ------     ---------        ------
      42             21.20        25.85       18.71           21.23
      43             22.02        26.71       19.36           21.98
      44             22.87        27.61       20.04           22.77
      45             23.61        28.56       20.76           23.56
      46             24.36        29.57       21.52           24.23
      47             25.15        30.63       22.33           24.94
      48             26.00        31.16       23.14           24.69
      49             26.90        32.95       23.83           26.47
      50             27.85        34.21       24.57           27.31
      51             28.87        35.56       25.35           28.18
      52             29.96        36.99       26.17           29.11
      53             31.12        38.25       27.05           30.09
      54             32.56        38.25       27.95           31.12
      55             33.67        38.25       28.97           32.21
      56             34.62        38.25       29.65           32.94
      57             35.61        38.25       30.36           33.70
      58             36.65        38.25       31.11           34.49
      59             37.73        38.25       32.74           36.23
      60             38.25        38.25       32.74           36.23
      61             38.25        38.25       33.63           37.18
      62             38.25        38.25       34.57           38.18
      63             38.25        38.25       35.56           38.25
      64             38.25        38.25       36.60           38.25
      65             38.25        38.25       37.68           38.25
      66             38.25        38.25       38.25           38.25
      67             38.25        38.25       38.25           38.25
      68             38.25        38.25       38.25           38.25
      69             38.25        38.25       38.25           38.25
      70             38.25        38.25       38.25           38.25
      71             38.25        38.25       38.25           38.25
      72             38.25        38.25       38.25           38.25
      73             38.25        38.25       38.25           38.25
      74             38.25        38.25       38.25           38.25
      75             38.25        38.25       38.25           38.25
      76             38.25        38.25       38.25           38.25
      77             38.25        38.25       38.25           38.25
      78             38.25        38.25       38.25           38.25
      79             38.25        38.25       38.25           38.25
      80             38.25        38.25       38.25           38.25

EXAMPLES. For the purposes of these examples, assume that a male, Age 35, non-smoker purchases a $100,000 Policy. In this example the Guideline Annual Premium ("GAP") equals $1,118.22. His maximum surrender charge is calculated as follows:

         (a)      Deferred administrative charge                         $850.00
                  ($8.50/$1,000 of Face Amount)

         (b)      Deferred sales charge                                  $909.95
                  (49% X 1.660714 GAPs)

                      TOTAL                                            $1,759.95

         Maximum surrender charge per Table (16.60 X 100)              $1,660.00

During the first two Policy years after the Date of Issue, the actual surrender charge is the smaller of the maximum surrender charge and the following sum:

         (a)      Deferred administrative charge                         $850.00
                  ($8.50/$1,000 of Face Amount)

         (b)      Deferred sales charge                                   Varies
                  (not to exceed 29% of Premiums received, up to one GAP, plus 9% of premiums received in excess of one GAP, but less than the maximum number of GAPs subject to the deferred sales charge)

                                                              Sum of (a) and (b)

The maximum surrender charge is $1,660. All premiums are associated with the initial Face Amount unless the Face Amount is increased.

EXAMPLE 1:

Assume the Policyowner surrenders the Policy in the tenth Policy month, having paid total premiums of $900. The actual surrender charge would be $1,111.

EXAMPLE 2:

Assume the Policyowner surrenders the Policy in the 120th Policy month. After the 40th Policy month, the maximum surrender charge decreases by 0.5% per month ($8.30 per month in this example.) In this example, the maximum surrender charge would be $996.

The Surrender charge is designed to partially reimburse us for the administrative costs of product research and development, underwriting, policy administration and for distribution expenses, including commissions to our representatives, advertising, and the printing of prospectuses and sales literature.

                             PERFORMANCE INFORMATION

The Policy was first offered to the public in 1993. The Company may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Sub-Accounts have been in existence.

The returns in the tables reflect the charges assessed against the Separate Account (e.g., the mortality and expense risk charge and the administration charge) and all charges and expenses of the Underlying Funds. However, the tax expense charge, the charges that vary with each Policy because they are based on certain factors that vary with the individual characteristics of the Insured (e.g., the Monthly Deduction and Surrender Charges), and transaction charges are not reflected in the rates of return shown below. If these charges were deducted, the returns in the Tables would have been significantly lower. The tables do not illustrate how investment performance of the underlying funds will affect policy values and benefits because they do not reflect deduction of all applicable policy charges.

In each table, "One-Year Total Return" refers to the total of the income generated by a Sub-Account, based on certain charges and assumptions as described in the respective tables, for the one-year period ended December 31, 2007. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

OTHER PERFORMANCE INFORMATION

We may compare performance information for a sub-account in reports and promotional literature to:

     -    Standard & Poor's 500 Composite Stock Price Index (S&P 500)

     -    Dow Jones Industrial Average (DJIA)

     -    Shearson, Lehman Aggregate Bond Index

     - Other unmanaged indices of unmanaged securities widely regarded by investors as representative of the securities markets

     - Other groups of variable life separate accounts or other investment products tracked by Lipper Inc.

     - Other services, companies, publications or persons, such as Morningstar, Inc., who rank the investment products on performance or other criteria

     -    The Consumer Price Index

In advertising, sales literature, publications or other materials, we may give information on various topics of interest to Policy owners and prospective Policy owners. These topics may include:

     - The relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation and automatic account rebalancing)

     - The advantages and disadvantages of investing in tax-deferred and taxable investments

     -    Customer profiles and hypothetical payment and investment scenarios

     -    Financial management and tax and retirement planning

     - Investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policies and the characteristics of and market for the financial instruments.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/heath insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.

                                     TABLE I
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                          AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2009

                         SINCE INCEPTION OF SUB-ACCOUNTS
            (EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES)

The following performance information is based on the periods that the Sub-Accounts have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT THE TAX EXPENSE CHARGE, MONTHLY CHARGES UNDER THE POLICIES, SURRENDER CHARGES, OR TRANSACTION CHARGES. IF THESE CHARGES WERE DEDUCTED, PERFORMANCE WOULD HAVE BEEN SIGNIFICANTLY LOWER IN THE TABLE BELOW. It is assumed that an annual premium payment of $3,000 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.

                                                                                                      10 YEARS
                                                             SUB-ACCOUNT   FOR YEAR                   OR SINCE
                                                              INCEPTION      ENDED         5        INCEPTION OF
                                                                DATE       12/31/09      YEARS       SUB-ACOUNT
------------------------------------------------------------ ------------ ------------ ----------- ---------------
Goldman Sachs VIT Core Fixed Income Fund                      01/09/06       13.76        N/A           3.08
Goldman Sachs VIT Equity Index Fund                           01/09/06       25.27        N/A          -2.54
Goldman Sachs VIT Government Income Fund                      01/09/06       5.59         N/A           4.35
Goldman Sachs VIT Growth Opportunities Fund                   01/09/06       57.32        N/A           2.54
Goldman Sachs VIT Mid Cap Value Fund                          01/09/06       31.72        N/A          -1.64
Goldman Sachs VIT Money Market Fund                           01/09/06       -0.65        N/A           2.16

Goldman Sachs VIT Strategic Growth Fund                       01/09/06       46.32        N/A          -1.16
Goldman Sachs VIT Strategic International Equity Fund         01/09/06       27.34        N/A          -4.39
Goldman Sachs VIT Structured U.S. Equity Fund                 01/09/06       19.92        N/A          -5.82
Invesco V.I. Global Health Care Fund                           5/1/01        26.65        2.19          1.67
AllianceBernstein VPS Large Cap Growth Portfolio               5/1/01        36.01        0.54         -2.60
Delaware VIP International Value Equity Series                 7/18/93       33.65        1.81          3.72
Fidelity VIP Asset Manager Portfolio                           5/10/94       28.08        2.66          1.37
Fidelity VIP Equity-Income Portfolio                           7/6/93        29.17       -1.51          1.03
Fidelity VIP Growth Portfolio                                  7/18/93       27.26       -1.35         -4.49
Fidelity VIP High Income Portfolio                             7/18/93       42.81        4.02          1.45
Fidelity VIP Overseas Portfolio                                7/20/93       25.52        2.41         -1.09
FT VIP Franklin Large Cap Growth Securities Fund               5/1/01        28.69       -0.58         -1.53
FT VIP Franklin Small-Mid Cap Growth Securities Fund           5/1/01        42.43        0.10         -0.03
Janus Aspen Janus Portfolio                                    5/1/01        34.93        0.84         -2.45
T. Rowe Price International Stock Portfolio                    6/21/95       51.17        3.24         -1.34

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Company as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009, and the financial statements of the VEL II Account of the Company as of December 31, 2009 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Policies.

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, shareholder's equity, comprehensive income and cash flows present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 4 to the consolidated financial statements, the Company acquired First Allmerica Financial Life Insurance Company on January 2, 2009.

As discussed in Notes 5 and 14 to the consolidated financial statements, the Company entered into significant reinsurance transactions during 2009.


/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
April 28, 2010

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED BALANCE SHEETS

DECEMBER 31,                                                                               2009            2008
-------------------------------------------------------------------------------------------------------------------
(IN MILLIONS, EXCEPT PER SHARE DATA)
ASSETS
   Investments:
      Available-for-sale fixed maturities at fair value (amortized cost of $2,797.8
         and $959.7 in 2009 and 2008, respectively)                                     $    2,954.4   $      929.3
      Trading fixed maturities at fair value (amortized cost of $397.2 in 2009)                424.5              -
      Equity securities at fair value (cost of $0.1 and $93.5
         in 2009 and 2008, respectively)                                                         0.1           68.1
      Policy loans                                                                             320.3           92.9
                                                                                        ------------   ------------
         Total investments                                                                   3,699.3        1,090.3
                                                                                        ------------   ------------
   Cash and cash equivalents                                                                   300.2          277.4
   Accrued investment income                                                                    41.1           12.3
   Premiums, accounts and notes receivable, net                                                  2.7              -
   Reinsurance receivable on paid and unpaid losses, benefits, unearned premiums and
    modified coinsurance                                                                     4,824.1        2,572.6
   Value of business acquired                                                                   30.3          146.5
   Deferred policy acquisition costs                                                           243.3          118.3
   Deferred federal income taxes                                                               137.9          139.3
   Derivative instruments receivable                                                           149.3          182.9
   Other assets                                                                                 20.5           74.7
   Separate account assets                                                                   4,186.5        3,659.8
                                                                                        ------------   ------------
         Total assets                                                                   $   13,635.2   $    8,274.1
                                                                                        ============   ============

LIABILITIES
   Policy liabilities and accruals:
      Future policy benefits (includes liabilities with a fair value of $579.0
         in 2009)                                                                       $    5,870.2   $    3,748.6
      Outstanding claims and losses (includes liabilities with a fair value of
         $6.5 in 2009)                                                                         101.7           16.3
      Contractholder deposit funds and other policy liabilities
         (includes liabilities with a fair value of $98.6 in 2009)                             282.5           65.6
                                                                                        ------------   ------------
         Total policy liabilities and accruals                                               6,254.4        3,830.5
                                                                                        ------------   ------------
   Derivative instruments payable                                                               61.5           57.7
   Collateral on derivative instruments                                                         53.6           60.0
   Accrued expenses and other liabilities                                                       83.5           46.5
   Reinsurance payable                                                                       2,017.5           25.5
   Separate account liabilities                                                              4,186.5        3,659.8
                                                                                        ------------   ------------
         Total liabilities                                                              $   12,657.0   $    7,680.0
                                                                                        ------------   ------------

Commitments and contingencies (Notes 18 and 19)

SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares authorized,
      2,526 shares issued and outstanding                                               $        2.5   $        2.5
   Additional paid-in capital                                                                  716.9          466.9
   Accumulated other comprehensive income/(loss)                                                66.6          (25.0)
   Retained earnings                                                                           192.2          149.7
                                                                                        ------------   ------------
         Total shareholder's equity                                                            978.2          594.1
                                                                                        ------------   ------------
         Total liabilities and shareholder's equity                                     $   13,635.2   $    8,274.1
                                                                                        ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                                                      2009            2008           2007
----------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
REVENUES
   Premiums                                                                        $      48.5    $         -    $         -
   Universal life and investment product policy fees                                     234.7          189.6          239.6
   Net investment income                                                                 323.3          125.6          137.5
   Net realized investment gains/(losses)
       Total other-than-temporary impairment ("OTTI") losses                             (10.0)         (42.0)             -
       OTTI losses recognized in other comprehensive income                               (2.6)             -              -
                                                                                   -----------------------------------------
       Net OTTI losses recognized in earnings                                             (7.4)         (42.0)             -
       Net realized capital gains/(losses), excluding net OTTI losses
         recognized in earnings                                                           30.0           (7.6)           5.9
                                                                                   -----------------------------------------
   Total net realized investment gains/(losses)                                           22.6          (49.6)           5.9
   Other income                                                                            7.1           21.6           19.9
                                                                                   -----------------------------------------
      Total revenues                                                                     636.2          287.2          402.9
                                                                                   -----------------------------------------
BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment expenses                          346.5          297.1          141.7
   Policy acquisition expenses                                                            96.8          106.9           52.7
   Losses/(gains) on derivative instruments                                               27.5         (175.6)           6.8
   Other operating expenses                                                               67.6           59.5           70.1
                                                                                   -----------------------------------------
      Total benefits, losses and expenses                                                538.4          287.9          271.3
                                                                                   -----------------------------------------
      Income/(loss) before federal income taxes                                           97.8           (0.7)         131.6
                                                                                   -----------------------------------------
FEDERAL INCOME TAX EXPENSE
     Total federal income tax expense                                                      6.3           10.8           34.6
                                                                                   -----------------------------------------
Net income/(loss)                                                                  $      91.5    $     (11.5)   $      97.0
                                                                                   =========================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                           ADDITIONAL     ACCUMULATED OTHER                       TOTAL
                                             COMMON         PAID-IN         COMPREHENSIVE        RETAINED     SHAREHOLDER'S
(IN MILLIONS)                                 STOCK         CAPITAL         INCOME/(LOSS)        EARNINGS        EQUITY
---------------------------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2007                 $       2.5    $      416.9    $            (1.2)   $       64.2   $       482.4

Net income                                                                                             97.0            97.0

Other comprehensive income -
Net unrealized losses                                                                  (2.0)                           (2.0)
                                           --------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2007               $       2.5    $      416.9    $            (3.2)   $      161.2   $       577.4
                                           ================================================================================

Net loss                                                                                              (11.5)          (11.5)

Other comprehensive income -
Net unrealized losses                                                                 (21.8)                          (21.8)
Capital contribution                                              50.0                                                 50.0
                                           --------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2008               $       2.5    $      466.9    $           (25.0)   $      149.7   $       594.1
                                           ================================================================================

Net income                                                                                             91.5            91.5
Cumulative effect of change in
accounting principle, net of income
tax (Note 3O)                                                                          (7.9)           11.0             3.1
Other comprehensive income -
Net unrealized gains                                                                   99.5                            99.5
Capital contribution                                             250.0                                                250.0
Dividend to shareholder                                                                               (60.0)          (60.0)
                                           --------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2009               $       2.5    $      716.9    $            66.6    $      192.2   $       978.2
                                           ================================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31,                                       2009            2008            2007
---------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
                                                                   --------------------------------------------
Net income/(loss)                                                  $       91.5    $      (11.5)   $       97.0
                                                                   --------------------------------------------

Other comprehensive (loss)/income:
   Available-for-sale securities, net of policyholder amounts:
      Net appreciation/(depreciation) during the period                   153.1           (33.5)           (3.0)
      (Expense)/benefit for deferred federal income taxes                 (53.6)           11.7             1.0
                                                                   --------------------------------------------
   Total available-for-sales securities                                    99.5           (21.8)           (2.0)
                                                                   --------------------------------------------
Comprehensive income/(loss)                                        $      191.0    $      (33.3)   $       95.0
                                                                   ============================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                                       2009          2008          2007
----------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income/(loss)                                                                $     91.5    $    (11.5)   $     97.0
   Adjustments to reconcile net income/(loss) to net cash (used in)/provided by operating activities:
      Changes in fair value of trading fixed maturities                                  (27.5)            -             -
      Net realized investment (gains)/losses                                             (22.6)         49.6          (5.9)
      Non cash derivative activity                                                        27.4        (172.6)         (7.4)
      Net accretion and amortization on investments                                      (56.6)         (1.1)          0.7
      Net amortization and depreciation                                                  100.7         107.5          52.7
      Interest credited to contractholder deposit funds and trust instruments
           supported by funding obligations                                                0.8             -             -
      Deferred federal income taxes                                                        6.3          10.8          34.6
      Change in deferred policy acquisition costs                                         (4.1)         13.8         (53.0)
      Change in premiums and notes receivable, net of reinsurance premiums
        payable                                                                            7.7           4.1          16.9
      Change in accrued investment income                                                 (5.3)         (1.0)          1.6
      Change in policy liabilities and accruals, net                                    (372.2)        622.5        (281.5)
      Change in reinsurance receivable and modified coinsurance                          109.6        (502.6)        104.8
      Change in accrued expenses and other liabilities                                   (64.1)         (9.9)         (4.4)
      Other, net                                                                          57.6          11.5         (17.0)
                                                                                    ----------    ----------    ----------
       Net cash (used in)/provided by operating activities                              (150.8)        121.1         (60.9)
                                                                                    ----------    ----------    ----------
CASH FLOWS FROM INVESTING ACTIVITIES
      Proceeds from disposals of available-for-sale fixed maturities                   1,751.2       1,511.5         736.1
      Proceeds from maturities of available-for-sale fixed maturities                    519.6          39.3          37.8
      Proceeds from disposals of trading fixed maturities                                 68.0             -             -
      Proceeds from maturities of trading fixed maturities                                49.1             -             -
      Proceeds from disposals of other investments                                       108.3         271.9          19.3
      Business acquisitions, net of cash acquired                                          7.2             -             -
      Purchase of available-for-sale fixed maturities                                 (2,527.9)     (1,580.2)       (662.4)
      Purchase of trading fixed maturities                                               (60.5)            -             -
      Purchase of equity securities                                                          -             -         (43.7)
      Purchase of other investments                                                          -        (212.9)        (20.3)
                                                                                    ----------    ----------    ----------
       Net cash (used in)/provided by investing activities                               (85.0)         29.6          66.8
                                                                                    ----------    ----------    ----------
CASH FLOWS FROM FINANCING ACTIVITIES
      Deposits in/(withdrawals from) contractholder deposit funds                         69.5          19.3          (7.4)
      Withdrawals from trust instruments supported by funding obligations                 (0.9)            -             -
      Capital contribution                                                               250.0          50.0             -
      Dividend to shareholder                                                            (60.0)            -             -
                                                                                    ----------    ----------    ----------
       Net cash provided by/(used in) financing activities                               258.6          69.3          (7.4)
                                                                                    ----------    ----------    ----------
       Net change in cash and cash equivalents                                            22.8         220.0          (1.5)
       Cash and cash equivalents, beginning of period                                    277.4          57.4          58.9
                                                                                    ----------    ----------    ----------
       Cash and cash equivalents, end of period                                     $    300.2    $    277.4    $     57.4
                                                                                    ==========    ==========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

1. ORGANIZATION

Commonwealth Annuity and Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of Massachusetts, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs"). The Company manages blocks of variable annuities, variable universal life insurance, whole life insurance, term life insurance, universal life insurance and minor blocks of group retirement products. In 2007, the Company began to issue variable annuity products primarily in the 403(b) and other qualified plan markets. This requires the Company to have an affiliated broker dealer to act as principal underwriter and distributor. Prior to September 1, 2006, the Company was named Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"). On December 30, 2005, Goldman Sachs acquired all outstanding common shares of the Company from The Hanover Insurance Group ("THG") (the "Transaction").

2. BASIS OF PRESENTATION

The accompanying audited consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("US GAAP"). The preparation of financial statements in conformity with US GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant estimates are those used in determining the fair value of financial instruments, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), liabilities for future contract and policyholder benefits, other-than-temporary impairments of investments, and valuation allowance on deferred tax assets. Although these and other estimates and assumptions are based on the best available information, actual results could differ from those estimates.

On January 2, 2009, THG sold all the outstanding shares of capital stock of First Allmerica Financial Life Insurance Company ("FAFLIC") to the Company pursuant to a Stock Purchase Agreement entered into on July 30, 2008. The Company paid a purchase price of $105.8 million. Coincident with the sale transaction, FAFLIC and The Hanover Insurance Company ("HIC") entered into a reinsurance contract whereby HIC assumed FAFLIC's exited accident and health insurance business through a 100% coinsurance agreement totaling $113.5 million in net liabilities. An equal amount of assets were also transferred as part of this agreement.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2009, the Company directly owned all of the outstanding shares of FAFLIC, which manages run-off blocks of traditional life insurance products, group retirement products, Guaranteed Investment Contracts ("GICs"), and an exited accident and health business, including group life and health voluntary pools.

The Transaction was accounted for using the purchase method under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 805, "Business Combinations" and purchase accounting adjustments were "pushed down" to the Company's financial statements. Under the purchase method of accounting, assets acquired and liabilities assumed were recorded at estimated fair value at the date of purchase, and updated as of December 31, 2009 and December 31, 2008. See Note 4 - Purchase Accounting, for a purchase accounting balance sheet containing the changes.

3.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS

The Company accounts for its investments at fair value. Fixed maturities and equity securities may be classified as available-for-sale. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is included in net investment income.

Securities which the Company has elected to measure at fair value under the fair value option are carried at aggregate fair value with changes in fair value reported as a component of net investment income.

Policy loans are carried principally at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   A. VALUATION OF INVESTMENTS (CONTINUED)

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts", are reported as a component of revenues based upon specific identification of the investment assets sold. With the adoption of the provisions of FASB ASC 320, "Investments - Debt and Equity Securities," the Company recognizes an OTTI loss and records a charge to earnings for the full amount of the impairment (the difference between the current carrying amount and fair value of the security), if the Company intends to sell, or if it is more likely than not that it will be required to sell, the impaired security prior to recovery of its cost basis. Otherwise, losses on securities which are other-than-temporarily impaired are separated into two categories: credit loss and non-credit loss. The credit loss portion is charged to net realized investment gains (losses) in the Consolidated Statements of Income, while the non-credit loss is charged to other comprehensive income
(loss). When an unrealized loss on a fixed maturity is considered temporary, the Company continues to record the unrealized loss in other comprehensive income
(loss) and not in earnings.

Prior to the adoption of the provisions of FASB ASC 320 on April 1, 2009, the Company's accounting policy for impairments required recognition of an OTTI loss through earnings when the Company anticipated that it would be unable to recover all amounts due under the contractual obligations of the security. Additionally, in the event that securities were expected to be sold before the fair value of the security recovered to amortized cost, an OTTI loss would also be recorded in earnings.

Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under ASC 944-80 accrue to and are borne by the contractholder.

   B. FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price).

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including U.S. government and agency securities, liquid mortgage backed and asset backed products, investment-grade corporate bonds, money market securities, state, municipal and provincial obligations, swap contracts, option contracts, futures contracts and a high yield mutual fund. The high yield fund invests in high yield, fixed income securities that, at the time of purchase, are non-investment grade. This holding was classified within Equity Securities on the Company's Consolidated Balance Sheets in 2008 and was liquidated in 2009.

The fair value hierarchy under ASC 820 prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   B. FINANCIAL INSTRUMENTS (CONTINUED)

Credit risk is an essential component of fair value. Cash products (e.g., bonds and loans) and derivative instruments (particularly those with significant future projected cash flows) trade in the market at levels which reflect credit considerations. The Company calculates the fair value of derivative assets by discounting future cash flows at a rate which incorporates counterparty credit spreads and the fair value of derivative liabilities by discounting future cash flows at a rate which incorporates the Company's own credit spreads. In doing so, credit exposures are adjusted to reflect mitigants, namely collateral agreements which reduce exposures based on triggers and contractual posting requirements.

In determining fair value, the Company separates its financial instruments into two categories: cash instruments and derivative contracts. See "Note 3C - Cash Instruments" and "Note 3D - Derivatives and Hedging Activities" below.

   C. CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. The types of instruments valued based on quoted market prices in active markets include U.S. government securities and money market securities. Such instruments are generally classified within level 1 of the fair value hierarchy. The Company does not adjust the quoted price for such instruments, even in situations where the Company holds a large position and a sale could reasonably impact the quoted price.

The types of instruments valued based on quoted prices in markets that are not active, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency include investment-grade and high-yield corporate bonds, mortgage backed and asset backed products, state and municipal obligations. Such instruments are generally classified within level 2 of the fair value hierarchy.

Certain cash instruments are classified within level 3 of the fair value hierarchy because they trade infrequently and therefore have little or no price transparency. Such instruments include private equity, subordinated obligations and structured securities. The transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. This valuation is adjusted only when changes to inputs and assumptions are corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows.

For positions that are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Management's judgment is required to determine the appropriate risk-adjusted discount rate for cash trading instruments that are classified within level 3 of the fair value hierarchy and that have little or no price transparency as a result of decreased volumes and lower levels of trading activity. In such situations, the Company's valuation is adjusted to approximate rates which market participants would likely consider appropriate for relevant credit and liquidity risks.

    D. DERIVATIVES AND HEDGING ACTIVITIES

Derivative contracts can be exchange-traded or over-the-counter ("OTC"). Exchange-traded derivatives typically fall within level 1 or level 2 of the fair value hierarchy depending on whether they are deemed to be actively traded or not. The Company generally values exchange-traded derivatives within portfolios using models which calibrate to market clearing levels and eliminate timing differences between the closing price of the exchange-traded derivatives and their underlying cash instruments. In such cases, exchange-traded derivatives are classified within level 2 of the fair value hierarchy.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   D.  DERIVATIVES AND HEDGING ACTIVITIES (CONTINUED)

The Company has entered into certain OTC derivatives, primarily equity put options and interest rate swaptions, to hedge certain equity market, credit and interest rate risk. None of these post-transaction instruments qualify for hedge accounting, and are carried at fair value or amounts that approximate fair value.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within level 2 of the fair value hierarchy.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

The Company trades equity futures contracts pursuant to an investment management agreement with Goldman Sachs Asset Management, L.P. ("GSAM"). Exchange-traded futures are effected through a regulated exchange and positions are marked to market through the Consolidated Statements of Income on a daily basis. The Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments. From time to time, futures contracts are terminated. The termination of such contracts would be recognized in income as they are marked to market on a daily basis. Terminations would not materially impact earnings as any payment due upon termination represents one day of market exposure. The clearinghouse guarantees the performance of both counterparties which mitigates credit risk.

   E. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business. None of this is restricted or segregated for specific business reasons. Approximately $252.1 million and $81.8 million were held at one financial institution at December 31, 2009 and 2008, respectively.

   F. DAC AND DEFERRED SALES INDUCEMENTS ("DSI")

DAC consists of commissions, ceding commissions, and other costs, which vary with, and are primarily related to, the production of revenues. The Company defers sales inducements generated by variable annuities that offer enhanced crediting rates or bonus payments.

DAC and DSI balances primarily are created via the deferral of ceding commissions and bonus interest credits paid in the reinsurance of in-force contracts. DAC and DSI amortization are reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs and sales inducements related to variable annuity products are amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. See Note 15
- Deferred Policy Acquisition Costs for further discussion.

   G. REINSURANCE

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of ASC 944-40, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a long duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   G. REINSURANCE (CONTINUED)

With respect to ceded reinsurance, the valuation of claims recoverable depends on whether the underlying claim is a reported claim, recognized in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information and applies that information to the future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances can be established for amounts deemed uncollectible. See Note 14 - Reinsurance for further discussion. There were no valuation allowances deemed necessary at December 31, 2009 and 2008, respectively.

   H. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line method over the estimated useful lives of the related assets. Certain costs of software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the useful life of the software. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be fully recoverable in accordance with ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets." The Company recognizes impairment losses only when the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. In such cases, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

   I. VOBA

For the Transaction, VOBA reflects the estimated fair value of in-force contracts. VOBA represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is amortized over the lives of the policies in relation to the emergence of estimated gross profits ("EGPs") from surrender charges, investment, and mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments. Contract lives for variable universal life policies and variable annuities are estimated to be 30 years.

VOBA is reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amount.

For the January 2, 2009 purchase of FAFLIC, negative VOBA was recognized for the difference between the fair value of the insurance and reinsurance contracts and the amount recognized in accordance with the Company's existing accounting policies. Negative VOBA pertains to the business outside of the closed block participating policies. In order to reflect the fair value of the policyholder liabilities required under purchase accounting, we determined the fair value of the policyholder liabilities using market participants assumptions to determine the present value of benefit payments and maintenance expenses plus a risk margin based on the cost of holding capital to back the business. The resulting fair value of the policyholder liabilities was greater than the amount calculated using GAAP assumptions and is recorded as negative VOBA on the opening balance sheet. Since the Company's contracts do not have any future premiums, negative VOBA is amortized in proportion to the change in the underlying reserves for those policies outside of the closed block participating policies.

The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as available-for-sale and certain derivatives. When credit-related investment losses are realized, the Company recognizes a true-up to VOBA amortization within net realized investment gains/(losses) in the Consolidated Statements of Income reflecting the incremental impact of recorded net realized investment gains/(losses) to EGP's. These actual to expected amortization adjustments can create volatility from period to period in net realized investment gains/(losses).

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   J. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of mutual funds, bonds, common stocks, and short-term obligations at fair value. The investment income and gains and losses of these accounts generally accrue to the contractholders and therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts. See Note 6-Liabilities for Minimum Guarantees under ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and Separate Accounts."

Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Consolidated Balance Sheet, with an equivalent summary total reported for related liabilities. The open-ended mutual funds in the separate accounts produce a daily net asset value that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1, under ASC 820.

   K. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2.0 % to 11.5 % for annuities and 2.5 % to 6.0 % for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values.

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on life and health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in-force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

   L. PREMIUM, FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs See Note 15 - Deferred Policy Acquisition Costs, for further information regarding revaluation of DAC and deferred sales inducements.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   M. CLOSED BLOCK

The Company's wholly-owned subsidiary, FAFLIC, established and began operating a closed block (the "Closed Block") for the benefit of participating policies, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in-force as of FAFLIC's demutualization on October 16, 1995.

The purpose of the Closed Block is for the benefit of certain classes of policies and contracts for which the Company has a dividend scale payable. Unless the Massachusetts Commissioner of Insurance consents to an earlier termination, the Closed Block will continue to be in effect until none of the Closed Block policies are in-force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block, are reasonably sufficient to support the Closed Block, including provision for payment of policy benefits, certain future expenses and taxes, and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. FAFLIC expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block will be set accordingly.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future after-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in-force.

If the actual income from the Closed Block equals or exceeds the expected income as determined at the inception of the Closed Block, the expected income would be recognized in income. Further, cumulative Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income currently recognized in the Company's results to the income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in-force, the actual income from the Closed Block is less than the expected income, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any period in which the actual income for that period is less than the expected income for such period.

In connection with the Company's purchase of FAFLIC (as described in Note 4 - Purchase Accounting), the Company applied the "The Fair Value Option for Financial Assets and Financial Liabilities (ASC 825)" (described in Note 3O - New and Adopted Accounting Pronouncements) to the Closed Block liabilities. Profitability attributable to the Closed Block is ultimately paid to the policyholders via policy dividends. Dividend payable formulas are set before the outset of the calendar year, and adverse investment performance does not change the dividend liability to the policyholders. A trading fixed maturity portfolio was established to back the Closed Block policy liabilities to appropriately match fair value asset and liability movement.

   N. FEDERAL INCOME TAXES

Income taxes are provided for using the asset and liability method. Deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of the Company's assets and liabilities. Valuation allowances are established to reduce deferred tax assets to the amount that more likely than not will be realized.

The Company recognizes tax positions in the financial statements only when it is more likely than not that the position will be sustained upon examination by the relevant taxing authority based on the technical merits of the position as defined by "Accounting for Income Taxes" (ASC 740). A position that meets this standard is measured at the largest amount of benefit that will more likely

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   N. FEDERAL INCOME TAXES (CONTINUED)

than not be realized upon settlement. A liability is established for differences between positions taken in a tax return and amounts recognized in the financial statements. The Company reports interest expense related to income tax matters in Federal income tax expense/(benefit), and income tax penalties in other operating expenses in the Consolidated Statements of Income.

   O. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS

FASB ACCOUNTING STANDARDS CODIFICATION. In July 2009, the FASB launched the FASB Accounting Standards Codification (the Codification) as the single source of GAAP. While the Codification did not change GAAP, it introduced a new structure to the accounting literature and changed references to accounting standards and other authoritative accounting guidance. The Codification was effective for the Company for the third quarter of 2009 and did not have an effect on the Company's financial condition, results of operations or cash flows.

TRANSFERS OF FINANCIAL ASSETS AND INTERESTS IN VARIABLE INTEREST ENTITIES ("VIE's") (ASC 860 AND 810). In June 2009, the FASB issued amended accounting principles which change the accounting for securitizations and VIE's. These principles were codified as ASU No. 2009-16, "Transfers and Servicing (Topic
860) - Accounting for Transfers of Financial Assets" and ASU No. 2009-17, "Consolidations (Topic 810) - Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" in December 2009. ASU No. 2009-16 eliminates the concept of Qualified Special Purpose Entity ("QSPE"), changes the requirements for derecognizing financial assets, and requires additional disclosures about transfers of financial assets, including securitization transactions and continuing involvement with transferred financial assets. ASU No. 2009-17 changes the determination of when a VIE should be consolidated. Under ASU No. 2009-17, the determination of whether to consolidate a VIE is based on the power to direct the activities of the VIE that most significantly impact the VIE's economic performance together with either the obligation to absorb losses or the right to receive benefits that could be significant to the VIE, as well as the VIE's purpose and design. ASU No. 2009-16 and 2009-17 are effective for fiscal years beginning after November 15, 2009. In February 2010, the FASB finalized a standard which defers the requirements of ASU No. 2009-17 for certain interests in investment funds and certain similar entities. Adoption of ASU Nos. 2009-16 and 2009-17 on January 1, 2010 did not have a material effect on the Company's financial condition, results of operations or cash flows.

SUBSEQUENT EVENTS (ASC 855). In May 2009, the FASB issued amended accounting principles related to Subsequent Events (ASC 855), which codify the guidance regarding the disclosure of events occurring subsequent to the balance sheet date. These amended principles do not change the definition of a subsequent event (i.e., an event or transaction that occurs after the balance sheet date but before the financial statements are issued). These amended principles were effective for the Company for the second quarter of 2009. Since these amended principles require only additional disclosures concerning subsequent events, adoption of the standard did not affect the Company's financial condition, results of operations or cash flows.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS (ASC 320). In April 2009, the FASB issued amended accounting principles related to the recognition and presentation of other-than-temporary impairments (ASC 320). These amended principles prescribe that only the portion of an other-than-temporary impairment on a debt security related to credit loss is recognized in current period earnings, with the remainder recognized in other comprehensive income, if the holder does not intend to sell the security and it is more likely than not that the holder will not be required to sell the security prior to recovery. Previously, the entire other-than-temporary impairment was recognized in current period earnings. The Company adopted these amended accounting principles in the second quarter of 2009. Adoption of FASB ASC Topic 320 resulted in a cumulative effect adjustment, net of tax, of $7.9 million to increase accumulated other comprehensive loss with a corresponding decrease to accumulated deficit for the non-credit loss component of previously impaired securities that the Company neither intends to sell, nor is it more likely than not that the Company will be required to sell, before recovery of amortized cost.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   O. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS (CONTINUED)

DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY (ASC 820). In April 2009, the FASB issued amended accounting principles related to determining fair value when the volume and level of activity for the asset or liability have significantly decreased and for identifying transactions that are not orderly (ASC 820). Specifically, these amended principles list factors which should be evaluated to determine whether a transaction is orderly; clarify that adjustments to transactions or quoted prices may be necessary when the volume and level of activity for an asset or liability have decreased significantly; and provide guidance for determining the concurrent weighting of the transaction price relative to fair value indications from other valuation techniques when estimating fair value. The Company adopted these amended accounting principles in the second quarter of 2009. Since the Company's fair value methodologies were consistent with these amended accounting principles, adoption did not affect the Company's financial condition, results of operations or cash flows.

RECOGNITION OF INTEREST INCOME AND IMPAIRMENT OF PURCHASED BENEFICIAL INTEREST AND BENEFICIAL INTEREST THAT CONTINUE TO BE HELD BY A TRANSFEROR IN SECURITIZED ASSETS (ASC 325). In January 2009, the FASB issued amended accounting principles related to the "Recognition of Interest Income and Impairment of Purchased Beneficial Interest and Beneficial Interest that Continue to Be Held by a Transferor in Securitized Assets (ASC 325)," by removing the exclusive reliance upon market participant assumptions about future cash flows when evaluating impairment of securities within its scope. ASC 325 requires companies to follow the impairment guidance in ASC 320, which permits the use of reasonable management judgment of the probability that the holder will be unable to collect all amounts due. ASC 325 is effective prospectively for interim and annual reporting periods ending after December 15, 2008. ASC 325 was adopted by the Company on December 31, 2008 and the adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (ASC 815). In March 2008, the FASB issued amended accounting principles related to disclosures about derivative instruments and hedging activities, which were effective for the Company on January 1, 2009. Since these amended principles require only additional disclosures concerning derivatives and hedging activities, adoption did not affect the Company's financial condition, results of operations or cash flows.

BUSINESS COMBINATIONS (ASC 805). In December 2007, the FASB issued amended accounting principles related to business combinations, which changed the accounting for transaction costs, certain contingent assets and liabilities, and other balances in a business combination. In addition, in partial acquisitions, when control is obtained, the amended principles require that the acquiring company measure and record all of the target's assets and liabilities, including goodwill, at fair value as if the entire target company had been acquired. These amended accounting principles applied to the Company's business combinations beginning in the first quarter of fiscal 2009. The new guidance was applied to the Company's purchase of FAFLIC on January 2, 2009.

THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES (ASC 825). In February 2007, the FASB issued amended accounting principles related to the election of "The Fair Value Option for Financial Assets and Financial Liabilities (ASC 825)." These amended principles give entities the option to measure eligible financial assets, financial liabilities and firm commitments at fair value (i.e., the fair value option), on an instrument-by-instrument basis, that are otherwise not accounted for at fair value under other accounting standards. The election to use the fair value option is available at specified election dates, such as when an entity first recognizes a financial asset or financial liability or upon entering into a firm commitment. Subsequent changes in fair value must be recorded in earnings. Additionally, these amended principles allow for a one-time election for existing positions upon adoption, with the transition adjustment recorded to beginning retained earnings. The Company adopted ASC 825 in connection with the purchase of FAFLIC and applied the fair value option to the Closed Block liabilities. See Note 10 - Closed Block for financial statement impact.

FAIR VALUE MEASUREMENTS AND DISCLOSURES (ASC 820). In September 2006, the FASB issued amended accounting principles related to fair value measurements and disclosures. These amended principles create a common definition of fair value to be used throughout generally accepted accounting principles. ASC 820 will apply whenever another standard requires or permits assets or liabilities to be measured at fair value, with certain exceptions. The standard establishes a hierarchy for determining fair value which emphasizes the use of observable market data whenever available. The amended principles also require expanded disclosures which include the extent to which assets and liabilities are measured at fair value, the methods and assumptions used to measure fair value and the effect of fair value measures on earnings. In October 2008, the FASB issued amended accounting principles related to

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

O. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS (CONTINUED)

"Determining the Fair Value of a Financial Asset when the Market for That Asset Is Not Active." These amended principles clarify how ASC 820 should be applied when valuing securities in markets that are not active. These amended principles provide guidance on how companies may use judgment, in addition to market information, in certain circumstances to value assets which have inactive markets. ASC 820 was effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The difference between the carrying amounts and fair values of those financial instruments held at the date this statement is initially applied should be recognized as a cumulative effect adjustment to the opening balance of retained earnings for the fiscal year in which this statement is initially applied. The adoption of ASC 820 did not have a material affect on the Company's financial condition, results of operations or cash flows.

   P. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

4. PURCHASE ACCOUNTING

In 2009, the acquisition of FAFLIC's assets and liabilities was recorded at fair value. Because the fair value of the acquired assets and liabilities equaled the purchase price, the Company did not record any goodwill. The assessment of fair value in accordance with ASC 805 included the establishment of intangible liabilities for negative VOBA and intangible assets for state licenses.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of January 2, 2009 from the Company's purchase of FAFLIC.

       FAIR VALUE (IN MILLIONS)                         JANUARY 2, 2009
       ----------------------------------------------------------------
       Assets:
       Total investments at fair value                  $       1,029.3
       Cash and cash equivalents                                  113.0
       Other assets at fair value                                 410.2
       Separate account assets                                    263.4
                                                        ---------------
                     Total assets acquired                      1,815.9
       Liabilities:
       Policyholder account balances                            1,325.8
       Other liabilities at fair value                            120.9
       Separate account liabilities                               263.4
                                                        ---------------
                     Total liabilities assumed                  1,710.1

       Total purchase price                             $         105.8
                                                        ===============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

5. SIGNIFICANT TRANSACTIONS

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow Capital Reinsurance Company, Limited ("Arrow"), a Bermuda domiciled reinsurance company. As part of this reinsurance agreement, the returns associated with the derivatives hedging program supporting the variable annuity products will be passed to Arrow. In addition, in connection with this transaction, on December 31, 2009, with the approval of the Commonwealth of Massachusetts Commissioner of Insurance, the Company paid a dividend of $60.0 million to Goldman Sachs. See
Note 14 - Reinsurance for further discussion.

On December 18, 2009, the Company entered into an Assumption Reinsurance Agreement with Metropolitan Life Insurance Company ("MetLife") where the Company will reinsure certain individual disability income insurance policies with MetLife. These policies are currently 100% coinsured with MetLife. Upon execution of the agreement, the Company paid $1.0 million with another $4.0 million contingent upon state and policyholder approval.

On April 1, 2009, the Company assumed via coinsurance 100% of the life and fixed annuity blocks of American Exchange Life Insurance Company ("American Exchange Life"), a wholly owned subsidiary of the Universal American Corporation, and seven of American Exchange Life's life insurance subsidiaries. See Note 14 - Reinsurance for further discussion.

On March 31, 2009, the Company entered into a coinsurance/modified coinsurance agreement with The Lincoln National Life Insurance Company ("Lincoln National"). See Note 14 - Reinsurance for further discussion.

On March 31, 2009, the Company received a capital contribution of $225.0 million from Goldman Sachs. The additional capital was used primarily to support the reinsurance transaction with The Lincoln National Life Insurance Company.

On March 25, 2009, the Company received a capital contribution of $25.0 million from Goldman Sachs. The additional capital was used primarily to support future transactions.

On January 2, 2009, the Company acquired FAFLIC, a subsidiary of THG, comprising primarily traditional life insurance products, group retirement products and a block of Guaranteed Investment Contracts. FAFLIC is now a wholly owned subsidiary of the Company. As part of this transaction, the Company paid a purchase price of $105.8 million and assumed general account reserves of $1.3 billion. See Note 4 - Purchase Accounting for further discussion.

On January 1, 2008, the Company reinsured under an assumption agreement a book of business from Fidelity Mutual Life Insurance Company ("FML") comprising primarily whole, term and universal life insurance policies. See Note 14 - Reinsurance for further discussion.

On May 25, 2007 the Company signed an agreement, effective retroactive to January 1, 2007, with Pacific Life to assume 8% of its variable annuity products sold in 2007. The base annuities were assumed on a modified coinsurance basis and the benefits provided via riders were assumed on a coinsurance basis. As separate account liabilities were assumed under modified coinsurance terms, ownership of the underlying separate account assets was not transferred and these assets are not reflected in the Consolidated Balance Sheets. The Company assumed general account reserves of $58.2 million and for the retroactive period prior to signing, recorded a payable to Pacific Life of $12.4 million for the period through May 2007.

In February 2008, the Pacific Life Insurance Company ("Pacific Life") contract was recaptured retroactive to January 1, 2008. Concurrent with the recapture, certain derivative options hedging the rider benefits of this treaty were disposed. The recapture of the Pacific Life block resulted in a recapture of $25.5 million in reserves and resulted in a $41.3 million reduction in DAC and reinsurance receivable on paid and unpaid losses, benefits, unearned premiums and modified coinsurance. See Note 14 - Reinsurance for further discussion.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

GUARANTEED MINIMUM DEATH BENEFITS

The Company has issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

The following table summarizes the liability for GMDB contracts reflected in the general account. The GMDB exposure includes reinsurance assumed, however, modified coinsurance is excluded as it provides negligible GMDB reserves and significant account values:

       FOR THE YEARS ENDED DECEMBER 31,                       2009          2008
       ----------------------------------------------------------------------------
       (IN MILLIONS)
       Beginning balance                                   $    315.0    $    212.4
       Provision for GMDB:
                GMDB expense incurred                            40.3          25.2
                Volatility (1)                                  (19.0)        149.5
                                                           ------------------------
                                                                 21.3         174.7
       Claims, net of reinsurance:
                Claims from policyholders                      (102.3)        (76.7)
                Claims ceded to reinsurers                       99.3          76.1
                                                           ------------------------
                                                                 (3.0)         (0.6)
       GMDB reinsurance premium                                 (93.9)        (71.5)
                                                           ------------------------
       Ending balance                                      $    239.4    $    315.0
                                                           ========================

----------
(1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the policyholders.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2009 and 2008.

     - The projection model used 500 stochastically generated return scenarios with mean performance ranging from 5% to 10% depending on the underlying fund type.
     - Implied volatilities by duration were based on a combination of over the counter quotes (when available) and historical volatilities. For 2009, volatility assumptions range from 26% to 69%, varying by equity fund type and duration; 7% to 13% for bond funds; and 0% to 2% for money market funds. For 2008, volatility assumptions range from 30% to 45%, varying by equity fund type; 10% for bond funds; and 1% for money market funds.
     - The mortality assumptions are factors of the 1994 GMDB table based on age and gender. The overall average factor is 79% of the 1994 GMDB table. Mortality improvement of 1% per year for 10 years is assumed.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

     - The full surrender rate assumption varies from 1% to 50% depending on distribution channel, contract type, policy duration, and attained age. The aggregate projected full surrender rates for 2010 and 2011 are approximately 11% and 12%, respectively (full surrender rates include annuitizations, but they do not reflect partial withdrawals or deaths).
     - The partial withdrawal rate assumption varies by distribution channel, tax qualified status, and attained age. Total projected partial withdrawals are from 5% - 7% for all years.

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2009 and 2008. The net amount at risk is the death benefit coverage in-force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

December 31,
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)          2009          2008
-----------------------------------------------------------------------------------
Net deposits paid
  Account value                                            $    2,762    $    2,623
  Net amount at risk                                       $       44    $      169
  Average attained age of contractholders                          62            62
Ratchet (highest historical account value at specified
  anniversary dates)
  Account value                                            $      807    $      777
  Net amount at risk                                       $      162    $      328
  Average attained age of contractholders                          68            67
Roll-up (net deposits accumulated at a specified rate)
  Account value                                            $       49    $       50
  Net amount at risk                                       $       29    $       39
  Average attained age of contractholders                          79            79
Higher of ratchet or roll-up
  Account value                                            $    2,821    $    2,712
  Net amount at risk                                       $    1,638    $    2,295
  Average attained age of contractholders                          74            74
Total of guaranteed benefits categorized above
  Account value                                            $    6,439    $    6,162
  Net amount at risk                                       $    1,873    $    2,831
  Average attained age of contractholders
    (weighted by account value)                                    68            68
Number of contractholders                                     162,403       181,847

GUARANTEED MINIMUM INCOME BENEFIT

Additionally, the Company previously issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 31, 2009 was $21.3 million with a benefit paid of approximately $1.0 million. The GMIB liability at December 31, 2008 was $34.7 million with a benefit paid of approximately $50.0 thousand. Similar to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944-80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments.

The following reflects the changes to the deferred sales inducement asset:

FOR THE YEARS ENDED DECEMBER 31,                              2009          2008
-----------------------------------------------------------------------------------
(IN MILLIONS)
Balance at beginning of year                               $      0.5    $      8.9
Reinsurance treaty recapture                                        -          (8.9)
Acquisition expenses deferred                                     0.3           0.5
Reinsurance treaty impacts                                       (0.8)            -
                                                           ------------------------
Balance at end of year                                     $        -    $      0.5
                                                           ========================

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted ("MVA") product attributable to Protective Life Insurance Company ("Protective") was assumed on a modified coinsurance basis. Therefore, the assets related to these liabilities are recorded as a modified coinsurance receivable which is included within recoverable from reinsurers. See further explanation within Note 14 -Reinsurance.

The Company had the following variable annuities with guaranteed minimum returns:

       DECEMBER 31,                                           2009          2008
       ----------------------------------------------------------------------------
       (IN MILLIONS)
       Account value                                       $     31.0    $     37.9
       Range of guaranteed minimum return rates             2.8 - 6.5%    2.8 - 6.5%

Account balances of these contracts with guaranteed minimum returns were invested as follows:

     DECEMBER 31,                                             2009          2008
     ------------------------------------------------------------------------------
     (IN MILLIONS)
     Asset Type:
        Fixed maturities                                   $     28.8    $     28.7
        Cash and cash equivalents                                10.4          16.5
                                                           ------------------------
     Total                                                 $     39.2    $     45.2
                                                           ========================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

7. INVESTMENTS

   A. FIXED MATURITIES AND EQUITY SECURITIES

The amortized cost and fair value for fixed maturities and equity securities were as follows:

AVAILABLE-FOR-SALE FIXED MATURITIES AND EQUITY SECURITIES

------------------------------------------------------------------------------------------------------------------------------
                                                                       GROSS          GROSS
                                                      AMORTIZED      UNREALIZED     UNREALIZED        OTTI            FAIR
DECEMBER 31, 2009                                      COST (2)        GAINS          LOSSES        LOSSES(1)        VALUE
------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
  and agency securities                              $      729.7   $        5.6   $      (34.3)   $          -   $      701.0
States and political subdivisions                           162.2            4.5           (1.6)              -          165.1
Foreign governments                                          32.5            0.7           (0.2)              -           33.0
Corporate fixed maturities                                1,192.3           99.5           (2.8)              -        1,289.0
Structured securities                                       681.1           97.1           (8.7)           (3.2)         766.3
                                                     -------------------------------------------------------------------------
Total available-for-sale fixed maturities            $    2,797.8   $      207.4   $      (47.6)           (3.2)  $    2,954.4
                                                     =========================================================================
Equity securities                                    $        0.1   $          -   $          -    $          -   $        0.1
                                                     =========================================================================

----------
(1) Represents the before tax non-credit OTTI loss recorded as a component of accumulated other comprehensive income for assets still held at the reporting date.
(2) Amortized cost for available-for-sale fixed maturities and cost for equity securities.

AVAILABLE-FOR-SALE FIXED MATURITIES AND EQUITY SECURITIES

---------------------------------------------------------------------------------------------------------------
                                                                       GROSS          GROSS
                                                      AMORTIZED      UNREALIZED     UNREALIZED         FAIR
DECEMBER 31, 2008                                        COST          GAINS          LOSSES          VALUE
---------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
  and agency securities                              $      205.7   $       22.3   $       (0.8)   $      227.2
States and political subdivisions                            23.0            2.2           (0.1)           25.1
Corporate fixed maturities                                  400.7            8.4          (32.4)          376.7
Structured securities                                       330.3            3.1          (33.1)          300.3
                                                     ----------------------------------------------------------
Total fixed maturities                               $      959.7   $       36.0   $      (66.4)   $      929.3
                                                     ==========================================================
Equity securities                                    $       93.5   $          -   $      (25.4)   $       68.1
                                                     ==========================================================

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain a security deposit through a custodial account in New York, the market value of which will equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2009 and 2008, the amortized cost and fair value of the assets on deposit were $97.3 million and $79.4 million, and $100.3 million and $86.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $74.3 million and $5.3 million were on deposit with various state and governmental authorities at December 31, 2009 and 2008, respectively. Fair values related to these securities were $77.6 million and $6.6 million at December 31, 2009 and 2008, respectively.

The Company entered into various derivative and other arrangements that required assets, such as cash and fixed maturities, to be pledged or received as collateral. At December 31, 2009, the Company held $53.6 million in cash as collateral, compared to $60.0 million held in cash at December 31, 2008.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

7. INVESTMENTS (CONTINUED)

   A. FIXED MATURITIES AND EQUITY SECURITIES (CONTINUED)

The maturity distribution for available-for-sale fixed-maturity securities is as follows:

                                                                DECEMBER 31,     DECEMBER 31,
                                                                    2009             2009
                                                               AMORTIZED COST     FAIR VALUE
----------------------------------------------------------------------------------------------
(IN MILLIONS)
Due in one year or less                                        $         67.9   $         68.8
Due after one year through five years                                   386.7            403.5
Due after five years through ten years                                  646.0            694.8
Due after ten years                                                   1,697.2          1,787.3
                                                               -------------------------------
Total                                                          $      2,797.8   $      2,954.4
                                                               ===============================

   B. DERIVATIVE INSTRUMENTS

The Company has a hedging strategy consisting of the purchase of equity derivative put options and equity futures used to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR. In addition, the Company invests in exchange traded futures and options as part of its overall diversification and total return objectives.

The Company has reinsurance contracts that are accounted for on a modified coinsurance arrangement. Under a traditional modified coinsurance arrangement, the ceding company owns the assets backing the liabilities and transfers their book investment returns to the reinsurer, including credited related gains or losses. The reinsurance contract represents a hybrid instrument that should be bifurcated into its host contract and embedded derivative components. An embedded derivative exists because the Company is exposed to third-party credit risk. This is accounted for as an embedded derivative under ASC 815-15, "Embedded Derivatives."

The Company does not employ hedge accounting.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and Company policies and procedures.

AS OF DECEMBER 2009
(IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)

                                                                      DERIVATIVE     DERIVATIVE     NUMBER OF
                                                                        ASSETS      LIABILITIES     CONTRACTS
                                                                    ------------   ------------   ------------
DERIVATIVE CONTRACTS
      Equity and non-hedging futures                                $       24.5   $          -          5,920
      Foreign currency swap                                                  2.1              -              1
      GMDB product derivatives                                              63.4              -        240,642
      Credit                                                                   -            2.2              4
      Embedded derivatives under modified coinsurance contracts             59.3           59.3              2
                                                                    ------------------------------------------
      Gross fair value of derivative contracts                      $      149.3   $       61.5        246,569
                                                                    ==========================================

      Fair value included within total assets                       $      149.3
                                                                    ============

      Fair value included within total liabilities                                 $       61.5
                                                                                   ============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

7. INVESTMENTS (CONTINUED)

   B. DERIVATIVE INSTRUMENTS (CONTINUED)

                                                                                         AMOUNT OF GAIN/(LOSS)
                                      LOCATION OF GAIN/(LOSS) RECOGNIZED IN INCOME      RECOGNIZED IN INCOME ON
DERIVATIVE CONTRACTS                                 ON DERIVATIVES                           DERIVATIVES
---------------------------------------------------------------------------------------------------------------
                                                                                                 2009
                                                                                        -----------------------
General account derivatives           Net realized investment gains/(losses)            $                   2.4
Foreign currency swap                 Losses/(gains) on derivative instruments                              2.0
GMDB product derivatives              Losses/(gains) on derivative instruments                           (138.2)
Credit default swaps                  Losses/(gains) on derivative instruments                             (6.9)
Embedded derivatives under modified
 coinsurance contacts                 Losses/(gains) on derivative instruments                            115.6
                                                                                        -----------------------
TOTAL LOSS                                                                              $                 (25.1)
                                                                                        =======================

   C. DERIVATIVE TRADING ACTIVITIES

For 2009, the Company recognized a net loss of $27.5 million on its derivatives. For 2008, the Company recognized a net gain of $175.6 million on its derivatives. The derivatives in this program included exchange-traded futures contracts and interest rate swap contracts. The hedges did not qualify for hedge accounting under ASC 815 "Derivatives and Hedging." The core risk the Company seeks to address with its hedging strategy is GMDB exposure. The objective is to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR, while maintaining some upside potential in rising markets.

On May 25, 2007, the Company entered into a reinsurance contract which was accounted for on a co-modco basis with respect to the annuity riders and base contracts. Insurance contracts in their entirety did not meet the definition of a derivative instrument, and may have contained embedded derivatives. This reinsurance agreement stated that the Company will pay its proportionate share of the present value of the guaranteed future income stream in excess of account value. The riders were accounted for as an embedded derivative as defined by ASC 815 "Derivatives and Hedging." In February 2008, the contract was recaptured retroactive to January 1, 2008.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

7. INVESTMENTS (CONTINUED)

   D. UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale fixed maturities and equity securities are summarized as follows:

                                                                                                     EQUITY
                                                                               FIXED             SECURITIES AND
DECEMBER 31,                                                                 MATURITIES               OTHER            TOTAL
--------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2009
Net depreciation, beginning of year                                      $             (8.3)   $            (16.7)   $    (25.0)
                                                                         -------------------------------------------------------
   Cumulative effect of change in accounting principle, net of
     income tax                                                                        (7.9)                    -          (7.9)
                                                                         -------------------------------------------------------
   Net appreciation on available-for-sale securities                                  199.2                  25.4         224.6
   Net depreciation from the effect on value of business
     acquired and on policy liabilities                                               (71.5)                    -         (71.5)
   Provision for deferred federal income taxes                                        (44.9)                 (8.7)        (53.6)
                                                                         -------------------------------------------------------
                                                                                       82.8                  16.7          99.5
                                                                         -------------------------------------------------------
Net appreciation, end of year                                            $             66.6    $                -    $     66.6
                                                                         =======================================================
2008
Net appreciation/(depreciation), beginning of year                       $              0.4    $             (3.6)   $     (3.2)
                                                                         -------------------------------------------------------
   Net depreciation on available-for-sale securities                                  (28.8)                (20.1)        (48.9)
   Net appreciation from the effect on value of business acquired
     and on policy liabilities                                                         15.4                     -          15.4
   Benefit for deferred federal income taxes                                            4.7                   7.0          11.7
                                                                         -------------------------------------------------------
                                                                                       (8.7)                (13.1)        (21.8)
                                                                         -------------------------------------------------------
Net depreciation, end of year                                            $             (8.3)   $            (16.7)   $    (25.0)
                                                                         =======================================================
2007
Net (depreciation)/appreciation, beginning of year                       $             (2.0)   $              0.8    $     (1.2)
                                                                         -------------------------------------------------------
   Net appreciation/(depreciation) on available-for-sale
      securities                                                                        2.8                  (6.7)         (3.9)
   Net appreciation from the effect on value of business
      acquired and on policy liabilities                                                0.9                     -           0.9
   (Provision)/benefit for deferred federal income taxes                               (1.3)                  2.3           1.0
                                                                         -------------------------------------------------------
                                                                                        2.4                  (4.4)         (2.0)
                                                                         -------------------------------------------------------
Net appreciation/(depreciation), end of year                             $              0.4    $             (3.6)   $     (3.2)
                                                                         =======================================================

    E.  OTHER-THAN-TEMPORARY IMPAIRMENT

As described in Note 3 - Summary of Significant Accounting Policies, the Company presents and discloses OTTI in accordance with ASC Topic 320, beginning on April 1, 2009. Securities whose fair value is less than their amortized cost are considered to be impaired and are evaluated for potential other-than-temporary impairment. If the Company intends to sell, or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, the security is considered other-than-temporarily impaired and the Company records a charge to earnings for the full amount of impairment (the difference between the current carrying amount and fair value of the security). Otherwise, losses on securities which are other-than-temporarily impaired are separated into two categories, namely, credit loss and non-credit loss. The credit loss portion is charged to net realized investment losses in the Consolidated Statements of Income, while the non-credit loss is charged to other comprehensive income (loss). When an unrealized loss on a fixed maturity is considered temporary, the Company continues to record the unrealized loss in other comprehensive income (loss) and not in earnings. To compute the credit loss component of OTTI for corporate bonds on

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

 7. INVESTMENTS (CONTINUED)

    E.  OTHER-THAN-TEMPORARY IMPAIRMENT (CONTINUED)

the date of transition (April 1, 2009), both historical default (by rating) data, used as a proxy for the probability of default, and loss given default (by issuer) projections were applied to the par amount of the bond.

For mortgage backed and asset backed bonds, the present value of future cash flows using the book yield was used to determine the credit component of OTTI. Generally, if the present value of the cash flow was less than the security's amortized cost, the difference is recorded as a credit loss. The difference between the estimates of the credit related loss and the overall OTTI was concluded to be the non-credit-related component.

As a result of the adoption of FASB ASC Topic 320, a cumulative effect adjustment, net of tax, of $7.9 million was recorded to increase accumulated other comprehensive loss with a corresponding decrease to accumulated deficit for the non-credit loss component of previously impaired securities that the Company neither intends to sell, nor is it more likely than not that the Company will be required to sell, before recovery of amortized cost.

For those securities where the Company does not have the intent to sell and it is not more likely than not that the Company will be required to sell, the Company employs a portfolio monitoring process to identify securities that are other-than-temporarily impaired. Professionals from the Company's investment, accounting and finance functions meet monthly to review individual issues or issuers that may be of concern. The process involves a monthly screening of all impaired securities, with particular attention paid to identify those securities whose fair value to amortized cost percentages have been less than 80% for an extended period of time or who have been in an unrealized loss position for twelve consecutive months. Discrete credit events, such as a ratings downgrade, are also used to identify securities that may be other-than-temporarily impaired. The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer's ability to meet current and future interest and principal payments, an evaluation of the issuer's financial position and its near term recovery prospects, difficulties being experienced by an issuer's parent or affiliate, and management's assessment of the outlook for the issuer's sector. In making these evaluations, the Company exercises considerable judgment.

The Company periodically updates its best estimate of cash flows over the life of the security. In the event that fair value is less than amortized cost and there has been an adverse change in the expected cash flows (as measured by comparing the original expected cash flows to the current expectation of cash flows, both discounted at the current effective rate), then an impairment charge is recorded to income. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral. Potential losses incurred on the respective commercial mortgage backed securities ("CMBS") and residential mortgage backed securities ("RMBS") portfolios are based on expected loss models, not incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g. unemployment rates, housing prices) and loan-specific information (e.g. delinquency rates, loan-to-volume ratio.)

There are inherent risks and uncertainties in management's evaluation of securities for OTTI. These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer's financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching and greater than expected liquidity needs. All of these factors could impact management's evaluation of securities for OTTI.

The Company recorded credit OTTI losses in its Consolidated Statement of Income totaling $7.4 million as of December 31, 2009 for OTTI on its available-for-sale fixed maturity securities. These impairments were driven primarily by adverse financial conditions of the issuers.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

7. INVESTMENTS (CONTINUED)

    E.  OTHER-THAN-TEMPORARY IMPAIRMENT (CONTINUED)

The table below presents a rollforward of the cumulative credit loss component of OTTI impairment losses recognized in earnings on fixed maturity securities still held by the Company at December 31, 2009 for which a portion of the OTTI losses were recognized in other comprehensive income:

                                                                                 DECEMBER 31, 2009
                                                                                 -----------------
BALANCE, AS OF JANUARY 1, 2009                                                   $               -

Credit loss component of OTTI loss not reclassified to other
  comprehensive loss in the cumulative effect transition adjustment                           10.3

Additions:
Initial impairments -- credit loss OTTI recognized on securities not
 previously impaired                                                                           0.5
Additional impairments -- credit loss OTTI recognized on securities
 previously impaired                                                                           0.2
Reductions:
Due to sales (or maturities, pay downs or prepayments) during the
 period of securities previously credit loss OTTI impaired                                    (6.0)
Due to increases in cash flows -- accretion of previous credit loss OTTI                         -
                                                                                 -----------------
BALANCE, AS OF DECEMBER 31, 2009                                                 $             5.0
                                                                                 =================

   F. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's available-for-sale fixed maturities and equity securities that have been continuously in an unrealized loss position.

----------------------------------------------------------------------------------------------------------
                                                         GROSS                             NUMBER OF
DECEMBER 31, 2009                                      UNREALIZED        FAIR        SECURITIES WITH GROSS
(IN MILLIONS)                                            LOSSES          VALUE         UNREALIZED LOSSES
----------------------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
  0-12 months                                        $         41.9   $      754.4           78
  Greater than 12 months                                        1.5           35.2           15
                                                     -----------------------------------------------------
Total investment grade fixed maturities              $         43.4   $      789.6           93
                                                     -----------------------------------------------------
Below investment grade fixed maturities:
  0-12 months                                        $          4.7   $       59.7           17
  Greater than 12 months                                        2.7           12.4            3
                                                     -----------------------------------------------------
Total below-investment-grade fixed maturities                   7.4           72.1           20
                                                     -----------------------------------------------------
Total fixed maturities                               $         50.8   $      861.7          113
                                                     =====================================================
Equity securities:
  0-12 months                                        $            -   $        0.1            1
  Greater than 12 months                                          -              -            -
                                                     -----------------------------------------------------
Total equity securities                              $            -   $        0.1            1
                                                     =====================================================

----------
(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $35.9 million at December 31, 2009.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

7. INVESTMENTS (CONTINUED)

   F. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION (CONTINUED)

----------------------------------------------------------------------------------------------------------
                                                          GROSS                            NUMBER OF
DECEMBER 31, 2008                                      UNREALIZED        FAIR        SECURITIES WITH GROSS
(IN MILLIONS)                                            LOSSES          VALUE         UNREALIZED LOSSES
----------------------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
  0-12 months                                        $         36.0   $      140.0            44
  Greater than 12 months                                       18.6           39.4            12
                                                     -----------------------------------------------------
Total investment grade fixed maturities              $         54.6   $      179.4            56
                                                     -----------------------------------------------------
Below investment grade fixed maturities:             $          2.1   $       11.3             3
                                                     -----------------------------------------------------
Total fixed maturities                               $         56.7   $      190.7            59
                                                     =====================================================
Equity securities:
0-12 months                                          $         25.4   $       68.1             1
                                                     -----------------------------------------------------
Total equity securities                              $         25.4   $       68.1             1
                                                     =====================================================

----------
(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $0.0 million at December 31, 2008.

   G. VARIABLE INTEREST ENTITY

During 2009, the Company, through its subsidiary FAFLIC, held one remaining GIC through Allmerica Global Funding ("AGF"), a Cayman Islands based entity. AGF was formed as a special purpose vehicle solely for the purposes of issuing debt instruments to third party investors and used the proceeds to purchase investment contracts from the Company. At December 31, 2009, there was one medium term note outstanding for $16.6 million with a 6.0% fixed rate, issued in June 1999, and maturing in April 2011. AGF is a VIE and is consolidated within the Company as the Company is the primary beneficiary.

   H. OTHER

The Company had the following concentration of investments at fair value that exceeded 10% of shareholder's equity:

      DECEMBER 31,                                    2009       2008
      ------------------------------------------------------------------
      (IN MILLIONS)
      Issuer Name:
      U.S. Treasuries and Strips                    $  497.0  $     62.5
      GS High Yield Fund                                   -        68.1

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

8. INVESTMENT INCOME AND GAINS AND LOSSES

   A. NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                2009         2008         2007
-------------------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities                                             $    234.0   $     53.4   $     53.3
Equity securities                                                   3.9          8.0          7.7
Policy loans                                                       19.4          5.2          7.5
Short-term investments and miscellaneous income                    71.4         62.2         71.9
                                                             ------------------------------------
   Gross investment income                                        328.7        128.8        140.4
Less investment expenses                                           (5.4)        (3.2)        (2.9)
                                                             ------------------------------------
Net investment income                                        $    323.3   $    125.6   $    137.5
                                                             ====================================

The Company had no fixed maturities on non-accrual status at December 31, 2009, 2008 or 2007.

The Company had no fixed maturities which were non-income producing at December 31, 2009, 2008 or 2007.

   B. NET REALIZED INVESTMENT GAINS AND LOSSES

Realized gains and (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                2009         2008         2007
-------------------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities                                             $     29.8   $    (38.0)  $      4.1
Equity securities                                                  (9.7)       (14.5)           -
Other investments                                                   2.5          2.9          1.8
                                                             ------------------------------------
Net realized investment gains/(losses)                       $     22.6   $    (49.6)  $      5.9
                                                             ====================================

The proceeds from voluntary sales of available-for-sale fixed maturities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
                                                                VOLUNTARY          GROSS        GROSS
FOR THE YEARS ENDED DECEMBER 31,                                  SALES            GAINS       LOSSES
-------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2009
Fixed maturities                                             $        4,058.6   $     57.3   $     28.7

2008
Fixed maturities                                             $        1,550.8   $     12.6   $     50.6

2007
Fixed maturities                                             $          773.9   $      5.7   $      1.6

The Company recognized other-than-temporary impairments on fixed maturities of $7.4 million and $27.5 million in 2009 and 2008, respectively. The Company recognized other-than-temporary impairments on equity securities of $0.0 million and $14.5 million in 2009 and 2008, respectively. There were no other-than-temporary impairments in 2007.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

8. INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

   C. OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains/(losses) to the net balance shown in the Consolidated Statements of Comprehensive Income/(Loss):

FOR THE YEARS ENDED DECEMBER 31,                                                           2009         2008        2007
---------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Unrealized appreciation/(depreciation) on available-for-sale securities:

Unrealized holding gains/(losses) arising during period (net of income tax
 (expense)/benefit of $(58.2), $30.2 and $0.7 million in 2009, 2008 and 2007,
 respectively)                                                                          $     108.0  $    (56.1) $     (1.4)
Less: reclassification adjustment for gains/(losses) included in net income (net of income tax expense/(benefit) of $4.5, $(18.5) and $0.3 million in 2009, 2008 and
 2007, respectively)                                                                            8.5       (34.3)        0.6
                                                                                        -----------------------------------
Total available-for-sale securities                                                            99.5       (21.8)       (2.0)
                                                                                        -----------------------------------
Net unrealized appreciation/(depreciation) on available-for-sale securities             $      99.5  $    (21.8) $     (2.0)
                                                                                        ===================================

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

ASC 825, "Disclosures about Fair Value of Financial Instruments," as amended by ASC 820, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized in an orderly transaction.

The following methods and assumptions are used to estimate the fair value of each class of financial instruments:

   POLICY LOANS

For policy loans with fixed interest rates, estimated fair values are determined by using discounted cash flow models applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

   INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Liabilities under supplementary contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits.

   TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value as of December 31, 2009 and 2008 were as follows:

                                                                 2009                          2008
                                                      -----------------------------------------------------------
                                                        CARRYING         FAIR         CARRYING         FAIR
DECEMBER 31,                                              VALUE         VALUE           VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
    Policy loans                                      $       320.3  $       350.7  $        92.9  $         92.9
                                                      -----------------------------------------------------------
                                                      $       320.3  $       350.7  $        92.9  $         92.9
                                                      ===========================================================
Financial Liabilities
    Supplementary contracts without life
     contingencies                                             36.4           36.4           31.3            31.3
    Trust instruments supported by funding
     obligations                                               16.6           18.7            -               -
    Other individual contract deposit funds                   115.2          115.2           22.5            22.5
                                                      -----------------------------------------------------------
                                                      $       168.2  $       170.3  $        53.8  $         53.8
                                                      ===========================================================

The following tables set forth by level within the fair value hierarchy financial assets and liabilities accounted for at fair value under ASC 820 as of December 2009. As required by ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

DECEMBER 31, 2009 (IN MILLIONS)                                  LEVEL 1     LEVEL 2       LEVEL 3      TOTAL
----------------------------------------------------------------------------------------------------------------
Financial Assets
  Available-for-sale fixed maturities
     U.S. Treasury securities and U.S. Government
        and agency securities                                  $    483.9   $    217.1   $        -   $    701.0
     States and political subdivisions                                  -        165.1            -        165.1
     Foreign governments                                             13.7         19.3            -         33.0
     Corporate fixed maturities                                         -      1,288.7          0.3      1,289.0
     Structured securities                                              -        723.7         42.6        766.3
                                                               -------------------------------------------------
        Total available-for-sale fixed maturities                   497.6      2,413.9         42.9      2,954.4
                                                               -------------------------------------------------
  Trading fixed maturities
     U.S. Treasury securities and U.S. Government
        and agency securities                                        13.0          2.7            -         15.7
     States and political subdivisions                                  -         27.9            -         27.9
     Corporate fixed maturities                                         -        222.7            -        222.7
     Structured securities                                              -        158.2            -        158.2
                                                               -------------------------------------------------
        Total trading fixed maturities                               13.0        411.5            -        424.5
                                                               -------------------------------------------------
     Equity securities                                                0.1            -            -          0.1
     Derivative instruments receivable                                  -         87.9         61.4        149.3
     Separate account assets                                      4,186.5            -            -      4,186.5
                                                               -------------------------------------------------
     Total assets at fair value                                $  4,697.2   $  2,913.3   $    104.3   $  7,714.8
                                                               =================================================
Financial Liabilities
     Derivative instruments payable                            $        -   $      2.2   $     59.3   $     61.5
     Closed Block policy liabilities                                    -            -        684.1        684.1
                                                               -------------------------------------------------
     Total liabilities at fair value                           $        -   $      2.2   $    743.4   $    745.6
                                                               =================================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

DECEMBER 31, 2008 (IN MILLIONS)                                LEVEL 1            LEVEL 2           LEVEL 3           TOTAL
--------------------------------------------------------------------------------------------------------------------------------
Financial Assets
   Fixed maturities                                         $        172.2    $        755.4    $          1.7    $        929.3
   Equity securities                                                     -              68.1                 -              68.1
   Derivative instruments receivable                                     -             182.9                 -             182.9
   Separate account assets                                         3,659.8                 -                 -           3,659.8
                                                            --------------------------------------------------------------------
   Total assets at fair value                               $      3,832.0    $      1,006.4    $          1.7    $      4,840.1
                                                            ====================================================================
Financial Liabilities
   Derivative instruments payable                           $            -    $          1.4    $         56.3    $         57.7
                                                            --------------------------------------------------------------------
   Total liabilities at fair value                          $            -    $          1.4    $         56.3    $         57.7
                                                            ====================================================================

LEVEL 3 GAINS AND LOSSES

CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Certain cash instruments are classified within level 3 of the fair value hierarchy because they trade infrequently and therefore have little or no price transparency.

Total cash instruments at fair value classified within level 3 were $42.9 million and $1.7 million as of December 31, 2009 and 2008, respectively. These include a tax credit investment, a surplus note and structured securities.

DERIVATIVE CONTRACTS
- A derivative contract with level 1 and/or level 2 inputs is classified as a level 3 financial instrument in its entirety if it has at least one significant level 3 input.
- If there is one significant level 3 input, the entire gain or loss from adjusting only observable inputs (i.e. level 1 and level 2) is still classified as level 3.

CLOSED BLOCK POLICY LIABILITIES
The fair value of the Closed Block policy liabilities is calculated as the sum of the fair value of Closed Block assets, an adjustment to the fair value of Closed Block assets for non-performance risk, fair value of the Closed Block maintenance expenses, and a risk margin based on the cost of holding capital to back the Closed Block.

The estimated fair value for the provision for maintenance expense is determined by calculating the annual cost associated with administering the applicable policies, including servicing costs as well as provisions for overhead, both adjusted for inflation. The annual cost is discounted at a fair value rate, approximating risk free, with a provision for non-performance risk.

The estimated fair value for the provision for cost of capital is determined by calculating an annual cost inherent in having to hold risk capital to back the business. This amount is generally determined by using standard regulatory metrics to determine how much capital should be held. The amount of capital held is reduced by the net investment income that would be earned from the assets backing the capital. The annual cost is discounted at a fair value rate determined to approximate a market participant's hurdle rate.

As the liability cash flows in total are based on the asset cash flows, the basic value of the liabilities are equal to the fair value of the Closed Block assets. By utilizing market participant assumptions, the Closed Block policy liabilities contain unobservable inputs resulting in a fair value measurement of level 3.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The table below sets forth a summary of changes in the fair value of the Company's level 3 financial assets and liabilities for the year ended December 2009. The table reflects gains and losses for the full year for all financial assets and liabilities categorized as level 3 as at December 31, 2009. As reflected in the table below, the net unrealized gain on level 3 financial assets and liabilities was $118.9 million for the year ended December 2009.

                                                                              NET
                                                                           UNREALIZED
                                                                            GAINS/
                                                                           (LOSSES)
                                                                          RELATING TO       NET         NET
                                                                  NET     INSTRUMENTS    PURCHASES,  TRANSFERS
                                      BALANCE,     PURCHASE    REALIZED  STILL HELD AT   ISSUANCES   IN AND/OR   BALANCE,
                                    BEGINNING OF  ACCOUNTING    GAINS/   THE REPORTING      AND       OUT OF      END OF
YEAR ENDED DECEMBER 2009                YEAR      ADJUSTMENTS  (LOSSES)      DATE       SETTLEMENTS   LEVEL 3      YEAR
--------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed maturities
   Corporate fixed maturities       $        1.7  $       3.5  $      -  $           -  $    (3.5)   $  (1.4) $      0.3
   Mortgage-backed and
     asset-based securities                    -          2.3         -            1.1       39.2          -        42.6
   Derivative contracts                        -            -         -           61.4          -          -        61.4
                                    --------------------------------------------------------------------------------------
Total assets                        $        1.7  $       5.8  $      -  $        62.5  $    35.7    $  (1.4) $    104.3
                                    ======================================================================================
Financial Liabilities
Closed Block policy liabilities     $          -  $     663.5  $      -  $           -  $    20.6(1) $     -  $    684.1
Derivative contracts                        56.3          0.1         -           56.4       59.3          -        59.3
                                    --------------------------------------------------------------------------------------
Total liabilities                   $       56.3  $     663.6  $      -  $        56.4  $    79.9    $     -  $    743.4
                                    ======================================================================================

(1) Included in the change in the Closed Block policy liabilities of $20.6 million is $24.7 million of market appreciation on the Closed Block investment portfolio offset by decreases in maintenance expenses of $2.8 million and cost of capital of $1.3 million as of December 31, 2009.

                                                                NET UNREALIZED
                                                                 GAINS/(LOSSES)       NET
                                                      NET         RELATING TO      PURCHASES,
                                      BALANCE,      REALIZED   INSTRUMENTS STILL   ISSUANCES   NET TRANSFERS   BALANCE,
                                    BEGINNING OF     GAINS/       HELD AT THE         AND      IN AND/OR OUT    END OF
YEAR ENDED DECEMBER 2008                YEAR       (LOSSES)     REPORTING DATE    SETTLEMENTS   OF LEVEL 3       YEAR
------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed maturities $        3.7  $      (0.1) $            (3.3) $       1.4  $           -  $      1.7
                                    ------------------------------------------------------------------------------------
Total assets                        $        3.7  $      (0.1) $            (3.3) $       1.4  $           -  $      1.7
                                    ====================================================================================
Financial Liabilities
Derivative contracts                $       20.0  $      11.1  $           (36.3) $      11.1  $           -  $     56.3
                                    ------------------------------------------------------------------------------------
Total liabilities                   $       20.0  $      11.1  $           (36.3) $      11.1  $           -  $     56.3
                                    ====================================================================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

10. CLOSED BLOCK

Summarized financial information of the Closed Block is as follows:

BALANCE SHEETS
DECEMBER 31                                                               2009
--------------------------------------------------------------------------------
(IN MILLIONS)
ASSETS
 Trading fixed maturities at fair value (amortized cost of $397.2 in
   2009)                                                                   424.5
 Policy loans                                                              102.5
 Cash and cash equivalents                                                  92.5
 Accrued investment income                                                   9.0
 Deferred federal income taxes                                              17.8
 Other assets                                                                1.9
                                                                        --------
   Total assets                                                         $  648.2
                                                                        --------
LIABILITIES
 Future policy benefits at fair value                                   $  592.0
 Policyholder dividends obligation at fair value(1)                         78.6
 Policyholder dividends payable at fair value(1)                            13.5
 Other liabilities                                                           3.8
                                                                        --------
   Total liabilities                                                    $  687.9
                                                                        --------
Excess of Closed Block liabilities over assets designated to the Closed
 Block and maximum future earnings to be recognized from Closed
 Block assets and liabilities                                           $   39.7
                                                                        ========

----------
(1) Included within contractholder deposit funds and other policy liabilities in the accompanying Consolidated Balance Sheets

STATEMENTS OF INCOME

FOR THE YEAR ENDED DECEMBER 31           2009
-----------------------------------------------
(IN MILLIONS)
REVENUES
 Premiums and other income             $   22.3
 Net investment income                     67.2
 Net realized investment gains              7.3
                                       --------
  Total revenues                           96.8
                                       --------

BENEFITS AND EXPENSES
 Policy benefits                           92.3
 Policy acquisition and other expenses      0.4
                                       --------
  Total benefits and expenses              92.7
                                       --------

Net contribution from the Closed Block $    4.1
                                       --------

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

10. CLOSED BLOCK (CONTINUED)

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

11. FEDERAL INCOME TAXES

The federal income tax (benefit)/expense attributable to the results of operations is different from the amount determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,                   2009       2008       2007
-------------------------------------------------------------------------------
(IN MILLIONS)
Expected federal income tax (benefit)/expense     $  34.2    $  (0.2)   $  46.1
 Prior years' federal income tax adjustment             -       (0.6)      (1.1)
 Dividend received deduction                         (3.8)      (5.2)      (8.2)
 Tax credits                                            -       (0.7)      (0.5)
 Valuation allowance                                (24.1)      17.2       (1.7)
 Other, net                                             -        0.3          -
                                                  -----------------------------

Federal income tax expense                        $   6.3    $  10.8    $  34.6
                                                  =============================

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                          2009         2008
---------------------------------------------------------
(IN MILLIONS)
Deferred tax asset
 Insurance reserves                 $   90.0     $   63.5
 Deferred acquisition costs             62.6         17.7
 Tax credit carryforwards                9.5          9.7
 Loss carryforwards                    162.6        104.2
 Investments, net                          -         44.9
 Ceding commission                      17.9         19.5
 Accrued policyholder dividends          4.7            -
 Deferred compensation                   0.2          0.9
  Other, net                             3.9          6.7
                                    ---------------------
  Subtotal deferred tax asset          351.4        267.1
   Valuation allowance                 (12.2)       (34.8)
                                    ---------------------
Total deferred tax asset, net       $  339.2     $  232.3
                                    ---------------------

Deferred tax liability
  Investments, net                  $  (71.4)    $      -
  VOBA                                (129.9)       (93.0)
                                    ---------------------
Total deferred tax liability          (201.3)       (93.0)
                                    ---------------------
Total deferred tax asset, net       $  137.9     $  139.3
                                    =====================

The Company has recorded a valuation allowance against tax benefits from capital losses and tax credit carryforwards. A portion of the valuation allowance against the December 31, 2009 deferred tax asset is due to limitations under
Section 382 of the Internal Revenue Code against certain tax benefits. Under ASC 805, any future adjustments to deferred tax assets and liabilities established at the inception of the Transaction would be recognized through the Company's Consolidated Statements of Income (including the

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

11. FEDERAL INCOME TAXES (CONTINUED)

realization of tax benefits currently offset by valuation allowance). During 2009, a valuation allowance release of $24.1 million was posted to recognize the tax benefit from capital losses. The release was due to the near term consolidation with Goldman Sachs now expected in 2011 and the revised ability to project future capital gains. During 2008, an additional valuation allowance of $17.2 million was posted to reduce the tax benefit from realized capital losses incurred in 2008. In management's judgment, the remaining gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2009, the Company has foreign tax credit carryforwards of $9.5 million which will expire beginning in 2013. At December 31, 2009, the Company has net operating loss carryforwards of $133.4 million and capital loss carryforwards of $29.2 million, which begin to expire in 2016 and 2010, respectively. All tax credits, net operating loss carryforwards, and capital loss carryforwards generated prior to 2006 are subject to annual limitations on utilization. This includes $6.1 million of foreign tax credits and $143.9 million of net operating and capital loss carryforwards.

The Company's federal income tax returns are routinely audited by the IRS, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. THG has agreed to indemnify the Company and Goldman Sachs with respect to tax liabilities for periods before the acquisition as provided in the Transaction. However, the tax attributes carried over from THG are not guaranteed under the Transaction, and accordingly, such attributes may be adjusted in the future. During 2008, the Company increased acquired pre-acquisition operating loss by approximately $5.6 million. The 2008 adjustment is the result of IRS audit adjustments to THG. As a result of the 2008 adjustment, the Company has reduced the gross net operating loss carryforward by $5.4 million. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will impact the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain income tax positions have been recorded pursuant to ASC 740.

The dividends received deduction claimed by the Company is generated by the separate accounts of variable annuity contracts. In Revenue Ruling 2007-61, the IRS issued notice that it intends to publish regulations dealing with the computation of separate account dividends received deductions. The impact and timing of such regulations is unknown at this time, but it is possible that the regulations could reduce the amount of dividends received deduction tax benefit that the Company claims. It is anticipated that any regulations would have a public comment period and would be effective prospectively.

The Company will file a stand-alone tax return for the period January 1, 2009 through December 31, 2009. The Company's tax return is ineligible for consolidation into Goldman Sachs until calendar year end 2011. Any net operating loss carryforwards, capital loss carryforwards or foreign tax credits from prior to the acquisition date of December 30, 2005 can only be used against the income of the Company.

FAFLIC will file a stand-alone tax return for the period January 2, 2009 through December 31, 2009. FAFLIC's tax return is eligible for consolidation with the Company in 2010. FAFLIC's tax return is ineligible for consolidation with Goldman Sachs until calendar year end 2015. Due to the purchase of FAFLIC, the capital loss carryforward acquired is subject to I.R.C Section 382 and can only be used against the income of FAFLIC.

12. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers, which affect the dividend paying ability of the Company. The Company cannot pay any dividend without first obtaining written approval from the Massachusetts Commissioner of Insurance.

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Goldman Sachs has agreed with the Commissioner to continue the previous THG commitment to maintain total adjusted capital levels at a minimum of 200% of the Company's Company Action Level as determined under the risk-based capital formula, which was $68.5 million and $82.7 million at December 31, 2009 and 2008, respectively. Total

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

12. DIVIDEND RESTRICTIONS (CONTINUED)

adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $635.3 million and $394.0 million at December 31, 2009 and 2008, respectively, for the Company.

The Company declared and paid dividends to Goldman Sachs of $60.0 million in 2009. There were no dividends declared by the Company to Goldman Sachs in 2008.

13. VALUE OF BUSINESS ACQUIRED

The changes in VOBA for the years ended December 31 were as follows:

(IN MILLIONS)                                                      2009        2008
                                                                 --------------------
 Balance at January 1                                            $  146.5    $  220.4
 Amount recorded due to purchase accounting (1)                     (45.6)       (8.6)
 Cumulative effect of change in accounting principle, net of tax     (1.2)          -
 Reinsurance treaty impacts                                         (76.5)          -
 Amortized to expense during the year                                23.8       (80.7)
 Adjustment for unrealized investment losses during the year        (16.7)       15.4
                                                                 --------------------
 Balance at December 31                                          $   30.3    $  146.5
                                                                 ====================

----------
(1) Refer to Footnote 4 - Purchase Accounting for further discussion on purchase accounting adjustments.

During 2008, the Company identified an adjustment to deferred tax assets that directly impacted the Company's VOBA. The resulting adjustment in 2008 reduced VOBA by $8.6 million.

Estimated future amortization of VOBA as of December 31, 2009 is as follows:

(IN MILLIONS)
 2010                     $   4.3
 2011                         3.6
 2012                         3.0
 2013                         2.6
 2014                         2.3
 2015 and thereafter         14.5
                          -------
 Total                    $  30.3
                          =======

14. REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance and modified coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance differs from coinsurance in that the assets supporting the reserves are retained by the ceding company while the risk is transferred to the reinsurer.

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow. Upon execution of the treaty, the Company considered in its reinsurance costs $76.5 million of VOBA and $61.7 million of DAC associated with the variable annuity business; a net $55.0 million was written off. The Company has evaluated the applicability of ASC 944-815-15 to its modified coinsurance agreement with Arrow. An embedded derivative requiring bifurcation exists and a liability of $59.3 million is reflected on the Consolidated Balance Sheets as of December 31, 2009. As of December 31, 2009, the Company ceded and Arrow assumed $2.1 billion in reserves.

On December 18, 2009, the Company entered into an Assumption Reinsurance Agreement with MetLife where the Company will reinsure certain individual disability income insurance policies with MetLife. These policies are currently 100% coinsured with

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

14. REINSURANCE (CONTINUED)

MetLife. Upon execution of the agreement, the Company paid $1.0 million with another $4.0 million contingent upon state and policyholder approval. Reinsurance recoverables related to this agreement were $231.4 million and $220.8 million at December 31, 2009 and 2008, respectively

On April 1, 2009, the Company assumed via coinsurance 100% of the traditional life and fixed annuity blocks of American Exchange Life and seven of its subsidiaries. American Exchange Life is a wholly owned subsidiary of Universal American Corporation. Under the coinsurance agreement, the Company assumed $527.2 million of reserves and paid the collective cedants $77.6 million in ceding commission. Additionally, the Company had an increase in total assets and liabilities of $536.8 million from this reinsurance agreement.

On March 31, 2009, the Company entered into a coinsurance and modified coinsurance agreement with Lincoln National to reinsure an in-force block of universal life and variable universal life insurance policies. Under the coinsurance and modified coinsurance agreement, the Company assumed $974.6 million in reserves and paid the cedant approximately $204.5 million in ceding commission. Additionally, the Company had an increase in total assets and liabilities of $980.8 million from this reinsurance agreement.

On January 2, 2009, coincident with the purchase of the Company's subsidiary, FAFLIC, referenced in Note 5 - Significant Transactions, FAFLIC and The Hanover Insurance Company ("HIC") entered into a reinsurance contract whereby HIC assumed FAFLIC's discontinued accident and health insurance business through a 100% coinsurance agreement. This agreement totaled $119.5 million in net statutory liabilities. An equal amount of assets were also transferred as part of this agreement. Reinsurance recoverable related to this agreement was $139.6 million at December 31, 2009.

On January 1, 2008, the Company reinsured a book of business from FML on an assumption reinsurance basis comprising primarily whole, term and universal life insurance policies. FML was in rehabilitation under the governance of the State of Pennsylvania, and the Company has no responsibility for the dissolution or future state of FML and any of its remaining legal entity obligations or liabilities. As part of this transaction, the Company paid a ceding commission of $4.3 million and assumed general account reserves of $0.7 billion.

During the first quarter of 2008, the Company effectively ceded the entire FML block of business to its affiliate, Columbia Capital Life Reinsurance Company ("Columbia"). In consideration of Columbia's assumption of the business, the Company received a ceding commission of $4.1 million.

On May 25, 2007 the Company entered into an agreement, retroactive to January 1, 2007, to assume 8% of the variable annuity products sold by Pacific Life in 2007. The base annuities were assumed on a modified coinsurance basis and the benefits provided via riders were assumed on a coinsurance basis. General account reserves of $58.2 million were assumed.

In February 2008, the contract was recaptured retroactive to January 1, 2008. Certain derivative options hedging the rider benefits of this treaty were disposed. The recapture of the Pacific Life block resulted in a reinsurance recapture fee of $25.5 million with a subsequent reduction in policyholder liabilities and DAC. Due to the accounting treatment for acquiring this block of business, the recapture fee was bifurcated between the May 2007 and post May 2007 components, with the latter portion recognized through the Consolidated Statements of Income.

The Company assumed on a modified coinsurance basis 100% of the variable annuity business of Protective. As of December 31, 2009 and 2008, the assumed reserves under this contract were $1.2 billion, respectively.

The Company assumed on a coinsurance basis 100% of the General Account liabilities related to FAFLIC's Variable Annuity and Variable Life policies. The assumed reserves were approximately $99.3 million as of December 31, 2008. In 2009 this block of business is consolidated within the Company due to the Company's purchase of FAFLIC.

Historically, the Company maintained other reinsurance treaties including the cession of non core traditional life and health business, the largest being a universal life insurance treaty representing reinsurance recoverables of $428.9 million and $451.6 million at December 31, 2009 and 2008, respectively.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and on market conditions (including the availability and pricing of reinsurance). The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its counterparties are financially sound.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

14. REINSURANCE (CONTINUED)

As of December 31, 2009 and 2008, the Company's only concentrations of credit risk greater than 10% of the Company's stockholder's equity related to the FML block of business of approximately $0.6 billion and $0.7 billion, respectively, reinsured with an affiliate, Columbia.

The effects of reinsurance were as follows:

   FOR THE YEARS ENDED DECEMBER 31,                     2009        2008        2007
   ----------------------------------------------------------------------------------
   (IN MILLIONS)
   Life and accident and health insurance premiums:
    Direct                                            $   42.1    $   16.9    $  18.3
    Assumed - affiliated                                     -           -          -
    Assumed - non affiliated                              27.7           -          -
    Ceded - affiliated                                       -           -          -
    Ceded - non-affiliated                               (21.3)      (16.9)     (18.3)
                                                      -------------------------------
   Net premiums                                       $   48.5    $      -    $     -
                                                      ===============================
   Life and accident and health insurance and other
    individual policy benefits, claims, losses and
    loss adjustment expenses:
    Direct                                            $  623.4    $  581.9    $ 100.8
    Assumed - affiliated                                 112.8           -
    Assumed - non-affiliated                              16.0        44.1       60.6
    Ceded - affiliated                                  (101.7)      (36.7)      (1.8)
    Ceded - non-affiliated                              (304.0)     (292.2)     (17.9)
                                                      -------------------------------
   Net policy benefits, claims, losses and loss
    adjustment expenses                               $  346.5    $  297.1    $ 141.7
                                                      ===============================

15. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,                              2009     2008
------------------------------------------------------------------------------
(IN MILLIONS)
Balance at beginning of year                                $ 118.3  $ 153.3
Block acquisition                                             302.5        -
Reinsurance treaty recapture                                      -    (41.3)
Reinsurance treaty impacts                                    (61.7)       -
Acquisition expenses deferred                                   4.6      4.4
Amortized to expense during the year                          (65.6)     1.9
Adjustment for unrealized investment losses during the year   (54.8)       -
                                                            ------------------
Balance at end of year                                      $ 243.3  $ 118.3
                                                            ==================

On December 31, 2009, the Company entered into a reinsurance treaty with Arrow ceding all the Company's variable annuity business. This reinsurance treaty resulted in a $61.7 million reduction in the DAC asset.

On April 1, 2009, the Company entered into a coinsurance agreement with American Exchange Life and seven of its subsidiaries, resulting in an initial DAC balance of $53.0 million.

On March 31, 2009, the Company entered into a coinsurance and modified coinsurance agreement with Lincoln National, resulting in an initial DAC balance of $250.1 million.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

15. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

In February 2008 the Pacific Life block was recaptured retroactive to January 1, 2008. The recapture of the Pacific Life block resulted in a $41.3 million reduction in the DAC asset.

In 2007, the Company acquired 8% of the 2007 variable annuity business of Pacific Life through a modified coinsurance agreement and a block of variable life insurance from Protective through a modified coinsurance agreement, resulting in initial DAC balances of $18.2 million and $6.0 million respectively.

16. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates as new information becomes available and further events occur which may impact the resolution of unsettled claims. Reserve adjustments are reflected in results of operations within policy benefits, claims, losses and loss adjustment expenses. Often these adjustments are recognized in periods subsequent to the period in which the underlying policy was written and loss event occurred. These types of subsequent adjustments are described as "prior year reserve development." Such development can be either favorable or unfavorable to the Company's financial results and may vary by line of business.

The liability for future policy benefits and outstanding claims and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business was $315.5 million and $216.0 million at December 31, 2009 and 2008, respectively. This business consists of the Company's exited individual health businesses. Reinsurance recoverables related to this business were $386.6 million and $223.0 million at December 31, 2009 and 2008 respectively.

17. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

       DECEMBER 31,                                    2009      2008
       ---------------------------------------------------------------
       (IN MILLIONS)
       State licenses (intangible asset)              $  5.3    $  2.6
       Accounts receivable                               1.0       3.0
       Deferred sales inducements                          -       0.5
       Deferred losses on modco                          5.7      57.2
       Miscellaneous assets                              8.5      11.4
                                                      ----------------
       Total other assets                             $ 20.5    $ 74.7
                                                      ================

Accrued expenses and other liabilities consist of the following:

       DECEMBER 31,                                    2009      2008
       ---------------------------------------------------------------
       (IN MILLIONS)
       Payables in process                            $ 42.1    $ 19.3
       Policyholder liabilities                         20.4       5.8
       Taxes payable                                     2.3       3.5
       Accrued expenses                                 13.1       4.8
       Miscellaneous liabilities                         5.6      13.1
                                                      ----------------
       Total accrued expenses and other liabilities   $ 83.5    $ 46.5
                                                      ================

Other income consists of the following:

       DECEMBER 31,                                    2009      2008      2007
       -------------------------------------------------------------------------
       (IN MILLIONS)
       Asset management fees                          $  8.3    $ 12.6    $ 17.4
       Miscellaneous income                             (1.2)      9.0       2.5
                                                      --------------------------
       Total other income                             $  7.1    $ 21.6    $ 19.9
                                                      ==========================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

17. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES (CONTINUED)

Other operating expenses consist of the following:

       DECEMBER 31,                          2009      2008      2007
       ---------------------------------------------------------------
       (IN MILLIONS)
       Taxes, licenses and fees             $  6.0    $  0.3    $  2.5
       Commission expense                      4.4      12.5      21.3
       Fees and operational services          36.7      28.9      31.7
       Salaries and benefits                  11.4       8.7       7.9
       Legal and auditing                      4.1       4.8       3.5
       Miscellaneous operating expenses        5.0       4.3       3.2
                                            --------------------------
       Total other operating expenses       $ 67.6    $ 59.5    $ 70.1
                                            ==========================

18. COMMITMENTS

The Company was allocated certain rental expenses by its parent, primarily for the building lease in Southborough, MA. Rental expenses for these operating leases amounted to $0.3 million for 2009 and 2008, respectively. The Company does not have lease commitments for the Southborough, MA location. On April 19, 2007 the Company entered into a lease agreement for the Elgin, IL office. As of December 31, 2009, lease commitments relating to this lease were $35.3 thousand for 2010 and 2011. The base rent is subject to adjustments for taxes, insurance premiums, water and utilities, heating and cooling and common area charges.

On March 31, 2009, the Company signed a Work Assignment with the Dell Perot Systems ("Dell Perot") whereby Dell Perot, as third party administrator, will provide contract/policy administration over certain of the Company's fixed annuity and traditional life business for a period not less than ten years. Dell Perot was formerly known as the Transaction Applications Group, Inc. ("TAG").

On June 19, 2008, the Company signed a professional services agreement with LOGiQ(3) Solutions Corp. ("LOGiQ(3)"). LOGiQ(3) will manage certain aspects of the Company's reinsurance portfolio for a period not less than five years.

On October 31, 2007, the Company signed a third party administrator agreement with TAG and an application service provider agreement with Professional Data Management Again, Inc ("PDMA"). Commencing January 1, 2008, TAG will act as third party administrator for the Company's whole life insurance, term life insurance and universal life insurance, utilizing a PDMA platform.

Concurrent to the closing of the Transaction, the Company entered into an operational servicing agreement with se2, whereby se2, as third party administrator, will provide contract/policy administration over certain of the Company's variable annuity and variable universal life business for a period of not less than ten years.

As of December 31, 2009, the purchase commitments relating to agreements with Se2, TAG, PDMA and LOGiQ(3) were as follows:

(IN MILLIONS)
 2010                    $   17.1
 2011                        16.4
 2012                        15.8
 2013                        14.5
 2014                        13.9
 2015 and thereafter         25.6
                         --------
 Total                   $  103.3
                         ========

19. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

19. CONTINGENCIES (CONTINUED)

LITIGATION

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. THG has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the its consolidated financial position or results of operations.

20. RELATED PARTY TRANSACTIONS

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow.
As part of this reinsurance, the returns associated with the derivatives hedging program supporting the variable annuity products will be passed to Arrow. In conjunction with this reinsurance agreement, the Company and Arrow entered into a trust agreement, whereby Arrow established a trust account for the sole use and benefit of the Company. The Company may withdraw funds from the trust account as reimbursements from Arrow for reinsured activity. As of December 31, 2009, the trust account held $70.0 million of cash and cash equivalents. In addition, Arrow agreed to pay the Company certain fees for continued administration of the variable annuity business. As of December 31, 2009, the Company did not receive any fee income from this reinsurance transaction. In connection with this transaction, on December 31, 2009, the Company paid a dividend of $60.0 million to Goldman Sachs, pursuant to approval from the Commonwealth of Massachusetts Commissioner of Insurance. See Note 14 - Reinsurance for further discussion.

On March 31, 2009, the Company received a capital contribution of $225.0 million from Goldman Sachs. The additional capital was used to support the reinsurance transaction with Lincoln National.

On March 25, 2009, the Company received a capital contribution of $25.0 million from Goldman Sachs. The additional capital was used to support future reinsurance transactions.

Effective March 5, 2009, the Company entered into a shared services and expense agreement with affiliates, Columbia and Charleston Capital Reinsurance, LLC ("Charleston"). Under this agreement, the Company provides services including but not limited to seconding Company employees, management services, administrative support and use of Company facilities. The Company charged Columbia and Charleston approximately $1.5 million for 2009. This amount is shown within other operating expenses within the Consolidated Statements of Income.

On December 22, 2008, the Company received a capital contribution of $50.0 million from Goldman Sachs. The additional capital was used to support future reinsurance transactions.

On December 19, 2008, the Company entered into a related party transaction with its affiliate, Goldman Sachs & Co ("GSCO"), whereby the Company purchased structured securities utilizing GSCO as the purchasing agent. These assets are included in Fixed Maturities within the Consolidated Balance Sheets. As of December 31, 2009 and 2008 the Company purchased $121.1 million and $85.0 million, respectively, of structured securities.

During the first quarter of 2008, the Company effectively ceded the entire FML block of business to Columbia. In consideration of Columbia's assumption of the business, the Company received a ceding commission of approximately $4.1 million. As of December 31, 2009 and 2008, the Company ceded reserves of $0.6 billion and $0.7 billion, respectively.

As of January 1, 2008, the Company reinsured under an assumption agreement the book of business from FML comprising primarily whole, term and universal life insurance policies. As part of this transaction, the Company paid a ceding commission of $4.3 million and assumed general account reserves of $0.7 billion.

In 2007, the Company signed a distribution and service agreement with its affiliate, Epoch, to serve as principal underwriter and common remitter for certain variable annuity products issued by the Company and its separate accounts. This resulted in expense of

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

20. RELATED PARTY TRANSACTIONS (CONTINUED)

$0.3 million and $0.2 million for 2009 and 2008, respectively, for these services. The Company performs certain administrative services on Epoch's behalf. No income was generated for the years ended December 31, 2009, 2008 or 2007 from this agreement.

The Company has a management services agreement with its affiliate, GSCO. Under this service agreement, GSCO provides support to the Company in administrative, legal, compliance, technology, operations, financial reporting, human resources, risk management and other areas, and the Company is allocated costs for services received. GSCO charged the Company approximately $3.3 million, $3.1 million and $3.0 million in 2009, 2008 and 2007 respectively, for these services. These amounts are shown within other operating expenses in the accompanying Consolidated Statements of Income.

In 2005, the Company entered into several derivative transactions with its affiliate, Goldman Sachs International ("GSI"). These derivative positions resulted in expense of $68.8 million, and income of $118.2 million and $10.2 million, for 2009, 2008 and 2007, respectively, due to mark to market of the positions. During 2008, the Company entered into a derivative transaction with its affiliate, GSCO, which resulted in expense of $9.2 million and income of $13.2 million for 2009 and 2008, respectively. In 2007, the Company entered into several derivative transactions with its affiliate, Goldman Sachs Financial Markets L.L.C ("GSFM"), which resulted in income of $2.6 million and $9.5 million for 2008 and 2007, respectively. There were no transactions with GSFM in 2009.

The service agreement entered into with GSAM, an affiliate organization that provides investment management services, generated expense of $3.2 million, $2.3 million, and $2.6 million in 2009, 2008 and 2007, respectively.

As part of the variable products in the separate account, the Company offers underlying Goldman Sachs Variable Investment Trust funds. Management fees are paid directly to GSAM and certain of these distribution and administration fees are passed to the Company resulting in revenue of $2.6 million, $6.9 million and $6.9 million for the years ended December 31, 2009, 2008 and 2007, respectively.

As of November 1, 2006, the Company entered into a coinsurance agreement to cede 100% of its deferred fixed annuity insurance business to its affiliate, Columbia. In consideration of Columbia's assumption of the liabilities, the Company received a $1.9 million ceding commission. As of December 31, 2009 and 2008 the Company ceded reserves of $36.1 million and $40.2 million.

The employees of the Company participate in The Goldman Sachs Amended and Restated Stock Incentive Plan (the "SIP"). Pursuant to the SIP, Goldman Sachs issued restricted stock units (RSUs) to certain employees of the Company as part of their overall compensation. Unvested RSUs require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements as outlined in the award agreement. The Company incurred expenses of $0.5 million, $0.3 million and $0.7 million relating to RSUs for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.

21. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Statutory surplus differs from shareholders' equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred. Statutory accounting principles require asset valuation and interest maintenance reserves, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2009

21. STATUTORY FINANCIAL INFORMATION (CONTINUED)

Statutory net (loss) income and surplus are as follows:

                                             (UNAUDITED)
                                                2009         2008          2007
-----------------------------------------------------------------------------------
(IN MILLIONS)
Statutory Net (Loss) Income - Combined
  Life and Health Companies                  $    (129.8) $    (247.1)  $      58.2
Statutory Shareholders' Surplus - Combined
  Life and Health Companies                  $     561.7  $     390.6   $     461.4

22. SUBSEQUENT EVENTS

During March, 2010, the Company entered into a third party repurchase transaction facilitated by GSAM for approximately $100.0 million. As a part of this transaction, the Company posted $100.8 million in Treasury securities as collateral. This transaction allows the Company to better match the duration of its liabilities and cash flow needs under severe stress scenarios in a more efficient manner.

During December 2009, the Company entered into an Assumption Reinsurance Agreement with MetLife where the Company will reinsure certain individual disability income insurance policies with MetLife. Upon receiving regulatory approval from the Massachusetts Division of Insurance, the New York Department of Insurance, and state insurance departments representing 60% of the total of all coinsured policyowners, the Company shall pay MetLife a total of $4.0 million.

         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors of Commonwealth Annuity and Life Insurance Company and the Contract Owners of VEL II Account of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts constituting VEL II Account of Commonwealth Annuity and Life Insurance Company at December 31, 2009, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Commonwealth Annuity and Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 13, 2010

VEL II ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2009

                                                                        DELAWARE
                                            AIM V.I.     ALLIANCE-         VIP          FIDELITY       FIDELITY
                                             GLOBAL    BERNSTEIN VPS  INTERNATIONAL       VIP            VIP
                                             HEALTH      LARGE CAP        VALUE          ASSET         EQUITY-
                                            CARE FUND     GROWTH         EQUITY       MANAGER(SM)      INCOME
                                            SERIES I     PORTFOLIO      STANDARD       PORTFOLIO      PORTFOLIO
                                             SHARES       CLASS B         CLASS      INITIAL CLASS  INITIAL CLASS
                                            ---------  -------------  -------------  -------------  -------------
ASSETS:
Investments in shares of the Underlying
   Funds, at fair value                     $ 464,952    $1,863,192    $ 7,818,037     $4,880,157    $29,071,925
                                            ---------    ----------    -----------     ----------    -----------
      Total assets                            464,952     1,863,192      7,818,037      4,880,157     29,071,925
LIABILITIES:                                       --            --             --             --             --
                                            ---------    ----------    -----------     ----------    -----------
      Net assets                            $ 464,952    $1,863,192    $ 7,818,037     $4,880,157    $29,071,925
                                            =========    ==========    ===========     ==========    ===========
Net asset distribution by category:
   Variable life policies during the
      first 10 policy years                 $ 245,838    $  591,415    $   785,059     $  722,303    $ 3,521,544
   Variable life policies after 10
      policy years                            219,114     1,271,777      7,032,978      4,157,854     25,550,381
                                            ---------    ----------    -----------     ----------    -----------
                                            $ 464,952    $1,863,192    $ 7,818,037     $4,880,157    $29,071,925
                                            =========    ==========    ===========     ==========    ===========
Investments in shares of the Underlying
   Funds, at cost                           $ 470,856    $1,649,848    $11,200,659     $5,394,375    $39,132,851
Underlying Fund shares held                    29,298        75,372        788,109        375,397      1,729,442
Units outstanding and net asset value
   per unit:
Variable life policies during
   the first 10 policy years:
      Units outstanding, December 31, 2009    213,018       742,821        265,890        323,304      1,245,717
      Net asset value per unit,
         December 31, 2009                  $1.154072    $ 0.796173    $  2.952569     $ 2.234131    $  2.826921
Variable life policies after 10 policy
   years:
      Units outstanding, December 31, 2009    135,347       856,085      3,537,374      2,834,766     17,509,159
      Net asset value per unit,
         December 31, 2009                  $1.618907    $ 1.485574    $  1.988192     $ 1.466736    $  1.459258

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

DECEMBER 31, 2009

                                                                                           FT VIP      FT VIP
                                                             FIDELITY                     FRANKLIN    FRANKLIN
                                              FIDELITY          VIP         FIDELITY     LARGE CAP   SMALL-MID
                                                 VIP           HIGH            VIP         GROWTH    CAP GROWTH
                                               GROWTH         INCOME        OVERSEAS     SECURITIES  SECURITIES
                                              PORTFOLIO      PORTFOLIO      PORTFOLIO       FUND        FUND
                                            INITIAL CLASS  INITIAL CLASS  INITIAL CLASS   CLASS 2     CLASS 2
                                            -------------  -------------  -------------  ----------  ----------
ASSETS:
Investments in shares of the Underlying
   Funds, at fair value                      $25,506,991    $ 8,516,542    $ 8,617,210    $ 673,766  $2,742,888
                                             -----------    -----------    -----------    ---------  ----------
      Total assets                            25,506,991      8,516,542      8,617,210      673,766   2,742,888
LIABILITIES:                                          --             --             --           --          --
                                             -----------    -----------    -----------    ---------  ----------
      Net assets                             $25,506,991    $ 8,516,542    $ 8,617,210    $ 673,766  $2,742,888
                                             ===========    ===========    ===========    =========  ==========
Net asset distribution by category:
   Variable life policies during the
      first 10 policy years                  $ 3,674,806    $   847,105    $ 1,096,851    $ 236,218  $  888,451
   Variable life policies after 10
      policy years                            21,832,185      7,669,437      7,520,359      437,548   1,854,437
                                             -----------    -----------    -----------    ---------  ----------
                                             $25,506,991    $ 8,516,542    $ 8,617,210    $ 673,766  $2,742,888
                                             ===========    ===========    ===========    =========  ==========
Investments in shares of the Underlying
   Funds, at cost                            $29,697,580    $11,518,723    $10,240,931    $ 703,176  $2,894,125
Underlying Fund shares held                      849,101      1,609,932        572,572       50,169     162,590
Units outstanding and net asset value
   per unit:
Variable life policies during
   the first 10 policy years:
      Units outstanding, December 31, 2009     1,550,931        443,977        512,694      270,105     890,636
      Net asset value per unit,
         December 31, 2009                   $  2.369420    $  1.907992    $  2.139388    $0.874541  $ 0.997547
Variable life policies after 10 policy
   years:
      Units outstanding, December 31, 2009    15,749,108      4,609,186      3,873,637      308,081   1,123,160
      Net asset value per unit,
         December 31, 2009                   $  1.386249    $  1.663946    $  1.941421    $1.420236  $ 1.651089

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

DECEMBER 31, 2009

                                              GOLDMAN      GOLDMAN     GOLDMAN      GOLDMAN      GOLDMAN
                                             SACHS VIT    SACHS VIT   SACHS VIT    SACHS VIT    SACHS VIT
                                              CAPITAL    CORE FIXED    EQUITY     GOVERNMENT     GROWTH
                                              GROWTH       INCOME       INDEX       INCOME    OPPORTUNITIES
                                               FUND         FUND        FUND         FUND         FUND
                                              SERVICE      SERVICE     SERVICE      SERVICE      SERVICE
                                              SHARES       SHARES      SHARES       SHARES       SHARES
                                            -----------  ----------  -----------  ----------  -------------
ASSETS:
Investments in shares of the Underlying
   Funds, at fair value                     $27,251,341  $9,064,705  $22,508,382  $4,120,910   $14,337,087
                                            -----------  ----------  -----------  ----------   -----------
      Total assets                           27,251,341   9,064,705   22,508,382   4,120,910    14,337,087
LIABILITIES:                                         --          --           --          --            --
                                            -----------  ----------  -----------  ----------   -----------
      Net assets                            $27,251,341  $9,064,705  $22,508,382  $4,120,910   $14,337,087
                                            ===========  ==========  ===========  ==========   ===========
Net asset distribution by category:
   Variable life policies during the
      first 10 policy years                 $ 4,511,131  $1,759,722  $ 4,367,761  $1,157,120   $ 2,271,695
   Variable life policies after 10
      policy years                           22,740,210   7,304,983   18,140,621   2,963,790    12,065,392
                                            -----------  ----------  -----------  ----------   -----------
                                            $27,251,341  $9,064,705  $22,508,382  $4,120,910   $14,337,087
                                            ===========  ==========  ===========  ==========   ===========
Investments in shares of the Underlying
   Funds, at cost                           $25,718,310  $9,579,874  $26,223,892  $4,093,550   $18,300,335
Underlying Fund shares held                   2,504,719     942,277    2,741,581     400,477     2,546,552
Units outstanding and net asset value
   per unit:
Variable life policies during
   the first 10 policy years:
      Units outstanding, December 31, 2009    2,075,739     877,338    1,569,901     583,099       554,882
      Net asset value per unit,
         December 31, 2009                  $  2.173265  $ 2.005751  $  2.782189  $ 1.984433   $  4.094015
Variable life policies after 10 policy
   years:
      Units outstanding, December 31, 2009   14,806,810   6,016,531   12,447,292   2,405,955     5,176,183
      Net asset value per unit,
         December 31, 2009                  $  1.535794  $ 1.214152  $  1.457395  $ 1.231856   $  2.330944

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

DECEMBER 31, 2009

                                              GOLDMAN      GOLDMAN      GOLDMAN       GOLDMAN
                                             SACHS VIT    SACHS VIT    SACHS VIT     SACHS VIT      JANUS
                                              MID CAP       MONEY      STRATEGIC    STRUCTURED      ASPEN       T. ROWE
                                               VALUE       MARKET    INTERNATIONAL  U.S. EQUITY     JANUS        PRICE
                                               FUND         FUND      EQUITY FUND      FUND       PORTFOLIO  INTERNATIONAL
                                              SERVICE      SERVICE      SERVICE       SERVICE      SERVICE       STOCK
                                              SHARES       SHARES       SHARES        SHARES     SHARES (a)    PORTFOLIO
                                            -----------  ----------  -------------  -----------  ----------  -------------
ASSETS:
Investments in shares of the Underlying
   Funds, at fair value                     $14,971,602  $7,498,270   $11,104,994   $13,738,294   $ 993,916   $5,646,450
                                            -----------  ----------   -----------   -----------   ---------   ----------
      Total assets                           14,971,602   7,498,270    11,104,994    13,738,294     993,916    5,646,450
LIABILITIES:                                         --          --            --            --          --           --
                                            -----------  ----------   -----------   -----------   ---------   ----------
      Net assets                            $14,971,602  $7,498,270   $11,104,994   $13,738,294   $ 993,916   $5,646,450
                                            ===========  ==========   ===========   ===========   =========   ==========
Net asset distribution by category:
   Variable life policies during the
      first 10 policy years                 $ 2,321,962  $2,332,880   $ 2,198,205   $ 1,881,744   $ 381,344   $1,141,133
   Variable life policies after 10
      policy years                           12,649,640   5,165,390     8,906,789    11,856,550     612,572    4,505,317
                                            -----------  ----------   -----------   -----------   ---------   ----------
                                            $14,971,602  $7,498,270   $11,104,994   $13,738,294   $ 993,916   $5,646,450
                                            ===========  ==========   ===========   ===========   =========   ==========
Investments in shares of the Underlying
   Funds, at cost                           $20,512,303  $7,498,270   $14,706,187   $20,709,317   $ 866,422   $6,189,053
Underlying Fund shares held                   1,316,764   7,498,270     1,367,610     1,444,616      47,083      460,183
Units outstanding and net asset value
   per unit:
Variable life policies during
   the first 10 policy years:
      Units outstanding, December 31, 2009      606,198   1,473,241     1,292,176       897,357     472,882      699,968
      Net asset value per unit,
         December 31, 2009                  $  3.830371  $ 1.583502   $  1.701166   $  2.096984   $0.806425   $ 1.630266
Variable life policies after 10 policy
   years:
      Units outstanding, December 31, 2009    6,834,034   4,600,356     5,711,911     9,127,507     398,104    2,396,645
      Net asset value per unit,
         December 31, 2009                  $  1.850977  $ 1.122824   $  1.559336   $  1.298991   $1.538724   $ 1.879843


(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                     DELAWARE
                                          AIM V.I.    ALLIANCE-         VIP          FIDELITY       FIDELITY
                                          GLOBAL    BERNSTEIN VPS  INTERNATIONAL       VIP            VIP
                                          HEALTH      LARGE CAP        VALUE          ASSET         EQUITY-
                                         CARE FUND     GROWTH         EQUITY       MANAGER(SM)       INCOME
                                         SERIES I     PORTFOLIO      STANDARD       PORTFOLIO      PORTFOLIO
                                          SHARES       CLASS B         CLASS      INITIAL CLASS  INITIAL CLASS
                                         ---------  -------------  -------------  -------------  -------------
INVESTMENT INCOME:
   Dividends                              $  1,463     $     --      $  212,995     $  104,663    $   583,748
EXPENSES:
Variable life policies during the first
   10 policy years:
   Mortality and expense risk fees           1,517        3,818           6,066          5,303         25,458
   Administrative expense fees                 351          881           1,399          1,224          5,875
                                          --------     --------      ----------     ----------    -----------
      Total expenses                         1,868        4,699           7,465          6,527         31,333
                                          --------     --------      ----------     ----------    -----------
Variable life policies after 10 policy
   years:
   Mortality and expense risk fees           1,216        6,717          38,422         22,465        144,197
                                          --------     --------      ----------     ----------    -----------
      Total expenses                         1,216        6,717          38,422         22,465        144,197
                                          --------     --------      ----------     ----------    -----------
      Total expenses                         3,084       11,416          45,887         28,992        175,530
                                          --------     --------      ----------     ----------    -----------
      Net investment income (loss)          (1,621)     (11,416)        167,108         75,671        408,218
                                          --------     --------      ----------     ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain distributions from
      portfolio sponsors                        --           --              --          7,368             --
   Net realized gain (loss) from sales
      of investments                       (18,506)     (23,251)       (754,879)      (180,169)    (2,667,233)
                                          --------     --------      ----------     ----------    -----------
      Net realized gain (loss)             (18,506)     (23,251)       (754,879)      (172,801)    (2,667,233)
   Change in unrealized gain (loss)        123,082      548,366       2,635,314      1,172,892      9,090,902
                                          --------     --------      ----------     ----------    -----------
      Net realized and unrealized gain
         (loss)                            104,576      525,115       1,880,435      1,000,091      6,423,669
                                          --------     --------      ----------     ----------    -----------
                                          $102,955     $513,699      $2,047,543     $1,075,762    $ 6,831,887
                                          ========     ========      ==========     ==========    ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                        FT VIP      FT VIP
                                                          FIDELITY                     FRANKLIN    FRANKLIN
                                           FIDELITY          VIP         FIDELITY      LARGE CAP  SMALL-MID
                                              VIP           HIGH            VIP         GROWTH    CAP GROWTH
                                            GROWTH         INCOME        OVERSEAS     SECURITIES  SECURITIES
                                           PORTFOLIO      PORTFOLIO      PORTFOLIO       FUND        FUND
                                         INITIAL CLASS  INITIAL CLASS  INITIAL CLASS    CLASS 2    CLASS 2
                                         -------------  -------------  -------------  ----------  ----------
INVESTMENT INCOME:
    Dividends                             $   100,568     $  612,309     $  163,983    $  8,961   $       --
EXPENSES:
Variable life policies during the first
   10 policy years:
   Mortality and expense risk fees             27,864          6,796          8,059       1,611        5,725
   Administrative expense fees                  6,430          1,569          1,859         371        1,321
                                          -----------     ----------     ----------    --------   ----------
      Total expenses                           34,294          8,365          9,918       1,982        7,046
                                          -----------     ----------     ----------    --------   ----------
Variable life policies after 10 policy
   years:
   Mortality and expense risk fees            120,989         43,844         41,892       2,464       10,126
                                          -----------     ----------     ----------    --------   ----------
      Total expenses                          120,989         43,844         41,892       2,464       10,126
                                          -----------     ----------     ----------    --------   ----------
      Total expenses                          155,283         52,209         51,810       4,446       17,172
                                          -----------     ----------     ----------    --------   ----------
      Net investment income (loss)            (54,715)       560,100        112,173       4,515      (17,172)
                                          -----------     ----------     ----------    --------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain distributions from
      portfolio sponsors                       19,821             --         24,572          --           --
   Net realized gain (loss) from sales
      of investments                       (1,311,291)      (833,352)      (447,573)    (45,580)    (168,816)
                                          -----------     ----------     ----------    --------   ----------
      Net realized gain (loss)             (1,291,470)      (833,352)      (423,001)    (45,580)    (168,816)
   Change in unrealized gain (loss)         6,999,412      3,004,918      2,127,813     199,357    1,062,015
                                          -----------     ----------     ----------    --------   ----------
      Net realized and unrealized gain
         (loss)                             5,707,942      2,171,566      1,704,812     153,777      893,199
                                          -----------     ----------     ----------    --------   ----------
      Net increase (decrease) in net
         assets from operations           $ 5,653,227     $2,731,666     $1,816,985    $158,292   $  876,027
                                          ===========     ==========     ==========    ========   ==========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2009

                                          GOLDMAN      GOLDMAN     GOLDMAN      GOLDMAN      GOLDMAN
                                         SACHS VIT    SACHS VIT   SACHS VIT    SACHS VIT    SACHS VIT
                                          CAPITAL    CORE FIXED    EQUITY     GOVERNMENT      GROWTH
                                          GROWTH       INCOME       INDEX       INCOME    OPPORTUNITIES
                                           FUND         FUND        FUND         FUND          FUND
                                          SERVICE      SERVICE     SERVICE      SERVICE      SERVICE
                                           SHARES       SHARES      SHARES       SHARES       SHARES
                                         ----------  ----------  -----------  ----------  -------------
INVESTMENT INCOME:
    Dividends                            $   50,193  $  423,055  $   407,441   $145,393    $        --
EXPENSES:
Variable life policies during the first
   10 policy years:
   Mortality and expense risk fees           33,752      13,806       34,214      9,394         16,392
   Administrative expense fees                7,789       3,186        7,896      2,168          3,783
                                         ----------  ----------  -----------   --------    -----------
      Total expenses                         41,541      16,992       42,110     11,562         20,175
                                         ----------  ----------  -----------   --------    -----------
Variable life policies after 10 policy
   years:
   Mortality and expense risk fees          122,772      43,160       98,370     17,868         62,417
                                         ----------  ----------  -----------   --------    -----------
      Total expenses                        122,772      43,160       98,370     17,868         62,417
                                         ----------  ----------  -----------   --------    -----------
      Total expenses                        164,313      60,152      140,480     29,430         82,592
                                         ----------  ----------  -----------   --------    -----------
      Net investment income (loss)         (114,120)    362,903      266,961    115,963        (82,592)
                                         ----------  ----------  -----------   --------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain distributions from
      portfolio sponsors                         --          --           --     51,266             --
   Net realized gain (loss) from sales
      of investments                       (661,677)   (179,181)  (1,309,783)     3,451     (1,426,688)
                                         ----------  ----------  -----------   --------    -----------
      Net realized gain (loss)             (661,677)   (179,181)  (1,309,783)    54,717     (1,426,688)
   Change in unrealized gain (loss)       9,976,419     941,050    5,729,344     57,438      7,055,943
                                         ----------  ----------  -----------   --------    -----------
      Net realized and unrealized gain
         (loss)                           9,314,742     761,869    4,419,561    112,155      5,629,255
                                         ----------  ----------  -----------   --------    -----------
      Net increase (decrease) in net
         assets from operations          $9,200,622  $1,124,772  $ 4,686,522   $228,118    $ 5,546,663
                                         ==========  ==========  ===========   ========    ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2009

                                           GOLDMAN     GOLDMAN      GOLDMAN       GOLDMAN
                                          SACHS VIT   SACHS VIT    SACHS VIT     SACHS VIT     JANUS
                                           MID CAP      MONEY      STRATEGIC    STRUCTURED     ASPEN        T. ROWE
                                            VALUE      MARKET    INTERNATIONAL  U.S. EQUITY    JANUS         PRICE
                                            FUND        FUND      EQUITY FUND      FUND      PORTFOLIO   INTERNATIONAL
                                           SERVICE     SERVICE      SERVICE       SERVICE     SERVICE        STOCK
                                            SHARES      SHARES       SHARES        SHARES    SHARES (a)     PORTFOLIO
                                         -----------  ---------  -------------  -----------  ----------  -------------
INVESTMENT INCOME:
    Dividends                            $   203,892   $ 12,064    $  162,112   $   230,718   $  3,613    $  126,701
EXPENSES:
Variable life policies during the first
   10 policy years:
   Mortality and expense risk fees            15,819     20,781        16,218        14,583      2,505         8,469
   Administrative expense fees                 3,650      4,796         3,743         3,365        579         1,954
                                         -----------   --------    ----------   -----------   --------    ----------
      Total expenses                          19,469     25,577        19,961        17,948      3,084        10,423
                                         -----------   --------    ----------   -----------   --------    ----------
Variable life policies after 10 policy
   years:
   Mortality and expense risk fees            70,731     29,871        49,519        67,569      3,459        22,610
                                         -----------   --------    ----------   -----------   --------    ----------
      Total expenses                          70,731     29,871        49,519        67,569      3,459        22,610
                                         -----------   --------    ----------   -----------   --------    ----------
      Total expenses                          90,200     55,448        69,480        85,517      6,543        33,033
                                         -----------   --------    ----------   -----------   --------    ----------
      Net investment income (loss)           113,692    (43,384)       92,632       145,201     (2,930)       93,668
                                         -----------   --------    ----------   -----------   --------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Realized gain distributions from
      portfolio sponsors                          --         --            --            --         --            --
   Net realized gain (loss) from sales
      of investments                      (1,392,551)        --      (896,250)   (1,621,709)   (26,165)     (318,222)
                                         -----------   --------    ----------   -----------   --------    ----------
      Net realized gain (loss)            (1,392,551)        --      (896,250)   (1,621,709)   (26,165)     (318,222)
   Change in unrealized gain (loss)        5,064,993         --     3,302,548     3,803,119    302,435     2,234,859
                                         -----------   --------    ----------   -----------   --------    ----------
      Net realized and unrealized gain
         (loss)                            3,672,442         --     2,406,298     2,181,410    276,270     1,916,637
                                         -----------   --------    ----------   -----------   --------    ----------
      Net increase (decrease) in net
         assets from operations          $ 3,786,134   $(43,384)   $2,498,930   $ 2,326,611   $273,340    $2,010,305
                                         ===========   ========    ==========   ===========   ========    ==========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   DELAWARE
                                               AIM V.I. GLOBAL     ALLIANCEBERNSTEIN VPS      VIP INTERNATIONAL
                                               HEALTH CARE FUND       LARGE CAP GROWTH           VALUE EQUITY
                                               SERIES I SHARES       PORTFOLIO CLASS B          STANDARD CLASS
                                             -------------------  -----------------------  -----------------------
                                               2009       2008       2009         2008        2009         2008
                                             --------  ---------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $ (1,621) $  (3,727) $  (11,416) $   (17,385) $  167,108  $   165,169
      Net realized gain (loss)                (18,506)    93,598     (23,251)      19,414    (754,879)     206,930
      Change in unrealized gain (loss)        123,082   (245,983)    548,366   (1,165,283)  2,635,314   (5,639,889)
                                             --------  ---------  ----------  -----------  ----------  -----------
      Net increase (decrease) in net
         assets from operations               102,955   (156,112)    513,699   (1,163,254)  2,047,543   (5,267,790)
                                             --------  ---------  ----------  -----------  ----------  -----------
   FROM POLICY TRANSACTIONS:
      Net premiums                             35,473     39,065     123,588      142,227     497,556      583,294
      Terminations                            (16,382)   (40,261)   (115,657)    (219,149)   (477,147)    (753,518)
      Insurance and other charges             (34,054)   (33,949)   (135,221)    (150,748)   (604,260)    (689,889)
      Transfers between sub-accounts
         (including fixed account), net       (23,013)    24,095     (52,304)    (210,383)   (170,946)    (496,286)
      Other transfers from (to) the
         General Account                         (150)    (3,922)         75       (3,847)      1,631       (3,666)
                                             --------  ---------  ----------  -----------  ----------  -----------
      Net increase (decrease) in net
         assets from policy transactions      (38,126)   (14,972)   (179,519)    (441,900)   (753,166)  (1,360,065)
                                             --------  ---------  ----------  -----------  ----------  -----------
      Net increase (decrease) in net assets    64,829   (171,084)    334,180   (1,605,154)  1,294,377   (6,627,855)
NET ASSETS:
   Beginning of year                          400,123    571,207   1,529,012    3,134,166   6,523,660   13,151,515
                                             --------  ---------  ----------  -----------  ----------  -----------
   End of year                               $464,952  $ 400,123  $1,863,192  $ 1,529,012  $7,818,037  $ 6,523,660
                                             ========  =========  ==========  ===========  ==========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                     FIDELITY
                                                     VIP ASSET                 FIDELITY                  FIDELITY
                                                    MANAGER(SM)                VIP EQUITY-               VIP GROWTH
                                                     PORTFOLIO              INCOME PORTFOLIO            PORTFOLIO
                                                   INITIAL CLASS              INITIAL CLASS            INITIAL CLASS
                                             -----------------------  -------------------------  -------------------------
                                                2009         2008        2009          2008          2009         2008
                                             ----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $   75,671  $   100,430  $   408,218  $    685,482  $   (54,715) $     35,657
      Net realized gain (loss)                 (172,801)     444,565   (2,667,233)   (1,099,774)  (1,291,470)       21,310
      Change in unrealized gain (loss)        1,172,892   (2,140,467)   9,090,902   (20,251,964)   6,999,412   (21,430,558)
                                             ----------  -----------  -----------  ------------  -----------  ------------
      Net increase (decrease) in net
         assets from operations               1,075,762   (1,595,472)   6,831,887   (20,666,256)   5,653,227   (21,373,591)
                                             ----------  -----------  -----------  ------------  -----------  ------------
   FROM POLICY TRANSACTIONS:
      Net premiums                              359,363      383,937    2,114,390     2,477,591    2,331,403     2,730,502
      Terminations                             (292,628)    (449,244)  (2,082,524)   (3,320,529)  (1,628,289)   (3,140,287)
      Insurance and other charges              (490,675)    (472,469)  (2,576,926)   (2,940,662)  (2,466,683)   (2,921,191)
      Transfers between sub-accounts
         (including fixed account), net         321,674       82,594   (1,139,110)     (803,613)    (967,378)     (780,120)
      Other transfers from (to) the
         General Account                           (703)      (7,882)         909        20,337       (1,126)       37,882
                                             ----------  -----------  -----------  ------------  -----------  ------------
      Net increase (decrease) in net
         assets from policy transactions       (102,969)    (463,064)  (3,683,261)   (4,566,876)  (2,732,073)   (4,073,214)
                                             ----------  -----------  -----------  ------------  -----------  ------------
      Net increase (decrease) in net assets     972,793   (2,058,536)   3,148,626   (25,233,132)   2,921,154   (25,446,805)
NET ASSETS:
   Beginning of year                          3,907,364    5,965,900   25,923,299    51,156,431   22,585,837    48,032,642
                                             ----------  -----------  -----------  ------------  -----------  ------------
   End of year                               $4,880,157  $ 3,907,364  $29,071,925  $ 25,923,299  $25,506,991  $ 22,585,837
                                             ==========  ===========  ===========  ============  ===========  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,


                                                     FIDELITY                 FIDELITY              FT VIP FRANKLIN
                                                     VIP HIGH               VIP OVERSEAS           LARGE CAP GROWTH
                                                 INCOME PORTFOLIO            PORTFOLIO                SECURITIES
                                                   INITIAL CLASS            INITIAL CLASS             FUND CLASS 2
                                             ------------------------  -----------------------  ---------------------
                                                 2009         2008        2009         2008        2009       2008
                                             -----------  -----------  ----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $   560,100  $   718,655  $  112,173  $   216,746  $   4,515  $    4,942
      Net realized gain (loss)                  (833,352)    (765,225)   (423,001)   1,418,637    (45,580)     56,155
      Change in unrealized gain (loss)         3,004,918   (2,398,561)  2,127,813   (8,012,018)   199,357    (422,671)
                                             -----------  -----------  ----------  -----------  ---------  ----------
      Net increase (decrease) in net
         assets from operations                2,731,666   (2,445,131)  1,816,985   (6,376,635)   158,292    (361,574)
                                             -----------  -----------  ----------  -----------  ---------  ----------
   FROM POLICY TRANSACTIONS:
      Net premiums                               634,901      720,339     593,863      659,684     55,405      63,656
      Terminations                              (684,889)    (756,747)   (582,662)  (1,064,551)   (67,447)    (60,255)
      Insurance and other charges               (863,300)    (808,268)   (668,040)    (767,705)   (56,762)    (62,214)
      Transfers between sub-accounts
         (including fixed account), net         (180,792)    (601,361)   (148,190)     (45,269)   (52,558)    (60,725)
      Other transfers from (to) the
         General Account                             952      (35,429)        200        1,514         21       6,223
                                             -----------  -----------  ----------  -----------  ---------  ----------
      Net increase (decrease) in net
         assets from policy transactions      (1,093,128)  (1,481,466)   (804,829)  (1,216,327)  (121,341)   (113,315)
                                             -----------  -----------  ----------  -----------  ---------  ----------
      Net increase (decrease) in net assets    1,638,538   (3,926,597)  1,012,156   (7,592,962)    36,951    (474,889)
NET ASSETS:
   Beginning of year                           6,878,004   10,804,601   7,605,054   15,198,016    636,815   1,111,704
                                             -----------  -----------  ----------  -----------  ---------  ----------
   End of year                               $ 8,516,542  $ 6,878,004  $8,617,210  $ 7,605,054  $ 673,766  $  636,815
                                             ===========  ===========  ==========  ===========  =========  ==========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                 FT VIP FRANKLIN
                                                    SMALL-MID             GOLDMAN SACHS VIT         GOLDMAN SACHS VIT
                                                    CAP GROWTH                 CAPITAL                  CORE FIXED
                                                    SECURITIES               GROWTH FUND               INCOME FUND
                                                   FUND CLASS 2             SERVICE SHARES            SERVICE SHARES
                                             -----------------------  -------------------------  -----------------------
                                                2009         2008         2009         2008         2009         2008
                                             ----------  -----------  -----------  ------------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $  (17,172) $   (26,606) $  (114,120) $   (241,360) $  362,903  $   463,269
      Net realized gain (loss)                 (168,816)     401,962     (661,677)       79,570    (179,181)    (293,942)
      Change in unrealized gain (loss)        1,062,015   (2,215,905)   9,976,419   (16,472,840)    941,050   (1,238,347)
                                             ----------  -----------  -----------  ------------  ----------  -----------
      Net increase (decrease) in net assets
         from operations                        876,027   (1,840,549)   9,200,622   (16,634,630)  1,124,772   (1,069,020)
                                             ----------  -----------  -----------  ------------  ----------  -----------
   FROM POLICY TRANSACTIONS:
      Net premiums                              207,839      241,828    2,434,775     2,900,548     696,812      807,020
      Terminations                             (222,245)    (324,044)  (2,091,174)   (2,920,661)   (635,837)    (851,192)
      Insurance and other charges              (221,092)    (252,109)  (2,663,682)   (2,846,911)   (916,306)    (981,555)
      Transfers between sub-accounts
         (including fixed account), net        (202,339)    (144,761)  (1,257,924)   (1,335,772)    (35,847)  (1,543,370)
      Other transfers from (to) the
         General Account                          1,535      (27,249)       1,336        60,618         211        4,393
                                             ----------  -----------  -----------  ------------  ----------  -----------
      Net increase (decrease) in net
         assets from policy transactions       (436,302)    (506,335)  (3,576,669)   (4,142,178)   (890,967)  (2,564,704)
                                             ----------  -----------  -----------  ------------  ----------  -----------
      Net increase (decrease) in net assets     439,725   (2,346,884)   5,623,953   (20,776,808)    233,805   (3,633,724)
NET ASSETS:
   Beginning of year                          2,303,163    4,650,047   21,627,388    42,404,196   8,830,900   12,464,624
                                             ----------  -----------  -----------  ------------  ----------  -----------
   End of year                               $2,742,888  $ 2,303,163  $27,251,341  $ 21,627,388  $9,064,705  $ 8,830,900
                                             ==========  ===========  ===========  ============  ==========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,


                                                 GOLDMAN SACHS VIT      GOLDMAN SACHS VIT          GOLDMAN SACHS VIT
                                                       EQUITY               GOVERNMENT                   GROWTH
                                                     INDEX FUND            INCOME FUND             OPPORTUNITIES FUND
                                                   SERVICE SHARES         SERVICE SHARES             SERVICE SHARES
                                             -------------------------  ----------  ----------  ------------------------
                                                 2009         2008         2009        2008         2009         2008
                                             -----------  ------------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $   266,961  $    294,894  $  115,963  $  175,283  $   (82,592) $  (116,480)
      Net realized gain (loss)                (1,309,783)      661,590      54,717     (22,913)  (1,426,688)    (739,005)
      Change in unrealized gain (loss)         5,729,344   (14,517,337)     57,438     (61,031)   7,055,943   (6,828,362)
                                             -----------  ------------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                       4,686,522   (13,560,853)    228,118      91,339    5,546,663   (7,683,847)
                                             -----------  ------------  ----------  ----------  -----------  -----------
   FROM POLICY TRANSACTIONS:
      Net premiums                             2,042,790     2,414,506     324,930     424,755      816,688      994,226
      Terminations                            (1,691,888)   (2,943,887)   (288,963)   (322,258)  (1,072,864)  (1,160,346)
      Insurance and other charges             (2,439,643)   (2,750,205)   (535,667)   (561,945)  (1,067,184)  (1,162,272)
      Transfers between sub-accounts
         (including fixed account), net         (764,209)     (974,663)     40,021    (157,589)    (538,133)    (803,024)
      Other transfers from (to) the
         General Account                          (1,063)      (60,984)         55        (216)      (1,772)     (24,826)
                                             -----------  ------------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net
         assets from policy transactions      (2,854,013)   (4,315,233)   (459,624)   (617,253)  (1,863,265)  (2,156,242)
                                             -----------  ------------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net assets    1,832,509   (17,876,086)   (231,506)   (525,914)   3,683,398   (9,840,089)
NET ASSETS:
   Beginning of year                          20,675,873    38,551,959   4,352,416   4,878,330   10,653,689   20,493,778
                                             -----------  ------------  ----------  ----------  -----------  -----------
   End of year                               $22,508,382  $ 20,675,873  $4,120,910  $4,352,416  $14,337,087  $10,653,689
                                             ===========  ============  ==========  ==========  ===========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                      GOLDMAN SACHS VIT
                                                 GOLDMAN SACHS VIT          GOLDMAN SACHS VIT             STRATEGIC
                                                       MID CAP                MONEY MARKET             INTERNATIONAL
                                                     VALUE FUND                   FUND                  EQUITY FUND
                                                   SERVICE SHARES             SERVICE SHARES           SERVICE SHARES
                                             -------------------------  ------------------------  -------------------------
                                                 2009         2008          2009        2008          2009          2008
                                             -----------  ------------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $   113,692  $      7,127  $   (43,384) $   130,990  $    92,632  $    298,214
      Net realized gain (loss)                (1,392,551)     (982,445)          --           --     (896,250)      539,903
      Change in unrealized gain (loss)         5,064,993    (7,344,150)          --           --    3,302,548    (9,931,089)
                                             -----------  ------------  -----------  -----------  -----------  ------------
      Net increase (decrease) in net assets
         from operations                       3,786,134    (8,319,468)     (43,384)     130,990    2,498,930    (9,092,972)
                                             -----------  ------------  -----------  -----------  -----------  ------------
   FROM POLICY TRANSACTIONS:
      Net premiums                               905,861     1,057,527    1,132,983    1,248,649      874,281     1,013,172
      Terminations                            (1,068,145)   (1,512,392)  (1,034,187)  (1,488,153)    (784,373)   (1,190,359)
      Insurance and other charges             (1,197,213)   (1,347,161)  (1,154,340)  (1,386,488)    (962,028)   (1,095,111)
      Transfers between sub-accounts
         (including fixed account), net         (543,625)   (1,162,768)     484,581      522,381     (428,264)      (20,410)
      Other transfers from (to) the
         General Account                             353         4,054          268       36,587       (1,801)       27,469
                                             -----------  ------------  -----------  -----------  -----------  ------------
      Net increase (decrease) in net
         assets from policy transactions      (1,902,769)   (2,960,740)    (570,695)  (1,067,024)  (1,302,185)   (1,265,239)
                                             -----------  ------------  -----------  -----------  -----------  ------------
      Net increase (decrease) in net assets    1,883,365   (11,280,208)    (614,079)    (936,034)   1,196,745   (10,358,211)
NET ASSETS:
   Beginning of year                          13,088,237    24,368,445    8,112,349    9,048,383    9,908,249    20,266,460
                                             -----------  ------------  -----------  -----------  -----------  ------------
   End of year                               $14,971,602  $ 13,088,237  $ 7,498,270  $ 8,112,349  $11,104,994  $  9,908,249
                                             ===========  ============  ===========  ===========  ===========  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,


                                                 GOLDMAN SACHS VIT              JANUS               T. ROWE PRICE
                                                    STRUCTURED              ASPEN JANUS             INTERNATIONAL
                                                 U.S. EQUITY FUND            PORTFOLIO                  STOCK
                                                   SERVICE SHARES         SERVICE SHARES (a)           PORTFOLIO
                                             -------------------------  ---------------------  -----------------------
                                                 2009         2008         2009       2008        2009         2008
                                             -----------  ------------  ---------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $   145,201  $    115,108  $  (2,930) $   (1,802) $   93,668  $    87,246
      Net realized gain (loss)                (1,621,709)   (1,109,914)   (26,165)     19,954    (318,222)     191,705
      Change in unrealized gain (loss)         3,803,119    (7,629,630)   302,435    (599,659)  2,234,859   (4,479,861)
                                             -----------  ------------  ---------  ----------  ----------  -----------
      Net increase (decrease) in net assets
         from operations                       2,326,611    (8,624,436)   273,340    (581,507)  2,010,305   (4,200,910)
                                             -----------  ------------  ---------  ----------  ----------  -----------
   FROM POLICY TRANSACTIONS:
      Net premiums                             1,349,873     1,564,717     65,849      74,831     346,614      404,171
      Terminations                            (1,064,960)   (1,675,433)   (92,167)   (105,398)   (321,595)    (538,225)
      Insurance and other charges             (1,483,233)   (1,690,125)   (83,027)    (86,044)   (411,658)    (460,585)
      Transfers between sub-accounts
         (including fixed account), net         (499,720)     (919,583)  (105,658)     91,642    (227,483)        (886)
      Other transfers from (to) the
         General Account                           2,066        26,019       (180)    (10,911)      1,714      (16,513)
                                             -----------  ------------  ---------  ----------  ----------  -----------
      Net increase (decrease) in net
         assets from policy transactions      (1,695,974)   (2,694,405)  (215,183)    (35,880)   (612,408)    (612,038)
                                             -----------  ------------  ---------  ----------  ----------  -----------
      Net increase (decrease) in net assets      630,637   (11,318,841)    58,157    (617,387)  1,397,897   (4,812,948)
NET ASSETS:
   Beginning of year                          13,107,657    24,426,498    935,759   1,553,146   4,248,553    9,061,501
                                             -----------  ------------  ---------  ----------  ----------  -----------
   End of year                               $13,738,294  $ 13,107,657  $ 993,916  $  935,759  $5,646,450  $ 4,248,553
                                             ===========  ============  =========  ==========  ==========  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account VEL II (the "Separate Account"), is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on June 10, 1993 for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain flexible premium variable life insurance policies (the "Policies") issued by Commonwealth Annuity. Prior to September 1, 2006, Commonwealth Annuity was Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"). Commonwealth Annuity is the Sponsor of the Separate Account.

     Prior to December 30, 2005 ("the Closing Date") Commonwealth Annuity was a wholly-owned subsidiary of The Hanover Insurance Group, Inc. ("THG"). Prior to December 1, 2005 THG was named Allmerica Financial Corporation. On the Closing Date THG sold Commonwealth Annuity and its closed block of variable annuity and variable life business to The Goldman Sachs Group, Inc. ("Goldman Sachs"). On January 9, 2006, the Allmerica Investment Trust ("AIT") funds were reorganized into corresponding funds of the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs VIT funds. On January 11, 2006, Goldman Sachs purchased Allmerica Financial Investment Management Services, Inc. ("AFIMS"), which had served as the investment manager of the nine investment funds of AIT. AFIMS has no relationship with the Goldman Sachs VIT funds. On January 22, 2008, Epoch Securities, Inc. ("Epoch") became the principal underwriter for the Separate Account. Epoch, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of Goldman Sachs.

     Commonwealth Annuity is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or Commonwealth Annuity by the SEC. Twenty-one Sub-Accounts are currently offered by the Separate Account, all of which had Policy Owner activity during the year. Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

AIM Variable Insurance Funds
AllianceBernstein Variable Products Series Fund, Inc.
Delaware VIP Trust
Fidelity Variable Insurance Products Funds
Franklin Templeton Variable Insurance Products Trust
Goldman Sachs Variable Insurance Trust
Janus Aspen Series
T. Rowe Price International Series, Inc.

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

     The following Underlying Fund was renamed as indicated:

DATE          OLD NAME                                                NEW NAME
-----------   -----------------------------------------------------   ------------------------------------------
May 1, 2009   Janus Aspen Large Cap Growth Portfolio Service Shares   Janus Aspen Janus Portfolio Service Shares

VEL II ACCOUNT

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     In July 2009, the Financial Accounting Standards Board ("FASB") launched the FASB Accounting Standards Codification ("ASC") as the single source of Generally Accepted Accounting Principles ("GAAP"). While the ASC did not change GAAP, it introduced a new structure to the accounting literature and changed references to accounting standards and other authoritative accounting guidance. The ASC was effective for the Separate Account for the third quarter of 2009 and did not have an effect on the Separate Account's financial condition, results of operations, and changes in net assets.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     SUBSEQUENT EVENTS - In May 2009, Commonwealth Annuity adopted provisions of FASB ASC Topic 855, "Subsequent Events", which provides guidance regarding the disclosure of events occurring subsequent to the balance sheet date. These amended principles do not change the definition of a subsequent event (i.e. an event or transaction that occurs after the balance sheet date but before the financial statements are issued) but require disclosure of the date through which subsequent events were evaluated when determining whether adjustment to or disclosure in the financial statements is required.

     For the year ended, December 31, 2009, Commonwealth Annuity evaluated subsequent events through the audit opinion date, the issuance date of the financial statements. Since these amended principles require only additional disclosures concerning subsequent events, adoption of the standard did not affect the Separate Account's financial condition, results of operations, and changes in net assets.

     INVESTMENTS - Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

     RECEIVABLE FROM AND PAYABLE TO COMMONWEALTH ANNUITY (SPONSOR) - These represent adjustments for items not settled with the general account.

     FINANCIAL INSTRUMENTS - FASB ASC Topic 820 "Fair Value Measurements and Disclosures" clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Under FASB ASC Topic 820, fair value measurements are not adjusted for transaction costs. FASB ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).

     The three levels of the fair value hierarchy under FASB ASC Topic 820 are described below:

                         Basis of Fair Value Measurement

     Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

     Level 2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

     Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

VEL II ACCOUNT

     A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The open-ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

     STATEMENTS OF CHANGES IN NET ASSETS - Policy Owners may allocate their Policy Values to variable investment options in the Separate Account and to the Fixed Account, which is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed interest rate. Net Premiums represent payments received under the Policies (excluding amounts allocated to the Fixed Account) reduced by refunds made during the initial free-look period, and by applicable deductions, charges, and state premium taxes. Terminations are payments to Policy Owners and beneficiaries made under the terms of the Policies and amounts that Policy Owners have requested to be withdrawn and paid to them. Transfers between Sub-Accounts (including the Fixed Account), net, are amounts that Policy Owners have directed to be moved among funds, including permitted transfers from and to the Fixed Account. Other transfers from (to) the General Account include policy loan activity and death claims.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2009.

     Under the provisions of Section 817(h) of the IRC, a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance policy for federal income tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under
Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     On the Date of Issue and each Monthly Payment Date, the Company makes a Monthly Deduction from Policy Value comprised of the following charges: a charge for the cost of insurance protection under the Policies; a charge for any optional insurance benefits added by rider, and a monthly administrative charge as compensation for expenses incurred in administration of the Policies, first year underwriting, and other start up expenses associated with the Policies. The Monthly Deduction on or following the effective date of a requested increase in the Face Amount also includes a $40 administrative charge for the increase.

     The Policy Owner may allocate the Monthly Deduction to one Sub-Account. In the absence of allocation instructions, or if the Sub-Account chosen does not have sufficient funds to cover the Monthly Deduction, Commonwealth Annuity makes a pro-rata allocation among the Sub-Accounts in the Policy. No Monthly Deductions are made after the Final Premium Payment date.

     Commonwealth Annuity assesses each Sub-Account with a Mortality and Expense Risk Charge and a Separate Account Administrative Charge. The Mortality and Expense Risk Charge compensates Commonwealth Annuity for assuming mortality and expense risks for variable interests in the Policies. The mortality risk assumed by the Company is that Insureds may live for a shorter time than anticipated, and that the Company therefore will pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges provided in the Policies. If the charge for mortality and expense risks is not sufficient to cover mortality experience and expenses, Commonwealth Annuity absorbs the losses.

VEL II ACCOUNT

     If the charge is higher than mortality and expense risk expenses, the difference is a profit to the Company. This charge may be increased or decreased, subject to state and federal law; but, it may not exceed the maximum limitations.

     The Separate Account Administrative Charge is assessed during the first 10 policy years to help defray administrative expenses incurred in the administration of the Separate Account and the Sub-Accounts. This charge is currently 0.15%, which may increase or decrease, but it may not exceed 0.25%.

     Details about the Monthly Deduction and charges to the Sub-Accounts appear in the table below.

                                                                        MAXIMUM ALLOWED
                                                    CURRENT MORTALITY    MORTALITY AND       SEPARATE ACCOUNT
     COST OF       MONTHLY CHARGES     MONTHLY         AND EXPENSE        EXPENSE RISK        ADMINISTRATIVE
   INSURANCE         FOR OPTIONAL   ADMINISTRATIVE     RISK CHARGE           CHARGE               CHARGE
   CHARGE (a)        BENEFITS (a)     CHARGE (a)    (ANNUAL RATE) (b)  (ANNUAL RATE) (b)  (ANNUAL RATE) (b) (c)
Varies by Policy  Varies by Policy        $5               0.65%              0.90%              0 - 0.25%

(a)  Charged to Policy Value.
(b)  Charged to Daily Net assets in each Sub-Account.
(c) Separate Account Administrative Charge cannot exceed 0.25% for the first 10 Policy years with no charge imposed after the 10th year.

     A surrender charge may be deducted upon request of a full surrender of the Policy or a decrease in the Face Amount if less than a certain number of years have lapsed from the Date of Issue or from the effective date of any increase in the Face Amount. The maximum surrender charge is a detailed calculation. For more information see the prospectus.

     Some states and municipalities impose premium taxes, which currently range up to 5%, on variable life policies.

     The disclosures above include charges currently assessed to the Policy Owner. There are certain other charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Policy terms. Detailed descriptions of all fees and charges are available in the product prospectuses.

     During the year ended December 31, 2009 management fees of the Underlying Goldman Sachs VIT Funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of Goldman Sachs VIT funds. The Goldman Sachs VIT Funds' advisory agreement provided for fees ranging from 0.32% to 1.02% based on individual portfolios and average daily net assets. According to a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund paid a fee equal to an annual rate of 0.16% to 0.25% of the Fund's average daily net assets.

VEL II ACCOUNT

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2009 were as follows:

                   INVESTMENT PORTFOLIO                               PURCHASES     SALES
--------------------------------------------------------------------  ----------  ----------
AIM V.I. Global Health Care Fund Series I Shares                      $   46,663  $   86,410
AllianceBernstein VPS Large Cap Growth Portfolio Class B                  84,248     275,183
Delaware VIP International Value Equity Standard Class                   425,265   1,011,322
Fidelity VIP Asset Manager(SM) Portfolio Initial Class                   567,315     587,245
Fidelity VIP Equity-Income Portfolio Initial Class                       920,448   4,195,491
Fidelity VIP Growth Portfolio Initial Class                              520,326   3,287,294
Fidelity VIP High Income Portfolio Initial Class                         970,160   1,503,188
Fidelity VIP Overseas Portfolio Initial Class                            441,597   1,109,680
FT VIP Franklin Large Cap Growth Securities Fund Class 2                  60,922     177,748
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2              73,926     527,400
Goldman Sachs VIT Capital Growth Fund Service Shares                     282,168   3,972,957
Goldman Sachs VIT Core Fixed Income Fund Service Shares                  871,789   1,399,853
Goldman Sachs VIT Equity Index Fund Service Shares                       766,562   3,353,614
Goldman Sachs VIT Government Income Fund Service Shares                  510,967     803,362
Goldman Sachs VIT Growth Opportunities Fund Service Shares               154,442   2,100,299
Goldman Sachs VIT Mid Cap Value Fund Service Shares                      342,635   2,131,712
Goldman Sachs VIT Money Market Fund Service Shares                     1,194,012   1,808,092
Goldman Sachs VIT Strategic International Equity Fund Service Shares     374,819   1,584,373
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares             529,689   2,080,461
Janus Aspen Janus Portfolio Service Shares (a)                            54,056     272,169
T. Rowe Price International Stock Portfolio                              287,058     805,798

(a) Name changed. See Note 1.

VEL II ACCOUNT

NOTE 5 - FINANCIAL HIGHLIGHTS

A summary of unit values, units outstanding, income and expense ratios and total returns for the Separate Account is as follows:

                                             AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                 --------------------------------------   --------------------------------------------------------
                                            UNIT       UNIT               INVESTMENT   EXPENSE   EXPENSE      TOTAL        TOTAL
                                           VALUE      VALUE       NET       INCOME      RATIO     RATIO      RETURN        RETURN
                                  UNITS    LOWEST     HIGHEST    ASSETS      RATIO     LOWEST    HIGHEST     LOWEST       HIGHEST
                                 (000s)   ($) (4)     ($) (4)   ($000s)     (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)   (%) (3)(4)
                                 ------   --------   --------   -------   ----------   -------   -------   ----------   ----------
AIM V.I. GLOBAL HEALTH CARE FUND SERIES I SHARES
2009                                348   1.154072   1.618907       465     0.35         0.65      0.80       26.65         26.85
2008                                399   0.911199   1.276287       400      N/A         0.65      0.80      -29.19        -29.08
2007                                418   1.286856   1.799730       571      N/A         0.65      0.80       10.96         11.13
2006                                500   1.159750   1.619517       632      N/A         0.65      0.80        4.39          4.55
2005                                476   1.110960   1.549032       574      N/A         0.65      0.80        7.28          7.44
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
2009                              1,599   0.796173   1.485574     1,863      N/A         0.65      0.80       36.01         36.21
2008                              1,919   0.585381   1.090612     1,529      N/A         0.65      0.80      -40.30        -40.21
2007                              2,575   0.980574   1.824129     3,134      N/A         0.65      0.80       12.70         12.88
2006                              2,910   0.870041   1.616060     3,091      N/A         0.65      0.80       -1.44         -1.29
2005                              3,702   0.882721   1.637122     3,764      N/A         0.65      0.80       13.92         14.10
DELAWARE VIP INTERNATIONAL VALUE EQUITY STANDARD CLASS
2009                              3,803   2.952569   1.988192     7,818     3.12         0.65      0.80       33.65         33.85
2008                              4,161   2.209174   1.485366     6,524     2.37         0.65      0.80      -42.88        -42.80
2007                              4,469   3.867822   2.596643    13,152     2.10         0.65      0.80        4.39          4.55
2006                              4,832   3.705050   2.483607    13,851     2.85         0.65      0.80       22.60         22.78
2005                              5,170   3.022092   2.022748    12,689     1.54         0.65      0.80       11.97         12.14
FIDELITY VIP ASSET MANAGER (SM) PORTFOLIO INITIAL CLASS
2009                              3,158   2.234131   1.466736     4,880     2.46         0.65      0.80       28.08         28.27
2008                              3,116   1.744328   1.143450     3,907     2.70         0.65      0.80      -29.29        -29.18
2007                              3,118   2.466871   1.614639     5,966     6.00         0.65      0.80       14.58         14.75
2006                              3,343   2.152963   1.407057     5,740     2.74         0.65      0.80        6.46          6.62
2005                              3,480   2.022370   1.319702     5,936     2.71         0.65      0.80        3.21          3.37
FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS
2009                             18,755   2.826921   1.459258    29,072     2.25         0.65      0.80       29.17         29.36
2008                             20,945   2.188603   1.128054    25,923     2.44         0.65      0.80      -43.11        -43.03
2007                             21,390   3.847300   1.979995    51,156     1.74         0.65      0.80        0.72          0.87
2006                             23,153   3.819868   1.962907    56,096     3.32         0.65      0.80       19.23         19.41
2005                             24,426   3.203708   1.643798    53,865     1.67         0.65      0.80        5.02          5.18

(a)  Name changed. See Note 1.

VEL II ACCOUNT

                                             AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                 --------------------------------------   --------------------------------------------------------
                                            UNIT       UNIT               INVESTMENT   EXPENSE   EXPENSE      TOTAL        TOTAL
                                           VALUE      VALUE       NET       INCOME      RATIO     RATIO      RETURN        RETURN
                                  UNITS    LOWEST     HIGHEST    ASSETS      RATIO     LOWEST    HIGHEST     LOWEST       HIGHEST
                                 (000s)   ($) (4)     ($) (4)   ($000s)     (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)   (%) (3)(4)
                                 ------   --------   --------   -------   ----------   -------   -------   ----------   ----------
FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS
2009                             17,300   2.369420   1.386249    25,507     0.44         0.65      0.80       27.26         27.45
2008                             18,816   1.861875   1.087656    22,586     0.80         0.65      0.80      -47.59        -47.51
2007                             19,692   3.552550   2.072169    48,033     0.82         0.65      0.80       25.95         26.14
2006                             21,728   2.820618   1.642756    42,418     0.40         0.65      0.80        5.99          6.16
2005                             23,200   2.661095   1.547500    45,251     0.51         0.65      0.80        4.95          5.11
FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS
2009                              5,053   1.907992   1.663946     8,517     7.88         0.65      0.80       42.81         43.02
2008                              5,781   1.336069   1.163419     6,878     8.36         0.65      0.80      -25.59        -25.47
2007                              6,576   1.795442   1.561067    10,805     8.07         0.65      0.80        1.96          2.12
2006                              7,036   1.760860   1.528678    11,381     7.40         0.65      0.80       10.35         10.51
2005                              7,919   1.595763   1.383239    11,845    14.88         0.65      0.80        1.88          2.03
FIDELITY VIP OVERSEAS PORTFOLIO INITIAL CLASS
2009                              4,386   2.139388   1.941421     8,617     2.14         0.65      0.80       25.52         25.71
2008                              4,837   1.704448   1.544396     7,605     2.56         0.65      0.80      -44.25        -44.17
2007                              5,335   3.057566   2.766255    15,198     3.31         0.65      0.80       16.37         16.55
2006                              5,814   2.627386   2.373460    14,237     0.91         0.65      0.80       17.13         17.31
2005                              7,115   2.243050   2.023208    14,943     0.67         0.65      0.80       18.09         18.27
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND CLASS 2
2009                                578   0.874541   1.420236       674     1.43         0.65      0.80       28.69         28.89
2008                                737   0.679547   1.101904       637     1.30         0.65      0.80      -35.05        -34.95
2007                                926   1.046304   1.694043     1,112     0.74         0.65      0.80        5.38          5.54
2006                                875   0.992889   1.605131       986     0.76         0.65      0.80       10.01         10.17
2005                              1,025   0.902555   1.456899     1,016     0.57         0.65      0.80        0.25          0.40
FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND CLASS 2
2009                              2,014   0.997547   1.651089     2,743      N/A         0.65      0.80       42.43         42.64
2008                              2,542   0.700392   1.157513     2,303      N/A         0.65      0.80      -42.96        -42.87
2007                              3,208   1.227810   2.026089     4,650      N/A         0.65      0.80       10.35         10.52
2006                              3,374   1.112634   1.833260     4,378      N/A         0.65      0.80        7.82          7.99
2005                              3,147   1.031912   1.697674     3,667      N/A         0.65      0.80        3.95          4.11

(a)  Name changed. See Note 1.

VEL II ACCOUNT

                                             AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                 --------------------------------------   --------------------------------------------------------
                                            UNIT       UNIT               INVESTMENT   EXPENSE   EXPENSE      TOTAL        TOTAL
                                           VALUE      VALUE       NET       INCOME      RATIO     RATIO      RETURN        RETURN
                                  UNITS    LOWEST     HIGHEST    ASSETS      RATIO     LOWEST    HIGHEST     LOWEST       HIGHEST
                                 (000s)   ($) (4)     ($) (4)   ($000s)     (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)   (%) (3)(4)
                                 ------   --------   --------   -------   ----------   -------   -------   ----------   ----------
GOLDMAN SACHS VIT CAPITAL GROWTH FUND SERVICE SHARES
2009                             16,883   2.173265   1.535794    27,251     0.21         0.65      0.80       46.32         46.54
2008                             19,027   1.485314   1.048045    21,627      N/A         0.65      0.80      -42.41        -42.33
2007                             20,023   2.579290   1.817214    42,404     0.07         0.65      0.80        9.13          9.30
2006                             21,619   2.363484   1.662653    42,595     0.02         0.65      0.80        8.25          8.42
2005                             22,583   2.183268   1.533552    42,814     0.25         0.65      0.80        6.52          6.69
GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
2009                              6,894   2.005751   1.214152     9,065     4.85         0.65      0.80       13.76         13.94
2008                              7,351   1.763083   1.065649     8,831     5.00         0.65      0.80       -9.31         -9.18
2007                              8,534   1.944153   1.173315    12,465     4.57         0.65      0.80        5.96          6.12
2006                              8,796   1.834802   1.105648    12,159     4.49         0.65      0.80        3.37          3.53
2005                              9,086   1.774959   1.067970    12,663     4.75         0.65      0.80        1.03          1.18
GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
2009                             14,017   2.782189   1.457395    22,508     2.00         0.65      0.80       25.27         25.46
2008                             15,120   2.220882   1.161604    20,676     1.70         0.65      0.80      -37.77        -37.67
2007                             15,160   3.568638   1.863704    38,552     1.71         0.65      0.80        4.48          4.64
2006                             15,995   3.415645   1.781109    40,501     1.60         0.65      0.80       14.55         14.73
2005                             17,103   2.981668   1.552463    40,507     1.39         0.65      0.80        3.55          3.70
GOLDMAN SACHS VIT GOVERNMENT INCOME FUND SERVICE SHARES
2009                              2,989   1.984433   1.231856     4,121     3.48         0.65      0.80        5.59          5.75
2008                              3,178   1.879425   1.164903     4,352     4.35         0.65      0.80        2.33          2.48
2007                              3,350   1.836665   1.136679     4,878     4.00         0.65      0.80        6.48          6.64
2006                              3,475   1.724872   1.065876     4,756     4.13         0.65      0.80        3.22          3.38
2005                              3,345   1.671057   1.031055     4,600     3.52         0.65      0.80        0.74          0.89
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
2009                              5,731   4.094015   2.330944    14,337      N/A         0.65      0.80       57.32         57.56
2008                              6,448   2.602285   1.479384    10,654      N/A         0.65      0.80      -41.28        -41.19
2007                              6,608   4.431717   2.515606    20,494      N/A         0.65      0.80       18.42         18.60
2006                              7,172   3.742401   2.121123    19,368      N/A         0.65      0.80        4.88          5.04
2005                              7,510   3.568156   2.019303    22,135      N/A         0.65      0.80       13.76         13.94

(a)  Name changed. See Note 1.

VEL II ACCOUNT

                                             AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                 --------------------------------------   --------------------------------------------------------
                                            UNIT       UNIT               INVESTMENT   EXPENSE   EXPENSE      TOTAL        TOTAL
                                           VALUE      VALUE       NET       INCOME      RATIO     RATIO      RETURN        RETURN
                                  UNITS    LOWEST     HIGHEST    ASSETS      RATIO     LOWEST    HIGHEST     LOWEST       HIGHEST
                                 (000s)   ($) (4)     ($) (4)   ($000s)     (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)   (%) (3)(4)
                                 ------   --------   --------   -------   ----------   -------   -------   ----------   ----------
GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
2009                              7,440   3.830371   1.850977    14,972     1.54         0.65      0.80       31.72         31.92
2008                              8,277   2.907978   1.403121    13,088     0.75         0.65      0.80      -37.71        -37.62
2007                              8,292   4.668809   2.249324    24,368     0.64         0.65      0.80        2.33          2.49
2006                              9,025   4.562370   2.194727    26,712     1.23         0.65      0.80       14.48         14.66
2005                              9,179   3.985235   1.914196    25,553      N/A         0.65      0.80        6.33          6.49
GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
2009                              6,074   1.583502   1.122824     7,498     0.16         0.65      0.80       -0.65         -0.50
2008                              6,260   1.593927   1.128495     8,112     2.25         0.65      0.80        1.43          1.59
2007                              6,773   1.571404   1.110848     9,048     4.86         0.65      0.80        4.14          4.30
2006                              6,722   1.508896   1.065041     8,836     4.56         0.65      0.80        3.83          3.99
2005                              7,241   1.453190   1.024183     9,525     2.65         0.65      0.80        1.92          2.07
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
2009                              7,004   1.701166   1.559336    11,105     1.61         0.65      0.80       27.34         27.54
2008                              7,906   1.335885   1.222665     9,908     2.68         0.65      0.80      -46.52        -46.44
2007                              8,485   2.498023   2.282838    20,266     1.28         0.65      0.80        6.99          7.16
2006                              9,355   2.334732   2.130390    20,963     2.49         0.65      0.80       20.53         20.71
2005                             10,287   1.937128   1.764912    19,379     1.46         0.65      0.80       11.51         11.68
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND SERVICE SHARES
2009                             10,025   2.096984   1.298991    13,738     1.83         0.65      0.80       19.92         20.11
2008                             11,150   1.748592   1.081545    13,108     1.31         0.65      0.80      -37.63        -37.54
2007                             11,647   2.803730   1.731534    24,426     0.94         0.65      0.80       -2.50         -2.36
2006                             12,634   2.875723   1.773316    27,866     1.21         0.65      0.80       11.75         11.92
2005                             12,400   2.573310   1.584434    25,916     0.78         0.65      0.80        5.18          5.34
JANUS ASPEN JANUS PORTFOLIO SERVICE SHARES
2009                                871   0.806425   1.538724       994     0.40         0.65      0.80       34.93         35.13
2008                              1,178   0.597678   1.138703       936     0.60         0.65      0.80      -40.35        -40.26
2007                              1,281   1.001957   1.906058     1,553     0.57         0.65      0.80       13.88         14.05
2006                              1,474   0.879849   1.671236     1,516     0.27         0.65      0.80       10.24         10.41
2005                              2,512   0.798092   1.513647     2,273     0.13         0.65      0.80        3.18          3.34

(a)  Name changed. See Note 1.

VEL II ACCOUNT

                                             AT DECEMBER 31                            FOR THE YEAR ENDED DECEMBER 31
                                 --------------------------------------   --------------------------------------------------------
                                            UNIT       UNIT               INVESTMENT   EXPENSE   EXPENSE      TOTAL        TOTAL
                                           VALUE      VALUE       NET       INCOME      RATIO     RATIO      RETURN        RETURN
                                  UNITS    LOWEST     HIGHEST    ASSETS      RATIO     LOWEST    HIGHEST     LOWEST       HIGHEST
                                 (000s)   ($) (4)     ($) (4)   ($000s)     (%) (1)    (%) (2)   (%) (2)   (%) (3)(4)   (%) (3)(4)
                                 ------   --------   --------   -------   ----------   -------   -------   ----------   ----------
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
2009                              3,097   1.630266   1.879843     5,646     2.65         0.65      0.80       51.17         51.40
2008                              3,589   1.078436   1.241657     4,249     1.99         0.65      0.80      -49.11        -49.04
2007                              4,003   2.119300   2.436339     9,062     1.31         0.65      0.80       12.13         12.30
2006                              4,893   1.890073   2.169541     9,784     1.18         0.65      0.80       18.14         18.32
2005                              5,766   1.599854   1.833655     9,541     1.58         0.65      0.80       15.11         15.28

(a)  Name changed. See Note 1.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The highest unit value and total return correspond with the product with the lowest expense ratio. The lowest unit value and total return correspond with the product with the highest expense ratio.

                            PART C:  OTHER INFORMATION

ITEM 26.  EXHIBITS

(A) BOARD OF DIRECTORS RESOLUTION.

      Certified copy of Resolutions of the Board of Directors of the Company of January 21, 1993 establishing the VEL II Account was previously filed on February 13, 1998 in Post-Effective Amendment No. 10 of this Registration Statement on Form S-6, and is incorporated by reference herein.

(B) CUSTODIAN AGREEMENTS.

      Not applicable.

(C) UNDERWRITING CONTRACTS.

      (1) Registered Representatives/Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

      (2) Sales Agreements with broker-dealers were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and are incorporated by reference herein.

      (3) Agreements with broker-dealer were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and are incorporated by reference herein.

      (4) Commission Schedule was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

      (5) General Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

      (6) Career Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

      (7) Consolidated Underwriting and Administrative Service Agreement dated April 30, 2010 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc is filed herewith.

      (8) Form of Service Agreement by and between the Epoch Securities,
          Inc., Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the "Broker-Dealer" was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (9) Shared Services Agreement dated January 22, 2008 between
          Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc. was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

(D) POLICY.

      (1) Policy and initial Policy endorsements were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and are incorporated by reference herein. The following endorsements were previously filed on February 27, 19978 in Post-Effective Amendment No. 8 of this Registration Statement on
          Form S-6, and are incorporated by reference herein.

      (2) Paid-Up Life Insurance Option Endorsement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

      (3) Preferred Loan Endorsement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

      (4) 403(b) Life Insurance Policy Endorsement was previously filed on
          April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

      (5) Guaranteed Death Benefit Rider was previously filed on April 16,
          1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

(E) APPLICATION.

      Application was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

(F) DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BYLAWS.

      (1) Articles of Organization and Bylaws, as amended of the Company, effective as of September 1, 2006 were previously filed on February 28, 2007 in Post-Effective Amendment No. 22 of Registration Statement No. 33-57792/811-7466, and are incorporated by reference herein. Bylaws, as amended of the Company, effective as of December 30, 2005 were previously filed on April 28, 2006 in Post-Effective Amendment No. 22 of Registration Statement No. 33-57792/811-7466, and are incorporated by reference herein. Articles of Incorporation and Bylaws, as amended of the Company, effective as of October 1, 1995 were previously filed on September 29, 1995 in Post-Effective Amendment No. 5 of this Registration Statement on Form S-6, and are incorporated by reference herein.

(G) REINSURANCE CONTRACTS.

      (1) Reinsurance contract dated January 1, 2001 among First Allmerica Financial Life Insurance Company and General & Cologne Life Re of America was previously filed on February 10, 2003in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (2) Reinsurance contract dated January 1, 2001 among Allmerica Financial Life Insurance and Annuity Company and Reinsurance Company of Missouri, Inc. was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (3) Reinsurance contract dated July 1, 2000 among First Allmerica Financial Life Insurance Company and Life Reassurance Corporation of America (Swiss Re) was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (4) Reinsurance contract dated April 1, 2000 among First Allmerica Financial Life Insurance Company and Munich American Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (5) Reinsurance contract dated January 1, 2000 among First Allmerica Financial Life Insurance Company and Security Life of Denver Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (6) Reinsurance contract dated January 1, 2000 among First Allmerica Financial Life Insurance Company and Life Reassurance Corporation of America (Swiss Re) was previously on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (7) Reinsurance contract dated November 1, 1999 among First Allmerica Financial Life Insurance Company and RGA Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (8) Reinsurance contract dated January 1, 1999 among First Allmerica Financial Life Insurance Company and AXA Re Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment
          No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (9) Reinsurance contract dated January 1, 1998 among Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (10) Reinsurance contract dated April 1, 1996 among First Allmerica Financial Life Insurance Company and Transamerica Occidental Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (11) Reinsurance contract dated March 1, 1996 among First Allmerica Financial Life Insurance Company and Northwestern National Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-

          57792/811-7466, and is incorporated by reference herein.

     (12) Reinsurance contract dated March 1, 1996 among First Allmerica Financial Life Insurance Company and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (13) Reinsurance contract dated November 22, 1995 among First Allmerica Financial Life Insurance Company and Life Reassurance Corporation of America was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (14) Reinsurance contract dated January 1, 1995 among State Mutual Life Assurance Company of America and Life Reinsurance Corporation of America was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (15) Reinsurance contract dated January 1, 1994 among State Mutual Life Assurance Company of America and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (16) Reinsurance contract dated January 1, 1993 among State Mutual Life Assurance Company of America and Life Reassurance Corporation of America was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (17) Reinsurance contract dated January 1, 1993 among State Mutual Life Assurance Company and The Cologne Life Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (18) Reinsurance contract dated February 26, 1991 among State Mutual Life Assurance Company of America and The Lincoln National Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (19) Reinsurance contract dated May 1, 1989 among State Mutual Life Assurance Company of America and General American Life Insurance Company was previously filed in on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (20) Reinsurance contract dated May 1, 1989 among State Mutual Life Assurance Company of America and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (21) Reinsurance contract dated July 1, 1986 among State Mutual Life Assurance Company of America and General American Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (22) Reinsurance contract dated August 1, 1983 among State Mutual Life Assurance Company of

          America and The Lincoln National Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (23) Reinsurance contract dated August 1, 1983 among State Mutual Life Assurance Company and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (24) Reinsurance contract dated August 1, 1983 among State Mutual Life Assurance Company and Cologne Life Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

(H) PARTICIPATION AGREEMENTS.

      (1) Amendment dated May 1, 2001 to the Delaware Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 11 on Form S-6, and is incorporated by reference herein.

      (2) Amendment to Schedule A dated October 1, 2000 to the T. Rowe Price International Series, Inc. Participation Agreement was previously filed on April 27, 2001 in Post-Effective Amendment No. 4 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 on Form S-6, and is incorporated by reference herein.

      (3) Amendment dated August 1, 2007 to the Participation Agreement with Janus Aspen Series is filed herewith. Amendment dated February 25, 2000 to the Janus Aspen Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement between the Company and Janus Distributors, Inc. dated May 27, 1999 was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein.

      (4) Amendments No. 2 and 1 dated June 5, 2007 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company are filed herewith. Form of Amended and Restated Participation Agreement dated September 25, 2006 with Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 333-57792/811-7466, and is incorporated by reference herein. Participation Agreement between the Company and Franklin Templeton Variable Insurance Products Trust dated March 1, 2000 was previously filed in Pre-Effective Amendment No. 1 of Registration No. 333-93031/811-09631 on Form S-6, and is incorporated by referenced herein.

      (5) Form of Amendment 1 dated April 30, 2010 to the Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 is filed herewith. Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Amendment dated May 1, 2002 to the Alliance Amended and Restated Participation Agreement was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 333-57792/811-7466, and is incorporated by reference herein. Merger and Consolidated Agreement and Amended and Restated Participation Agreement with Alliance were previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration No. 333-84879/811-09529 on Form S-6, and are incorporated by reference herein.

      (6) Amendment dated October 31, 2001 to the INVESCO Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement dated March 21, 2000 between the Company and INVESCO Variable Investments Funds, Inc. were previously filed in April 2002 in Post-Effective Amendment No. 15 of Registration Statement No. 33-57792/811-7466 on Form S-6, and are incorporated by reference herein.

      (7) Amendment No. 1 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company. Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity And Life Insurance Company is filed herewith. Form of Amendment No. 1 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company. Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity And Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Participation Agreement dated January 2, 2006 between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co, and Allmerica Financial Life Insurance and Annuity

          Company was previously filed on April 28, 2006 in Post-Effective Amendment No. 22 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Form of Participation Agreement dated January 2, 2006 between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co, and Allmerica Financial Life Insurance and Annuity Company was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (8) Form of Amendment 10 dated April 30, 2010 to the AIM Participation Agreement dated July 27, 1998 is filed herewith. Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. And Commonwealth Annuity And Life Insurance Company dated July 31, 2007 was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (9) First Amendment dated April 30, 2010 to the Amended and Restated Participation Agreement with Variable Insurance Products Funds dated April 30, 2010 and Amended and Restated Participation Agreement dated April 30, 2010 are filed herewith.

(I) ADMINISTRATIVE CONTRACTS.

      (1) Service Agreement dated March 1, 2001 between Boston Financial Data Services, Inc. and Allmerica Financial Life Insurance and Annuity Company for lockbox and mailroom services was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (2) Third Party Agreement (TPA) between Security Benefit Life Insurance Co, Security Distributors, Inc and The Goldman Sachs Group, Inc. was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (3) Administrative Services Agreement dated January 2, 2006 between the Company and Goldman Sachs Asset Management L.P. was previously filed on April 27, 2007 in Post-Effective Amendment No. 24 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Form of Administrative Services Agreement dated January 2, 2006 between the Company and Goldman Sachs Variable Insurance Trust was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (4) Work Assignment between Security Benefit Life Insurance Co, Security Distributors, Inc and the Company was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (5) Transition Services Agreement dated December 30, 2005 between The Hanover Insurance Group, Inc., First Allmerica Financial Life Insurance Company, and Allmerica Financial Life Insurance and Annuity Company, and The Goldman Sachs Group, Inc. was previously filed on April 27, 2007 in Post-Effective Amendment No. 24 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Form of Transition Services Agreement dated December 30, 2005 between The Hanover Insurance Group, Inc., First Allmerica Financial Life Insurance Company, and Allmerica Financial Life Insurance and Annuity Company, and The Goldman Sachs Group, Inc. was previously filed on April 28, 2006 in Post-Effective Amendment No. 22 of Registration Statement No. 33-57792/811-

          7466, and is incorporated by reference herein. Form of Transition Services Agreement dated December 30, 2005 between The Hanover Insurance Group, Inc., First Allmerica Financial Life Insurance Company, and Allmerica Financial Life Insurance and Annuity Company, and The Goldman Sachs Group, Inc. was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein

      (6) Restructuring Agreement dated as of December 30, 2005 between The Hanover Insurance Group, Inc., Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company was previously filed on April 27, 2007 in Post-Effective Amendment
          No. 24 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Form of Restructuring Agreement between First Allmerica Financial Life Insurance Company and Allmerica Financial Life Insurance and Annuity Company was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

      (7) Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement was previously filed on April 27, 2007 in Post-Effective Amendment No. 24 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Form of Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein

(J) OTHER MATERIAL CONTRACTS.

      Not Applicable.

(K) LEGAL OPINION.

      Opinion of Counsel was previously filed on April 25, 2008 in Post-Effective Amendment No. 24 of Registration Statement No.
   33-85916/811-8848, and is incorporated by reference herein.

(L) ACTUARIAL OPINION.

      Not Applicable. The Registration Statement does not include illustrations.

(M) CALCULATION.

      Not Applicable. The Registration Statement does not include illustrations.

(N) OTHER OPINIONS.

      Consent of Independent Registered Public Accounting Firm is filed herewith.

(O) OMITTED FINANCIAL STATEMENTS.

      Financial Statements included in Part B Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and Financial Statements for the VEL II Account of Commonwealth Annuity and Life Insurance Company.

(P) INITIAL CAPITAL AGREEMENTS.

      Not Applicable.

(Q) REDEEMABILITY EXEMPTION.

      Not Applicable. Any such disclosures are included in the prospectus and/or SAI.

ITEM 28.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

   The principal business address of most the following Directors and Officers* is:
   200 West St, 3rd Floor
   New York, NY  10282-2198

   The principal business address of the other following Directors and Officers is:
   132 Turnpike Road, Suite 210
   Southborough, MA 01772.


         DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME                                    POSITION WITH COMPANY
----                                    ---------------------
Allan S. Levine*                        Chairman of the Board
Manda J. D'Agata*                       Director, Vice President and Treasurer
Nicholas Helmuth von Moltke*            Director and Senior Vice President
Donald Mullen*                          Director
Michael A. Reardon                      Director, President, and Chief Executive Officer
Michael S. Rotter*                      Director and Vice Chairman

John Fowler*                            Vice President
Jane S. Grosso                          Vice President and Controller
Jonathan Hecht*                         Vice President and Actuary
Stephen J. Lanczycki                    Vice President and Chief Actuary
Kevin F. Leavey                         Assistant Vice President and Product Actuary
H. Kim Lee*                             Vice President and Chief Risk Officer
Justin MacNeil                          Vice President - Tax
Minadeep Kaur O'Hearn                   Vice President
Samuel Ramos*                           Vice President and Assistant Corporate Secretary
Timothy D. Rogers                       Senior Vice President and Chief Financial Officer
Jason M. Roach                          Vice President
Scott D. Silverman                      Senior Vice President, General Counsel and Corporate Secretary
Joel Volcy                              Senior Vice President and Chief Operating Officer
Margot K. Wallin                        Vice President, Special Investigative Unit Offer and Chief Compliance Officer
Robert E. Winawer                       Vice President

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

                     THE GOLDMAN SACHS GROUP, INC.

    THE GOLDMAN SACHS GROUP, INC. 2009 FR Y-6 ORGANIZATION CHART (SECTION 2a)




                                                                                          ENTITY                 STATE/
ROW ID DEPTH LEGAL ENTITY NAME                                                         DESCRIPTION     CITY     PROVINCE COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
    1    1   THE GOLDMAN SACHS GROUP, INC.                                           Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
    2    2      ARCHON GEN-PAR, INC.                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
    3    3         ARCHON GROUP, L.P.                                                Administrative Wilmington     DE    UNITED
                                                                                     Management and                      STATES
                                                                                     General
                                                                                     Management
                                                                                     Consulting
                                                                                     Services
    4    4            AGCH GEN-PAR, L.L.C.                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
    5    5               ARCHON GROUP CANADA HOLDINGS, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
    6    6                  GS CANADA SPECIALTY LENDING COMPANY                      Other          Charlotte      NC    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
    7    4            AQUAMARINE (DELAWARE) L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
    8    4            ARCHON ACQUISITION, LLC                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
    9    4            ARCHON CAPITAL (NON-POOLING), L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   10    5               ARCAP JPMC2000FL1, L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   11    4            ARCHON CAPITAL HOLDING, L.P. II                                Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
   12    4            ARCHON GROUP CANADA HOLDINGS, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   13    4            ARCHON HOSPITALITY GEN-PAR, L.L.C.                             Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
   14    5               ARCHON HOSPITALITY, L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
   15    6                  AH ORLANDO GEN-PAR, L.L.C.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   16    7                     AH ORLANDO, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   17    6                  AH ORLANDO, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   18    4            ARCHON HOSPITALITY, L.P.                                       Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
   19    4            ARCHON INTERNATIONAL HOLDINGS, L.L.C.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   20    5               GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD LIMITADA           Other          Mexico City          MEXICO
                                                                                     Financial
                                                                                     Vehicles
   21    4            ARCHON KOREA YUHAN HOESA                                       Other          Seoul                KOREA,
                                                                                     Financial                           SOUTH
                                                                                     Vehicles
   22    4            ARCHON RESIDENTIAL MANAGEMENT GEN-PAR, INC.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   23    5               ARCHON RESIDENTIAL MANAGEMENT, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   24    4            ARCHON RESIDENTIAL MANAGEMENT, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   25    4            ARCHON THAILAND, LLC                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   26    4            ARCHON/PPM, L.L.C.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   27    4            AVELO MORTGAGE, L.L.C.                                         Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
   28    4            AWH ARCHON GEN-PAR, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   29    5               ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   30    4            BANGKOK CAPITAL ALLIANCE HOLDINGS LLC                          Other          Wilmington     DE    UNITED
                                                                                     Activities                          STATES
                                                                                     Related to
                                                                                     Credit
                                                                                     Intermediation
   31    4            GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   32    4            GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD LIMITADA              Other          Mexico City          MEXICO
                                                                                     Financial
                                                                                     Vehicles
   33    4            GSSLG GEN-PAR, L.L.C.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   34    5               GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   35    4            THAI CAPITAL L.L.C.                                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles



   36    4            TNL INTERESTS, INC.                                            Other          Dallas         TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   37    5               TITLE NETWORK, LTD.                                         Other          Dallas         TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   38    5               TNL NETWORK, LTD.                                           Other          Dallas         TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   39    6                  TITLE NETWORK, LTD.                                      Other          Dallas         TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   40    4            TNL NETWORK, LTD.                                              Other          Dallas         TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   41    2      ARCHON GROUP, L.P.                                                   Administrative Wilmington     DE    UNITED
                                                                                     Management and                      STATES
                                                                                     General
                                                                                     Management
                                                                                     Consulting
                                                                                     Services
   42    2      ARCHON INTERNATIONAL, INC.                                           Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
   43    3         ARCHON CAPITAL BANK DEUTSCHLAND GMBH                              Portfolio      Hof                  GERMANY
                                                                                     Management
   44    3         ARCHON GROUP DEUTSCHLAND GMBH                                     Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
   45    3         ARCHON GROUP ITALIA, S.R.L.                                       Miscellaneous  Milan                ITALY
                                                                                     Financial                           (OTHER)
                                                                                     Investment
                                                                                     Activities
   46    4            SGC S.R.L. SOCIETA GESTIONE CREDITI                            Other          Milan                ITALY
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
   47    5               SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO CREDITI SRL         All Other      Milan                ITALY
                                                                                     Financial                           (OTHER)
                                                                                     Investment
                                                                                     Activities
   48    2      ARCHON KOREA YUHAN HOESA                                             Other          Seoul                KOREA,
                                                                                     Financial                           SOUTH
                                                                                     Vehicles
   49    2      ARROW CAPITAL REINSURANCE COMPANY, LIMITED                           Reinsurance    Hamilton             BERMUDA
                                                                                     Carriers
   50    2      ARROW CORPORATE MEMBER HOLDINGS LLC                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
   51    3         ARROW CORPORATE MEMBER LIMITED                                    Insurance      London               UNITED
                                                                                     Agencies and                        KINGDOM
                                                                                     Brokerages                          (OTHER)
   52    2      ARROW REINSURANCE COMPANY, LIMITED                                   Reinsurance    Hamilton             BERMUDA
                                                                                     Carriers
   53    2      BIRCHFIELD ESTATES LTD                                               Lessors of     London               UNITED
                                                                                     nonresidential                      KINGDOM
                                                                                     buildings                           (OTHER)
                                                                                     (except mini
                                                                                     warehouses)
   54    2      BRIDGE STREET ASIA FUND, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   55    2      BRIDGE STREET FUND 1995, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   56    2      BRIDGE STREET FUND 1996, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   57    2      BRIDGE STREET FUND 1997, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   58    2      BRIDGE STREET FUND 1998, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   59    2      BRIDGE STREET FUND 1999, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   60    3         STONE STREET FUND 1999, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   61    3         STONE STREET FUND 2000, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   62    4            ALLIED WORLD ASSURANCE COMPANY HOLDINGS, LTD                   Offices of     Pembroke             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
   63    5               Allied World Assurance Company, Ltd                         Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   64    6                  Allied World Assurance Holdings (Ireland) Ltd.           Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
   65    7                     ALLIED WORLD ASSURANCE COMPANY (EUROPE) LTD           Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
   66    7                     ALLIED WORLD ASSURANCE COMPANY (REINSURANCE) LIMITED  Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
   67    7                     Allied World Assurance Holdings (U.S.) Inc.           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   68    8                        Allied World Assurance Company (U.S.) Inc.         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   69    8                        Allied World Investment Company                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   70    8                        Allied World National Assurance Company            Other          Concord        NH    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   71    8                        Allied World Reinsurance Company                   Other          PALISADE       NJ    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   72    9                           DARWIN PROFESSIONAL UNDERWRITERS, INC.          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   73   10                              DARWIN NATIONAL ASSURANCE COMPANY            Other          WILMINGTON     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   74   11                                 Darwin Select Insurance Company           Other          Chino          CA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   75   11                                 Vantapro Specialty Insurance Company      Other          Little Rock    AR    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   76   10                              Evolution Underwriting Inc.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   77   11                                 Agency Marketing Services, Inc.           Other          Saint          FL    UNITED
                                                                                     Financial      Petersburg           STATES
                                                                                     Vehicles
   78   11                                 All-South Professional Liability, Inc.    Other          Saint          FL    UNITED
                                                                                     Financial      Petersburg           STATES
                                                                                     Vehicles
   79    8                        Newmarket Administrative Services, Inc.            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   80    7                     Newmarket Administrative Services (Ireland) Limited   Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
   81    5               NEWMARKET ADMINISTRATIVE SERVICES (BERMUDA), LTD.           Other          Pembroke             BERMUDA
                                                                                     Financial
                                                                                     Vehicles
   82    2      BRIDGE STREET FUND 2000, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   83    2      BRIDGE STREET REAL ESTATE FUND 1995, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   84    2      BRIDGE STREET REAL ESTATE FUND 1996, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   85    2      BRIDGE STREET REAL ESTATE FUND 1998, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   86    2      BRIDGE STREET REAL ESTATE FUND 1999, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   87    2      BRIDGE STREET REAL ESTATE FUND 2000, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   88    3         STONE STREET REAL ESTATE FUND 2000, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   89    2      BRIDGE STREET SPECIAL OPPORTUNITIES 2000, L.L.C.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   90    3         BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   91    4            ALLIED WORLD ASSURANCE COMPANY HOLDINGS, LTD                   Offices of     Pembroke             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
   92    2      BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
   93    2      BRIDGEWATER ODC, LLC                                                 Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
   94    2      CHX Holdings, Inc.                                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

             VOTING          NON-VOTING
             PERCENT TOTAL   PERCENT    TOTAL
             HELD BY VOTING  HELD BY    NON-VOTING
             DIRECT  PERCENT DIRECT     PERCENT
ROW ID DEPTH HOLDER  HELD    HOLDER     HELD       COMMENTS
----------------------------------------------------------------------------------
    1    1   N/A     N/A     N/A        N/A        Top Entity



    2    2   100     100     N/A        N/A


    3    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.




    4    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

    5    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

    6    6   100     100     N/A        N/A


    7    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

    8    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

    9    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   10    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

   11    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
   12    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   13    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


   14    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


   15    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

   16    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

   17    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   18    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


   19    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

   20    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

   21    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

   22    4   100     100     N/A        N/A


   23    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

   24    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   25    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

   26    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

   27    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
   28    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
   29    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

   30    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.



   31    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   32    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

   33    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

   34    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

   35    4   40      40      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Class E Shares.
   36    4   100     100     N/A        N/A


   37    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

   38    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

   39    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   40    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   41    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.




   42    2   100     100     N/A        N/A


   43    3   100     100     N/A        N/A

   44    3   100     100     N/A        N/A


   45    3   100     100     N/A        N/A



   46    4   100     100     N/A        N/A


   47    5   2       100     N/A        N/A



   48    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

   49    2   100     100     N/A        N/A

   50    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

   51    3   100     100     100        100


   52    2   100     100     N/A        N/A

   53    2   100     100     N/A        N/A




   54    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   55    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   56    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   57    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   58    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   59    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   60    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   61    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   62    4   1       13      1          27         The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
   63    5   100     100     N/A        N/A


   64    6   100     100     N/A        N/A


   65    7   100     100     N/A        N/A


   66    7   100     100     N/A        N/A


   67    7   100     100     N/A        N/A


   68    8   100     100     N/A        N/A


   69    8   100     100     N/A        N/A


   70    8   100     100     N/A        N/A


   71    8   100     100     N/A        N/A


   72    9   100     100     N/A        N/A


   73   10   100     100     N/A        N/A


   74   11   100     100     N/A        N/A


   75   11   100     100     N/A        N/A


   76   10   100     100     N/A        N/A


   77   11   100     100     N/A        N/A


   78   11   100     100     N/A        N/A


   79    8   100     100     N/A        N/A


   80    7   100     100     N/A        N/A


   81    5   100     100     N/A        N/A


   82    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   83    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   84    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   85    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   86    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   87    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   88    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   89    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

   90    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

   91    4   1       13      1          27         The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
   92    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

   93    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


   94    2   26      26      N/A        N/A



   95    2      COLUMBIA CAPITAL LIFE REINSURANCE COMPANY                            Reinsurance    Washington     DC    UNITED
                                                                                     Carriers                            STATES
   96    3         CHARLESTON CAPITAL REINSURANCE, LLC                               Reinsurance    Washington     DC    UNITED
                                                                                     Carriers                            STATES
   97    2      COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY                      Direct Life    Boston         MA    UNITED
                                                                                     Insurance                           STATES
                                                                                     Carriers
   98    3         FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY                  Direct Life    Boston         MA    UNITED
                                                                                     Insurance                           STATES
                                                                                     Carriers
   99    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS CAPITAL    Open-End       Wilmington     DE    UNITED
                   GROWTH FUND                                                       Investment                          STATES
                                                                                     Funds
  100    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS CORE FIXED Open-End       Wilmington     DE    UNITED
                   INCOME FUND                                                       Investment                          STATES
                                                                                     Funds
  101    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS EQUITY     Open-End       Wilmington     DE    UNITED
                   INDEX FUND                                                        Investment                          STATES
                                                                                     Funds
  102    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS GOVERNMENT Open-End       Wilmington     DE    UNITED
                   INCOME FUND                                                       Investment                          STATES
                                                                                     Funds
  103    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS GROWTH     Open-End       Wilmington     DE    UNITED
                   OPPORTUNITIES FUND                                                Investment                          STATES
                                                                                     Funds
  104    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS MID CAP    Open-End       Wilmington     DE    UNITED
                   VALUE FUND                                                        Investment                          STATES
                                                                                     Funds
  105    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS MONEY      Open-End       Wilmington     DE    UNITED
                   MARKET FUND                                                       Investment                          STATES
                                                                                     Funds
  106    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS STRATEGIC  Open-End       Wilmington     DE    UNITED
                   INTERNATIONAL EQUITY FUND                                         Investment                          STATES
                                                                                     Funds
  107    3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS            Open-End       Wilmington     DE    UNITED
                   STRUCTURED U.S. EQUITY FUND                                       Investment                          STATES
                                                                                     Funds
  108    2      CREDIT AND ASSET REPACKAGING VEHICLE CORPORATION                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  109    2      DISTRESSED OPPORTUNITIES INTERNATIONAL, INC.                         Miscellaneous  Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Investment
                                                                                     Activities
  110    2      EASTPORT CAPITAL CORP.                                               All Other      Wilmington     DE    UNITED
                                                                                     Insurance                           STATES
                                                                                     Related
                                                                                     Activities
  111    3         EPF FINANCIAL, LLC                                                All Other      Wilmington     DE    UNITED
                                                                                     Insurance                           STATES
                                                                                     Related
                                                                                     Activities
  112    2      ELQ HOLDINGS (DEL) LLC                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  113    3         ELQ HOLDINGS (UK) LTD                                             Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  114    4            ELQ INVESTORS II LTD                                           Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  115    4            ELQ INVESTORS III LTD                                          Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  116    2      EPOCH SECURITIES, INC.                                               Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  117    2      ESSENT GROUP LTD.                                                    Offices of     Hamilton             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
  118    2      FEDERAL BOULEVARD, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
  119    2      FTEN, INC.                                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  120    3         EA, LLC                                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  121    4            Exchange Access, LLC                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  122    5               Execution Access, LLC                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  123    3         FTEN EUROPE LIMITED                                               Other          SURREY               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  124    3         Urban Labs, LLC                                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  125    2      GCN CE HOLDINGS CORPORATION                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  126    2      GOLDMAN SACHS (AO) L.L.C.                                            Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  127    2      GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  128    3         GOLDMAN SACHS HOLDINGS (HONG KONG) LIMITED                        Offices of     Central              HONG KONG
                                                                                     Other Holding
                                                                                     Companies
  129    4            GOLDMAN SACHS (ASIA) FINANCE                                   Investment     Ebene                MAURITIUS
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
  130    5               BLUE RIDGE REALTY FINANCE (DELAWARE) L.L.C.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  131    5               GOLDMAN SACHS (INDIA) SECURITIES PRIVATE LIMITED            Investment     Mumbai               INDIA
                                                                                     Banking and                         (OTHER)
                                                                                     Securities
                                                                                     Dealing
  132    5               GOLDMAN SACHS SERVICES PRIVATE LIMITED                      All Other      Bangalore            INDIA
                                                                                     Professional,                       (OTHER)
                                                                                     Scientific,
                                                                                     and Technical
                                                                                     Services
  133    6                  Goldman Sachs (India) Finance Private Limited            Secondary      Mumbai               INDIA
                                                                                     Market                              (OTHER)
                                                                                     Financing
  134    5               GOLDMAN SACHS STRUCTURED PRODUCTS (ASIA) LIMITED            Investment     George Town          CAYMAN
                                                                                     Banking and                         ISLANDS
                                                                                     Securities
                                                                                     Dealing
  135    5               SAGAMIKO (DELAWARE) L.L.C.                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  136    4            GOLDMAN SACHS (ASIA) L.L.C.                                    Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  137    5               GOLDMAN SACHS GAO HUA SECURITIES COMPANY LIMITED            Investment     Beijing              CHINA,
                                                                                     Banking and                         PEOPLES
                                                                                     Securities                          REPUBLIC
                                                                                     Dealing                             OF
  138    4            GOLDMAN SACHS (ASIA) SECURITIES LIMITED                        Securities     Hong Kong            HONG KONG
                                                                                     Brokerage
  139    4            GOLDMAN SACHS (HONG KONG) COMPANY LIMITED                      Other          Hong Kong            HONG KONG
                                                                                     Financial
                                                                                     Vehicles
  140    5               KPL FUNDING LIMITED                                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  141    4            GOLDMAN SACHS (LABUAN) INVESTMENT BANK LIMITED                 Investment     Federal              MALAYSIA
                                                                                     Banking and    Territory            (OTHER)
                                                                                     Securities     of Labuan
                                                                                     Dealing
  142    4            GOLDMAN SACHS FOREIGN EXCHANGE (SINGAPORE) PTE.                Offices of     Singapore            SINGAPORE
                                                                                     Other Holding
                                                                                     Companies
  143    5               GOLDMAN SACHS (SINGAPORE) PTE                               Investment     Singapore            SINGAPORE
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
  144    5               GOLDMAN SACHS FUTURES PTE LTD                               Miscellaneous  Singapore            SINGAPORE
                                                                                     Financial
                                                                                     Investment
                                                                                     Activities
  145    5               GOLDMAN SACHS REALTY ASIA PACIFIC PTE. LTD.                 Corporate,     Singapore            SINGAPORE
                                                                                     Subsidiary,
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
  146    5               J. ARON & COMPANY (SINGAPORE) PTE.                          Commodity      Singapore            SINGAPORE
                                                                                     Contracts
                                                                                     Dealing
  147    4            GOLDMAN SACHS FUTURES (ASIA) LIMITED                           Commodity      Central              HONG KONG
                                                                                     Contracts
                                                                                     Brokerage
  148    4            Goldman Sachs (Malaysia) Sdn. Bhd.                             Investment     Kuala                MALAYSIA
                                                                                     Banking and    Lumpur               (OTHER)
                                                                                     Securities
                                                                                     Dealing
  149    2      GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                               Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
  150    3         ELBE FUNDING LIMITED                                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  151    4            RHYS TRUST                                                     Trust,         Saint                GUERNSEY
                                                                                     Fiduciary, and Helier
                                                                                     Custody
                                                                                     Activities
  152    5               SAPIEN LIMITED                                              Other          Saint                GUERNSEY
                                                                                     Financial      Helier
                                                                                     Vehicles
  153    6                  SARGASSO LIMITED                                         Other          Saint                GUERNSEY
                                                                                     Financial      Helier
                                                                                     Vehicles
  154    3         GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  155    4            BEESTON INVESTMENTS LIMITED                                    Investment     George Town          CAYMAN
                                                                                     Banking and                         ISLANDS
                                                                                     Securities
                                                                                     Dealing
  156    3         GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  157    3         GOLDMAN SACHS (CAYMAN) TRUST, LIMITED                             Other          Camana Bay           CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  158    3         GOLDMAN SACHS GLOBAL SERVICES II LIMITED                          All Other      George Town          CAYMAN
                                                                                     Professional,                       ISLANDS
                                                                                     Scientific,
                                                                                     and Technical
                                                                                     Services
  159    4            GOLDMAN SACHS SERVICES (B.V.I.) LIMITED                        Accounting,    Tortola              BRITISH
                                                                                     Tax                                 VIRGIN
                                                                                     Preparation,                        ISLANDS
                                                                                     Bookkeeping
                                                                                     and Payroll
                                                                                     Services
  160    3         GOLDMAN, SACHS & CO. OHG                                          Investment     Frankfurt            GERMANY
                                                                                     Banking and    am Main
                                                                                     Securities
                                                                                     Dealing
  161    4            GOLDMAN, SACHS & CO. VERWALTUNGS GMBH                          Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  162    5               GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG         Other          Berlin               GERMANY
                                                                                     Financial
                                                                                     Vehicles
  163    6                  ALLIED WORLD ASSURANCE COMPANY HOLDINGS, LTD             Offices of     Pembroke             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
  164    6                  FS INVEST SARL                                           Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
  165    7                     FS INVEST II SARL                                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
  166    8                        ISS EQUITY A/S                                     Other          Copenhagen           DENMARK
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  167    9                           ISS HOLDING A/S                                 Other          Copenhagen           DENMARK
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  168   10                              ISS A/S                                      Other          Copenhagen           DENMARK
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  169    6                  GS 2000-I, L.L.C.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  170    7                     GOLDMAN SACHS 1, L.P.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  171    7                     GOLDMAN SACHS 5, L.P.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  172    6                  GSCP 2000 GMBH CCH HOLDING I                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  173    7                     GSCP 2000 GERMANY CEBRIDGE HOLDINGS CORP.             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  174    7                     GSCP 2000 GMBH CCH HOLDING, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  175    8                        CEQUEL COMMUNICATIONS HOLDINGS, LLC                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  176    6                  GSCP 2000 GMBH CCH HOLDING II                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  177    7                     GSCP 2000 GMBH CCH HOLDING, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  178    6                  GSCP GMBH CEBRIDGE HOLDING CORP. II                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  179    6                  SUNGARD CAPITAL CORP.                                    Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
  180    7                     SUNGARD CAPITAL CORP. II                              Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
  181    4            GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG            Other          Berlin               GERMANY
                                                                                     Financial
                                                                                     Vehicles
  182    4            GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW PARTNERSHIP         Other          Berlin               GERMANY
                                                                                     Financial
                                                                                     Vehicles
  183    3         HILLTOP INVESTMENTS LIMITED                                       Investment     George Town          CAYMAN
                                                                                     Banking and                         ISLANDS
                                                                                     Securities
                                                                                     Dealing
  184    3         LORRAINE FUNDING LIMITED                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  185    4            CHILTERN TRUST                                                 Trust,         Saint                GUERNSEY
                                                                                     Fiduciary, and Helier
                                                                                     Custody
                                                                                     Activities
  186    2      GOLDMAN SACHS (CHINA) L.L.C.                                         Corporate,     Wilmington     DE    UNITED
                                                                                     Subsidiary,                         STATES
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
  187    2      GOLDMAN SACHS (FRANCE) FINANCE, L.L.C.                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  188    3         GOLDMAN SACHS OVERSEAS FINANCE, L.P.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  189    2      GOLDMAN SACHS (JAPAN) LTD.                                           Offices of     Tortola              BRITISH
                                                                                     Other Holding                       VIRGIN
                                                                                     Companies                           ISLANDS
  190    3         GOLDMAN SACHS JAPAN CO., LTD.                                     Investment     Tokyo                JAPAN
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
  191    3         GOLDMAN SACHS JAPAN HOLDINGS, LTD.                                All Other      Tokyo                JAPAN
                                                                                     Professional,
                                                                                     Scientific,
                                                                                     and Technical
                                                                                     Services
  192    2      GOLDMAN SACHS (NETHERLANDS) B.V.                                     Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
  193    3         GOLDMAN SACHS GESTION S.G.I.I.C. S.A.                             Investment     Madrid               SPAIN
                                                                                     Advice

   95    2   100     100     N/A        N/A

   96    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.
   97    2   100     100     N/A        N/A


   98    3   100     100     N/A        N/A


   99    3   61      61      N/A        N/A


  100    3   100     100     N/A        N/A


  101    3   100     100     N/A        N/A


  102    3   100     100     N/A        N/A


  103    3   100     100     N/A        N/A


  104    3   13      13      N/A        N/A


  105    3   100     100     N/A        N/A


  106    3   46      46      N/A        N/A


  107    3   24      24      N/A        N/A


  108    2   100     100     N/A        N/A


  109    2   90      100     N/A        N/A



  110    2   100     100     N/A        N/A



  111    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  112    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  113    3   100     100     100        100


  114    4   100     100     100        100


  115    4   100     100     N/A        N/A


  116    2   100     100     N/A        N/A



  117    2   28      28      N/A        N/A


  118    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  119    2   48      48      N/A        N/A


  120    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  121    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  122    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  123    3   100     100     N/A        N/A


  124    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  125    2   100     100     N/A        N/A


  126    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  127    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  128    3   100     100     N/A        N/A


  129    4   100     100     N/A        N/A



  130    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  131    5   1       100     N/A        N/A



  132    5   1       100     1          99




  133    6   1       100     N/A        N/A


  134    5   100     100     N/A        N/A



  135    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  136    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  137    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  138    4   100     100     N/A        N/A

  139    4   100     100     N/A        N/A


  140    5   100     100     N/A        N/A


  141    4   100     100     N/A        N/A



  142    4   100     100     N/A        N/A


  143    5   79      79      N/A        N/A



  144    5   100     100     N/A        N/A



  145    5   100     100     N/A        N/A




  146    5   100     100     N/A        N/A


  147    4   100     100     N/A        N/A


  148    4   100     100     N/A        N/A



  149    2   97      100     N/A        N/A


  150    3   100     100     N/A        N/A


  151    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



  152    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

  153    6   100     100     N/A        N/A


  154    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  155    4   100     100     N/A        N/A



  156    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  157    3   99      100     N/A        N/A


  158    3   99      100     N/A        N/A




  159    4   100     100     N/A        N/A





  160    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


  161    4   100     100     N/A        N/A


  162    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  163    6   1       13      1          27         The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  164    6   1       44      N/A        N/A


  165    7   100     100     N/A        N/A


  166    8   100     100     N/A        N/A


  167    9   100     100     N/A        N/A


  168   10   100     100     N/A        N/A


  169    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  170    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  171    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  172    6   100     100     N/A        N/A


  173    7   100     100     N/A        N/A


  174    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  175    8   9       36      N/A        N/A


  176    6   100     100     N/A        N/A


  177    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  178    6   100     100     N/A        N/A


  179    6   1       99      N/A        N/A




  180    7   100     100     N/A        N/A




  181    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  182    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  183    3   100     100     N/A        N/A



  184    3   100     100     N/A        N/A


  185    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



  186    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.



  187    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  188    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  189    2   100     100     N/A        N/A


  190    3   100     100     N/A        N/A



  191    3   100     100     N/A        N/A




  192    2   100     100     N/A        N/A


  193    3   100     100     N/A        N/A


  194    2      GOLDMAN SACHS (UK) L.L.C.                                            Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  195    3         GOLDMAN SACHS (UK) L.L.C. III                                     Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  196    4            GOLDMAN SACHS ASSET MANAGEMENT HOLDINGS                        Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
  197    3         GOLDMAN SACHS BANK (EUROPE) PLC                                   Commercial     Dublin               IRELAND
                                                                                     Banking
  198    3         GOLDMAN SACHS GROUP HOLDINGS (U.K.)                               Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)



  199    4            AMAGANSETT FINANCING LIMITED                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  200    4            FLEET TRADE & TRANSPORT LIMITED                                Commodity      London               UNITED
                                                                                     Contracts                           KINGDOM
                                                                                     Dealing                             (OTHER)
  201    4            GOLDMAN SACHS (MONACO) S.A.M.                                  Investment     Monaco               MONACO
                                                                                     Advice
  202    4            GOLDMAN SACHS (RUSSIA)                                         Investment     London               UNITED
                                                                                     Banking and                         KINGDOM
                                                                                     Securities                          (OTHER)
                                                                                     Dealing
  203    4            GOLDMAN SACHS (UK) L.L.C. III                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  204    4            GOLDMAN SACHS ASSET MANAGEMENT HOLDINGS                        Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
  205    4            GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL                   Portfolio      London               UNITED
                                                                                     Management                          KINGDOM
                                                                                                                         (OTHER)



  206    5               GOLDMAN SACHS ASIA PORTFOLIO (A SUBFUND OF GOLDMAN          Open-End       Luxembourg           LUXEMBOURG
                         SACHS FUNDS)                                                Investment
                                                                                     Funds
  207    5               GOLDMAN SACHS BANK (EUROPE) PLC                             Commercial     Dublin               IRELAND
                                                                                     Banking
  208    5               GOLDMAN SACHS BLENDED CURRENCY FUND (A SUBFUND OF GOLDMAN   Open-End       Dublin               IRELAND
                         SACHS INSTITUTIONAL FUNDS PLC)                              Investment
                                                                                     Funds
  209    6                  GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC              Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  210    5               GOLDMAN SACHS BRICS EQUITY PASSIVE FUND (A SUBFUND OF       Open-End       Dublin               IRELAND
                         GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                      Investment
                                                                                     Funds
  211    5               GOLDMAN SACHS BRICS PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Open-End       Luxembourg           LUXEMBOURG
                         FUNDS)                                                      Investment
                                                                                     Funds
  212    5               GOLDMAN SACHS CHINA OPPORTUNITY PORTFOLIO (A SUBFUND OF     Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  213    5               GOLDMAN SACHS COMMODITIES ENHANCED INDEX PORTFOLIO          Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  214    5               GOLDMAN SACHS CORPORATE CREDIT INVESTMENT FUND (A SUBFUND   Open-End       Dublin               IRELAND
                         OF GOLDMAN SACHS INSTITUTIONAL FUNDS II PLC)                Investment
                                                                                     Funds
  215    6                  CCIF LOANS LIMITED                                       Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
  216    5               GOLDMAN SACHS DEDICATED INVESTMENT FUND (A SUBFUND OF       Open-End       Dublin               IRELAND
                         GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                      Investment
                                                                                     Funds
  217    5               GOLDMAN SACHS EMERGING MARKET BOND PLUS SUB-TRUST           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  218    5               GOLDMAN SACHS EMERGING MARKETS CORE EQUITY PORTFOLIO        Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  219    5               GOLDMAN SACHS EMERGING MARKETS DEBT  LOCAL FEEDER           Open-End       Dublin               IRELAND
                         (A SUBFUND OF GOLDMAN SACHS GLOBAL FUNDS)                   Investment
                                                                                     Funds
  220    5               GOLDMAN SACHS EURO FIXED INCOME PLUS PORTFOLIO (A SUBFUND   Open-End       Luxembourg           LUXEMBOURG
                         OF GOLDMAN SACHS FUNDS)                                     Investment
                                                                                     Funds
  221    5               GOLDMAN SACHS EURO FIXED INCOME PORTFOLIO (A SUBFUND OF     Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  222    5               GOLDMAN SACHS EURO GOVERNMENT LIQUID RESERVES FUND          Open-End       Dublin               IRELAND
                         (A SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)                Investment
                                                                                     Funds
  223    5               GOLDMAN SACHS EURO LIQUID RESERVES FUND, A SUB-FUND OF THE  Open-End       Dublin               IRELAND
                         GOLDMANS SACHS FUNDS, PLC                                   Investment
                                                                                     Funds
  224    5               GOLDMAN SACHS EURO MONEY MARKET FUND (A SUB-FUND OF GOLDMAN Open-End       Dublin               IRELAND
                         SACHS MONEY MARKET FUNDS)                                   Investment
                                                                                     Funds
  225    5               GOLDMAN SACHS EUROPE CONCENTRATED EQUITY PORTFOLIO          Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  226    5               GOLDMAN SACHS EUROPE CORE EQUITY PORTFOLIO (A SUBFUND OF    Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  227    5               GOLDMAN SACHS EUROPE CORE FLEX PORTFOLIO (A SUBFUND OF      Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  228    5               GOLDMAN SACHS EUROPE PORTFOLIO (A SUBFUND OF GOLDMAN SACHS  Open-End       Luxembourg           LUXEMBOURG
                         FUNDS)                                                      Investment
                                                                                     Funds
  229    5               GOLDMAN SACHS FCP - US ENHANCED CORE EQUITY PORTFOLIO       Open-End       Luxembourg           LUXEMBOURG
                                                                                     Investment
                                                                                     Funds
  230    5               GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC                 Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  231    5               GOLDMAN SACHS FUNDS - GS EURO AGGREGATE BOND PORTFOLIO      Open-End       Luxembourg           LUXEMBOURG
                         (HEDGED)                                                    Investment
                                                                                     Funds
  232    5               GOLDMAN SACHS GBP LIBOR TRACKER - 3 MONTHS FUND (A SUBFUND  Open-End       Dublin               IRELAND
                         OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                   Investment
                                                                                     Funds
  233    5               GOLDMAN SACHS GLOBAL CORE EQUITY PORTFOLIO (A SUBFUND OF    Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  234    5               GOLDMAN SACHS GLOBAL CORPORATE FUND 1 (IN JAPAN FOR         Open-End       George Town          CAYMAN
                         QUALIFIED INSTITUTIONAL INVESTORS ONLY)                     Investment                          ISLANDS
                                                                                     Funds
  235    5               GOLDMAN SACHS GLOBAL CORPORATE FUND 2 (IN JAPAN FOR         Open-End       George Town          CAYMAN
                         QUALIFIED INSTITUTIONAL INVESTORS ONLY)                     Investment                          ISLANDS
                                                                                     Funds
  236    5               GOLDMAN SACHS GLOBAL CORPORATE MARKET CYCLE FUND (A SUBFUND Open-End       Dublin               IRELAND
                         OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                   Investment
                                                                                     Funds
  237    5               GOLDMAN SACHS GLOBAL CORPORATE PORTFOLIO (HEDGED)           Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  238    5               GOLDMAN SACHS GLOBAL CREDIT PORTFOLIO (HEDGED) (A SUBFUND   Open-End       Luxembourg           LUXEMBOURG
                         OF GOLDMAN SACHS FUNDS)                                     Investment
                                                                                     Funds
  239    5               GOLDMAN SACHS GLOBAL CURRENCY FUND                          Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  240    5               GOLDMAN SACHS GLOBAL CURRENCY FUND - DOLLAR PLUS            Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  241    5               GOLDMAN SACHS GLOBAL CURRENCY FUND - EURO PLUS              Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  242    5               GOLDMAN SACHS GLOBAL CURRENCY PLUS PORTFOLIO (A SUBFUND OF  Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  243    5               GOLDMAN SACHS GLOBAL CURRENCY PORTFOLIO (A SUBFUND OF       Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  244    5               GOLDMAN SACHS GLOBAL EMERGING MARKETS CONCENTRATED EQUITY   Open-End       Luxembourg           LUXEMBOURG
                         PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                Investment
                                                                                     Funds
  245    5               GOLDMAN SACHS GLOBAL EMERGING MARKETS DEBT LOCAL PORTFOLIO  Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  246    5               GOLDMAN SACHS GLOBAL EMERGING MARKETS DEBT PORTFOLIO        Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  247    5               GOLDMAN SACHS GLOBAL EMERGING MARKETS EQUITY PORTFOLIO (A   Open-End       Luxembourg           LUXEMBOURG
                         SUBFUND OF GOLDMAN SACHS FUNDS)                             Investment
                                                                                     Funds
  248    5               GOLDMAN SACHS GLOBAL EQUITY PARTNERS PORTFOLIO (PREVIOUSLY  Open-End       Luxembourg           LUXEMBOURG
                         GLOBAL PCP EQUITY PORTFOLIO) (A SUBFUND OF GOLDMAN          Investment
                         SACHS FUNDS)                                                Funds
  249    5               GOLDMAN SACHS GLOBAL EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN Open-End       Luxembourg           LUXEMBOURG
                         SACHS FUNDS)                                                Investment
                                                                                     Funds
  250    5               GOLDMAN SACHS GLOBAL FIXED INCOME PLUS PORTFOLIO (HEDGED)   Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  251    5               GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO (A SUBFUND OF   Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  252    5               GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO (HEDGED)        Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  253    5               GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO (A SUBFUND OF     Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  254    5               GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO II (A SUBFUND OF  Open-End       Dublin               IRELAND
                         GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                      Investment
                                                                                     Funds
  255    5               GOLDMAN SACHS GLOBAL LIBOR PLUS I PORTFOLIO (A SUBFUND OF   Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  256    5               GOLDMAN SACHS GLOBAL LIBOR PLUS II PORTFOLIO (A SUBFUND OF  Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  257    5               GOLDMAN SACHS GLOBAL SMALL CAP CORE EQUITY PORTFOLIO        Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  258    5               GOLDMAN SACHS GLOBAL TACTICAL ASSET ALLOCATION              Open-End       Dublin               IRELAND
                         FUNDS-GOLDMAN SACHS GTAA EQUITY STRATEGY FUND               Investment
                                                                                     Funds
  259    5               GOLDMAN SACHS GLOBAL TACTICAL ASSET ALLOCATION              Open-End       Dublin               IRELAND
                         FUNDS-GOLDMAN SACHS TOTAL GTAA STRATEGY US EQUITY FUND      Investment
                                                                                     Funds
  260    5               GOLDMAN SACHS GMS ALPHA+ EQUITY ADVISORS 1 (A SUBFUND OF    Open-End       Dublin               IRELAND
                         GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                      Investment
                                                                                     Funds
  261    5               GOLDMAN SACHS GMS ALPHA+ WORLD EQUITY PORTFOLIO (A SUBFUND  Open-End       Luxembourg           LUXEMBOURG
                         OF GOLDMAN SACHS FUNDS)                                     Investment
                                                                                     Funds
  262    5               GOLDMAN SACHS GMS ALPHA+ WORLD EQUITY PORTFOLIO II          Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  263    5               GOLDMAN SACHS GMS ASIA (EX-JAPAN) EQUITY PORTFOLIO          Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS II)                       Investment
                                                                                     Funds
  264    5               GOLDMAN SACHS GMS EUROPE EQUITY PORTFOLIO (A SUBFUND OF     Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS II)                                     Investment
                                                                                     Funds
  265    5               GOLDMAN SACHS GMS GLOBAL EQUITY PORTFOLIO (A SUBFUND OF     Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS II)                                     Investment
                                                                                     Funds
  266    5               GOLDMAN SACHS GMS JAPAN EQUITY PORTFOLIO (A SUBFUND OF      Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS II)                                     Investment
                                                                                     Funds
  267    5               GOLDMAN SACHS GMS US EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN Open-End       Luxembourg           LUXEMBOURG
                         SACHS FUNDS II)                                             Investment
                                                                                     Funds
  268    5               GOLDMAN SACHS INDIA EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN  Open-End       Luxembourg           LUXEMBOURG
                         SACHS FUNDS)                                                Investment
                                                                                     Funds
  269    5               GOLDMAN SACHS JAPAN CORE EQUITY PORTFOLIO (A SUBFUND OF     Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  270    5               GOLDMAN SACHS JAPAN CORE FLEX PORTFOLIO (A SUBFUND OF       Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  271    5               GOLDMAN SACHS JAPAN EQUITY PREMIUM FUND (A SUBFUND OF       Open-End       Dublin               IRELAND
                         GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                      Investment
                                                                                     Funds
  272    5               GOLDMAN SACHS JAPAN PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Open-End       Luxembourg           LUXEMBOURG
                         FUNDS)                                                      Investment
                                                                                     Funds
  273    5               GOLDMAN SACHS JAPAN SMALL CAP PORTFOLIO (A SUBFUND OF       Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  274    5               GOLDMAN SACHS QUANTITATIVE TOTAL CURRENCY MASTER FUND       Open-End       Dublin               IRELAND
                         (A SUB FUND OF GOLDMAN SACHS TOTAL CURRENCY FUNDS PLC)      Investment
                                                                                     Funds
  275    5               GOLDMAN SACHS SPECIALISED FIXED INCOME PORTFOLIO (A SUBFUND Open-End       Luxembourg           LUXEMBOURG
                         OF GOLDMAN SACHS FUNDS)                                     Investment
                                                                                     Funds
  276    5               GOLDMAN SACHS STERLING BROAD FIXED INCOME PLUS PORTFOLIO (A Open-End       Luxembourg           LUXEMBOURG
                         SUBFUND OF GOLDMAN SACHS FUNDS)                             Investment
                                                                                     Funds
  277    5               GOLDMAN SACHS STERLING BROAD FIXED INCOME PORTFOLIO         Open-End       Luxembourg           LUXEMBOURG
                         (A SUBFUND OF GOLDMAN SACHS FUNDS)                          Investment
                                                                                     Funds
  278    5               GOLDMAN SACHS STERLING CREDIT PORTFOLIO (A SUBFUND OF       Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  279    5               GOLDMAN SACHS STERLING GOVERNMENT LIQUID RESERVES FUND (A   Open-End       Dublin               IRELAND
                         SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC)                  Investment
                                                                                     Funds
  280    5               GOLDMAN SACHS STERLING LIQUID RESERVES FUND (A SUB-FUND OF  Open-End       Dublin               IRELAND
                         THE GOLDMANS SACHS FUNDS, PLC)                              Investment
                                                                                     Funds
  281    5               GOLDMAN SACHS SUSTAIN PORTFOLIO (A SUBFUND OF GOLDMAN SACHS Open-End       Luxembourg           LUXEMBOURG
                         FUNDS)                                                      Investment
                                                                                     Funds
  282    5               GOLDMAN SACHS US CORE FLEX PORTFOLIO (A SUBFUND OF GOLDMAN  Open-End       Luxembourg           LUXEMBOURG
                         SACHS FUNDS)                                                Investment
                                                                                     Funds
  283    5               GOLDMAN SACHS US EQUITY ABSOLUTE RETURN PORTFOLIO           Open-End       Luxembourg           LUXEMBOURG
                         (A Subfund of Goldman Sachs Funds)                          Investment
                                                                                     Funds
  284    5               GOLDMAN SACHS US EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN     Open-End       Luxembourg           LUXEMBOURG
                         SACHS FUNDS)                                                Investment
                                                                                     Funds
  285    5               GOLDMAN SACHS US FIXED INCOME FEEDER PORTFOLIO (A SUBFUND   Open-End       Dublin               IRELAND
                         OF GOLDMAN SACHS GLOBAL FUNDS)                              Investment
                                                                                     Funds
  286    5               GOLDMAN SACHS US FIXED INCOME PORTFOLIO (A SUBFUND OF       Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  287    5               GOLDMAN SACHS US GROWTH EQUITY PORTFOLIO (A SUBFUND OF      Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  288    5               GOLDMAN SACHS US MORTGAGE BACKED SECURITIES PORTFOLIO (A    Open-End       Luxembourg           LUXEMBOURG
                         SUBFUND OF GOLDMAN SACHS FUNDS)                             Investment
                                                                                     Funds
  289    5               GOLDMAN SACHS US SMALL CAP CORE EQUITY PORTFOLIO (A SUBFUND Open-End       Luxembourg           LUXEMBOURG
                         OF GOLDMAN SACHS FUNDS)                                     Investment
                                                                                     Funds
  290    5               GOLDMAN SACHS US VALUE EQUITY PORTFOLIO (A SUBFUND OF       Open-End       Luxembourg           LUXEMBOURG
                         GOLDMAN SACHS FUNDS)                                        Investment
                                                                                     Funds
  291    5               GOLDMAN SACHS US$ ENHANCED CASH FUND (A SUBFUND OF THE      Open-End       Dublin               IRELAND
                         GOLDMANS SACHS FUNDS, PLC)                                  Investment
                                                                                     Funds
  292    5               GOLDMAN SACHS US$ LIBOR TRACKER 3 MONTHS FUND (A SUBFUND OF Open-End       Dublin               IRELAND
                         GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                      Investment
                                                                                     Funds

  194    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  195    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  196    4   50      100     N/A        N/A


  197    3   1       100     N/A        N/A

  198    3   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred shares.
  199    4   100     100     N/A        N/A


  200    4   100     100     N/A        N/A


  201    4   99      99      N/A        N/A

  202    4   1       99      N/A        N/A



  203    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  204    4   50      100     N/A        N/A


  205    4   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary B shares.
  206    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  207    5   1       100     N/A        N/A

  208    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  209    6   10      10      N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  210    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  211    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  212    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  213    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  214    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  215    6   100     100     N/A        N/A


  216    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  217    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  218    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  219    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  220    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  221    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  222    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  223    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  224    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  225    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  226    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  227    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  228    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  229    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  230    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  231    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  232    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  233    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  234    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  235    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  236    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  237    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  238    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  239    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  240    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  241    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  242    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  243    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  244    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  245    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  246    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  247    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  248    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  249    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  250    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  251    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  252    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  253    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  254    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  255    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  256    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  257    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  258    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  259    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  260    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  261    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  262    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  263    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  264    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  265    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  266    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  267    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  268    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  269    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  270    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  271    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  272    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  273    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  274    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  275    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  276    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  277    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  278    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  279    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  280    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  281    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  282    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  283    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  284    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  285    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  286    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  287    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  288    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  289    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  290    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  291    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  292    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  293    5               GOLDMAN SACHS US$ LIQUID RESERVES FUND, A SUB-FUND OF THE   Open-End       Dublin               IRELAND
                         GOLDMAN SACHS FUNDS, PLC                                    Investment
                                                                                     Funds
  294    5               GOLDMAN SACHS US$ MONEY MARKET FUND (A SUBFUND OF GOLDMAN   Open-End       Dublin               IRELAND
                         SACHS MONEY MARKET FUNDS)                                   Investment
                                                                                     Funds
  295    5               GOLDMAN SACHS US$ TREASURY LIQUID RESERVES FUND (A SUB-FUND Open-End       Dublin               IRELAND
                         OF THE GOLDMAN SACHS FUNDS, PLC)                            Investment
                                                                                     Funds
  296    5               GOLDMAN SACHS YEN LIQUID RESERVES FUND, (A SUB-FUND OF THE  Open-End       Dublin               IRELAND
                         GOLDMANS SACHS FUNDS, PLC)                                  Investment
                                                                                     Funds
  297    5               GS GLOBAL SUBORDINATED DEBT SECURITIES FX SUB-TRUST         Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  298    5               GSAMI China Equity Portfolio (a sub-fund of GSAMI China     Open-End       Dublin               IRELAND
                         Funds, Public Limited Company)                              Investment
                                                                                     Funds
  299    4            GOLDMAN SACHS BANK (EUROPE) PLC                                Commercial     Dublin               IRELAND
                                                                                     Banking
  300    4            GOLDMAN SACHS HOLDINGS (U.K.)                                  Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
  301    5               DUNVEGAN INVESTMENTS, LTD.                                  Investment     George Town          CAYMAN
                                                                                     Banking and                         ISLANDS
                                                                                     Securities
                                                                                     Dealing


  302    5               GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE LIMITED      Portfolio      Mumbai               INDIA
                                                                                     Management                          (OTHER)
  303    5               GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL                Portfolio      London               UNITED
                                                                                     Management                          KINGDOM
                                                                                                                         (OTHER)



  304    5               GOLDMAN SACHS BANK (EUROPE) PLC                             Commercial     Dublin               IRELAND
                                                                                     Banking
  305    5               GOLDMAN SACHS INTERNATIONAL                                 Investment     London               UNITED
                                                                                     Banking and                         KINGDOM
                                                                                     Securities                          (OTHER)
                                                                                     Dealing


  306    6                  ARES FINANCE S.r.l.                                      Offices of     Milan                ITALY
                                                                                     Other Holding                       (OTHER)
                                                                                     Companies




  307    6                  DUNVEGAN INVESTMENTS, LTD.                               Investment     George Town          CAYMAN
                                                                                     Banking and                         ISLANDS
                                                                                     Securities
                                                                                     Dealing


  308    6                  GOLDMAN SACHS (JERSEY) LIMITED                           Miscellaneous  Saint Helier         CHANNEL
                                                                                     Financial                           ISLANDS
                                                                                     Investment
                                                                                     Activities
  309    6                  GOLDMAN SACHS BANK (EUROPE) PLC                          Commercial     Dublin               IRELAND
                                                                                     Banking
  310    6                  GOLDMAN SACHS EUROPE LIMITED                             Investment     Saint Helier         GUERNSEY
                                                                                     Advice
  311    6                  GOLDMAN SACHS SECURITIES (NOMINEES) LIMITED              Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
  312    6                  GOLDMAN SACHS SPECIALIZED INVESTMENTS - GLOBAL TRACKER   Open-End       Senningerberg        LUXEMBOURG
                            PORTFOLIO                                                Investment
                                                                                     Funds
  313    6                  GOLDMAN SACHS SPECIALIZED INVESTMENTS - S&P GSCI         Open-End       Senningerberg        LUXEMBOURG
                            ENHANCED STRATEGY PORTFOLIO                              Investment
                                                                                     Funds
  314    6                  GOLDMAN SACHS SPECIALIZED INVESTMENTS - S&P GSCI LIGHT   Open-End       Senningerberg        LUXEMBOURG
                            ENERGY PORTFOLIO                                         Investment
                                                                                     Funds
  315    6                  GOLDMAN SACHS STRATEGIC INVESTMENTS PLC-GOLDMAN SACHS    Open-End       Dublin               IRELAND
                            DIVIDEND-LINKED EQUITY INCOME PORTFOLIO                  Investment
                                                                                     Funds
  316    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - 10 YR       Open-End       Senningerberg        LUXEMBOURG
                            MATURITY FLOATING RATE EURO PORTFOLIO                    Investment
                                                                                     Funds
  317    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - 15 YR       Open-End       Senningerberg        LUXEMBOURG
                            MATURITY FLOATING RATE EURO PORTFOLIO                    Investment
                                                                                     Funds
  318    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - 20 YR       Open-End       Senningerberg        LUXEMBOURG
                            MATURITY FLOATING RATE EURO PORTFOLIO                    Investment
                                                                                     Funds
  319    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN     Open-End       Senningerberg        LUXEMBOURG
                            SACHS ABSOLUTE RETURN TRACKER INDEX PORTFOLIO            Investment
                                                                                     Funds
  320    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV - GOLDMAN     Open-End       Senningerberg        LUXEMBOURG
                            SACHS FLOATING RATE EURO PORTFOLIO                       Investment
                                                                                     Funds
  321    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-ALTERNATIVE   Open-End       Senningerberg        LUXEMBOURG
                            ALPHA TACTICAL TRADING INDEX PORTFOLIO                   Investment
                                                                                     Funds
  322    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-GOLDMAN SACHS Open-End       Senningerberg        LUXEMBOURG
                            COMMODITY ALPHA B7 PORTFOLIO                             Investment
                                                                                     Funds
  323    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-GS DOW        Open-End       Senningerberg        LUXEMBOURG
                            JONES-UBS TOTAL RETURN ENHANCED STRATEGY E56 PORTFOLIO   Investment
                                                                                     Funds
  324    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-MACRO         Open-End       Senningerberg        LUXEMBOURG
                            HARVESTER PORTFOLIO                                      Investment
                                                                                     Funds
  325    6                  GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV-REDUCED       Open-End       Senningerberg        LUXEMBOURG
                            VOLATILITY VELOCITY AND CARRY STRATEGY PORFOLIO          Investment
                                                                                     Funds
  326    6                  GS EUROPEAN PERFORMANCE FUND LIMITED                     Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
  327    6                  GS MULTI-CURRENCY EUROPEAN PERFORMANCE FUND LIMITED      All Other      Dublin               IRELAND
                                                                                     Financial
                                                                                     Investment
                                                                                     Activities
  328    6                  HANA FINANCIAL GROUP INC.                                Investment     Seoul                KOREA,
                                                                                     Banking and                         SOUTH
                                                                                     Securities
                                                                                     Dealing
  329    6                  PRYSMIAN S.P.A.                                          Other          Milan                ITALY
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  330    6                  RESTAMOVE LIMITED                                        Security       London               UNITED
                                                                                     Systems                             KINGDOM
                                                                                     Services                            (OTHER)
                                                                                     (except
                                                                                     Locksmiths)
  331    5               GOLDMAN SACHS INTERNATIONAL FINANCE                         Commodity      London               UNITED
                                                                                     Contracts                           KINGDOM
                                                                                     Dealing                             (OTHER)
  332    5               GOLDMAN SACHS SAUDI ARABIA                                  Other          Riyadh               SAUDI
                                                                                     Financial                           ARABIA
                                                                                     Vehicles
  333    5               GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE LIMITED       Trust,         Mumbai               INDIA
                                                                                     Fiduciary, and                      (OTHER)
                                                                                     Custody
                                                                                     Activities
  334    5               GSSM HOLDING (U.K.)                                         Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  335    5               MONTAGUE PLACE CUSTODY SERVICES                             Trust,         London               UNITED
                                                                                     Fiduciary, and                      KINGDOM
                                                                                     Custody                             (OTHER)
                                                                                     Activities
  336    4            GOLDMAN SACHS INTERNATIONAL                                    Investment     London               UNITED
                                                                                     Banking and                         KINGDOM
                                                                                     Securities                          (OTHER)
                                                                                     Dealing


  337    4            GOLDMAN SACHS INTERNATIONAL BANK                               Commercial     London               UNITED
                                                                                     Banking                             KINGDOM
                                                                                                                         (OTHER)
  338    5               RESTAMOVE LIMITED                                           Security       London               UNITED
                                                                                     Systems                             KINGDOM
                                                                                     Services                            (OTHER)
                                                                                     (except
                                                                                     Locksmiths)
  339    4            GOLDMAN SACHS INTERNATIONAL FINANCE                            Commodity      London               UNITED
                                                                                     Contracts                           KINGDOM
                                                                                     Dealing                             (OTHER)
  340    4            GOLDMAN SACHS SAUDI ARABIA                                     Other          Riyadh               SAUDI
                                                                                     Financial                           ARABIA
                                                                                     Vehicles
  341    4            GS Euro Investments                                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  342    4            GS Euro Management                                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  343    4            GS LEASING HOLDINGS LIMITED                                    Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
  344    5               BEHEER- EN BELEGGINGSMAATSCHAPPIJ BEFRACO B.V.              Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  345    4            GS LEASING MANAGEMENT LIMITED                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  346    4            GS LIQUID TRADING PLATFORM I PCC                               Other          Saint                CHANNEL
                                                                                     Financial      Helier               ISLANDS
                                                                                     Vehicles
  347    4            GS LIQUID TRADING PLATFORM II LIMITED                          Other          Saint                CHANNEL
                                                                                     Financial      Helier               ISLANDS
                                                                                     Vehicles
  348    4            KILLINGHOLME POWER GROUP LIMITED                               Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
  349    5               KILLINGHOLME HOLDINGS LIMITED                               Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
  350    6                  KILLINGHOLME GENERATION LIMITED                          Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)



  351    7                     GS KILLINGHOLME CAYMAN INVESTMENTS LTD.               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  352    8                        GS KILLINGHOLME CAYMAN INVESTMENTS II LTD          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  353    9                           GS KILLINGHOLME CAYMAN INVESTMENTS III          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  354    8                        GS KILLINGHOLME CAYMAN INVESTMENTS III             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  355    7                     KPL ACQUISITIONS LIMITED                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  356    8                        KPL HOLDINGS LIMITED                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  357    7                     KPL FINANCE LIMITED                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  358    4            MONEY PARTNERS FINANCIAL COMPANY LIMITED                       Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  359    4            MONEY PARTNERS HOLDINGS LIMITED                                Offices of     Uxbridge             UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
  360    5               MONEY PARTNERS LIMITED                                      Mortgage and   Uxbridge             UNITED
                                                                                     Nonmortgage                         KINGDOM
                                                                                     Loan Brokers                        (OTHER)
  361    6                  MONEY PARTNERS FINANCE LIMITED                           Other          Uxbridge             UNITED
                                                                                     Activities                          KINGDOM
                                                                                     Related to                          (OTHER)
                                                                                     Credit
                                                                                     Intermediation
  362    4            MONTAGUE PLACE CUSTODY SERVICES                                Trust,         London               UNITED
                                                                                     Fiduciary, and                      KINGDOM
                                                                                     Custody                             (OTHER)
                                                                                     Activities
  363    4            NUFCOR INTERNATIONAL LIMITED                                   Commodity      London               UNITED
                                                                                     Contracts                           KINGDOM
                                                                                     Dealing                             (OTHER)
  364    5               NUFCOR CAPITAL LIMITED                                      Investment     London               UNITED
                                                                                     Advice                              KINGDOM
                                                                                                                         (OTHER)
  365    5               NUFCOR MINING AND TRADING LIMITED                           Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  366    4            SCADBURY UK LIMITED                                            Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  367    5               GS EQUIPMENT FINANCE I LIMITED                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  368    5               GS EQUIPMENT FINANCE II LIMITED                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  369    5               GS LEASING NO. 1 LIMITED                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  370    6                  GS LEASING                                               Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  371    5               GS LEASING NO. 3 LIMITED                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  372    6                  GS LEASING                                               Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  373    5               KILLINGHOLME GENERATION LIMITED                             Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)



  374    5               SCADBURY ASSETS                                             Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  375    5               SCADBURY FUNDING LIMITED                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  376    6                  SCADBURY ASSETS                                          Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  377    6                  SCADBURY II ASSETS LIMITED                               Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
  378    7                     KILLINGHOLME GENERATION LIMITED                       Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)



  379    4            SHIRE UK LIMITED                                               Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
  380    5               GS FUNDING INVESTMENTS LIMITED                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  381    5               GS FUNDING MANAGEMENT LIMITED                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  382    5               HECHSHIRE                                                   Investment     London               UNITED
                                                                                     Banking and                         KINGDOM
                                                                                     Securities                          (OTHER)
                                                                                     Dealing
  383    5               SHIRE ASSETS                                                Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  384    5               SHIRE FUNDING LIMITED                                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  385    6                  KILLINGHOLME GENERATION LIMITED                          Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)



  386    6                  SHIRE ASSETS                                             Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  387    5               SHIRE II ASSETS LIMITED                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  388    3         GOLDMAN SACHS PROPERTY MANAGEMENT                                 Nonresidential London               UNITED
                                                                                     property                            KINGDOM
                                                                                     managers                            (OTHER)
  389    2      GOLDMAN SACHS 1, L.P.                                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  390    2      GOLDMAN SACHS 2, L.P.                                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  391    2      GOLDMAN SACHS 2002 EXCHANGE FUND ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

  293    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  294    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  295    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  296    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  297    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  298    5   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  299    4   1       100     N/A        N/A

  300    4   100     100     N/A        N/A


  301    5   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary B shares.
  302    5   1       100     N/A        N/A

  303    5   98      99      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
  304    5   1       100     N/A        N/A

  305    5   99      100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
  306    6                                         Goldman Sachs' interest is
                                                   through owning the junior
                                                   notes issued by Ares Finance.
                                                   Goldman Sachs is not an equity
                                                   owner, but owns debt secured
                                                   by the assets owned by Ares
                                                   Finance.
  307    6   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred A shares.
  308    6   100     100     N/A        N/A



  309    6   1       100     N/A        N/A

  310    6   91      91      N/A        N/A

  311    6   100     100     N/A        N/A


  312    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  313    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  314    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  315    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  316    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  317    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  318    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  319    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  320    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  321    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  322    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  323    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  324    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  325    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  326    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  327    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  328    6   1       10      N/A        N/A



  329    6   1       31      N/A        N/A


  330    6   50      100     N/A        N/A




  331    5   99      100     N/A        N/A


  332    5   1       100     N/A        N/A


  333    5   1       100     N/A        N/A



  334    5   8       99      N/A        N/A


  335    5   99      100     N/A        N/A



  336    4   56      100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred B shares.
  337    4   100     100     N/A        N/A


  338    5   50      100     N/A        N/A




  339    4   1       100     N/A        N/A


  340    4   1       100     N/A        N/A


  341    4   100     100     N/A        N/A


  342    4   100     100     N/A        N/A


  343    4   100     100     N/A        N/A


  344    5   100     100     N/A        N/A


  345    4   100     100     N/A        N/A


  346    4   100     100     N/A        N/A


  347    4   100     100     N/A        N/A


  348    4   100     100     N/A        N/A


  349    5   100     100     N/A        N/A


  350    6   1       99      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
  351    7   100     100     N/A        N/A


  352    8   100     100     N/A        N/A


  353    9   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  354    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  355    7   100     100     N/A        N/A


  356    8   100     100     N/A        N/A


  357    7   100     100     N/A        N/A


  358    4   100     100     N/A        N/A


  359    4   100     100     N/A        N/A


  360    5   100     100     N/A        N/A


  361    6   100     100     N/A        N/A




  362    4   1       100     N/A        N/A



  363    4   100     100     N/A        N/A


  364    5   100     100     N/A        N/A


  365    5   100     100     N/A        N/A


  366    4   100     100     N/A        N/A


  367    5   100     100     N/A        N/A


  368    5   100     100     N/A        N/A


  369    5   100     100     N/A        N/A


  370    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  371    5   100     100     N/A        N/A


  372    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  373    5   13      99      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
  374    5   98      100     N/A        N/A


  375    5   100     100     N/A        N/A


  376    6   1       100     N/A        N/A


  377    6   100     100     N/A        N/A


  378    7   51      99      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
  379    4   100     100     N/A        N/A


  380    5   100     100     N/A        N/A


  381    5   100     100     N/A        N/A


  382    5   100     100     100        100



  383    5   98      100     N/A        N/A


  384    5   100     100     N/A        N/A


  385    6   36      99      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
  386    6   1       100     N/A        N/A


  387    5   100     100     N/A        N/A


  388    3   1       100     N/A        N/A


  389    2   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  390    2   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  391    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  392    3         GOLDMAN SACHS 2002 EXCHANGE PLACE FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  393    4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.                 Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  394    4            GSEP 2002 REALTY CORP.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  395    2      GOLDMAN SACHS 2004 EXCHANGE FUND ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  396    3         GOLDMAN SACHS 2004 EXCHANGE PLACE FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  397    4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.                 Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  398    4            GSEP 2004 REALTY CORP.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  399    2      GOLDMAN SACHS 2005 EXCHANGE FUND ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  400    3         GOLDMAN SACHS 2005 EXCHANGE PLACE FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  401    4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.                 Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  402    4            GSEP 2005 REALTY CORP.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  403    2      GOLDMAN SACHS 230 PARK INVESTORS, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  404    3         W2007 230 PARK, LLC                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  405    2      GOLDMAN SACHS 3, L.P.                                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  406    2      GOLDMAN SACHS 4, L.P.                                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  407    2      GOLDMAN SACHS 5, L.P.                                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  408    2      GOLDMAN SACHS ARGENTINA L.L.C.                                       Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  409    2      GOLDMAN SACHS ASSET BACKED SECURITIES CORP.                          Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
  410    2      GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                             Portfolio      Tokyo                JAPAN
                                                                                     Management
  411    3         GS JAPAN FIXED INCOME PLUS FUND                                   Open-End       Tokyo                JAPAN
                                                                                     Investment
                                                                                     Funds
  412    2      GOLDMAN SACHS ASSET MANAGEMENT, L.P.                                 Portfolio      Wilmington     DE    UNITED
                                                                                     Management                          STATES
  413    3         ACADIAN: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL Open-End       Wilmington     DE    UNITED
                   MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.                     Investment                          STATES
                                                                                     Funds
  414    3         ALPHA + MANAGERS: PORTFOLIO 7 LLC                                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  415    4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE MASTER  L.P.     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  416    3         ALPHA+ (GLOBAL EQUITY) MANAGERS: PORTFOLIO 3 [SERIES], A SERIES   Open-End       Wilmington     DE    UNITED
                   OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                Investment                          STATES
                   PORTFOLIOS, L.L.C.                                                Funds
  417    4            GMS DISCOVERY FUND, LLC                                        Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  418    3         ALPHA+ (GLOBAL EQUITY) MANAGERS: PORTFOLIO 5 [SERIES], A SERIES   Open-End       Wilmington     DE    UNITED
                   OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                Investment                          STATES
                   PORTFOLIOS, L.L.C.                                                Funds
  419    3         ALPHA+ MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF GOLDMAN SACHS  Open-End       Wilmington     DE    UNITED
                   GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.              Investment                          STATES
                                                                                     Funds
  420    3         ALPHA+ MANAGERS: PORTFOLIO 2 [SERIES], A SERIES OF GOLDMAN SACHS  Open-End       Wilmington     DE    UNITED
                   GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.              Investment                          STATES
                                                                                     Funds
  421    4            GMS DISCOVERY FUND, LLC                                        Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  422    3         ALPHA+ MANAGERS: PORTFOLIO 4 [SERIES], A SERIES OF GOLDMAN SACHS  Open-End       Wilmington     DE    UNITED
                   GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,  L.L.C.             Investment                          STATES
                                                                                     Funds
  423    3         ALPHA+ MANAGERS: PORTFOLIO 6 LLC                                  Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  424    4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE MASTER L.P.      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  425    3         ALTRINSIC: NON-US EQUITY LLC                                      Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  426    4            ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  427    3         ARTISAN: ALPHA+ (NON-US EQUITY) [SERIES], A SERIES OF GOLDMAN     Open-End       Wilmington     DE    UNITED
                   SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.        Investment                          STATES
                                                                                     Funds
  428    3         BOSTON GLOBAL INVESTMENT TRUST - ENHANCED PORTFOLIO II            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  429    3         BOSTON GLOBAL INVESTMENT TRUST ENHANCED PORTFOLIO                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  430    3         DONALD SMITH: SMALL CAP VALUE [SERIES], A SERIES OF GOLDMAN SACHS Open-End       Wilmington     DE    UNITED
                   GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.              Investment                          STATES
                                                                                     Funds
  431    3         EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 LLC                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  432    4            EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE MASTER  Open-End       George Town          CAYMAN
                      L.P.                                                           Investment                          ISLANDS
                                                                                     Funds
  433    3         FAIRHOLME: ALPHA+ [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL      Open-End       Wilmington     DE    UNITED
                   MANAGER STRATEGIES MANAGED PORTFOLIOS, L.L.C.                     Investment                          STATES
                                                                                     Funds
  434    3         GMS DISCOVERY FUND, LLC                                           Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  435    3         GOLDMAN SACHS 130/30 FUNDAMENTAL EQUITY STRATEGY FUND SEED        Other          Wilmington     DE    UNITED
                   ACCOUNT, LLC                                                      Financial                           STATES
                                                                                     Vehicles
  436    3         GOLDMAN SACHS 2007 LIQUIDITY ADVISORS, L.L.C.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  437    4            GOLDMAN SACHS LIQUIDITY PARTNERS 2007 OFFSHORE, L.P.           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  438    4            GOLDMAN SACHS LIQUIDITY PARTNERS 2007, L.P.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  439    4            GS CREDIT OPPORTUNITIES 2007, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  440    5               GS MEZZANINE PARTNERS V, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  441    6                  GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  442    7                     GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  443    8                        GSMP V ONSHORE INTERNATIONAL, LTD.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  444    8                        GSMP V ONSHORE INVESTMENT FUND, LTD.               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  445    8                        GSMP V ONSHORE S.a. r.l.                           Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
  446    8                        GSMP V ONSHORE SENIOR S.A R.L.                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
  447    8                        GSMP V ONSHORE US, LTD.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  448    9                           MONEYGRAM INTERNATIONAL, INC.                   Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
  449    6                  GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  450    3         GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.                       Portfolio      Sao Paulo            BRAZIL
                                                                                     Management
  451    4            GOLDMAN SACHS IBOVESPA PLUS FUNDO DE INVESTIMENTO EM COTAS DE  Open-End       Sao Paulo            BRAZIL
                      FUNDOS DE INVESTIMENTO EM ACOES                                Investment
                                                                                     Funds
  452    5               GOLDMAN SACHS MASTER IBOVESPA ATIVO - FUNDO DE INVESTIMENTO Open-End       Rio de               BRAZIL
                         EM ACOES                                                    Investment     Janeiro
                                                                                     Funds
  453    4            GOLDMAN SACHS MULTIESTRATEGIA FUNDO DE INVESTIMENTO EM COTAS   Open-End       Sao Paulo            BRAZIL
                      DE FUNDOS DE INVESTIMENTO MULTIMERCADO                         Investment
                                                                                     Funds
  454    5               GOLDMAN SACHS MASTER HEDGE FUNDO DE INVESTIMENTO            Open-End       Rio de               BRAZIL
                         MULTIMERCADO                                                Investment     Janeiro
                                                                                     Funds
  455    4            GOLDMAN SACHS RENDA FIXA PLUS FUNDO DE INVESTIMENTO EM COTAS   Open-End       Sao Paulo            BRAZIL
                      DE FUNDOS DE INVESTIMENTO                                      Investment
                                                                                     Funds
  456    5               GOLDMAN SACHS MASTER RENDA FIXA FUNDO DE INVESTIMENTO       Open-End       Rio de               BRAZIL
                                                                                     Investment     Janeiro
                                                                                     Funds
  457    3         GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                          Portfolio      Tokyo                JAPAN
                                                                                     Management
  458    3         GOLDMAN SACHS ASSET MANAGEMENT KOREA CO., LTD.                    Portfolio      Chong Ro-Gu          KOREA,
                                                                                     Management                          SOUTH
  459    4            CREDIT HOLEINONE PP FI                                         Open-End       Chong Ro-Gu          KOREA,
                                                                                     Investment                          SOUTH
                                                                                     Funds
  460    4            HANA FINANCIAL GROUP INC.                                      Investment     Seoul                KOREA,
                                                                                     Banking and                         SOUTH
                                                                                     Securities
                                                                                     Dealing
  461    4            HOLEINONE PP DERIV. 3                                          Open-End       Chong Ro-Gu          KOREA,
                                                                                     Investment                          SOUTH
                                                                                     Funds
  462    3         GOLDMAN SACHS BANK LOAN SUB-TRUST (IN JAPAN FOR QUALIFIED         Open-End       George Town          CAYMAN
                   INSTITUTIONAL INVESTORS ONLY)                                     Investment                          ISLANDS
                                                                                     Funds
  463    4            GOLDMAN SACHS BANK LOAN PORTFOLIO (A SUBFUND OF GOLDMAN SACHS  Open-End       Dublin               IRELAND
                      INSTITUTIONAL FUNDS II PLC)                                    Investment
                                                                                     Funds
  464    5               ABS Loans 2007 Limited                                      Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  465    3         GOLDMAN SACHS CANADIAN LONG DURATION PLUS FIXED INCOME FUND       Open-End       Toronto        ON    CANADA
                                                                                     Investment
                                                                                     Funds
  466    3         GOLDMAN SACHS CATASTROPHE RISK PREMIUM OPPORTUNITIES ADVISORS     Other          Wilmington     DE    UNITED
                   III, L.L.C.                                                       Financial                           STATES
                                                                                     Vehicles
  467    4            GOLDMAN SACHS CATASTROPHE RISK PREMIUM OPPORTUNITIES FUND      Other          George Town          CAYMAN
                      OFFSHORE III, L.P.                                             Financial                           ISLANDS
                                                                                     Vehicles
  468    4            GOLDMAN SACHS CATASTROPHE RISK PREMIUM OPPORTUNITIES MASTER    Other          George Town          CAYMAN
                      FUND III, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
  469    5               SIGMA RE LTD.                                               Other          Hamilton             BERMUDA
                                                                                     Financial
                                                                                     Vehicles
  470    3         GOLDMAN SACHS COMMODITIES FUND, LLC                               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  471    3         GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND, LLC                   Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  472    3         GOLDMAN SACHS CONCENTRATED MEZZANINE AND DISTRESSED FUND, LLC     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  473    4            GS MEZZANINE PARTNERS 2006, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  474    5               GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  475    6                  GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  476    7                     GSMP 2006 ONSHORE INVESTMENT FUND, L.L.C.             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  477    8                        GSMP 2006 ONSHORE INTERNATIONAL, LTD.              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  478    9                           GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL, LTD.  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  479   10                              GSMP 2006 Onshore Holdings S.a r.l.          Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
  480    9                           SEVRES II S.A.R.L.                              Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  481   10                              MEDIANNUAIRE HOLDING                         Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  482   11                                 MEDIANNUAIRE                              Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  483   12                                    PAGESJAUNES GROUPE                     Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  484    8                        GSMP 2006 ONSHORE US, LTD.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  485    9                           GSMP 2006 ONSHORE HOLDINGS US, LTD.             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  486    7                     GSMP 2006 ONSHORE S.A.R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
  487    5               GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  488    3         GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES GP, LLC                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  489    4            GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER FUND, L.P.      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  490    3         GOLDMAN SACHS CORE EUROPE FLEX FUND                               Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds

  392    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  393    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  394    4   100     100     N/A        N/A


  395    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  396    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  397    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  398    4   100     100     N/A        N/A


  399    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  400    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  401    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  402    4   100     100     N/A        N/A


  403    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  404    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  405    2   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  406    2   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  407    2   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  408    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  409    2   100     100     N/A        N/A





  410    2   1       100     N/A        N/A

  411    3   100     100     N/A        N/A


  412    2   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
  413    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  414    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  415    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  416    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  417    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  418    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  419    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  420    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  421    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  422    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  423    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  424    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  425    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  426    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  427    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  428    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  429    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  430    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  431    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  432    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  433    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  434    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  435    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  436    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  437    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  438    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  439    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  440    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  441    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  442    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  443    8   100     100     N/A        N/A


  444    8   100     100     N/A        N/A


  445    8   100     100     N/A        N/A


  446    8   100     100     N/A        N/A


  447    8   100     100     N/A        N/A


  448    9   7       100     N/A        N/A





  449    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  450    3   99      100     N/A        N/A

  451    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  452    5   21      100     N/A        N/A


  453    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  454    5   42      100     N/A        N/A


  455    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  456    5   10      100     N/A        N/A


  457    3   99      100     N/A        N/A

  458    3   100     100     N/A        N/A

  459    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  460    4   1       10      N/A        N/A



  461    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  462    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  463    4   75      75      N/A        N/A


  464    5   100     100     N/A        N/A


  465    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  466    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  467    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  468    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  469    5   100     100     N/A        N/A


  470    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  471    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  472    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  473    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  474    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  475    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  476    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  477    8   100     100     N/A        N/A


  478    9   100     100     N/A        N/A


  479   10   100     100     N/A        N/A


  480    9   4       73      4          73


  481   10   29      29      N/A        N/A


  482   11   100     100     N/A        N/A


  483   12   54      54      N/A        N/A


  484    8   100     100     N/A        N/A


  485    9   100     100     N/A        N/A


  486    7   100     100     N/A        N/A


  487    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  488    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  489    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  490    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  491    3         GOLDMAN SACHS CORE GLOBAL FLEX FUND                               Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  492    3         GOLDMAN SACHS CORE JAPAN FLEX FUND                                Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  493    3         GOLDMAN SACHS CORE US FLEX FUND                                   Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  494    3         GOLDMAN SACHS CORPORATE CREDIT INVESTMENT FUND, LLC               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  495    3         GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 GP, L.L.C.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  496    4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND OFFSHORE, L.P.    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  497    5               GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND, L.P.   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  498    4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND, L.P.             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  499    5               GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND, L.P.   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  500    4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER FUND, L.P.      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  501    3         GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL 2008 ADVISORS,   Other          Wilmington     DE    UNITED
                   L.L.C.                                                            Financial                           STATES
                                                                                     Vehicles
  502    4            GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL 2008          Open-End       George Town          CAYMAN
                      FUND, L.P.                                                     Investment                          ISLANDS
                                                                                     Funds
  503    3         GOLDMAN SACHS DIRECT STRATEGIES EMPLOYEE FUND, LLC                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  504    3         GOLDMAN SACHS DIRECT STRATEGIES QEP EMPLOYEE FUND, LLC            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  505    3         GOLDMAN SACHS EMERGING MARKET BOND LOCAL SUB-TRUST                Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  506    3         GOLDMAN SACHS EMERGING MARKET BOND PLUS SUB-TRUST                 Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  507    3         GOLDMAN SACHS EMERGING MARKET BOND SUB-TRUST (IN JAPAN FOR        Open-End       George Town          CAYMAN
                   QUALIFIED INSTITUTIONAL INVESTORS ONLY)                           Investment                          ISLANDS
                                                                                     Funds
  508    3         GOLDMAN SACHS EMERGING MARKETS GP, LLC                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  509    4            GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING MARKETS MASTER  Open-End       George Town          CAYMAN
                      FUND, L.P.                                                     Investment                          ISLANDS
                                                                                     Funds
  510    3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND, LLC            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  511    3         GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND, LLC             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  512    4            GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING MARKETS MASTER  Open-End       George Town          CAYMAN
                      FUND, L.P.                                                     Investment                          ISLANDS
                                                                                     Funds
  513    3         GOLDMAN SACHS ENHANCED COMMODITY SUB-TRUST (IN JAPAN FOR          Open-End       George Town          CAYMAN
                   QUALIFIED INSTITUTIONAL INVESTORS ONLY)                           Investment                          ISLANDS
                                                                                     Funds
  514    3         GOLDMAN SACHS EXOTIC BALANCE FUND (IN JAPAN FOR QUALIFIED         Open-End       George Town          CAYMAN
                   INSTITUTIONAL INVESTORS ONLY)                                     Investment                          ISLANDS
                                                                                     Funds
  515    3         GOLDMAN SACHS FUNDAMENTAL EQUITY LONG SHORT FUND, LLC             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  516    3         GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND, LLC                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  517    3         GOLDMAN SACHS GLOBAL ALPHA EMPLOYEE FUND, LLC                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  518    3         GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND PLC                Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  519    3         GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND, LLC               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  520    3         GOLDMAN SACHS GLOBAL EQUITY PARTNERS I, LLC                       Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  521    3         GOLDMAN SACHS GLOBAL HIGH YIELD BOND SUB-TRUST (IN JAPAN FOR      Open-End       George Town          CAYMAN
                   QUALIFIED INSTITUTIONAL INVESTORS ONLY)                           Investment                          ISLANDS
                                                                                     Funds
  522    3         GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND, LLC                      Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  523    4            GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER FUND, L.P.      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  524    3         GOLDMAN SACHS GLOBAL VOLATILITY GP, LLC                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  525    4            GOLDMAN SACHS GLOBAL VOLATILITY MASTER FUND, L.P.              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  526    3         GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                           Investment     Wilmington     DE    UNITED
                                                                                     Advice                              STATES
  527    4            GOLDMAN SACHS ACCESS FUND GSIP/LH GP, LLC                      Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  528    5               Goldman Sachs Access - Goldman Sachs                        Open-End       Wilmington     DE    UNITED
                         Investment Partners/Liberty Harbor, L.P.                    Investment                          STATES
                                                                                     Funds
  529    4            GOLDMAN SACHS ACCESS FUNDS GP, LLC                             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  530    5               GOLDMAN SACHS DIVERSIFIED STRATEGIES FUND, L.P.             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  531    4            GOLDMAN SACHS BH FUND ONSHORE, LLC                             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  532    4            GOLDMAN SACHS CLASSIC OFFSHORE HOLDINGS, LTD.                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  533    5               GOLDMAN SACHS CLASSIC HOLDINGS, LLC                         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  534    4            GOLDMAN SACHS DEWORDE ONSHORE, LLC                             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  535    4            GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND, LLC                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  536    4            GOLDMAN SACHS DIRECT STRATEGIES FUND II, LLC                   Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  537    4            GOLDMAN SACHS DIRECT STRATEGIES FUND, LLC                      Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  538    4            GOLDMAN SACHS DIRECT STRATEGIES FUNDAMENTAL FUND, LLC          Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  539    4            GOLDMAN SACHS DIRECT STRATEGIES PLC                            Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  540    5               GOLDMAN SACHS GLOBAL ALPHA FUND PLC                         Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  541    4            GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND, LLC         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  542    4            GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR                         Open-End       George Town          CAYMAN
                      PORTFOLIO YEN FUND (FOR QUALIFIED INSTITUTIONAL INVESTORS)     Investment                          ISLANDS
                                                                                     Funds
  543    5               TE JENKINS INVESTORS, LTD.                                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  544    4            GOLDMAN SACHS EOR FUND (FOR QUALIFIED INSTITUTIONAL INVESTORS) Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  545    4            GOLDMAN SACHS EP PARTNERS SPC                                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  546    4            GOLDMAN SACHS EP PARTNERS, LLC                                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  547    4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT II PLC                  Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  548    5               TE HAYGROUND COVE INVESTORS, LTD.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  549    4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT II, LLC                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  550    5               TE HAYGROUND COVE PORTFOLIO, LTD.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  551    4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC                     Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  552    5               TE HAYGROUND COVE INVESTORS, LTD.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  553    4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT, LLC                    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  554    5               TE HAYGROUND COVE PORTFOLIO, LTD.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  555    4            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II PLC             Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  556    4            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II, LLC            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  557    4            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES PLC                Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  558    4            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES, LLC               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  559    4            GOLDMAN SACHS GLOBAL RELATIVE VALUE II, LLC                    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  560    4            GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                        Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  561    4            GOLDMAN SACHS GLOBAL RELATIVE VALUE, LLC                       Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  562    4            GOLDMAN SACHS GLOBAL STRATEGIC COMMODITIES FUND, LLC           Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  563    4            GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC                   Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  564    4            GOLDMAN SACHS GLOBAL TACTICAL TRADING II, LLC                  Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  565    4            GOLDMAN SACHS GLOBAL TACTICAL TRADING III, LLC                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  566    4            GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL PLC        Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  567    4            GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                      Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  568    5               TE JENKINS INVESTORS, LTD.                                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  569    4            GOLDMAN SACHS GLOBAL TACTICAL TRADING, LLC                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  570    5               GOLDMAN SACHS SHERWOOD FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  571    4            GOLDMAN SACHS GLOBAL TRADING ADVISORS LLC                      Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  572    4            GOLDMAN SACHS GREEN ORCHARD FUND (FOR QUALIFIED INSTITUTIONAL  Open-End       George Town          CAYMAN
                      INVESTORS)                                                     Investment                          ISLANDS
                                                                                     Funds
  573    4            GOLDMAN SACHS GTT INSTITUTIONAL YEN FUND, A SUB-FUND OF        Open-End       Dublin               IRELAND
                      GOLDMAN SACHS MULTI MANAGER FUNDS                              Investment
                                                                                     Funds
  574    5               GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL PLC     Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  575    4            GOLDMAN SACHS GTT INSTITUTIONAL YEN UNIT TRUST                 Open-End       George Town          CAYMAN
                      (FOR QUALIFIED INSTITUTIONAL INVESTORS)                        Investment                          ISLANDS
                                                                                     Funds
  576    4            GOLDMAN SACHS GTT YEN (PA) FUND, A SUB-FUND OF                 Open-End       Dublin               IRELAND
                      GOLDMAN SACHS MULTI MANAGER FUNDS                              Investment
                                                                                     Funds
  577    5               GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                   Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  578    4            GOLDMAN SACHS GTT YEN FUND, A SUB-FUND OF                      Open-End       Dublin               IRELAND
                      GOLDMAN SACHS MULTI MANAGER FUNDS                              Investment
                                                                                     Funds
  579    5               GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                   Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  580    4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2007), LLC             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  581    5               GOLDMAN SACHS SHERWOOD FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  582    4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2008), LLC             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  583    5               GOLDMAN SACHS SHERWOOD FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  584    4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LLC                    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  585    4            GOLDMAN SACHS HEDGE FUND PARTNERS II, LLC                      Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  586    4            GOLDMAN SACHS HEDGE FUND PARTNERS III, LLC                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  587    4            GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LLC                    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  588    4            GOLDMAN SACHS HEDGE FUND PARTNERS, LLC                         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  589    4            GOLDMAN SACHS HEDGE FUND PORTFOLIO II PLC                      Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds

  491    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  492    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  493    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  494    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  495    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  496    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  497    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  498    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  499    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  500    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  501    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  502    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  503    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  504    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  505    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  506    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  507    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  508    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  509    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  510    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  511    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  512    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  513    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  514    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  515    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  516    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  517    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  518    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  519    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  520    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  521    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  522    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  523    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  524    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  525    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  526    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
  527    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  528    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  529    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  530    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  531    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  532    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  533    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  534    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  535    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  536    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  537    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  538    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  539    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  540    5   1       4       N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  541    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  542    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  543    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  544    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  545    4   100     100     N/A        N/A


  546    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  547    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  548    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  549    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  550    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  551    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  552    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  553    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  554    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  555    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  556    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  557    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  558    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  559    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  560    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  561    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  562    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  563    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  564    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  565    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  566    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  567    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  568    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  569    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  570    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  571    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  572    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  573    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  574    5   100     100     N/A        N/A


  575    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  576    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  577    5   19      57      N/A        N/A


  578    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  579    5   3       57      N/A        N/A


  580    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  581    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  582    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  583    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  584    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  585    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  586    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  587    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  588    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  589    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  590    5               GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC                  Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  591    5               GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES PLC             Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  592    5               GOLDMAN SACHS GLOBAL FUNDAMENTAL  STRATEGIES SPV LIMITED    Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  593    5               GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC                  Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  594    5               GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                     Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  595    5               GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC                Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  596    5               GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                   Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  597    5               GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  598    4            GOLDMAN SACHS HEDGE FUND PORTFOLIO III PLC                     Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  599    5               GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC              Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  600    5               GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II PLC          Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  601    5               GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II SPV LIMITED  Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  602    5               GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC                  Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  603    5               GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                     Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  604    5               GOLDMAN SACHS GLOBAL TACTICAL TRADING III PLC               Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  605    5               GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                   Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  606    5               GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  607    4            GOLDMAN SACHS HEDGE FUND PORTFOLIO INSTITUTIONAL PLC           Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  608    5               TE JENKINS INVESTORS, LTD.                                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  609    4            GOLDMAN SACHS HEDGE FUND PORTFOLIO PLC                         Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  610    5               GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC                  Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  611    5               GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES PLC             Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  612    5               GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED     Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  613    5               GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                     Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  614    5               GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC                   Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
  615    5               GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  616    4            GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LLC                      Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  617    4            GOLDMAN SACHS HFS STRATEGIC EMERGING MARKETS FUND, LLC         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  618    4            GOLDMAN SACHS MARKET INDEPENDENT FUND (2007), LLC              Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  619    4            GOLDMAN SACHS MARKET INDEPENDENT FUND, LLC                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  620    4            GOLDMAN SACHS MULTI-STRATEGY DILLON TRUST PORTFOLIO, LLC       Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  621    4            GOLDMAN SACHS MULTI-STRATEGY G-FAMILY FUND, LLC                Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  622    5               GOLDMAN SACHS SHERWOOD FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  623    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO (NJ), LLC               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  624    5               GOLDMAN SACHS SHERWOOD FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  625    5               TE HAYGROUND COVE PORTFOLIO, LTD.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  626    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO FDEG FAMILY, LLC        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  627    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE)       Open-End       Wilmington     DE    UNITED
                      HOLDINGS, LLC                                                  Investment                          STATES
                                                                                     Funds
  628    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO III, L.P.               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  629    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO MAGUIRE, LLC            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  630    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SMG FAMILY FUND, LLC    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  631    5               GOLDMAN SACHS SHERWOOD FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  632    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO XI, LLC                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  633    4            GOLDMAN SACHS PRINCETON FUND, LLC                              Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  634    5               GOLDMAN SACHS SHERWOOD FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  635    4            GOLDMAN SACHS PROPRIETARY ACCESS FUND, LLC                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  636    4            GOLDMAN SACHS RP PARTNERS SPC                                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  637    4            GOLDMAN SACHS RP PARTNERS, LLC                                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  638    4            GOLDMAN SACHS SELECT ACCESS FUND, L.P.                         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  639    4            GOLDMAN SACHS SELECT FUND II, LLC                              Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  640    4            GOLDMAN SACHS SELECT FUND, LLC                                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  641    4            GOLDMAN SACHS SHERWOOD FUND, LLC                               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  642    4            GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE FUND, LLC       Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  643    4            GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LLC                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  644    4            GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, L.P.                  Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  645    4            GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT PARTNERS, LLC          Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  646    5               TE HAYGROUND COVE PORTFOLIO, LTD.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  647    4            GOLDMAN SACHS SYM FUND (FOR QUALIFIED INSTITUTIONAL INVESTORS) Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  648    4            GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LLC          Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  649    5               GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  650    4            GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE FUND 2006, LLC  Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  651    4            GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  652    4            GOLDMAN SACHS WEST STREET PARTNERS, LLC                        Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  653    5               GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  654    4            GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND 2007, LLC        Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  655    4            GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2006                 Open-End       Wilmington     DE    UNITED
                      SEGREGATED PORTFOLIO                                           Investment                          STATES
                                                                                     Funds
  656    4            GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2007                 Open-End       Wilmington     DE    UNITED
                      SEGREGATED PORTFOLIO                                           Investment                          STATES
                                                                                     Funds
  657    4            GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2006                 Open-End       Wilmington     DE    UNITED
                      SEGREGATED PORTFOLIO                                           Investment                          STATES
                                                                                     Funds
  658    4            GS EH HOLDINGS, LLC                                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  659    4            Goldman Sachs Multi-Strategy Portfolio RT, LLC                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  660    5               GOLDMAN SACHS SHERWOOD FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  661    4            HIGHBRIDGE MANAGED PORTFOLIO FEEDER, LTD.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  662    4            HIGHBRIDGE MANAGED PORTFOLIO MASTER, LTD.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  663    4            TE ACLLP INVESTORS, LTD.                                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  664    4            TE ACLLP PORTFOLIO, LTD.                                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  665    4            TE CALEL INVESTORS, LTD.                                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  666    4            TE CALEL PORTFOLIO, LTD.                                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  667    4            TE HAYGROUND COVE INVESTORS, LTD.                              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  668    4            TE HAYGROUND COVE PORTFOLIO, LTD.                              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  669    4            TE JENKINS INVESTORS, LTD.                                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  670    4            TE JENKINS PORTFOLIO, LTD.                                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  671    3         GOLDMAN SACHS KOKUSAI FIXED INCOME PASSIVE SUB-TRUST              Open-End       George Town          CAYMAN
                   (IN JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)             Investment                          ISLANDS
                                                                                     Funds
  672    3         GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 ADVISORS, L.L.C.      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  673    4            GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 FUND, L.P.         Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  674    3         GOLDMAN SACHS LIQUIDITY PARTNERS 2007 PMD FUND, LLC               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  675    3         GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES ADVISORS, L.L.C.      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  676    4            GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES FUND, L.P.         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  677    4            GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES OFFSHORE           Other          George Town          CAYMAN
                      FUND, L.P.                                                     Financial                           ISLANDS
                                                                                     Vehicles
  678    3         GOLDMAN SACHS QUANTITATIVE COMMODITIES ALPHA FUND, LLC            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  679    3         GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND, LLC           Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  680    3         GOLDMAN SACHS SMC CREDIT OPPORTUNITIES 2008 ADVISORS, L.L.C.      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  681    4            GOLDMAN SACHS SMC CREDIT OPPORTUNITIES 2008 FUND, L.P.         Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  682    3         GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND, LLC                  Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  683    4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND, L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  684    3         GOLDMAN SACHS SUPERCONCENTRATED GROWTH GP, LLC                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  685    4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND OFFSHORE, L.P.     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  686    5               GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND, L.P.    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  687    4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER FUND, L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  688    3         GOLDMAN SACHS US EQUITY MARKET NEUTRAL FUND (UNIT TRUST)          Open-End       Dublin               IRELAND
                   (IN JAPAN CLASS B FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)     Investment
                   (A SUBFUND OF GOLDMAN SACHS SELECT INVESTMENT FUNDS)              Funds

  590    5   7       57      N/A        N/A


  591    5   5       34      N/A        N/A


  592    5   3       59      N/A        N/A


  593    5   22      83      N/A        N/A


  594    5   2       36      N/A        N/A


  595    5   23      23      N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  596    5   2       57      N/A        N/A


  597    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  598    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  599    5   57      57      N/A        N/A


  600    5   35      35      N/A        N/A


  601    5   32      32      N/A        N/A


  602    5   61      83      N/A        N/A


  603    5   7       36      N/A        N/A


  604    5   85      85      N/A        N/A


  605    5   7       57      N/A        N/A


  606    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  607    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  608    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  609    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  610    5   50      57      N/A        N/A


  611    5   29      34      N/A        N/A


  612    5   28      59      N/A        N/A


  613    5   27      36      N/A        N/A


  614    5   26      57      N/A        N/A


  615    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  616    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  617    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  618    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  619    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  620    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  621    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  622    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  623    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  624    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  625    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  626    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  627    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  628    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  629    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  630    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  631    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  632    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  633    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  634    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  635    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  636    4   100     100     N/A        N/A


  637    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  638    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  639    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  640    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  641    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  642    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  643    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  644    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  645    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  646    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  647    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  648    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  649    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  650    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  651    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  652    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  653    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  654    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  655    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  656    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  657    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  658    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  659    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  660    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  661    4   100     100     N/A        N/A


  662    4   100     100     N/A        N/A


  663    4   100     100     N/A        N/A


  664    4   100     100     N/A        N/A


  665    4   100     100     N/A        N/A


  666    4   100     100     1          1


  667    4   100     100     N/A        N/A


  668    4   100     100     N/A        N/A


  669    4   100     100     N/A        N/A


  670    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  671    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  672    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  673    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  674    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  675    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  676    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  677    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  678    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  679    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  680    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  681    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  682    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  683    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  684    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  685    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  686    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  687    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  688    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  689    3         GOLDMAN SACHS YEN LIBOR PLUS FUND #1 (IN JAPAN FOR QUALIFIED      Open-End       George Town          CAYMAN
                   INSTITUTIONAL INVESTORS ONLY)                                     Investment                          ISLANDS
                                                                                     Funds
  690    3         GS GLOBAL SUBORDINATED DEBT SECURITIES FX SUB-TRUST               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  691    3         GS TACS ACTIVE CONTINUOUS (INTERNATIONAL), LLC                    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  692    3         GS TACS ACTIVE CONTINUOUS (U.S. LARGE CAP), LLC                   Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  693    3         GS TACS ENHANCED DIVIDEND (U.S. LARGE CAP), LLC                   Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  694    3         GS TACS MARKET CONTINUOUS (INTERNATIONAL), LLC                    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  695    3         GS TACS MARKET CONTINUOUS (U.S. LARGE CAP), LLC                   Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  696    3         GS TACS OPTION-ADJUSTED ACTIVE CONTINUOUS (U.S. LARGE CAP), LLC   Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  697    3         GSAM (GMS Cayman GP) Ltd.                                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  698    4            ACADIAN: NON-US EQUITY OFFSHORE L.P.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  699    4            ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  700    4            ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) OFFSHORE L.P.          Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  701    4            DONALD SMITH: SMALL CAP VALUE OFFSHORE L.P.                    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  702    4            DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 3           Open-End       George Town          CAYMAN
                      OFFSHORE L.P.                                                  Investment                          ISLANDS
                                                                                     Funds
  703    4            DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 5           Open-End       George Town          CAYMAN
                      OFFSHORE L.P.                                                  Investment                          ISLANDS
                                                                                     Funds
  704    4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  705    4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  706    4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  707    4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE MASTER L.P.      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  708    4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE MASTER L.P.      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  709    4            EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  710    5               EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE      Open-End       George Town          CAYMAN
                         MASTER L.P.                                                 Investment                          ISLANDS
                                                                                     Funds
  711    4            EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE         Open-End       George Town          CAYMAN
                      MASTER L.P.                                                    Investment                          ISLANDS
                                                                                     Funds
  712    4            FAIRHOLME: DYNAMIC EQUITY OFFSHORE L.P.                        Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  713    4            LARGE CAP GROWTH MANAGERS: PORTFOLIO 1 OFFSHORE L.P.           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  714    4            LARGE CAP VALUE MANAGERS: PORTFOLIO 1 OFFSHORE L.P.            Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  715    4            LATEEF: ALPHA + OFFSHORE MASTER L.P.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  716    4            LATEEF: ALPHA+ OFFSHORE L.P.                                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  717    4            LSV: NON-US EQUITY OFFSHORE L.P.                               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  718    4            NON-US EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  719    4            NON-US EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  720    4            NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE MASTER L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  721    4            NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  722    5               NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER L.P.    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  723    4            NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  724    4            NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE L.P.              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  725    5               NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER L.P.    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  726    4            NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  727    4            PICTET: NON-US EQUITY OFFSHORE L.P.                            Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  728    5               PICTET: NON-US EQUITY OFFSHORE MASTER L.P.                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  729    4            PICTET: NON-US EQUITY OFFSHORE MASTER L.P.                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  730    4            SMALL CAP MANAGERS: PORTFOLIO 1 OFFSHORE L.P.                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  731    4            SPRUCEGROVE: NON-US EQUITY OFFSHORE L.P.                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  732    4            TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1 OFFSHORE L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  733    4            TRILOGY: NON-US EQUITY OFFSHORE L.P.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  734    4            VONTOBEL: NON-US EQUITY OFFSHORE L.P.                          Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  735    5               VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.                Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  736    4            VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  737    4            WILLIAM BLAIR: NON-US EQUITY OFFSHORE L.P.                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  738    3         GSAM INDIA HOLDINGS LIMITED                                       Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
  739    4            GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE LIMITED         Portfolio      Mumbai               INDIA
                                                                                     Management                          (OTHER)
  740    4            GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE LIMITED          Trust,         Mumbai               INDIA
                                                                                     Fiduciary, and                      (OTHER)
                                                                                     Custody
                                                                                     Activities
  741    3         LARGE CAP GROWTH MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF      Open-End       Wilmington     DE    UNITED
                   GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                   Investment                          STATES
                   PORTFOLIOS, L.L.C.                                                Funds
  742    3         LARGE CAP VALUE MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF       Open-End       Wilmington     DE    UNITED
                   GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                   Investment                          STATES
                   PORTFOLIOS, L.L.C.                                                Funds
  743    3         LATEEF:  ALPHA+ LLC                                               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  744    3         LIBERTY HARBOR I AGGREGATING FUND, LLC                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  745    4            LIBERTY HARBOR MASTER FUND I, L.P.                             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  746    5               GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER FUND, L.P.   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  747    5               LH (MAURITIUS) II LIMITED                                   Open-End       Ebene                MAURITIUS
                                                                                     Investment
                                                                                     Funds
  748    5               LH (MAURITIUS) LIMITED                                      Open-End       Ebene                MAURITIUS
                                                                                     Investment
                                                                                     Funds
  749    3         LIBERTY HARBOR I GP, LLC                                          Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  750    4            LIBERTY HARBOR MASTER FUND I, L.P.                             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  751    4            LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  752    5               LIBERTY HARBOR MASTER FUND I, L.P.                          Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  753    3         LIBERTY HARBOR I QP FUND, LLC                                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  754    4            LIBERTY HARBOR I AGGREGATING FUND, LLC                         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  755    3         LIBERTY HARBOR I, LLC                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  756    4            LIBERTY HARBOR I AGGREGATING FUND, LLC                         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  757    3         LIBERTY HARBOR SPECIAL INVESTMENTS, LLC                           Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  758    3         LSV: NON-US EQUITY LLC                                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  759    3         Liberty Harbor Distressed Credit Opportunities Advisors, LLC      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  760    4            LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  761    4            LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES FUND            Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
  762    5               LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES OFFSHORE     Other          George Town          CAYMAN
                         HOLDINGS, LTD.                                              Financial                           ISLANDS
                                                                                     Vehicles
  763    6                  LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  764    4            Liberty Harbor Distressed Credit Opportunities Fund, L.P.      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  765    5               LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  766    3         NON-US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]                       Open-End       New York       NY    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  767    3         NON-US EQUITY MANAGERS: PORTFOLIO 1 [SERIES],                     Open-End       Wilmington     DE    UNITED
                   A SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES               Investment                          STATES
                   MANAGED PORTFOLIOS, L.L.C.                                        Funds
  768    3         NON-US EQUITY MANAGERS: PORTFOLIO 2 [SERIES],                     Open-End       Wilmington     DE    UNITED
                   A SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES               Investment                          STATES
                   MANAGED PORTFOLIOS, L.L.C.                                        Funds
  769    3         NON-US EQUITY MANAGERS: PORTFOLIO 3 LLC                           Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  770    4            NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE MASTER L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  771    3         NON-US EQUITY MANAGERS: PORTFOLIO 4 LLC                           Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  772    4            NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE MASTER L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  773    3         NON-US EQUITY MANAGERS: PORTFOLIO 5 LLC                           Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  774    4            NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE MASTER L.P.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  775    3         PICTET: NON-US EQUITY LLC                                         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  776    4            PICTET: NON-US EQUITY OFFSHORE MASTER L.P.                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  777    3         SMALL CAP MANAGERS: PORTFOLIO 1 [SERIES], A                       Open-End       Wilmington     DE    UNITED
                   SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES                 Investment                          STATES
                   MANAGED PORTFOLIOS, L.L.C.                                        Funds
  778    3         SPRUCEGROVE: NON-US EQUITY LLC                                    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  779    3         TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1                        Open-End       Wilmington     DE    UNITED
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER                Investment                          STATES
                   STRATEGIES MANAGED PORTFOLIOS, L.L.C.                             Funds
  780    3         TRILOGY: NON-US EQUITY [SERIES], A SERIES OF                      Open-End       Wilmington     DE    UNITED
                   GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                   Investment                          STATES
                   PORTFOLIOS, L.L.C.                                                Funds
  781    3         VONTOBEL: NON-US EQUITY LLC                                       Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  782    4            VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  783    3         WILLIAM BLAIR: NON-US EQUITY LLC                                  Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
  784    2      GOLDMAN SACHS BANK AG                                                Investment     Zurich               SWITZERLAND
                                                                                     Advice                              (OTHER)
  785    2      GOLDMAN SACHS BANK USA                                               Commercial     New York       NY    UNITED
                                                                                     Banking                             STATES
  786    3         CLERMONT NMTC MEMBER LLC                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  787    3         GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.                   Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES

  689    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  690    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  691    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  692    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  693    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  694    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  695    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  696    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  697    3   100     100     N/A        N/A


  698    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  699    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  700    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  701    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  702    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  703    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  704    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  705    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  706    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  707    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  708    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  709    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  710    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  711    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  712    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  713    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  714    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  715    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  716    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  717    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  718    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  719    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  720    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  721    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  722    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  723    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  724    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  725    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  726    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  727    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  728    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  729    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  730    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  731    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  732    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  733    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  734    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  735    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  736    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  737    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  738    3   100     100     N/A        N/A


  739    4   99      100     N/A        N/A

  740    4   99      100     N/A        N/A



  741    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  742    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  743    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  744    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  745    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  746    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  747    5   100     100     N/A        N/A


  748    5   100     100     N/A        N/A


  749    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  750    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  751    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  752    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  753    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  754    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  755    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  756    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  757    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  758    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  759    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  760    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  761    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  762    5   100     100     N/A        N/A


  763    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  764    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  765    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  766    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
  767    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  768    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  769    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  770    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  771    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  772    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  773    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  774    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  775    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  776    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  777    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  778    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  779    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  780    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  781    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  782    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  783    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  784    2   100     100     N/A        N/A

  785    2   100     100     N/A        N/A

  786    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  787    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  788    4            Bulls Capital Partners, LLC                                    Real Estate    WILMINGTON     DE    UNITED
                                                                                     Credit                              STATES
  789    3         GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, LLC                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  790    4            GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.                Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
  791    3         GOLDMAN SACHS HOLDINGS (NETHERLANDS) B.V.                         Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
  792    4            GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.          Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  793    3         GOLDMAN SACHS MORTGAGE COMPANY                                    Secondary      New York       NY    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
  794    4            A/C GP (NON-POOLING), L.L.C.                                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  795    5               ARCHON CAPITAL (NON-POOLING), L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  796    4            ARCHON CAPITAL (NON-POOLING), L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  797    4            ARCHON CAPITAL HOLDING, L.P. II                                Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
  798    4            GS MEZZCO GP, L.L.C.                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  799    4            GS MEZZCO GP, L.L.C. II                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  800    5               ARCHON CAPITAL HOLDING, L.P. II                             Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
  801    4            GSMC SPECIALTY LLC                                             Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  802    3         GOLDMAN SACHS REAL ESTATE FUNDING CORP.                           Offices of     New York       NY    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  803    4            GOLDMAN SACHS MORTGAGE COMPANY                                 Secondary      New York       NY    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
  804    3         GS-BURNSIDE LLC                                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  805    3         GSCP (DEL) INC.                                                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  806    4            GOLDMAN SACHS CREDIT PARTNERS L.P.                             Secondary      New York       NY    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
  807    5               GS LOAN PARTNERS HOLDINGS LLC                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  808    6                  GS LOAN PARTNERS LLC                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  809    5               GSFS INVESTMENTS IV, LLC                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  810    4            GSCP (DEL) LLC                                                 Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  811    5               GOLDMAN SACHS CREDIT PARTNERS L.P.                          Secondary      New York       NY    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
  812    3         GSMMDPGP, INC.                                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  813    4            GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.          Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  814    3         LITTON CONSUMER AND CORPORATE SERVICING, LLC                      Offices of     Salt Lake      UT    UNITED
                                                                                     Other Holding  City                 STATES
                                                                                     Companies
  815    4            LITTON LOAN SERVICING LP                                       Other          Wilmington     DE    UNITED
                                                                                     Activities                          STATES
                                                                                     Related to
                                                                                     Credit
                                                                                     Intermediation
  816    5               LLS COMMERCIAL SERVICING INC.                               Other          Wilmington     DE    UNITED
                                                                                     Activities                          STATES
                                                                                     Related to
                                                                                     Credit
                                                                                     Intermediation
  817    5               PROPERTY VIII LLC                                           Offices of     Wilmington     DE    UNITED
                                                                                     Real Estate                         STATES
                                                                                     Agents and
                                                                                     Brokers
  818    3         LITTON MORTGAGE SERVICING, LLC                                    Offices of     Salt Lake      UT    UNITED
                                                                                     Other Holding  City                 STATES
                                                                                     Companies
  819    4            LITTON LOAN SERVICING LP                                       Other          Wilmington     DE    UNITED
                                                                                     Activities                          STATES
                                                                                     Related to
                                                                                     Credit
                                                                                     Intermediation
  820    3         UFB NMTC MEMBER LLC                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  821    3         WILLIAM STREET COMMITMENT CORPORATION                             All Other      Wilmington     DE    UNITED
                                                                                     Nondepository                       STATES
                                                                                     Credit
                                                                                     Intermediation
  822    3         WILLIAM STREET CREDIT CORPORATION                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  823    3         WILLIAM STREET EQUITY LLC                                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  824    4            WILLIAM STREET FUNDING CORPORATION                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  825    3         WILLIAM STREET LLC                                                All Other      Salt Lake      UT    UNITED
                                                                                     Nondepository  City                 STATES
                                                                                     Credit
                                                                                     Intermediation
  826    2      GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  827    3         LVB ACQUISITION HOLDING, LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  828    4            LVB ACQUISITION, INC.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  829    5               BIOMET, INC.                                                Other          Indian         IN    UNITED
                                                                                     Financial      apolis               STATES
                                                                                     Vehicles
  830    2      GOLDMAN SACHS BMET INVESTORS, L.P.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  831    3         LVB ACQUISITION HOLDING, LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  832    2      GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                             Miscellaneous  Halifax        NS    CANADA
                                                                                     Financial
                                                                                     Investment
                                                                                     Activities
  833    2      GOLDMAN SACHS CANADA FINANCE CO.                                     Other          Halifax        NS    CANADA
                                                                                     Financial
                                                                                     Vehicles
  834    2      GOLDMAN SACHS CANADA FINANCE INC.                                    Offices of     Calgary        AB    CANADA
                                                                                     Other Holding
                                                                                     Companies
  835    3         GOLDMAN SACHS CANADA FINANCE CO.                                  Other          Halifax        NS    CANADA
                                                                                     Financial
                                                                                     Vehicles
  836    2      GOLDMAN SACHS CANADA INC.                                            Investment     Toronto        ON    CANADA
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
  837    3         GS GLOBAL FUNDING II, CO.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  838    4            GS GLOBAL FUNDING III, CO.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  839    5               GS GLOBAL FUNDING IV, LLC                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  840    2      GOLDMAN SACHS CAPITAL I                                              All Other      Newark         DE    UNITED
                                                                                     Nondepository                       STATES
                                                                                     Credit
                                                                                     Intermediation
  841    2      GOLDMAN SACHS CAPITAL II                                             Secondary      Newark         DE    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
  842    2      GOLDMAN SACHS CAPITAL III                                            Secondary      Newark         DE    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
  843    2      GOLDMAN SACHS CAPITAL PARTNERS V-I GP, L.L.C.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  844    3         GOLDMAN SACHS CAPITAL PARTNERS V-I, L.P.                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  845    3         GOLDMAN SACHS CAPITAL PARTNERS V-I, LTD.                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  846    3         GOLDMAN SACHS CAPITAL PARTNERS V-IA, L.P.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  847    4            GOLDMAN SACHS 3, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  848    4            GOLDMAN SACHS 4, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  849    4            GOLDMAN SACHS 5, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  850    3         GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  851    4            GOLDMAN SACHS 1, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  852    4            GOLDMAN SACHS 2, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  853    4            GOLDMAN SACHS 3, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  854    4            GOLDMAN SACHS 4, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  855    4            GOLDMAN SACHS 5, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  856    2      GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  857    2      GOLDMAN SACHS CAPITAL PARTNERS V-II GP, L.L.C.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  858    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  859    3         Goldman Sachs Developing Markets Real Estate Cooperatief U.A.     Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
  860    4            DMREF ADMIN CAYMAN                                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  861    4            GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS          Other          Amsterdam            NETHERLANDS
                      (US) B.V.                                                      Financial
                                                                                     Vehicles
  862    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY VOTECO, LLC     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  863    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE FUND GP, L.L.C.         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  864    3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS PMD ESC     Other          Wilmington     DE    UNITED
                   FUND, L.P.                                                        Financial                           STATES
                                                                                     Vehicles
  865    4            GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS PMD QP   Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
  866    5               GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS       Other          George Town          CAYMAN
                         (US), L.P.                                                  Financial                           ISLANDS
                                                                                     Vehicles
  867    6                  GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    Other          Amsterdam            NETHERLANDS
                            (US) COOPERATIEF U.A.                                    Financial
                                                                                     Vehicles
  868    7                     DMREF ADMIN CAYMAN                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  869    7                     GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE          Other          Amsterdam            NETHERLANDS
                               PARTNERS (US) B.V.                                    Financial
                                                                                     Vehicles
  870    3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                      Other          Wilmington     DE    UNITED
                   PARTNERS PMD QP FUND, L.P.                                        Financial                           STATES
                                                                                     Vehicles
  871    3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                      Other          George Town          CAYMAN
                   PMD ESC FUND OFFSHORE, LTD.                                       Financial                           ISLANDS
                                                                                     Vehicles
  872    3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                      Other          George Town          CAYMAN
                   PMD QP FUND OFFSHORE, LTD.                                        Financial                           ISLANDS
                                                                                     Vehicles
  873    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                         Other          Amsterdam            NETHERLANDS
                PARTNERS (GERMANY) COOPERATIEF U.A.                                  Financial
                                                                                     Vehicles
  874    3         DMREF ADMIN CAYMAN                                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  875    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                         Other          Wilmington     DE    UNITED
                PARTNERS (GERMANY) GP, LLC                                           Financial                           STATES
                                                                                     Vehicles
  876    3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                      Other          George Town          CAYMAN
                   PARTNERS (GERMANY), L.P.                                          Financial                           ISLANDS
                                                                                     Vehicles
  877    4            GOLDMAN SACHS DEVELOPING MARKETS REAL                          Other          Amsterdam            NETHERLANDS
                      ESTATE PARTNERS (GERMANY) COOPERATIEF U.A.                     Financial
                                                                                     Vehicles
  878    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                         Other          Amsterdam            NETHERLANDS
                PARTNERS (US) COOPERATIEF U.A.                                       Financial
                                                                                     Vehicles
  879    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                         Other          Wilmington     DE    UNITED
                PARTNERS (US) GP, LLC                                                Financial                           STATES
                                                                                     Vehicles
  880    3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                      Other          George Town          CAYMAN
                   PARTNERS (US), L.P.                                               Financial                           ISLANDS
                                                                                     Vehicles
  881    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles



  882    3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE                      Other          Amsterdam            NETHERLANDS
                   SCA COOPERATIEF U.A.                                              Financial
                                                                                     Vehicles
  883    4            DMREF ADMIN CAYMAN                                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  884    2      GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA                     Other          Amsterdam            NETHERLANDS
                COOPERATIEF U.A.                                                     Financial
                                                                                     Vehicles
  885    2      GOLDMAN SACHS DEVELOPING MARKETS S.A.R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
  886    3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA                  Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles




  788    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
  789    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  790    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
  791    3   100     100     N/A        N/A


  792    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


  793    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  794    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  795    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  796    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  797    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
  798    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  799    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  800    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
  801    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


  802    3   100     100     N/A        N/A


  803    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  804    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  805    3   100     100     N/A        N/A


  806    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  807    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  808    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  809    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  810    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  811    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  812    3   100     100     N/A        N/A


  813    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


  814    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  815    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.



  816    5   100     100     N/A        N/A




  817    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


  818    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  819    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.



  820    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  821    3   100     100     N/A        N/A



  822    3   100     100     N/A        N/A


  823    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  824    4   100     100     N/A        N/A


  825    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


  826    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  827    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  828    4   97      97      N/A        N/A


  829    5   100     100     N/A        N/A


  830    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  831    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  832    2   99      100     N/A        N/A



  833    2   99      100     N/A        N/A


  834    2   100     100     N/A        N/A


  835    3   1       100     N/A        N/A


  836    2   100     100     N/A        N/A



  837    3   23      100     N/A        N/A


  838    4   100     100     N/A        N/A


  839    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  840    2   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  841    2   100     100     N/A        N/A


  842    2   100     100     N/A        N/A


  843    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  844    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  845    3   100     100     N/A        N/A


  846    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  847    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  848    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  849    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  850    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  851    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  852    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  853    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  854    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  855    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  856    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  857    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  858    2   100     100     N/A        N/A


  859    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  860    4   57      99      N/A        N/A


  861    4   46      75      N/A        N/A


  862    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  863    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  864    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  865    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  866    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  867    6   69      100     N/A        N/A


  868    7   36      99      N/A        N/A


  869    7   29      75      N/A        N/A


  870    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  871    3   100     100     N/A        N/A


  872    3   100     100     N/A        N/A


  873    2   29      99      N/A        N/A


  874    3   3       99      N/A        N/A


  875    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  876    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  877    4   70      99      N/A        N/A


  878    2   30      100     N/A        N/A


  879    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  880    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  881    2   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in A-2 shares.
  882    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  883    4   2       99      N/A        N/A


  884    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  885    2   100     100     N/A        N/A


  886    3   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in A-1 shares.

  887    2      GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  888    3         BUCK HOLDINGS L.P.                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  889    3         BUCK HOLDINGS, LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  890    4            BUCK HOLDINGS L.P.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  891    2      GOLDMAN SACHS DGC INVESTORS, L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  892    3         BUCK HOLDINGS L.P.                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  893    3         BUCK HOLDINGS, LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  894    2      GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  895    3         CEQUEL COMMUNICATIONS HOLDINGS, LLC                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  896    3         FS INVEST SARL                                                    Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
  897    3         GS 2000-I, L.L.C.                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  898    3         SUNGARD CAPITAL CORP.                                             Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
  899    3         UES OCNS HOLDINGS                                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  900    4            OCNS CAYMAN GP                                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  901    5               OCNS CAYMAN, L.P.                                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  902    2      GOLDMAN SACHS DIRECT STRATEGIES FUND II OFFSHORE, LTD.               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
  903    2      GOLDMAN SACHS DISTRESSED OPPORTUNITIES II                            Other          Wilmington     DE    UNITED
                EMPLOYEE FUNDS GP, L.L.C.                                            Financial                           STATES
                                                                                     Vehicles
  904    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES II                         Other          George Town          CAYMAN
                   EMPLOYEE FUND OFFSHORE, L.P.                                      Financial                           ISLANDS
                                                                                     Vehicles
  905    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES II                         Other          Wilmington     DE    UNITED
                   EMPLOYEE FUND, L.P.                                               Financial                           STATES
                                                                                     Vehicles
  906    2      GOLDMAN SACHS DISTRESSED OPPORTUNITIES III                           Other          Wilmington     DE    UNITED
                EMPLOYEE FUND GP, L.L.C.                                             Financial                           STATES
                                                                                     Vehicles
  907    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III                        Other          George Town          CAYMAN
                   EMPLOYEE FUND OFFSHORE, LTD.                                      Financial                           ISLANDS
                                                                                     Vehicles
  908    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III                        Other          Wilmington     DE    UNITED
                   EMPLOYEE FUND, L.P.                                               Financial                           STATES
                                                                                     Vehicles
  909    2      GOLDMAN SACHS DO BRASIL BANCO MULTIPLO, S.A.                         Investment     Sao Paulo            BRAZIL
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
  910    3         GARDA FUNDO DE INVESTIMENTO EM DIREITOS                           Open-End       Osasco               BRAZIL
                   CREDITORIOS NAO-PADRONIZADOS MULTICARTEIRA                        Investment
                                                                                     Funds
  911    3         GOLDMAN SACHS DO BRASIL CORRETORA DE TITULOS                      Securities     Sao Paulo            BRAZIL
                   E VALORES MOBILIARIOS S/A                                         Brokerage
  912    2      GOLDMAN SACHS DYNAMIC OPPORTUNITIES LIMITED                          Open-End       St. Peter            GUERNSEY
                                                                                     Investment     Port
                                                                                     Funds
  913    2      GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE                        Other          George Town          CAYMAN
                HOLDINGS, L.P.                                                       Financial                           ISLANDS
                                                                                     Vehicles
  914    2      GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  915    2      GOLDMAN SACHS EDMC INVESTORS, L.P.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  916    3         EDUCATION MANAGEMENT CORPORATION                                  Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  917    2      GOLDMAN SACHS EUR EURIBOR TRACKER - 6 MONTHS FUND                    Open-End       Dublin               IRELAND
                (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                 Investment
                                                                                     Funds
  918    2      GOLDMAN SACHS EURO EURIBOR TRACKER 3 MONTHS FUND                     Open-End       Dublin               IRELAND
                (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                 Investment
                                                                                     Funds
  919    2      GOLDMAN SACHS EUSA OFFSHORE ADVISORS, INC.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  920    3         GOLDMAN SACHS EUSA INVESTORS OFFSHORE HOLDINGS, L.P.              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  921    3         GOLDMAN SACHS EUSA INVESTORS OFFSHORE, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  922    2      GOLDMAN SACHS FINANCIAL MARKETS L.L.C.                               Corporate,     Wilmington     DE    UNITED
                                                                                     Subsidiary,                         STATES
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
  923    3         GOLDMAN SACHS FINANCIAL MARKETS, L.P.                             Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  924    2      GOLDMAN SACHS FINANCIAL MARKETS, L.P.                                Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  925    2      GOLDMAN SACHS GBP LIBOR TRACKER - 6 MONTHS FUND                      Open-End       Dublin               IRELAND
                (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                 Investment
                                                                                     Funds
  926    2      GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  927    3         GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) CORPORATION             Commodity      Halifax        NS    CANADA
                                                                                     Contracts
                                                                                     Dealing
  928    2      GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                                 Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  929    3         ARROW CORPORATE MEMBER HOLDINGS LLC                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  930    3         CER HOLDINGS GP                                                   Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
  931    4            CER HOLDINGS LP                                                Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
  932    5               CER INVESTMENTS 1                                           Miscellaneous  George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Investment
                                                                                     Activities
  933    3         GOLDMAN SACHS (AO) L.L.C.                                         Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
  934    3         GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  935    3         GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  936    4            BEIJING DE SHANG VENTURE CAPITAL COMPANY LIMITED               Offices of     Beijing              CHINA,
                                                                                     Other Holding                       PEOPLES
                                                                                     Companies                           REPUBLIC
                                                                                                                         OF
  937    5               BEIJING GAO HUA SECURITIES COMPANY LIMITED                  Securities     Beijing              CHINA,
                                                                                     Brokerage                           PEOPLES
                                                                                                                         REPUBLIC
                                                                                                                         OF
  938    6                  GOLDMAN SACHS GAO HUA SECURITIES COMPANY LIMITED         Investment     Beijing              CHINA,
                                                                                     Banking and                         PEOPLES
                                                                                     Securities                          REPUBLIC
                                                                                     Dealing                             OF
  939    4            BEIJING GAO WANG VENTURE CAPITAL COMPANY LIMITED               Offices of     Beijing              CHINA,
                                                                                     Other Holding                       PEOPLES
                                                                                     Companies                           REPUBLIC
                                                                                                                         OF
  940    5               BEIJING GAO HUA SECURITIES COMPANY LIMITED                  Securities     Beijing              CHINA,
                                                                                     Brokerage                           PEOPLES
                                                                                                                         REPUBLIC
                                                                                                                         OF
  941    4            BEIJING HOU FENG VENTURE CAPITAL COMPANY LIMITED               Offices of     Beijing              CHINA,
                                                                                     Other Holding                       PEOPLES
                                                                                     Companies                           REPUBLIC
                                                                                                                         OF
  942    5               BEIJING GAO HUA SECURITIES COMPANY LIMITED                  Securities     Beijing              CHINA,
                                                                                     Brokerage                           PEOPLES
                                                                                                                         REPUBLIC
                                                                                                                         OF
  943    4            CORNWALL INVESTMENTS LIMITED                                   Investment     George Town          CAYMAN
                                                                                     Banking and                         ISLANDS
                                                                                     Securities
                                                                                     Dealing
  944    4            GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  945    4            GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED                     Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
  946    5               AKIMOTOKO (DELAWARE) L.L.C.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  947    5               AQUAMARINE (DELAWARE) L.L.C.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  948    5               AQUAMARINE B.V.                                             Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
  949    5               EXPRESS INVESTMENTS II PRIVATE LTD.                         Other          Federal              MALAYSIA
                                                                                     Financial      Territory            (OTHER)
                                                                                     Vehicles       of Labuan
  950    5               EXPRESS INVESTMENTS III PRIVATE LTD.                        Other          Federal              MALAYSIA
                                                                                     Financial      Territory            (OTHER)
                                                                                     Vehicles       of Labuan
  951    5               KAGAWA (DELAWARE) L.L.C.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  952    5               KATSUO (DELAWARE) L.L.C.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  953    5               KIRORO (DELAWARE) L.L.C.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  954    5               MATSU (DELAWARE) L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  955    5               MERCER INVESTMENTS IV PRIVATE LTD.                          Other          Federal              MALAYSIA
                                                                                     Financial      Territory            (OTHER)
                                                                                     Vehicles       of Labuan



  956    6                  RONG SHENG ASSET MANAGEMENT CO. LTD.                     Other          Hong Kong            HONG KONG
                                                                                     Financial
                                                                                     Vehicles
  957    5               MERCER INVESTMENTS V PRIVATE LTD.                           Corporate,     Federal              MALAYSIA
                                                                                     Subsidiary,    Territory            (OTHER)
                                                                                     and Regional   of Labuan
                                                                                     Managing
                                                                                     Offices
  958    6                  BEIJING GOLDMAN SACHS CONSULTING CO., LTD.               Other          Beijing              CHINA,
                                                                                     Financial                           PEOPLES
                                                                                     Vehicles                            REPUBLIC
                                                                                                                         OF
  959    5               SHIKOTSUKO (DELAWARE) L.L.C.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  960    5               TOWADAKO (DELAWARE) L.L.C.                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  961    4            GS ASIAN VENTURE (DELAWARE) L.L.C.                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
  962    5               DHONI CAYMAN GP LTD.                                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  963    6                  DHONI CAYMAN LIMITED PARTNERSHIP                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  964    5               DHONI CAYMAN HOLDINGS LTD.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  965    6                  DHONI CAYMAN LIMITED PARTNERSHIP                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  966    5               GOLDMAN SACHS CHINA INVESTMENTS (MAURITIUS) LIMITED         Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  967    5               GOLDMAN SACHS RE INVESTMENTS HOLDINGS LIMITED               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  968    5               GS COMMODITY ASSET HOLDINGS (CAYMAN) LTD.                   Miscellaneous  George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Investment
                                                                                     Activities
  969    5               GS HONY HOLDINGS I LTD.                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  970    5               GS HONY HOLDINGS II LTD.                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
  971    5               GSPS ASIA LIMITED                                           Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  972    6                  ETHOS CAPITAL ONE SDN. BHD.                              Other          Kuala                MALAYSIA
                                                                                     Financial      Lumpur               (OTHER)
                                                                                     Vehicles
  973    6                  GREEN LOTUS LIMITED                                      Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  974    6                  GSPS DAI VIET LTD.                                       Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  975    6                  NAM VIET LTD.                                            Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  976    5               TIGER STRATEGIC INVESTMENTS LTD                             Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
  977    6                  JADE DRAGON (MAURITIUS) LIMITED                          Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  978    7                     GOLDMAN SACHS CHINA STRATEGIC INVESTMENTS LIMITED     Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  979    7                     GOLDMAN SACHS CHINA VENTURE I (MAURITIUS) LIMITED     Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
  980    8                        JADE DRAGON VENTURE INVESTMENT LIMITED             Other          Beijing              CHINA,
                                                                                     Financial                           PEOPLES
                                                                                     Vehicles                            REPUBLIC
                                                                                                                         OF
  981    7                     GOLDMAN SACHS CHINA VENTURE II (MAURITIUS) LIMITED    Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
  982    8                        JADE DRAGON VENTURE INVESTMENT LIMITED             Other          Beijing              CHINA,
                                                                                     Financial                           PEOPLES
                                                                                     Vehicles                            REPUBLIC
                                                                                                                         OF
  983    7                     ZAHEER HOLDINGS (MAURITIUS)                           Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
  984    8                        ZAHEER MAURITIUS                                   Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  985    9                           SH Tech Park Developers Private Limited         Other          New Delhi            INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles

  887    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  888    3   N/A     100     1          12


  889    3   1       28      N/A        N/A


  890    4   100     100     N/A        12


  891    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  892    3   N/A     100     1          12


  893    3   8       28      N/A        N/A


  894    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  895    3   5       36      N/A        N/A


  896    3   1       44      N/A        N/A


  897    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  898    3   1       99      N/A        N/A




  899    3   1       99      N/A        N/A


  900    4   61      70      N/A        N/A


  901    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  902    2   100     100     N/A        N/A


  903    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  904    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  905    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  906    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  907    3   100     100     N/A        N/A


  908    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  909    2   99      100     N/A        N/A



  910    3   100     100     N/A        N/A


  911    3   100     100     N/A        N/A

  912    2   100     100     N/A        N/A


  913    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  914    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  915    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  916    3   5       42      N/A        N/A


  917    2   100     100     N/A        N/A


  918    2   100     100     N/A        N/A


  919    2   100     100     N/A        N/A


  920    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  921    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  922    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.



  923    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


  924    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


  925    2   28      28      N/A        N/A


  926    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  927    3   100     100     N/A        N/A


  928    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  929    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  930    3   100     100     N/A        N/A


  931    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  932    5   100     100     N/A        N/A



  933    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  934    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  935    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  936    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  937    5   25      75      N/A        N/A



  938    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  939    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  940    5   25      75      N/A        N/A



  941    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

  942    5   25      75      N/A        N/A



  943    4   100     100     N/A        N/A



  944    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  945    4   99      100     N/A        N/A


  946    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  947    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  948    5   64      100     N/A        N/A


  949    5   100     100     N/A        N/A


  950    5   100     100     N/A        N/A


  951    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  952    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  953    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  954    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  955    5   51      100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
  956    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  957    5   100     100     N/A        N/A




  958    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


  959    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  960    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  961    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

  962    5   100     100     N/A        N/A


  963    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

  964    5   100     100     N/A        N/A


  965    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

  966    5   100     100     N/A        N/A


  967    5   100     100     N/A        N/A


  968    5   100     100     N/A        N/A



  969    5   100     100     N/A        N/A


  970    5   100     100     N/A        N/A


  971    5   100     100     N/A        N/A


  972    6   6       6       N/A        N/A        The direct holder has Control
                                                   through other interest.

  973    6   100     100     N/A        N/A


  974    6   100     100     N/A        N/A


  975    6   100     100     N/A        N/A


  976    5   100     100     N/A        N/A


  977    6   100     100     N/A        N/A


  978    7   100     100     N/A        N/A


  979    7   100     100     N/A        N/A


  980    8   60      100     N/A        N/A



  981    7   100     100     N/A        N/A


  982    8   40      100     N/A        N/A



  983    7   98      98      N/A        N/A


  984    8   100     100     N/A        N/A


  985    9   35      35      N/A        N/A



  986    6                  MLT INVESTMENTS LTD.                                     Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
  987    7                     ELEVATECH LIMITED                                     Other          Hong Kong            HONG KONG
                                                                                     Financial
                                                                                     Vehicles
  988    7                     GLOBAL TECHNOLOGIES INTERNATIONAL LIMITED             Other          Tortola              BRITISH
                                                                                     Financial                           VIRGIN
                                                                                     Vehicles                            ISLANDS
  989    7                     GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA) L.L.C.     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
  990    8                        AGALIA CAPITAL LTD.                                Other          Tortola              BRITISH
                                                                                     Financial                           VIRGIN
                                                                                     Vehicles                            ISLANDS
  991    6                  PANDA INVESTMENTS LTD                                    Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
  992    7                     GOLDMAN SACHS STRATEGIC HOLDINGS LIMITED              Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  993    7                     GOLDMAN SACHS STRATEGIC INVESTMENTS II LIMITED        Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  994    7                     GS STRATEGIC INVESTMENTS LIMITED                      Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
  995    8                        M. PALLONJI ENTERPRISES PRIVATE LIMITED            Other          Mumbai               INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  996    8                        PTC INDIA FINANCIAL SERVICES LIMITED               Other          New Delhi            INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  997    9                           IND BARATH POWERGENCOM LTD                      Other          Chennai              INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  998    9                           IND-BARATH ENERGY (UTKAL) LTD.                  Other          Orissa               INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
  999    9                           INDIAN ENERGY EXCHANGE LIMITED                  Other          New Delhi            INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1000    9                           PTC BERMACO GREEN ENERGY SYSTEMS LTD            Other          Maharashtra          INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1001    9                           RS INDIA WIND ENERGY PVT LTD                    Other          New Delhi            INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1002    9                           VARAM BIO ENERGY PVT LTD                        Other          Hyderabad            INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1003    5               TRIUMPH II INVESTMENTS (IRELAND) LIMITED                    Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 1004    5               VANTAGE QUEST (MAURITIUS) LIMITED                           Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 1005    5               VANTAGE STRIDE (MAURITIUS) LIMITED                          Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 1006    6                  WWD RUBY LIMITED                                         Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 1007    4            GSAF HOLDINGS NOMINEE I LIMITED                                Other          Tortola              BRITISH
                                                                                     Financial                           VIRGIN
                                                                                     Vehicles                            ISLANDS
 1008    4            GSAF HOLDINGS NOMINEE II LIMITED                               Other          Tortola              BRITISH
                                                                                     Financial                           VIRGIN
                                                                                     Vehicles                            ISLANDS
 1009    4            KIRI (DELAWARE) L.L.C.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1010    4            SHIGA (DELAWARE) L.L.C.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1011    3         GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                            Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
 1012    3         GOLDMAN SACHS (CAYMAN) TRUST, LIMITED                             Other          Camana Bay           CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1013    3         GOLDMAN SACHS (CHINA) L.L.C.                                      Corporate,     Wilmington     DE    UNITED
                                                                                     Subsidiary,                         STATES
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 1014    3         GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1015    4            GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1016    3         GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) HOLDINGS LP        Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1017    4            GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) CO.             Miscellaneous  Halifax        NS    CANADA
                                                                                     Financial
                                                                                     Investment
                                                                                     Activities
 1018    3         GOLDMAN SACHS ARGENTINA L.L.C.                                    Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
 1019    3         GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.                       Portfolio      Sao Paulo            BRAZIL
                                                                                     Management
 1020    3         GOLDMAN SACHS ASSET MANAGEMENT, L.P.                              Portfolio      Wilmington     DE    UNITED
                                                                                     Management                          STATES
 1021    3         GOLDMAN SACHS DO BRASIL BANCO MULTIPLO, S.A.                      Investment     Sao Paulo            BRAZIL
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
 1022    3         GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP            Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1023    3         GOLDMAN SACHS GLOBAL SERVICES II LIMITED                          All Other      George Town          CAYMAN
                                                                                     Professional,                       ISLANDS
                                                                                     Scientific,
                                                                                     and Technical
                                                                                     Services
 1024    3         GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.                Corporate,     Col Lomas de         MEXICO
                                                                                     Subsidiary,    Chapultepec
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 1025    4            GS SERVICIOS FINANCIEROS DE MEXICO,                            Securities     Mexico City          MEXICO
                      SOCIEDAD ANONIMA DE CAPITAL VARIABLE, SOCIEDAD                 Brokerage
                      FINANCIERA DE OBJETO MULTIPLE, ENTIDAD NO REGULADA
 1026    4            GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.                       All Other      Mexico City          MEXICO
                                                                                     Nondepository
                                                                                     Credit
                                                                                     Intermediation
 1027    3         GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED                        Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
 1028    3         GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1029    4            GOLDMAN SACHS (RUSSIA)                                         Investment     London               UNITED
                                                                                     Banking and                         KINGDOM
                                                                                     Securities                          (OTHER)
                                                                                     Dealing
 1030    4            GOLDMAN SACHS STRATEGIC INVESTMENTS (U.K.) LIMITED             Miscellaneous  London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Investment                          (OTHER)
                                                                                     Activities
 1031    5               CMC Markets PLC                                             Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
 1032    6                  CMC MARKETS UK HOLDINGS LIMITED                          Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
 1033    7                     CMC Group Limited                                     Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
 1034    7                     CMC MARKETS UK PLC                                    Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
 1035    8                        CMC Markets US LLC                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1036    7                     CMC Markets Binary Options Limited                    Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
 1037    7                     CMC Nominees Limited                                  Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1038    7                     CMC Spreadbet Plc                                     Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
 1039    7                     CMC Trustees Limited                                  Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1040    7                     Information Internet Limited                          Securities and London               UNITED
                                                                                     Commodity                           KINGDOM
                                                                                     Exchanges                           (OTHER)
 1041    6                  CMC Markets (Finance) Limited                            Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
 1042    6                  CMC Markets Overseas Holdings Limited                    Miscellaneous  London               UNITED
                                                                                     Intermediation                      KINGDOM
                                                                                                                         (OTHER)
 1043    7                     CMC Markets Asia Limited                              Other          Wan Chai             HONG KONG
                                                                                     Financial
                                                                                     Vehicles
 1044    7                     CMC Markets Canada Inc                                Other          Toronto        ON    CANADA
                                                                                     Financial
                                                                                     Vehicles
 1045    7                     CMC Markets Development (pty) Limited                 Other          Sunninghill          SOUTH
                                                                                     Financial                           AFRICA
                                                                                     Vehicles
 1046    7                     CMC Markets Digital Options GmbH                      Other          Vienna               AUSTRIA
                                                                                     Financial
                                                                                     Vehicles
 1047    7                     CMC Markets Group Australia Pty Ltd.                  Other          Sydney               AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1048    8                        CMC MARKETS ASIA PACIFIC PTY LIMITED               Other          Sydney               AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1049    9                           CMC Markets Pty Ltd                             Other          Sydney               AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1050   10                              CMC International Financial Consulting       Miscellaneous  Dong Cheng           CHINA,
                                        (Beijing) Co., Ltd                           Intermediation District             PEOPLES
                                                                                                                         REPUBLIC
                                                                                                                         OF
 1051    8                        CMC Markets Stockbroking Limited                   Securities     Sydney               AUSTRALIA
                                                                                     Brokerage
 1052    8                        CMC Markets Stockbroking Limited Nominees          Other          Sydney               AUSTRALIA
                                  (No.2 Account) Pty Limited                         Financial
                                                                                     Vehicles
 1053    8                        CMC Markets Stockbroking                           Other          Sydney               AUSTRALIA
                                  Limited Nominees Pty Limited                       Financial
                                                                                     Vehicles
 1054    7                     CMC Markets Japan KK                                  Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1055    7                     CMC Markets NZ Limited                                Other          Auckland             NEW
                                                                                     Financial                           ZEALAND
                                                                                     Vehicles                            (OTHER)
 1056    7                     CMC Markets Singapore Pte. Ltd                        Other          Singapore            SINGAPORE
                                                                                     Financial
                                                                                     Vehicles
 1057    7                     CMC Markets South Africa (pty) Limited                Other          Sunninghill          SOUTH
                                                                                     Financial                           AFRICA
                                                                                     Vehicles
 1058    4            GSLM HOLDINGS II, LLC                                          Miscellaneous  Wilmington     DE    UNITED
                                                                                     Intermediation                      STATES
 1059    5               GOLDMAN SACHS LONGEVITY MARKETS (U.K.)                      All Other      London               UNITED
                                                                                     Insurance                           KINGDOM
                                                                                     Related                             (OTHER)
                                                                                     Activities
 1060    4            GSLM HOLDINGS, LLC                                             Miscellaneous  Wilmington     DE    UNITED
                                                                                     Intermediation                      STATES
 1061    5               GOLDMAN SACHS LONGEVITY MARKETS (U.K.)                      All Other      London               UNITED
                                                                                     Insurance                           KINGDOM
                                                                                     Related                             (OTHER)
                                                                                     Activities
 1062    3         GOLDMAN SACHS IRELAND LLC                                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1063    4            GOLDMAN SACHS IRELAND GROUP LIMITED                            Offices of     Dublin               IRELAND
                                                                                     Other Holding
                                                                                     Companies
 1064    5               GOLDMAN SACHS IRELAND HOLDINGS LIMITED                      Offices of     Dublin               IRELAND
                                                                                     Other Holding
                                                                                     Companies
 1065    6                  GOLDMAN SACHS BANK (EUROPE) PLC                          Commercial     Dublin               IRELAND
                                                                                     Banking
 1066    3         GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED                        Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 1067    4            GOLDMAN SACHS STRATEGIC EUROPE PARTNERS                        Open-End       Dublin               IRELAND
                      EURO FUND, A SUB-FUND OF GOLDMAN SACHS GLOBAL MULTI            Investment
                      MANAGER FUNDS                                                  Funds
 1068    4            GOLDMAN SACHS TOTAL GTAA STRATEGY FUND (A                      Open-End       Dublin               IRELAND
                      SUBFUND OF GOLDMAN SACHS GLOBAL TACTICAL ASSET                 Investment
                      ALLOCATION FUNDS)                                              Funds
 1069    3         GOLDMAN SACHS PARIS INC. ET CIE                                   Securities     Paris                FRANCE
                                                                                     Brokerage                           (OTHER)
 1070    3         GOLDMAN SACHS SAUDI ARABIA                                        Other          Riyadh               SAUDI
                                                                                     Financial                           ARABIA
                                                                                     Vehicles
 1071    3         GS ASIAN VENTURE (DELAWARE) L.L.C.                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1072    3         GS FINANCIAL SERVICES L.P. (DEL)                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1073    4            BEST II INVESTMENTS (DELAWARE) L.L.C.                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1074    5               TRIUMPH III INVESTMENTS (IRELAND) LIMITED                   Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 1075    5               TRIUMPH INVESTMENTS (IRELAND) LIMITED                       Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 1076    4            BEST INVESTMENTS (DELAWARE) L.L.C.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1077    4            CAPITAL INVESTMENTS (U.S.) III, L.L.C.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1078    4            FILM ACQUISITION FINANCING LLC                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1079    4            FORRES LLC                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1080    5               FORRES INVESTMENTS LIMITED                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1081    6                  KILLINGHOLME GENERATION LIMITED                          Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)



 1082    4            FRANKFURTER MOBILIEN LIMITED                                   Other          Saint                GUERNSEY
                                                                                     Financial      Helier
                                                                                     Vehicles
 1083    4            GOLDMAN SACHS ADMINISTRATION SERVICES                          Offices of     Wilmington     DE    UNITED
                      (CANADA) HOLDINGS LLC                                          Other Holding                       STATES
                                                                                     Companies
 1084    5               GOLDMAN SACHS ADMINISTRATION SERVICES                       Offices of     Wilmington     DE    UNITED
                         (CANADA) HOLDINGS LP                                        Other Holding                       STATES
                                                                                     Companies

  986    6   100     100     N/A        N/A


  987    7   100     100     N/A        N/A


  988    7   100     100     N/A        N/A


  989    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

  990    8   75      75      N/A        N/A


  991    6   100     100     N/A        N/A


  992    7   100     100     N/A        N/A


  993    7   100     100     N/A        N/A


  994    7   100     100     N/A        N/A


  995    8   39      39      N/A        N/A


  996    8   33      33      N/A        N/A


  997    9   26      26      N/A        N/A


  998    9   26      26      N/A        N/A


  999    9   26      26      N/A        N/A


 1000    9   26      26      N/A        N/A


 1001    9   37      37      N/A        N/A


 1002    9   26      26      N/A        N/A


 1003    5   100     100     N/A        N/A


 1004    5   100     100     N/A        N/A


 1005    5   100     100     N/A        N/A


 1006    6   100     100     N/A        N/A


 1007    4   100     100     N/A        N/A


 1008    4   100     100     N/A        N/A


 1009    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1010    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1011    3   3       100     N/A        N/A


 1012    3   1       100     N/A        N/A


 1013    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.



 1014    3   7       100     N/A        N/A


 1015    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1016    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1017    4   100     100     N/A        N/A



 1018    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 1019    3   1       100     N/A        N/A

 1020    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 1021    3   1       100     N/A        N/A



 1022    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1023    3   1       100     N/A        N/A




 1024    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.



 1025    4   1       100     N/A        N/A


 1026    4   1       100     1          100



 1027    3   1       100     N/A        N/A


 1028    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1029    4   99      99      N/A        N/A



 1030    4   100     100     N/A        N/A



 1031    5   9       9       N/A        N/A        The direct holder has Control
                                                   through other interest.

 1032    6   100     100     N/A        N/A


 1033    7   100     100     N/A        N/A


 1034    7   100     100     N/A        N/A


 1035    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1036    7   100     100     N/A        N/A


 1037    7   100     100     N/A        N/A


 1038    7   100     100     N/A        N/A


 1039    7   100     100     N/A        N/A


 1040    7   100     100     N/A        N/A


 1041    6   100     100     N/A        N/A


 1042    6   100     100     N/A        N/A


 1043    7   100     100     N/A        N/A


 1044    7   100     100     N/A        N/A


 1045    7   100     100     N/A        N/A


 1046    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1047    7   100     100     N/A        N/A


 1048    8   100     100     N/A        N/A


 1049    9   100     100     N/A        N/A


 1050   10   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 1051    8   100     100     N/A        N/A

 1052    8   100     100     N/A        N/A


 1053    8   100     100     N/A        N/A


 1054    7   100     100     N/A        N/A


 1055    7   100     100     N/A        N/A


 1056    7   100     100     N/A        N/A


 1057    7   100     100     N/A        N/A


 1058    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
 1059    5   1       100     N/A        N/A



 1060    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
 1061    5   99      100     N/A        N/A



 1062    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1063    4   100     100     N/A        N/A


 1064    5   100     100     N/A        N/A


 1065    6   100     100     N/A        N/A

 1066    3   1       100     N/A        N/A


 1067    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1068    4   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1069    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
 1070    3   1       100     N/A        N/A


 1071    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1072    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1073    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1074    5   100     100     N/A        N/A


 1075    5   100     100     N/A        N/A


 1076    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1077    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1078    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1079    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1080    5   100     100     N/A        N/A


 1081    6   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Redeemable shares.
 1082    4   99      99      N/A        N/A


 1083    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1084    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 1085    4            GOLDMAN SACHS ADMINISTRATION SERVICES                          Offices of     Wilmington     DE    UNITED
                      (CANADA) HOLDINGS LP                                           Other Holding                       STATES
                                                                                     Companies
 1086    4            GOLDMAN SACHS CAPITAL INVESTMENTS LIMITED                      Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
 1087    5               GOLDMAN SACHS CAPITAL INVESTMENTS II LIMITED                Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1088    4            GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS LLC         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1089    5               GOLDMAN SACHS GLOBAL COMMODITIES                            Offices of     Wilmington     DE    UNITED
                         (CANADA) HOLDINGS, LP                                       Other Holding                       STATES
                                                                                     Companies
 1090    4            GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA) L.L.C.              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1091    4            GS ASIAN VENTURE (DELAWARE) L.L.C.                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1092    4            GS CAPITAL FUNDING, INC.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1093    5               GS CAPITAL FUNDING (UK) II LIMITED                          Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
 1094    6                  GS CAPITAL FUNDING (CAYMAN) LIMITED                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1095    4            GS DIVERSIFIED FINANCE III, LLC                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1096    5               GS DIVERSIFIED HOLDINGS II LLC                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1097    4            GS DIVERSIFIED FINANCE V, LLC                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1098    4            GS DIVERSIFIED HOLDINGS II LLC                                 Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1099    4            GS GLOBAL FUNDING II, CO.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1100    4            GS LONGPORT INVESTMENT CORPORATION                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1101    4            GS STRATEGIC INVESTMENTS JAPAN LLC                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1102    4            GS Wind Power I, LLC                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1103    4            GSFS (CAYMAN) 2002 A LIMITED                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1104    4            JLQ LLC                                                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1105    5               GK SPICA                                                    Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1106    4            JTGLQ COMPANY                                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1107    4            KEYAKIZAKA FINANCE CO., LTD.                                   Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1108    4            LANDPRO INVESTMENTS (DELAWARE) L.L.C.                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1109    5               BAEKDU INVESTMENTS LIMITED                                  Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
 1110    4            LANSDALE INVESTMENTS LIMITED                                   Investment     George Town          CAYMAN
                                                                                     Banking and                         ISLANDS
                                                                                     Securities
                                                                                     Dealing
 1111    4            MHLQ, S. DE R.L. DE C.V.                                       Other          Guadalajara          MEXICO
                                                                                     Financial
                                                                                     Vehicles
 1112    4            Morrigan TRR Funding LLC                                       Other          WILMINGTON     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1113    4            NAEBA (DELAWARE) L.L.C.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1114    4            NJLQ (IRELAND) LIMITED                                         Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 1115    4            RESTAMOVE IRELAND LIMITED                                      Investment     Dublin               IRELAND
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
 1116    5               CSM CORPORATION                                             Other          Seoul                KOREA,
                                                                                     Financial                           SOUTH
                                                                                     Vehicles
 1117    4            RIO BRANCO ACQUISICAO E ADMINISTRACAO DE CREDITOS LTDA.        Investment     Sao Paulo            BRAZIL
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
 1118    4            SENNA INVESTMENTS (IRELAND) LIMITED                            Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 1119    4            SHIMANE (DELAWARE) LLC                                         Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 1120    4            SHIZUOKA (DELAWARE) L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1121    4            SINGEL COOL ONE B.V.                                           Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1122    5               ARCHON GROUP (FRANCE)                                       Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1123    6                  Archon Group Gestion                                     Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1124    6                  GESTION IMMOBILIERE HAUSSMANN                            Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1125    6                  WHITE GESTION SARL                                       Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1126    4            SINGEL COOL TWO B.V.                                           Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1127    5               ARCHON GROUP (FRANCE)                                       Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1128    4            STRATEGIC INVESTMENT JV LLC                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1129    4            THAI CAPITAL L.L.C.                                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles



 1130    4            UNI OCNS HOLDINGS                                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1131    3         GS INDIA HOLDINGS L.P.                                            Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1132    4            GOLDMAN SACHS (MAURITIUS) L.L.C.                               Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
 1133    5               GOLDMAN SACHS (INDIA) SECURITIES PRIVATE LIMITED            Investment     Mumbai               INDIA
                                                                                     Banking and                         (OTHER)
                                                                                     Securities
                                                                                     Dealing
 1134    5               GOLDMAN SACHS SERVICES PRIVATE LIMITED                      All Other      Bangalore            INDIA
                                                                                     Professional,                       (OTHER)
                                                                                     Scientific,
                                                                                     and Technical
                                                                                     Services
 1135    5               TALBOT INVESTMENTS LIMITED                                  Investment     George Town          CAYMAN
                                                                                     Banking and                         ISLANDS
                                                                                     Securities
                                                                                     Dealing
 1136    4            GOLDMAN SACHS (MAURITIUS) NBFC L.L.C.                          Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
 1137    5               Goldman Sachs (India) Finance Private Limited               Secondary      Mumbai               INDIA
                                                                                     Market                              (OTHER)
                                                                                     Financing
 1138    4            GOLDMAN SACHS INVESTMENTS (MAURITIUS) I LIMITED                Investment     Ebene                MAURITIUS
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
 1139    4            VANTAGE GROUND (MAURITIUS) LIMITED                             Offices of     Ebene                MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
 1140    3         GSEM (DEL) HOLDINGS, L.P.                                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1141    4            CER HOLDINGS LP                                                Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
 1142    4            GOLDMAN SACHS INVESTMENT PARTNERS HOLDCO                       Offices of     George Town          CAYMAN
                      CAYMAN LTD.                                                    Other Holding                       ISLANDS
                                                                                     Companies
 1143    5               GOLDMAN SACHS INVESTMENT PARTNERS                           Open-End       George Town          CAYMAN
                         OFFSHORE AGGREGATING FUND, L.P.                             Investment                          ISLANDS
                                                                                     Funds
 1144    6                  GOLDMAN SACHS INVESTMENT PARTNERS                        Open-End       George Town          CAYMAN
                            AGGREGATING FUND HOLDINGS OFFSHORE, L.P.                 Investment                          ISLANDS
                                                                                     Funds
 1145    7                     GOLDMAN SACHS INVESTMENT                              Open-End       Wilmington     DE    UNITED
                               PARTNERS AGGREGATING FUND HOLDINGS (DEL.) I, LLC      Investment                          STATES
                                                                                     Funds
 1146    7                     GOLDMAN SACHS INVESTMENT                              Open-End       Wilmington     DE    UNITED
                               PARTNERS AGGREGATING FUND HOLDINGS (DEL.) II, LLC     Investment                          STATES
                                                                                     Funds
 1147    7                     GOLDMAN SACHS INVESTMENT                              Open-End       Wilmington     DE    UNITED
                               PARTNERS AGGREGATING FUND HOLDINGS (DEL.) III, LLC    Investment                          STATES
                                                                                     Funds
 1148    7                     GOLDMAN SACHS INVESTMENT                              Open-End       Wilmington     DE    UNITED
                               PARTNERS AGGREGATING FUND HOLDINGS (DEL.) IV, LLC     Investment                          STATES
                                                                                     Funds
 1149    7                     GOLDMAN SACHS INVESTMENT                              Open-End       Wilmington     DE    UNITED
                               PARTNERS AGGREGATING FUND HOLDINGS (DEL.) V, LLC      Investment                          STATES
                                                                                     Funds
 1150    6                  GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1151    7                     GOLDMAN SACHS GSIP FUND (IRELAND)                     Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1152    8                        GOLDMAN SACHS GSIP MASTER COMPANY (IRELAND)        Open-End       Dublin               IRELAND
                                  LIMITED                                            Investment
                                                                                     Funds
 1153    7                     GOLDMAN SACHS INVESTMENT                              Open-End       Luxembourg           LUXEMBOURG
                               PARTNERS HOLDINGS (LUX) OFFSHORE S.A.R.L              Investment
                                                                                     Funds
 1154    7                     GS INVESTMENT PARTNERS (MAURITIUS) I LIMITED          Open-End       Ebene                MAURITIUS
                                                                                     Investment
                                                                                     Funds
 1155    8                        GS INVESTMENT PARTNERS (MAURITIUS) II LIMITED      Open-End       Ebene                MAURITIUS
                                                                                     Investment
                                                                                     Funds
 1156    7                     SPRINGBOK SERVICES, INC.                              Other          Wilmington     DE    UNITED
                                                                                     Activities                          STATES
                                                                                     Related to
                                                                                     Credit
                                                                                     Intermediation
 1157    4            GOLDMAN SACHS MIDDLE EAST (CAYMAN) LIMITED                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1158    5               GOLDMAN SACHS SAUDI ARABIA                                  Other          Riyadh               SAUDI
                                                                                     Financial                           ARABIA
                                                                                     Vehicles
 1159    4            GOLDMAN SACHS MIDDLE EAST INVESTMENTS LIMITED                  Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1160    4            GOLDMAN SACHS SAUDI ARABIA                                     Other          Riyadh               SAUDI
                                                                                     Financial                           ARABIA
                                                                                     Vehicles
 1161    4            GS INVESTMENTS (CAYMAN) LTD.                                   Miscellaneous  George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Investment
                                                                                     Activities
 1162    5               SOURCE HOLDINGS LIMITED                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1163    6                  Source Investment Management Limited                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1164    6                  Source UK Services Limited                               Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1165    4            GSEM BERMUDA HOLDINGS, L.P.                                    Offices of     Hamilton             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
 1166    5               GS EQUITY MARKETS, L.P.                                     Other          Hamilton             BERMUDA
                                                                                     Financial
                                                                                     Vehicles
 1167    3         GSEM BERMUDA HOLDINGS, L.P.                                       Offices of     Hamilton             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
 1168    3         GSPS (DEL) L.P.                                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1169    4            GSPS BERMUDA CORPORATION LIMITED                               Other          Hamilton             BERMUDA
                                                                                     Financial
                                                                                     Vehicles
 1170    3         J. ARON (CHINA) HOLDINGS L.L.C.                                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1171    4            J. ARON (CHINA) COMMODITIES TRADING COMPANY LIMITED            Commodity      Shanghai             CHINA,
                                                                                     Contracts                           PEOPLES
                                                                                     Dealing                             REPUBLIC
                                                                                                                         OF
 1172    3         LS UNIT TRUST 2009-I                                              Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1173    3         MEP GS INVESTOR (GP) LLC                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1174    4            MEP GS INVESTOR L.P.                                           Other          LONDON               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1175    5               MERCHANT EQUITY PARTNERS, L.P.                              Other          St. Peter            GUERNSEY
                                                                                     Financial      Port
                                                                                     Vehicles
 1176    3         MLQ, L.L.C.                                                       Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1177    4            CMLQ INVESTORS COMPANY                                         Other          Halifax        NS    CANADA
                                                                                     Financial
                                                                                     Vehicles
 1178    4            ELQ HOLDINGS (DEL) LLC                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1179    4            MEP GS INVESTOR (CAYCO) LIMITED                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1180    5               MEP GS INVESTOR L.P.                                        Other          LONDON               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1181    4            MLQ INVESTORS, L.P.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1182    5               AQUAMARINE CAYMAN HOLDINGS LLC                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1183    5               AR HOLDINGS (DELAWARE) L.L.C.                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies

 1085    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1086    4   100     100     N/A        N/A


 1087    5   100     100     N/A        N/A


 1088    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1089    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1090    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1091    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1092    4   100     100     N/A        N/A


 1093    5   100     100     N/A        N/A


 1094    6   100     100     N/A        N/A


 1095    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1096    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1097    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1098    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1099    4   76      100     N/A        N/A


 1100    4   100     100     N/A        N/A


 1101    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1102    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1103    4   100     100     N/A        N/A


 1104    4   100     100     N/A        N/A


 1105    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1106    4   100     100     N/A        N/A


 1107    4   100     100     N/A        N/A


 1108    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1109    5   100     100     N/A        N/A


 1110    4   100     100     N/A        N/A



 1111    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1112    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1113    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1114    4   100     100     N/A        N/A


 1115    4   100     100     N/A        N/A



 1116    5   74      74      N/A        N/A


 1117    4   99      100     N/A        N/A



 1118    4   100     100     N/A        N/A


 1119    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 1120    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1121    4   100     100     N/A        N/A


 1122    5   99      100     N/A        N/A


 1123    6   100     100     N/A        N/A


 1124    6   100     100     N/A        N/A


 1125    6   100     100     N/A        N/A


 1126    4   100     100     N/A        N/A


 1127    5   1       100     N/A        N/A


 1128    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1129    4   40      40      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Class C Shares.
 1130    4   100     100     N/A        N/A


 1131    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1132    4   100     100     N/A        N/A


 1133    5   99      100     N/A        N/A



 1134    5   98      100     99         99




 1135    5   100     100     N/A        N/A



 1136    4   100     100     N/A        N/A


 1137    5   99      100     100        100


 1138    4   100     100     N/A        N/A



 1139    4   100     100     N/A        N/A


 1140    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1141    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1142    4   100     100     N/A        N/A


 1143    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1144    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1145    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1146    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1147    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1148    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1149    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1150    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1151    7   100     100     N/A        N/A


 1152    8   100     100     N/A        N/A


 1153    7   100     100     N/A        N/A


 1154    7   100     100     N/A        N/A


 1155    8   100     100     N/A        N/A


 1156    7   100     100     N/A        N/A




 1157    4   100     100     N/A        N/A


 1158    5   99      100     N/A        N/A


 1159    4   100     100     N/A        N/A


 1160    4   1       100     N/A        N/A


 1161    4   100     100     N/A        N/A



 1162    5   40      40      N/A        N/A


 1163    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1164    6   100     100     N/A        N/A


 1165    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1166    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1167    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1168    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1169    4   100     100     N/A        N/A


 1170    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1171    4   100     100     N/A        N/A



 1172    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1173    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1174    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1175    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1176    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1177    4   1       100     N/A        N/A


 1178    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1179    4   100     100     N/A        N/A


 1180    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1181    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1182    5   100     100     N/A        N/A


 1183    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 1184    6                  AR HOLDINGS GK                                           Corporate,     Tokyo                JAPAN
                                                                                     Subsidiary,
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 1185    7                     GK ARISUGAWA FINANCE                                  Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1186    7                     GK GOLDMAN SACHS SSG I                                Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1187    7                     GK JUPITER INVESTMENT II                              Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1188    7                     GK JUPITER INVESTMENT III                             Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1189    7                     GK KOGANE                                             Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1190    7                     GK NISHI-AZABU SHINYO HOSHOU                          Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1191    7                     GK SAKURAZAKA CAPITAL                                 Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1192    7                     GK TSUBAKI                                            Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1193    8                        GK TOYOSU KOUSAN                                   Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1194    7                     JUPITER INVESTMENT CO., LTD.                          Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1195    8                        AZABU CAPITAL HOLDING, CO., LTD.                   Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1196    8                        GK BLUE SQUARE                                     Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1197    8                        GK GEKKO                                           Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1198    8                        I PET CO., LTD                                     Other Direct   Tokyo                JAPAN
                                                                                     Insurance
                                                                                     (except life,
                                                                                     health, and
                                                                                     medical)
                                                                                     Carriers
 1199    9                           I PET CLUB KENKO SOKUSHIN KYOSAI JIGYO          Other Direct   Tokyo                JAPAN
                                                                                     Insurance
                                                                                     (except life,
                                                                                     health, and
                                                                                     medical)
                                                                                     Carriers
 1200    7                     SH ERF HOLDINGS                                       Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1201    7                     YK HOLDINGS CO., LTD.                                 Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1202    6                  GK YAMAMOTO KAIUN HOLDINGS                               Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1203    7                     MAY FLOWER MARITIME S.A.                              Commercial     Panama City          PANAMA
                                                                                     air, rail, and
                                                                                     water
                                                                                     transportation
                                                                                     equipment
                                                                                     rental and
                                                                                     leasing
 1204    7                     YAMAMOTO KAIUN CO., LTD.                              Other          Kure-shi             JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1205    5               ARAKAWA HOLDING CAYMAN CO., LTD.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1206    5               BLUE SKY FUND CAYMAN LTD.                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1207    5               CITRINE CAYMAN CO., LTD.                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1208    5               DOTONBORI KAIHATSU CAYMAN CO., LTD.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1209    5               ENDEAVOR CAYMAN LTD.                                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1210    5               FOREST GREEN LTD.                                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1211    5               GK CRYSTAL INVESTMENT                                       Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1212    5               GK KOGANE                                                   Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1213    5               GK SAKURAZAKA CAPITAL                                       Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1214    5               GK YAMAMOTO KAIUN HOLDINGS                                  Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1215    5               GOLDMAN SACHS PSI JAPAN CO., LTD.                           Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1216    5               GOLDMAN SACHS REALTY JAPAN LTD.                             Offices of     Tokyo                JAPAN
                                                                                     Other Holding
                                                                                     Companies
 1217    6                  BLUE DAISY CO., LTD.                                     Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1218    6                  C.H. WHITE FLOWER                                        Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1219    7                     GK FRANGIPANI                                         Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1220    6                  DANDELION INVESTMENTS CO., LTD.                          Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1221    6                  GAC PERSONAL CO., LTD.                                   All Other      Tokyo                JAPAN
                                                                                     Financial
                                                                                     Investment
                                                                                     Activities
 1222    7                     HYOGO WIDE SERVICE CO., LTD.                          Other          Kobe-shi             JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1223    7                     MIDORI DATA CO., LTD.                                 Other          Kobe-shi             JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1224    7                     WAKABA HOKEN DAIKO CO., LTD.                          Insurance      Kobe-shi             JAPAN
                                                                                     Agencies and
                                                                                     Brokerages
 1225    6                  GK ARISUGAWA FINANCE                                     Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1226    6                  GK CRYSTAL INVESTMENT                                    Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1227    6                  GLOBE INVESTMENT CO., LTD.                               Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1228    6                  GOLDMAN SACHS CREDIT PARTNERS (JAPAN), LTD.              Miscellaneous  Tokyo                JAPAN
                                                                                     Intermediation
 1229    7                     ROPPONGI DOMAIN LLC                                   Corporate,     George Town          CAYMAN
                                                                                     Subsidiary,                         ISLANDS
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 1230    6                  LEAF GREEN CO., LTD.                                     Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1231    6                  MERCHANT CAPITAL CO., LTD.                               All Other      Tokyo                JAPAN
                                                                                     Nondepository
                                                                                     Credit
                                                                                     Intermediation
 1232    6                  MERCHANT SUPPORT CO., LTD.                               All Other      Tokyo                JAPAN
                                                                                     Nondepository
                                                                                     Credit
                                                                                     Intermediation
 1233    6                  MINATO HOLDINGS C.H.                                     Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1234    7                     GREEN MOUNTAIN ONE CO., LTD                           Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1235    6                  NEPHRITE EQUITY CO., LTD.                                Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1236    6                  PALMWOOD CO., LTD.                                       Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1237    6                  REAL ESTATE CREATION FUND CO., LTD.                      Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1238    6                  REC INVESTMENTS CO., LTD.                                Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1239    6                  SAKURAZAKA KAIHATSU CO., LTD.                            Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1240    6                  WHITE OCEAN CO., LTD.                                    Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1241    5               GREEN RIVER CO., LTD.                                       Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1242    5               GS GFKL INVESTOR LLC                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1243    5               GS PIA HOLDINGS GK                                          Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1244    6                  CRANE HOLDINGS LTD.                                      Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1245    7                     SG INVESTMENTS KK                                     Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1246    6                  GS TK HOLDINGS I GK                                      Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1247    6                  GS TK HOLDINGS V GK                                      Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1248    6                  OCEANS HOLDINGS CO., LTD.                                Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1249    7                     SANYO ELECTRIC CO., LTD.                              Other          Osaka                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1250    6                  SG KIKAKU KK                                             Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1251    5               HEAVENLY LTD.                                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1252    6                  UNIVERSAL REALTY CO., LTD.                               Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1253    5               JUPITER INVESTMENT CO., LTD.                                Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1254    5               K.K. MINATO SAIKEN KAISHU                                   Corporate,     Tokyo                JAPAN
                                                                                     Subsidiary,
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 1255    5               KAIHIN CAYMAN CO., LTD.                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1256    5               KANAGAWA HOLDING CAYMAN CO., LTD.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1257    5               KEISEN KAIHATSU CAYMAN CO., LTD.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1258    5               KINMIRAI CAYMAN CO., LTD                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1259    5               KITANOMARU CAYMAN CO., LTD.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1260    5               KUROBE CAYMAN CO., LTD.                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1261    5               LINDEN WOOD IIS LTD.                                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1262    6                  CMA CO., LTD.                                            Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1263    5               LINDEN WOOD, LTD.                                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1264    5               LUIGI CAYMAN CO., LTD.                                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1265    5               MDL SEVEN (CAYMAN) HOLDINGS LLC                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1266    6                  MDL SEVEN (CAYMAN) LLC                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1267    5               MDL SIX (CAYMAN) HOLDINGS LLC                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1268    6                  MDL SIX (CAYMAN) LLC                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1269    5               MUSASHI CAYMAN CO., LTD.                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1270    5               MUSASHINO CAYMAN CO., LTD.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1271    5               PIA HOLDINGS CAYMAN                                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1272    6                  GS PIA HOLDINGS GK                                       Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1273    5               RUBY REALTY CAYMAN LTD.                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1274    5               SAYAMA CAYMAN CO., LTD.                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1275    5               SHINING PARTNERS LTD.                                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1276    5               SHIOHAMA CAYMAN CO., LTD.                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1277    5               SOLAR WIND LTD.                                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1278    5               SOUTH WIND REALTY FINANCE (CAYMAN) COMPANY                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1279    6                  ISEZAKI KAIHATSU CO., LTD.                               Other          Tokyo                JAPAN
                                                                                     Financial
                                                                                     Vehicles
 1280    6                  SPORTS SHINKO FINANCE CO., LTD.                          All Other      Tokyo                JAPAN
                                                                                     Nondepository
                                                                                     Credit
                                                                                     Intermediation
 1281    5               SP CAYMAN 2 LTD.                                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1282    5               TAIYO KAIHATSU CAYMAN CO., LTD.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles

 1184    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.



 1185    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1186    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1187    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1188    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1189    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1190    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1191    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1192    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1193    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1194    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1195    8   100     100     N/A        N/A


 1196    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1197    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1198    8   83      83      N/A        N/A





 1199    9   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.




 1200    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1201    7   100     100     N/A        N/A


 1202    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1203    7   100     100     N/A        N/A






 1204    7   100     100     N/A        N/A


 1205    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1206    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1207    5   100     100     N/A        N/A


 1208    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1209    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1210    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1211    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1212    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1213    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1214    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1215    5   100     100     N/A        N/A


 1216    5   100     100     N/A        N/A


 1217    6   100     100     N/A        N/A


 1218    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1219    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1220    6   100     100     N/A        N/A


 1221    6   100     100     N/A        N/A



 1222    7   100     100     N/A        N/A


 1223    7   100     100     N/A        N/A


 1224    7   100     100     N/A        N/A


 1225    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1226    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1227    6   100     100     N/A        N/A


 1228    6   100     100     N/A        N/A

 1229    7   100     100     N/A        N/A




 1230    6   100     100     N/A        N/A


 1231    6   100     100     N/A        N/A



 1232    6   100     100     N/A        N/A



 1233    6   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1234    7   100     100     N/A        N/A


 1235    6   100     100     N/A        N/A


 1236    6   100     100     N/A        N/A


 1237    6   100     100     N/A        N/A


 1238    6   100     100     N/A        N/A


 1239    6   100     100     N/A        N/A


 1240    6   100     100     N/A        N/A


 1241    5   50      50      N/A        N/A


 1242    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1243    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1244    6   100     100     N/A        N/A


 1245    7   61      61      N/A        N/A


 1246    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1247    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1248    6   100     100     N/A        N/A


 1249    7   49      49      36         36


 1250    6   100     100     N/A        N/A


 1251    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1252    6   100     100     N/A        N/A


 1253    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1254    5   100     100     N/A        N/A




 1255    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1256    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1257    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1258    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1259    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1260    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1261    5   100     100     N/A        N/A


 1262    6   100     100     N/A        N/A


 1263    5   100     100     N/A        N/A


 1264    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1265    5   100     100     N/A        N/A


 1266    6   100     100     N/A        N/A


 1267    5   100     100     N/A        N/A


 1268    6   100     100     N/A        N/A


 1269    5   100     100     N/A        N/A


 1270    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1271    5   100     100     N/A        N/A


 1272    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1273    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1274    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1275    5   100     100     N/A        N/A


 1276    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1277    5   100     100     N/A        N/A


 1278    5   100     100     N/A        N/A


 1279    6   100     100     N/A        N/A


 1280    6   100     100     N/A        N/A



 1281    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1282    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control


 1283    5               TAKAHAMA KAIHATSU CAYMAN CO., LTD.                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1284    5               UMEDA KAIHATSU CAYMAN                                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1285    4            MTGLQ INVESTORS, L.P.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1286    5               AMARANTH HOLDING, LLC                                       Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
 1287    6                  AMARANTH LAND, LLC                                       Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
 1288    5               AMC REO LLC                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1289    5               ASSET MANAGEMENT COMPANY OF AMERICA, L.L.C.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1290    5               CASE G, LLC                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1291    5               CDMC HOLDING COMPANY GEN-PAR, L.L.C.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1292    6                  CDMC, L.P.                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1293    7                     DEMAC FINANCIAL SERVICES, s.r.o.                      Other          Praha                CZECH
                                                                                     Financial                           REPUBLIC
                                                                                     Vehicles
 1294    5               CDMC, L.P.                                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1295    5               CDV-1 HOLDING COMPANY GEN-PAR, L.L.C.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1296    6                  CDV-1 HOLDING COMPANY, L.P.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1297    7                     CDV-1, LTD.                                           Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1298    8                        CRE-1 a.s.                                         Other          Praha                CZECH
                                                                                     Financial                           REPUBLIC
                                                                                     Vehicles
 1299    8                        JGG CAPITAL s.r.o.                                 Other          Praha                CZECH
                                                                                     Financial                           REPUBLIC
                                                                                     Vehicles
 1300    5               CDV-1 HOLDING COMPANY, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1301    5               CENTERLINE HOUSING PARTNERSHIP XI LP                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1302    5               CMLQ INVESTORS COMPANY                                      Other          Halifax        NS    CANADA
                                                                                     Financial
                                                                                     Vehicles
 1303    5               DADELAND RETAIL LLC                                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1304    5               DECO PROPERTY, LLC                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1305    5               ELQ INVESTORS, LTD                                          Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1306    6                  CDV-2, LTD.                                              Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1307    7                     QAF ASSETS s.r.o.                                     Other          Praha                CZECH
                                                                                     Financial                           REPUBLIC
                                                                                     Vehicles
 1308    6                  CONRAD P4 LTD.                                           Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1309    6                  G.S.Q SPV (1) LIMITED                                    Other          Lagos                NIGERIA
                                                                                     Financial
                                                                                     Vehicles
 1310    6                  GOLDMAN SACHS CREDIT PARTNERS (EUROPE) LTD               Miscellaneous  London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Investment                          (OTHER)
                                                                                     Activities
 1311    6                  GS EUROPEAN OPPORTUNITIES FUND B.V.                      Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1312    7                     BLOSSOM HOLDING III BV                                Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1313    7                     GS EUROPEAN STRATEGIC INVESTMENT GROUP (2009) LTD     Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1314    7                     GS EUROPEAN STRATEGIC INVESTMENT GROUP B.V.           Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1315    7                     MATTERHORN ACQUISITIONS LTD.                          Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1316    7                     PMF-2, LTD                                            Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1317    6                  GS EUROPEAN OPPORTUNITIES FUND II GP LTD                 Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1318    7                     GS EUROPEAN OPPORTUNITIES FUND II L.P.                Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1319    8                        GS EUROPEAN INVESTMENT GROUP II LTD                Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1320    8                        POSEIDON ACQUISITIONS LTD                          Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1321    9                           POSEIDON IMMOBILIEN GMBH                        Other          Hof                  GERMANY
                                                                                     Financial
                                                                                     Vehicles
 1322    7                     KRETA ACQUISITIONS LTD                                Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1323    8                        KRETA IMMOBILIEN GMBH                              Other          Hof                  GERMANY
                                                                                     Financial
                                                                                     Vehicles
 1324    7                     KYPRIS ACQUISITIONS LTD.                              Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1325    8                        KYPRIS IMMOBILIEN GMBH                             Other          Hof                  GERMANY
                                                                                     Financial
                                                                                     Vehicles
 1326    7                     SANA ACQUISITIONS LTD                                 Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1327    6                  GS EUROPEAN OPPORTUNITIES FUND II L.P.                   Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1328    6                  GS EUROPEAN OPPORTUNITIES FUND III LTD.                  Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1329    7                     GS EUROPEAN INVESTMENT GROUP III LTD.                 Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1330    6                  KILLINGHOLME POWER                                       Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1331    6                  MB ACQUISITIONS B.V.                                     Other          Baarn                NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1332    7                     MB CAPITAL GMBH                                       Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 1333    6                  MONT BLANC ACQUISITIONS LTD                              Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1334    7                     KILLINGHOLME POWER                                    Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1335    6                  NEG (TPL) LIMITED                                        Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1336    6                  PERCIER FINANCE SAS                                      Other          Paris                FRANCE
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1337    6                  PMF-1, LTD                                               Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1338    6                  SCC SEQUOIA CREDIT CONSOLIDATION LIMITED                 Other          Limassol             CYPRUS
                                                                                        Financial
                                                                                     Vehicles
 1339    7                     CROMAN INVESTMENTS LIMITED                            Other          Limassol             CYPRUS
                                                                                     Financial
                                                                                     Vehicles
 1340    7                     RINANI INVESTMENTS LIMITED                            Other          Limassol             CYPRUS
                                                                                     Financial
                                                                                     Vehicles
 1341    7                     SCC ASSETS MANAGEMENT                                 Other          Moscow               RUSSIA
                                                                                     Financial
                                                                                     Vehicles
 1342    6                  SOUTH WALES TPL INVESTMENTS LIMITED                      Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1343    6                  TELE SPV LIMITED                                         Other          Lagos                NIGERIA
                                                                                     Financial
                                                                                     Vehicles
 1344    6                  THO B.V.                                                 Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1345    6                  WESTERN POWER INVESTMENTS LIMITED                        Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1346    6                  YORAM LIMITED                                            Other          Lagos                NIGERIA
                                                                                     Financial
                                                                                     Vehicles
 1347    6                  YPSILON PORTFOLIO LTD                                    Other          LONDON               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1348    5               EMBARGO, LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1349    5               FAIRWAY RESOURCES GP, LLC                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1350    6                  FAIRWAY RESOURCES PARTNERS, LP                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1351    7                     FAIRWAY RESOURCES OPERATING, LLC                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1352    5               FAIRWAY RESOURCES PARTNERS, LP                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1353    5               GCN HOLDING LLC                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1354    6                  GCN HOLDING (CANADA) ULC                                 Other          Halifax        NS    CANADA
                                                                                     Financial
                                                                                     Vehicles
 1355    5               GOLDMAN SACHS LENDING PARTNERS LLC                          Secondary      Wilmington     DE    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
 1356    6                  DAC HOLDINGS I, L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1357    7                     DAC HOLDINGS VII, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1358    8                        FARRAGUT INVESTMENTS UK 1  LLC                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1359    9                           FARRAGUT INVESTMENTS UK 2 LLC                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1360    9                           POWER BIRD LIMITED PARTNERSHIP                  Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1361    7                     DAC HOLDINGS VIII, L.L.C.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1362    8                        POWER BIRD LIMITED PARTNERSHIP                     Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1363    6                  NCS I LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1364    7                     NCS Holding Company, Inc.                             Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1365    8                        ACFI Funding Corp.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1366    8                        ACLC Funding Corp.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1367    8                        Amresco Commercial Finance, LLC                    Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1368    8                        Amresco SBA Holdings, Inc.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1369    9                           40 Maplecrest Road, LLC                         Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1370    9                           Independence Funding Holding Company, LLC       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1371    8                        CLC Funding Corp.                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1372    8                        NCS Securities Holding Corp.                       Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1373    6                  PNW, LLC                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1374    6                  PRALQ, LLC                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1375    6                  REP PEB REALTY, L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1376    5               GS EUROPEAN OPPORTUNITIES FUND B.V.                         Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1377    5               GS EUROPEAN OPPORTUNITIES FUND GP, LLC                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1378    6                  GS EUROPEAN OPPORTUNITIES FUND L.P.                      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1379    5               GS EUROPEAN OPPORTUNITIES FUND L.P.                         Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1380    5               GS GUERNSEY INVESTMENTS LIMITED                             Other          St. Peter            GUERNSEY
                                                                                     Financial      Port
                                                                                     Vehicles
 1381    5               GS MACRO INVESTMENTS LLC                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies

 1283    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1284    5   N/A     N/A     N/A        N/A        The direct holder has other
                                                   Management Control

 1285    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1286    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
 1287    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.
 1288    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1289    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1290    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1291    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1292    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1293    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1294    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1295    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1296    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1297    7   100     100     100        100


 1298    8   100     100     N/A        N/A


 1299    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1300    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1301    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1302    5   99      100     N/A        N/A


 1303    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1304    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1305    5   100     100     100        100


 1306    6   100     100     N/A        N/A


 1307    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1308    6   100     100     N/A        N/A


 1309    6   100     100     N/A        N/A


 1310    6   100     100     N/A        N/A



 1311    6   75      75      N/A        N/A


 1312    7   100     100     N/A        N/A


 1313    7   100     100     N/A        N/A


 1314    7   100     100     N/A        N/A


 1315    7   100     100     N/A        N/A


 1316    7   100     100     N/A        N/A


 1317    6   100     100     N/A        N/A


 1318    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1319    8   100     100     N/A        N/A


 1320    8   100     100     N/A        N/A


 1321    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1322    7   100     100     N/A        N/A


 1323    8   100     100     N/A        N/A


 1324    7   100     100     N/A        N/A


 1325    8   100     100     N/A        N/A


 1326    7   100     100     N/A        N/A


 1327    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1328    6   100     100     N/A        N/A


 1329    7   100     100     N/A        N/A


 1330    6   99      99      100        100


 1331    6   100     100     N/A        N/A


 1332    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                    Managing Member.

 1333    6   100     100     N/A        N/A


 1334    7   1       99      N/A        N/A


 1335    6   100     100     N/A        N/A


 1336    6   90      90      N/A        N/A


 1337    6   100     100     N/A        N/A


 1338    6   45      45      N/A        N/A


 1339    7   100     100     N/A        N/A


 1340    7   100     100     N/A        N/A


 1341    7   100     100     N/A        N/A


 1342    6   100     100     N/A        N/A


 1343    6   100     100     N/A        N/A


 1344    6   100     100     N/A        N/A


 1345    6   100     100     N/A        N/A


 1346    6   100     100     N/A        N/A


 1347    6   100     100     100        100


 1348    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1349    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1350    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1351    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1352    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1353    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1354    6   100     100     N/A        N/A


 1355    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1356    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1357    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1358    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1359    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1360    9   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1361    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1362    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1363    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1364    7   100     100     N/A        N/A


 1365    8   100     100     N/A        N/A


 1366    8   100     100     N/A        N/A


 1367    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1368    8   100     100     N/A        N/A


 1369    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1370    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1371    8   100     100     N/A        N/A


 1372    8   100     100     N/A        N/A


 1373    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1374    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1375    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1376    5   1       75      N/A        N/A


 1377    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1378    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1379    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1380    5   99      99      N/A        N/A


 1381    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 1382    6                  GS MACRO INVESTMENTS II, LLC                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1383    6                  GS MACRO INVESTMENTS III, LLC                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1384    6                  GS MACRO INVESTMENTS IV, LLC                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1385    6                  GS MACRO INVESTMENTS V, LLC                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1386    5               MLQ-MLL, LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1387    5               MTGRP, L.L.C.                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1388    5               POWER RECEIVABLE FINANCE, LLC                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1389    5               PRESIDIO, LLC                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1390    5               PRNP, LLC                                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1391    5               REMARK CAPITAL GROUP, LLC                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1392    5               REP MCR REALTY, L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 1393    5               RIO BRANCO ACQUISICAO E ADMINISTRACAO DE CREDITOS LTDA.     Investment     Sao Paulo            BRAZIL
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
 1394    5               RIO PARANA COMPANHIA SECURITIZADORA DE CREDITOS FINANCEIROS Other          Curitiba             BRAZIL
                                                                                     Financial
                                                                                     Vehicles
 1395    5               SCLQ, S. DE R.L. DE C.V.                                    Other          Guadalajara          MEXICO
                                                                                     Financial
                                                                                     Vehicles
 1396    5               SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO CREDITI SRL         All Other      Milan                ITALY
                                                                                     Financial                           (OTHER)
                                                                                     Investment
                                                                                     Activities
 1397    5               SPARTA INSURANCE HOLDINGS, INC.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1398    6                  SPARTA Insurance Company                                 Direct         Hartford       CT    UNITED
                                                                                     Property and                        STATES
                                                                                     Casualty
                                                                                     Insurance
                                                                                     Carriers
 1399    5               SPF ONE IL, LLC                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1400    3         ROTHESAY LIFE, L.L.C.                                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1401    4            ROTHESAY LIFE (CAYMAN) LIMITED                                 Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
 1402    5               ROTHESAY LIFE LIMITED                                       Insurance      London               UNITED
                                                                                     Agencies and                        KINGDOM
                                                                                     Brokerages                          (OTHER)
 1403    3         SPA UNIT TRUST 2009-I                                             Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1404    3         SPA UNIT TRUST 2009-II                                            Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1405    2      GOLDMAN SACHS GLOBAL SERVICES I LIMITED                              All Other      George Town          CAYMAN
                                                                                     Professional,                       ISLANDS
                                                                                     Scientific,
                                                                                     and Technical
                                                                                     Services
 1406    2      GOLDMAN SACHS GROUP HOLDINGS (U.K.)                                  Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)



 1407    2      GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.                   Corporate,     Col                  MEXICO
                                                                                     Subsidiary,    Lomas de
                                                                                     and Regional   Chapultepec
                                                                                     Managing
                                                                                     Offices
 1408    2      GOLDMAN SACHS HEADQUARTERS LLC                                       Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 1409    2      GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                              Investment     Wilmington     DE    UNITED
                                                                                     Advice                              STATES
 1410    2      GOLDMAN SACHS HEDGE INSTITUCIONAL FUNDO DE                           Open-End       Rio de               BRAZIL
                INVESTIMENTO EM COTAS DE FUNDO DE INVESTIMENTO                       Investment     Janeiro
                MULTIMERCADO                                                         Funds
 1411    3         GOLDMAN SACHS MASTER HEDGE INSTITUCIONAL                          Open-End       Rio de               BRAZIL
                   FUNDO DE INVESTIMENTO MULTIMERCADO                                Investment     Janeiro
                                                                                     Funds
 1412    2      GOLDMAN SACHS HEDGE QUALIFICADO FUNDO DE                             Open-End       Rio de               BRAZIL
                INVESTIMENTO EM COTAS DE FUNDO DE INVESTIMENTO                       Investment     Janeiro
                MULTIMERCADO                                                         Funds
 1413    3         GOLDMAN SACHS MASTER HEDGE FUNDO DE                               Open-End       Rio de               BRAZIL
                   INVESTIMENTO MULTIMERCADO                                         Investment     Janeiro
                                                                                     Funds
 1414    2      GOLDMAN SACHS HOUSING AND HEALTH CARE CAPITAL                        Offices of     New York       NY    UNITED
                CORPORATION                                                          Other Holding                       STATES
                                                                                     Companies
 1415    3         GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING                     Other          New York       NY    UNITED
                   COMPANY                                                           Financial                           STATES
                                                                                     Vehicles
 1416    2      GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING                        Other          New York       NY    UNITED
                COMPANY                                                              Financial                           STATES
                                                                                     Vehicles
 1417    2      GOLDMAN SACHS IBOVESPA ATIVO - FUNDO DE                              Open-End       Rio de               BRAZIL
                INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO EM                   Investment     Janeiro
                ACOES                                                                Funds
 1418    3         GOLDMAN SACHS MASTER IBOVESPA ATIVO - FUNDO                       Open-End       Rio de               BRAZIL
                   DE INVESTIMENTO EM ACOES                                          Investment     Janeiro
                                                                                     Funds
 1419    2      GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO                            Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1420    2      GOLDMAN SACHS INVESTMENTS LTD.                                       Other          Hamilton             BERMUDA
                                                                                     Financial
                                                                                     Vehicles
 1421    3         SHIGAKOGEN (DELAWARE) L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1422    2      GOLDMAN SACHS IRELAND GROUP HOLDINGS LLC                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1423    3         GOLDMAN SACHS IRELAND LLC                                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1424    2      GOLDMAN SACHS ISRAEL LLC                                             Investment     Wilmington     DE    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
 1425    2      GOLDMAN SACHS IUT MANAGEMENT LIMITED                                 Portfolio      Dublin               IRELAND
                                                                                     Management
 1426    2      GOLDMAN SACHS JBWERE GROUP HOLDINGS PTY LTD                          Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1427    3         501 INVESTMENT COMPANY PTY LTD                                    Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1428    4            501-2 INVESTMENT PARTNERSHIP                                   Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1429    3         502 INVESTMENT COMPANY PTY LTD                                    Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1430    4            501-2 INVESTMENT PARTNERSHIP                                   Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1431    3         AXM Pty Ltd                                                       Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1432    3         CATUMNAL HOLDINGS PTY LTD                                         Other          Melbourne            AUSTRALIA
                                                                                     Depository
                                                                                     Credit
                                                                                     Intermediation
 1433    3         CATUMNAL NOMINEES PTY LTD                                         Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1434    3         Chartres Trading Pty Ltd                                          Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1435    3         GOLDMAN SACHS JBWERE (CARRIED INTEREST) PTY LTD                   Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1436    3         GOLDMAN SACHS JBWERE AUSTRALASIAN MEZZANINE  FUND 2               Open-End       Sydney               AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1437    3         GOLDMAN SACHS JBWERE AUSTRALASIAN MEZZANINE                       Open-End       Sydney               AUSTRALIA
                   FUND 2 - ACCESS FUND                                              Investment
                                                                                     Funds
 1438    4            GOLDMAN SACHS JBWERE AUSTRALASIAN                              Open-End       Sydney               AUSTRALIA
                      MEZZANINE FUND 2                                               Investment
                                                                                     Funds
 1439    3         GOLDMAN SACHS JBWERE AUSTRALIA HOLDINGS PTY                       Offices of     Melbourne            AUSTRALIA
                   LIMITED                                                           Other Holding
                                                                                     Companies
 1440    4            GOLDMAN SACHS AUSTRALIA PTY LIMITED                            Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1441    5               GOLDMAN SACHS JBWERE AUSTRALIA NOMINEES PTY LIMITED         Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1442    3         GOLDMAN SACHS JBWERE FINANCIAL MARKETS PTY LTD                    Commodity      Melbourne            AUSTRALIA
                                                                                     Contracts
                                                                                     Dealing
 1443    3         GOLDMAN SACHS JBWERE INC.                                         Securities     New York       NY    UNITED
                                                                                     Brokerage                           STATES
 1444    3         GOLDMAN SACHS JBWERE PIA (MANAGEMENT) PTY LTD                     Portfolio      Melbourne            AUSTRALIA
                                                                                     Management
 1445    3         GOLDMAN SACHS JBWERE PTY LTD                                      Securities     Melbourne            AUSTRALIA
                                                                                     Brokerage
 1446    4            AMBYNE NOMINEES PTY LTD                                        Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1447    5               201 INVESTMENT COMPANY PTY LTD                              Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1448    6                  201-2 INVESTMENT PARTNERSHIP                             Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1449    5               202 INVESTMENT COMPANY PTY LTD                              Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1450    6                  201-2 INVESTMENT PARTNERSHIP                             Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1451    4            Darling Nominees Pty Ltd                                       Trust,         Sydney               AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1452    4            FREMANTLE NOMINEES PTY LTD                                     Trust,         Perth                AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1453    4            GOLDMAN SACHS JBWERE FUTURES PTY LTD                           Securities and Melbourne            AUSTRALIA
                                                                                     Commodity
                                                                                     Exchanges
 1454    4            GOLDMAN SACHS JBWERE NOMINEES PTY LTD                          Miscellaneous  Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Investment
                                                                                     Activities
 1455    4            Hedonwick Nominees Pty Ltd                                     Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1456    4            JBW Melbourne Nominees Pty Ltd                                 Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1457    4            JBW SYDNEY NOMINEES PTY. LIMITED                               Trust,         Sydney               AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1458    4            Medonola Nominees Pty Ltd                                      Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1459    4            Melton Nominees Pty Ltd                                        Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1460    4            Moreton Nominees Pty Ltd                                       Trust,         Brisbane             AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1461    4            PERRODON NOMINEES PTY LTD                                      Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1462    4            TORRENS NOMINEES PTY LTD                                       Trust,         Adelaide             AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1463    4            WEREFUND PROPRIETARY LIMITED                                   Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1464    5               GOLDMAN SACHS JBWERE SERVICES PTY LTD                       Corporate,     Melbourne            AUSTRALIA
                                                                                     Subsidiary,
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices

 1465    6                  Goldman Sachs JBWere (UK) Limited                        Investment     London               UNITED
                                                                                     Advice                              KINGDOM
                                                                                                                         (OTHER)
 1466    4            WERESYD PTY LTD                                                Trust,         Sydney               AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1467    4            WINSTONOLA NOMINEES PTY LTD                                    Corporate,     Melbourne            AUSTRALIA
                                                                                     Subsidiary,
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 1468    3         GOLDMAN SACHS JBWERE SERVICES PTY LTD                             Corporate,     Melbourne            AUSTRALIA
                                                                                     Subsidiary,
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices

 1469    3         Grancill Pty Ltd                                                  Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1470    3         High Income Investments Pty Ltd                                   Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1471    3         INVIA ENTERPRISES PTY LTD                                         Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1472    4            CATUMNAL HOLDINGS PTY LTD                                      Other          Melbourne            AUSTRALIA
                                                                                     Depository
                                                                                     Credit
                                                                                     Intermediation
 1473    4            GOLDMAN SACHS JBWERE SERVICES PTY LTD                          Corporate,     Melbourne            AUSTRALIA
                                                                                     Subsidiary,
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices

 1474    3         IRREWARRA INVESTMENTS PTY LTD                                     Investment     Melbourne            AUSTRALIA
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
 1475    3         JBWERE INTERNATIONAL PTY LTD                                      Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1476    4            GOLDMAN SACHS JBWERE (NZ) HOLDINGS LIMITED                     Offices of     Auckland             NEW
                                                                                     Other Holding                       ZEALAND
                                                                                     Companies                           (OTHER)
 1477    5               GOLDMAN SACHS JBWERE MANAGEMENT (NZ) LIMITED                Offices of     Auckland             NEW
                                                                                     Other Holding                       ZEALAND
                                                                                     Companies                           (OTHER)



 1478    6                  DEVELOPMENT SECURITIES LIMITED                           Investment     Auckland             NEW
                                                                                     Banking and                         ZEALAND
                                                                                     Securities                          (OTHER)
                                                                                     Dealing
 1479    6                  GOLDMAN SACHS JBWERE (NZ) LIMITED                        Securities     Auckland             NEW
                                                                                     Brokerage                           ZEALAND
                                                                                                                         (OTHER)
 1480    7                     EQUITY NOMINEES LIMITED                               Trust,         Auckland             NEW
                                                                                     Fiduciary, and                      ZEALAND
                                                                                     Custody                             (OTHER)
                                                                                     Activities

 1382    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1383    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1384    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1385    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1386    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1387    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1388    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1389    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1390    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1391    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1392    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 1393    5   1       100     N/A        N/A



 1394    5   99      100     N/A        N/A


 1395    5   99      100     N/A        N/A


 1396    5   98      100     N/A        N/A



 1397    5   25      25      N/A        N/A


 1398    6   100     100     N/A        N/A




 1399    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1400    3   24      100     N/A        N/A


 1401    4   100     100     N/A        N/A


 1402    5   100     100     N/A        N/A


 1403    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1404    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1405    2   100     100     N/A        N/A




 1406    2   1       100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
 1407    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.



 1408    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 1409    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
 1410    2   100     100     N/A        N/A


 1411    3   100     100     N/A        N/A


 1412    2   100     100     N/A        N/A


 1413    3   58      100     N/A        N/A


 1414    2   100     100     N/A        N/A


 1415    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1416    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1417    2   100     100     N/A        N/A


 1418    3   78      100     N/A        N/A


 1419    2   38      38      N/A        N/A


 1420    2   100     100     N/A        N/A


 1421    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1422    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1423    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1424    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 1425    2   100     100     N/A        N/A

 1426    2   100     100     N/A        N/A


 1427    3   100     100     N/A        N/A


 1428    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1429    3   100     100     N/A        N/A


 1430    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1431    3   100     100     N/A        N/A


 1432    3   1       100     N/A        N/A



 1433    3   100     100     N/A        N/A



 1434    3   100     100     N/A        N/A


 1435    3   100     100     N/A        N/A



 1436    3   16      67      N/A        N/A


 1437    3   3       3       N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1438    4   51      67      N/A        N/A


 1439    3   100     100     N/A        N/A


 1440    4   100     100     N/A        N/A


 1441    5   100     100     N/A        N/A



 1442    3   100     100     N/A        N/A


 1443    3   100     100     N/A        N/A

 1444    3   100     100     N/A        N/A

 1445    3   100     100     N/A        N/A

 1446    4   100     100     N/A        N/A



 1447    5   100     100     N/A        N/A


 1448    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1449    5   100     100     N/A        N/A


 1450    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1451    4   100     100     N/A        N/A



 1452    4   100     100     N/A        N/A



 1453    4   100     100     N/A        N/A


 1454    4   100     100     N/A        N/A



 1455    4   100     100     N/A        N/A



 1456    4   100     100     N/A        N/A



 1457    4   100     100     N/A        N/A



 1458    4   100     100     N/A        N/A



 1459    4   100     100     N/A        N/A



 1460    4   100     100     N/A        N/A



 1461    4   100     100     N/A        N/A



 1462    4   100     100     N/A        N/A



 1463    4   100     100     N/A        N/A



 1464    5   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Class C shares.
 1465    6   100     100     N/A        N/A


 1466    4   100     100     N/A        N/A



 1467    4   100     100     N/A        N/A




 1468    3   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
 1469    3   100     100     N/A        N/A


 1470    3   100     100     N/A        N/A


 1471    3   100     100     N/A        N/A


 1472    4   99      100     N/A        N/A



 1473    4   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Class B shares.
 1474    3   50      50      N/A        N/A



 1475    3   100     100     N/A        N/A


 1476    4   100     100     N/A        N/A


 1477    5   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Class A shares.
 1478    6   100     100     N/A        N/A



 1479    6   100     100     N/A        N/A


 1480    7   100     100     N/A        N/A




 1481    6                  GOLDMAN SACHS JBWERE (NZ) MEZZANINE LIMITED              Portfolio      Auckland             NEW
                                                                                     Management                          ZEALAND
                                                                                                                         (OTHER)
 1482    6                  GOLDMAN SACHS JBWERE (NZ) PRIVATE EQUITY LIMITED         Portfolio      Auckland             NEW
                                                                                     Management                          ZEALAND
                                                                                                                         (OTHER)
 1483    7                     GOLDMAN SACHS JBWERE TRANS                            Other          Auckland             NEW
                               TASMAN PRIVATE EQUITY FUND 07 (NZ) LIMITED            Financial                           ZEALAND
                                                                                     Vehicles                            (OTHER)
 1484    6                  GOLDMAN SACHS JBWERE ASSET MANAGEMENT (NZ) LIMITED       Portfolio      Auckland             NEW
                                                                                     Management                          ZEALAND
                                                                                                                         (OTHER)
 1485    6                  GOLDMAN SACHS JBWERE EQUITY FINANCE (NZ) LIMITED         Miscellaneous  Auckland             NEW
                                                                                     Financial                           ZEALAND
                                                                                     Investment                          (OTHER)
                                                                                     Activities
 1486    6                  GOLDMAN SACHS JBWERE SECURITIES (NZ) LIMITED             Securities     Auckland             NEW
                                                                                     Brokerage                           ZEALAND
                                                                                                                         (OTHER)
 1487    7                     WARSAND NOMINEES LIMITED                              Trust,         Auckland             NEW
                                                                                     Fiduciary, and                      ZEALAND
                                                                                     Custody                             (OTHER)
                                                                                     Activities
 1488    6                  PORTFOLIO CUSTODIAN LIMITED                              Trust,         Auckland             NEW
                                                                                     Fiduciary, and                      ZEALAND
                                                                                     Custody                             (OTHER)
                                                                                     Activities
 1489    5               VALCRON INVESTMENTS LIMITED                                 Offices of     Auckland             NEW
                                                                                     Other Holding                       ZEALAND
                                                                                     Companies                           (OTHER)
 1490    6                  GOLDMAN SACHS JBWERE MANAGEMENT (NZ) LIMITED             Offices of     Auckland             NEW
                                                                                     Other Holding                       ZEALAND
                                                                                     Companies                           (OTHER)



 1491    4            KIWIWARRH (NZ) LIMITED                                         Other          Auckland             NEW
                                                                                     Financial                           ZEALAND
                                                                                     Vehicles                            (OTHER)
 1492    4            Rothmill Investment Company Limited                            Miscellaneous  George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Investment
                                                                                     Activities
 1493    3         JBWERE REGISTERED TRADERS PTY LTD                                 Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1494    3         Leveraged Income Pty Ltd                                          Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1495    3         TAROMO PTY LTD                                                    Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1496    4            AUSTRALIAN MEDIA INVESTMENTS PTY LTD                           Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1497    4            GOLDMAN SACHS JBWERE PRIVATE EQUITY (A UNITS) PTY LTD          Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1498    4            GOLDMAN SACHS JBWERE PRIVATE EQUITY (B UNITS) PTY LTD          Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1499    4            GOLDMAN SACHS JBWERE PRIVATE EQUITY (GENERAL PARTNER) PTY LTD  Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1500    4            TATARA PTY LTD                                                 Other          Melbourne            AUSTRALIA
                                                                                     Depository
                                                                                     Credit
                                                                                     Intermediation
 1501    3         WERENOM PROPRIETARY LIMITED                                       Offices of     Melbourne            AUSTRALIA
                                                                                     Other Holding
                                                                                     Companies
 1502    4            GOLDMAN SACHS JBWERE CAPITAL MARKETS LIMITED                   Investment     Melbourne            AUSTRALIA
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
 1503    5               GOLDMAN SACHS JBWERE INVESTMENT MANAGEMENT PTY LTD          Portfolio      Melbourne            AUSTRALIA
                                                                                     Management
 1504    5               GOLDMAN SACHS JBWERE MANAGED FUNDS LIMITED                  Portfolio      Melbourne            AUSTRALIA
                                                                                     Management
 1505    6                  COLLATERAL MEZZANINE FUND 05                             Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1506    6                  GOLDMAN SACHS JBWERE ASIAN EQUITIES KEYSTONE FUND        Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1507    6                  GOLDMAN SACHS JBWERE AUSTRALIA FLEX FUND                 Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1508    6                  GOLDMAN SACHS JBWERE AUSTRALIA QUANTITATIVE EQUITY FUND  Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1509    6                  GOLDMAN SACHS JBWERE AUSTRALIAN EQUITIES FUND            Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1510    6                  GOLDMAN SACHS JBWERE AUSTRALIAN EQUITIES POOLED FUND     Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1511    6                  GOLDMAN SACHS JBWERE AUSTRALIAN EQUITIES WHOLESALE FUND  Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1512    6                  GOLDMAN SACHS JBWERE AUSTRALIAN                          Open-End       Melbourne            AUSTRALIA
                            INFRASTRUCTURE WHOLESALE FUND                            Investment
                                                                                     Funds
 1513    6                  GOLDMAN SACHS JBWERE BRIC EQUITIES KEYSTONE FUND         Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1514    6                  GOLDMAN SACHS JBWERE BRIC II KEYSTONE FUND               Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1515    6                  GOLDMAN SACHS JBWERE CASH RESERVES FUND                  Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1516    6                  GOLDMAN SACHS JBWERE CASH TRUST                          Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1517    6                  GOLDMAN SACHS JBWERE COMMODITY HINDSIGHT KEYSTONE FUND   Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1518    6                  GOLDMAN SACHS JBWERE CORE PLUS                           Open-End       Melbourne            AUSTRALIA
                            AUSTRALIAN FIXED INCOME FUND                             Investment
                                                                                     Funds
 1519    6                  GOLDMAN SACHS JBWERE DIVERSIFIED GROWTH FUND             Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1520    6                  GOLDMAN SACHS JBWERE DIVERSIFIED GROWTH POOLED FUND      Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1521    6                  GOLDMAN SACHS JBWERE DIVERSIFIED GROWTH WHOLESALE FUND   Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1522    6                  GOLDMAN SACHS JBWERE EMERGING LEADERS FUND               Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1523    6                  GOLDMAN SACHS JBWERE EMERGING LEADERS POOLED FUND        Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1524    6                  GOLDMAN SACHS JBWERE EMERGING LEADERS WHOLESALE FUND     Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1525    6                  GOLDMAN SACHS JBWERE ENHANCED INCOME FUND                Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1526    6                  GOLDMAN SACHS JBWERE ENHANCED INCOME POOLED FUND         Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1527    6                  GOLDMAN SACHS JBWERE ENHANCED INCOME WHOLESALE FUND      Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1528    6                  GOLDMAN SACHS JBWERE EUROPEAN EQUITIES KEYSTONE FUND     Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1529    6                  GOLDMAN SACHS JBWERE FOOD, FEED, FUEL II KEYSTONE FUND   Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1530    6                  GOLDMAN SACHS JBWERE FOOD, FEED, FUEL KEYSTONE FUND      Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1531    6                  GOLDMAN SACHS JBWERE GLOBAL ALPHA FUND                   Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1532    6                  GOLDMAN SACHS JBWERE GLOBAL ALPHA FUND IDPS              Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1533    6                  GOLDMAN SACHS JBWERE GLOBAL                              Other          Melbourne            AUSTRALIA
                            EQUITY HINDSIGHT KEYSTONE FUND                           Financial
                                                                                     Vehicles
 1534    6                  GOLDMAN SACHS JBWERE GLOBAL FLEX FUND                    Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1535    6                  GOLDMAN SACHS JBWERE GLOBAL FLEX POOLED FUND             Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1536    6                  GOLDMAN SACHS JBWERE GLOBAL HEALTH & BIOTECH FUND        Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1537    6                  GOLDMAN SACHS JBWERE GLOBAL                              Open-End       Melbourne            AUSTRALIA
                            HEALTH & BIOTECH POOLED FUND                             Investment
                                                                                     Funds
 1538    6                  GOLDMAN SACHS JBWERE GLOBAL                              Open-End       Melbourne            AUSTRALIA
                            HEALTH & BIOTECH WHOLESALE FUND                          Investment
                                                                                     Funds
 1539    6                  GOLDMAN SACHS JBWERE GLOBAL HIGH YIELD POOLED FUND       Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1540    6                  GOLDMAN SACHS JBWERE GLOBAL SMALL COMPANIES FUND         Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1541    6                  GOLDMAN SACHS JBWERE GLOBAL SMALL COMPANIES POOLED FUND  Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1542    6                  GOLDMAN SACHS JBWERE GLOBAL SMALL                        Open-End       Melbourne            AUSTRALIA
                            COMPANIES WHOLESALE FUND                                 Investment
                                                                                     Funds
 1543    6                  GOLDMAN SACHS JBWERE GLOBAL SPECTRUM FUND                Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1544    6                  GOLDMAN SACHS JBWERE HEDGED GLOBAL FLEX FUND             Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1545    6                  GOLDMAN SACHS JBWERE HEDGED INTERNATIONAL POOLED FUND    Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1546    6                  GOLDMAN SACHS JBWERE HEDGED INTERNATIONAL WHOLESALE FUND Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1547    6                  GOLDMAN SACHS JBWERE INCOME PLUS POOLED FUND             Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1548    6                  GOLDMAN SACHS JBWERE INCOME PLUS WHOLESALE FUND          Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1549    6                  GOLDMAN SACHS JBWERE INTERNATIONAL FUND                  Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1550    6                  GOLDMAN SACHS JBWERE INTERNATIONAL POOLED FUND           Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1551    6                  GOLDMAN SACHS JBWERE INTERNATIONAL WHOLESALE FUND        Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1552    6                  GOLDMAN SACHS JBWERE INVESTMENT FUND                     Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1553    6                  GOLDMAN SACHS JBWERE LEADERS FUND                        Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1554    6                  GOLDMAN SACHS JBWERE MULTI-STRATEGY FUND                 Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1555    6                  GOLDMAN SACHS JBWERE PROPERTY SECURITIES POOLED FUND     Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1556    6                  GOLDMAN SACHS JBWERE PROPERTY SECURITIES WHOLESALE FUND  Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1557    6                  GOLDMAN SACHS JBWERE RESOURCES FUND                      Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1558    6                  GOLDMAN SACHS JBWERE RESOURCES POOLED FUND               Open-End       Melbourne            AUSTRALIA
                                                                                     Investment
                                                                                     Funds
 1559    6                  GOLDMAN SACHS JBWERE SUSTAINABILITY KEYSTONE FUND        Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1560    6                  PRIVATE EQUITY FUND 2000                                 Other          Melbourne            AUSTRALIA
                                                                                     Financial
                                                                                     Vehicles
 1561    5               I C Nominees Pty Ltd                                        Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1562    5               INVIA CUSTODIAN PTY LIMITED                                 Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1563    6                  Harbour Nominees Pty Ltd                                 Trust,         Sydney               AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1564    6                  I C Nominees Pty Ltd                                     Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1565    5               INVIA FINANCIAL SERVICES PTY LTD                            Other          Melbourne            AUSTRALIA
                                                                                     Depository
                                                                                     Credit
                                                                                     Intermediation
 1566    5               JBWERE EQUITY FINANCE NOMINEES PTY LTD                      Trust,         Canberra             AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1567    5               WERECAP NOMINEES PTY LTD                                    Trust,         Melbourne            AUSTRALIA
                                                                                     Fiduciary, and
                                                                                     Custody
                                                                                     Activities
 1568    2      GOLDMAN SACHS KMI INVESTORS, L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1569    3         Knight Holdco LLC                                                 Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1570    2      GOLDMAN SACHS KOREA EQUITY FEEDER INVESTMENT TRUST NO.1              Open-End       Chong Ro-Gu          KOREA,
                                                                                     Investment                          SOUTH
                                                                                     Funds
 1571    2      GOLDMAN SACHS LONDON PROPERTY LIMITED                                Lessors of     London               UNITED
                                                                                     nonresidential                      KINGDOM
                                                                                     buildings                           (OTHER)
                                                                                     (except mini
                                                                                     warehouses)
 1572    2      GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED                           Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 1573    2      GOLDMAN SACHS MANAGEMENT, INC.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1574    3         GOLDMAN SACHS 2006 EXCHANGE FUND ADVISORS, L.L.C.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1575    4            GOLDMAN SACHS 2006 EXCHANGE PLACE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1576    5               GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.              Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1577    5               GSEP 2006 REALTY CORP.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1578    3         GOLDMAN SACHS ABSOLUTE RETURN FUND OFFSHORE, LTD.                 Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1579    3         GOLDMAN SACHS ALPHA LIMITED PARTNERS STRATEGIES, LTD.             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds

 1481    6   100     100     N/A        N/A


 1482    6   100     100     N/A        N/A


 1483    7   100     100     N/A        N/A


 1484    6   100     100     N/A        N/A


 1485    6   100     100     N/A        N/A



 1486    6   100     100     N/A        N/A


 1487    7   100     100     N/A        N/A



 1488    6   100     100     N/A        N/A



 1489    5   100     100     N/A        N/A


 1490    6   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Class B shares.
 1491    4   100     100     N/A        N/A


 1492    4   100     100     N/A        N/A



 1493    3   100     100     N/A        N/A


 1494    3   100     100     N/A        N/A


 1495    3   100     100     N/A        N/A


 1496    4   100     100     N/A        N/A


 1497    4   100     100     N/A        N/A



 1498    4   100     100     N/A        N/A



 1499    4   100     100     N/A        N/A



 1500    4   100     100     N/A        N/A



 1501    3   100     100     N/A        N/A


 1502    4   100     100     N/A        N/A



 1503    5   100     100     N/A        N/A

 1504    5   100     100     N/A        N/A

 1505    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1506    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1507    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1508    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1509    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1510    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1511    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1512    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1513    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1514    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1515    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1516    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1517    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1518    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1519    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1520    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1521    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1522    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1523    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1524    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1525    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1526    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1527    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1528    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1529    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1530    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1531    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1532    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1533    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1534    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1535    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1536    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1537    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1538    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1539    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1540    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1541    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1542    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1543    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1544    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1545    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1546    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1547    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1548    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1549    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1550    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1551    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1552    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1553    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1554    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1555    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1556    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1557    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1558    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1559    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1560    6   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 1561    5   50      100     N/A        N/A



 1562    5   100     100     N/A        N/A



 1563    6   100     100     N/A        N/A



 1564    6   50      100     N/A        N/A



 1565    5   100     100     N/A        N/A



 1566    5   100     100     N/A        N/A



 1567    5   100     100     N/A        N/A



 1568    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1569    3   1       25      N/A        N/A


 1570    2   90      90      N/A        N/A


 1571    2   100     100     N/A        N/A




 1572    2   99      100     N/A        N/A


 1573    2   100     100     N/A        N/A


 1574    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1575    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1576    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1577    5   100     100     N/A        N/A


 1578    3   100     100     N/A        N/A


 1579    3   100     100     N/A        N/A



 1580    4            TE HAYGROUND COVE INVESTORS, LTD.                              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1581    3         GOLDMAN SACHS ALPHA-BETA CONTINUUM FUND SPV, LTD.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1582    3         GOLDMAN SACHS BH FUND OFFSHORE, SPC                               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1583    3         GOLDMAN SACHS COMMODITIES FUND OFFSHORE, LTD.                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1584    4            GOLDMAN SACHS QUANTITATIVE COMMODITIES                         Open-End       George Town          CAYMAN
                      MASTER FUND INSTITUTIONAL, LTD.                                Investment                          ISLANDS
                                                                                     Funds
 1585    3         GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND                        Open-End       George Town          CAYMAN
                   OFFSHORE, LTD.                                                    Investment                          ISLANDS
                                                                                     Funds
 1586    3         GOLDMAN SACHS DIRECT STRATEGIES -                                 Other          George Town          CAYMAN
                   QUANTITATIVE AND ACTIVE FUND OFFSHORE (L HOLDINGS), LTD.          Financial                           ISLANDS
                                                                                     Vehicles
 1587    3         GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND                         Other          George Town          CAYMAN
                   OFFSHORE (L HOLDINGS), LTD.                                       Financial                           ISLANDS
                                                                                     Vehicles
 1588    3         GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE, LTD           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1589    4            GOLDMAN SACHS GLOBAL ALPHA FUND PLC                            Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1590    3         GOLDMAN SACHS DIRECT STRATEGIES OFFSHORE                          Open-End       George Town          CAYMAN
                   EMPLOYEE FUND, LTD.                                               Investment                          ISLANDS
                                                                                     Funds
 1591    3         GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE                      Other          George Town          CAYMAN
                   FUND OFFSHORE (L HOLDINGS), LTD.                                  Financial                           ISLANDS
                                                                                     Vehicles
 1592    3         GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE                      Open-End       George Town          CAYMAN
                   FUND OFFSHORE, LTD.                                               Investment                          ISLANDS
                                                                                     Funds
 1593    4            GOLDMAN SACHS GLOBAL ALPHA FUND PLC                            Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1594    3         GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1595    3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES                      Other          George Town          CAYMAN
                   FUND OFFSHORE SPV, LTD.                                           Financial                           ISLANDS
                                                                                     Vehicles
 1596    3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND OFFSHORE, LTD.  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1597    3         GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND OFFSHORE, LTD.   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1598    4            GOLDMAN SACHS QUANTITATIVE STRATEGIES                          Open-End       George Town          CAYMAN
                      EMERGING MARKETS MASTER FUND, L.P.                             Investment                          ISLANDS
                                                                                     Funds
 1599    3         GOLDMAN SACHS FUNDAMENTAL EQUITY LONG SHORT FUND OFFSHORE, LTD.   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1600    3         GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND OFFSHORE, LTD.       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1601    4            GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1602    3         GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK YEN FUND, LTD.            Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1603    4            GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1604    3         GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT INSTITUTIONAL, LTD.        Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1605    3         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES INSTITUTIONAL, LTD.   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1606    3         GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND OFFSHORE, LTD.            Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1607    3         GOLDMAN SACHS GLOBAL RELATIVE VALUE INSTITUTIONAL, LTD.           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1608    3         GOLDMAN SACHS GLOBAL STRATEGIC COMMODITIES FUND, LTD.             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1609    4            TE JENKINS INVESTORS, LTD.                                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1610    3         GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL, LTD.         Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1611    3         GOLDMAN SACHS GLOBAL TRADING ADVISORS, LTD.                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1612    4            TE JENKINS INVESTORS, LTD.                                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1613    3         GOLDMAN SACHS GLOBAL VOLATILITY FUND OFFSHORE, LTD.               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1614    4            GOLDMAN SACHS GLOBAL VOLATILITY MASTER FUND, L.P.              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1615    3         GOLDMAN SACHS GTAA FUND, LTD.                                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1616    3         GOLDMAN SACHS HEDGE FUND DYNAMIC STRATEGIES, LTD.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1617    3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES FUND, LTD.                 Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1618    3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES INSTITUTIONAL, LTD.        Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1619    3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LTD.                      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1620    3         GOLDMAN SACHS HEDGE FUND PARTNERS INSTITUTIONAL, LTD.             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1621    3         GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LTD.                      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1622    4            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED        Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1623    3         GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.                        Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1624    3         GOLDMAN SACHS HFS STRATEGIC EMERGING MARKETS FUND, LTD.           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1625    3         GOLDMAN SACHS INVESTMENT PARTNERS JAPAN                           Open-End       Camana Bay           CAYMAN
                   MANAGER OFFSHORE EMPLOYEE FUND, LTD.                              Investment                          ISLANDS
                                                                                     Funds
 1626    3         GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE                        Open-End       Camana Bay           CAYMAN
                   EMPLOYEE FUND, LTD.                                               Investment                          ISLANDS
                                                                                     Funds
 1627    4            GOLDMAN SACHS INVESTMENT PARTNERS                              Open-End       George Town          CAYMAN
                      OFFSHORE AGGREGATING FUND, L.P.                                Investment                          ISLANDS
                                                                                     Funds
 1628    3         GOLDMAN SACHS MANAGEMENT PARTNERS, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1629    4            GOLDMAN SACHS 1998 EXCHANGE PLACE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1630    4            GOLDMAN SACHS 1999 EXCHANGE PLACE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1631    4            GOLDMAN SACHS 2000 EXCHANGE PLACE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1632    5               GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.              Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1633    4            GOLDMAN SACHS 2001 EXCHANGE PLACE FUND, L.P.                   Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1634    5               GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.              Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1635    4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.                 Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1636    4            GOLDMAN SACHS GLOBAL ALPHA FUND, L.P.                          Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1637    4            MANAGING DIRECTOR INVESTMENT FUND I, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1638    3         GOLDMAN SACHS MARKET INDEPENDENT FUND (2007) LTD.                 Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1639    3         GOLDMAN SACHS MARKET INDEPENDENT FUND, LTD.                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1640    3         GOLDMAN SACHS MULTI-STRATEGY OPPORTUNISTIC FUND, LTD.             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1641    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO COIS, LTD.                 Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1642    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II, LTD.                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1643    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE), LTD.    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1644    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO                         Open-End       George Town          CAYMAN
                      II-A (BROADSCOPE) HOLDINGS A, LTD.                             Investment                          ISLANDS
                                                                                     Funds
 1645    5               GOLDMAN SACHS MULTI-STRATEGY                                Open-End       Wilmington     DE    UNITED
                         PORTFOLIO II-A (BROADSCOPE) HOLDINGS, LLC                   Investment                          STATES
                                                                                     Funds
 1646    4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO                         Open-End       George Town          CAYMAN
                      II-A (BROADSCOPE) HOLDINGS B, LTD.                             Investment                          ISLANDS
                                                                                     Funds
 1647    5               GOLDMAN SACHS MULTI-STRATEGY                                Open-End       Wilmington     DE    UNITED
                         PORTFOLIO II-A (BROADSCOPE) HOLDINGS, LLC                   Investment                          STATES
                                                                                     Funds
 1648    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IV, LTD.                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1649    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO NG, LTD.                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1650    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SAF FUND, LTD.             Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1651    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO V, LTD.                    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1652    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VI, LTD.                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1653    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VII, LTD.                  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1654    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VIII, LTD.                 Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1655    4            TE HAYGROUND COVE INVESTORS, LTD.                              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1656    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO X, LTD.                    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1657    3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO, LTD.                      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1658    3         GOLDMAN SACHS MULTI-U PORTFOLIO LTD.                              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1659    4               TE HAYGROUND COVE INVESTORS, LTD.                           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1660    3         GOLDMAN SACHS PMD SPECIAL OPPORTUNITY OFFSHORE FUND, LTD.         Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1661    3         GOLDMAN SACHS PRINCETON FUND, LTD.                                Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1662    4            GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV LIMITED        Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1663    3         GOLDMAN SACHS QUANTITATIVE COMMODITIES ALPHA FUND OFFSHORE, LTD.  Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1664    4            GOLDMAN SACHS QUANTITATIVE COMMODITIES                         Open-End       George Town          CAYMAN
                      MASTER FUND INSTITUTIONAL, LTD.                                Investment                          ISLANDS
                                                                                     Funds
 1665    3         GOLDMAN SACHS QUANTITATIVE COMMODITIES FUND INSTITUTIONAL, LTD.   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1666    4            GOLDMAN SACHS QUANTITATIVE COMMODITIES                         Open-End       George Town          CAYMAN
                      MASTER FUND INSTITUTIONAL, LTD.                                Investment                          ISLANDS
                                                                                     Funds
 1667    3         GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER                     Open-End       George Town          CAYMAN
                   FUND INSTITUTIONAL, LTD.                                          Investment                          ISLANDS
                                                                                     Funds
 1668    3         GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER                     Open-End       George Town          CAYMAN
                   FUND OFFSHORE, LTD.                                               Investment                          ISLANDS
                                                                                     Funds
 1669    3         GOLDMAN SACHS SELECT FUND II, LTD.                                Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1670    3         GOLDMAN SACHS SELECT FUND, LTD.                                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1671    3         GOLDMAN SACHS STRATEGIC ALTERNATIVES FUND OFFSHORE, LTD.          Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1672    3         GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE FUND, LTD.         Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1673    3         GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LTD.                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1674    3         GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, LTD.                     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1675    3         GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT PARTNERS, LTD.            Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1676    4            TE HAYGROUND COVE INVESTORS, LTD.                              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1677    3         GOLDMAN SACHS TOTAL RETURN FUND OFFSHORE, LTD.                    Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1678    3         GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LTD.            Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds

 1580    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1581    3   100     100     N/A        N/A


 1582    3   100     100     N/A        N/A


 1583    3   100     100     N/A        N/A


 1584    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1585    3   100     100     N/A        N/A


 1586    3   100     100     N/A        N/A


 1587    3   100     100     N/A        N/A


 1588    3   100     100     N/A        N/A


 1589    4   1       4       N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1590    3   100     100     N/A        N/A


 1591    3   100     100     N/A        N/A


 1592    3   100     100     N/A        N/A


 1593    4   1       4       N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1594    3   100     100     N/A        N/A


 1595    3   100     100     N/A        N/A


 1596    3   100     100     N/A        N/A


 1597    3   100     100     N/A        N/A


 1598    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1599    3   100     100     N/A        N/A


 1600    3   100     100     N/A        N/A


 1601    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1602    3   100     100     N/A        N/A


 1603    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1604    3   100     100     N/A        N/A


 1605    3   100     100     N/A        N/A


 1606    3   100     100     N/A        N/A


 1607    3   100     100     N/A        N/A


 1608    3   100     100     N/A        N/A


 1609    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1610    3   100     100     N/A        N/A


 1611    3   100     100     N/A        N/A


 1612    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1613    3   100     100     N/A        N/A


 1614    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1615    3   100     100     N/A        N/A


 1616    3   100     100     N/A        N/A


 1617    3   100     100     N/A        N/A


 1618    3   100     100     N/A        N/A


 1619    3   100     100     N/A        N/A


 1620    3   100     100     N/A        N/A


 1621    3   100     100     N/A        N/A


 1622    4   11      59      N/A        N/A


 1623    3   100     100     N/A        N/A


 1624    3   100     100     N/A        N/A


 1625    3   100     100     N/A        N/A


 1626    3   100     100     N/A        N/A


 1627    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1628    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1629    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1630    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1631    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1632    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1633    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1634    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1635    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1636    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1637    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1638    3   100     100     N/A        N/A


 1639    3   100     100     N/A        N/A


 1640    3   100     100     N/A        N/A


 1641    3   100     100     N/A        N/A


 1642    3   100     100     N/A        N/A


 1643    3   100     100     N/A        N/A


 1644    4   100     100     N/A        N/A


 1645    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1646    4   100     100     N/A        N/A


 1647    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1648    3   100     100     N/A        N/A


 1649    3   100     100     N/A        N/A


 1650    3   100     100     N/A        N/A


 1651    3   100     100     N/A        N/A


 1652    3   100     100     N/A        N/A


 1653    3   100     100     N/A        N/A


 1654    3   100     100     N/A        N/A


 1655    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1656    3   100     100     N/A        N/A


 1657    3   100     100     N/A        N/A


 1658    3   100     100     N/A        N/A


 1659    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1660    3   100     100     N/A        N/A


 1661    3   100     100     N/A        N/A


 1662    4   17      59      N/A        N/A


 1663    3   100     100     N/A        N/A


 1664    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1665    3   100     100     N/A        N/A


 1666    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1667    3   100     100     N/A        N/A


 1668    3   100     100     N/A        N/A


 1669    3   100     100     N/A        N/A


 1670    3   100     100     N/A        N/A


 1671    3   100     100     N/A        N/A


 1672    3   100     100     N/A        N/A


 1673    3   100     100     N/A        N/A


 1674    3   100     100     N/A        N/A


 1675    3   100     100     N/A        N/A


 1676    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1677    3   100     100     N/A        N/A


 1678    3   100     100     N/A        N/A



 1679    4            GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1680    3         GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE FUND 2006, LTD     Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1681    3         GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.              Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1682    3         GOLDMAN SACHS WEST STREET PARTNERS, LTD.                          Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1683    4            GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.           Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1684    3         GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND 2007, LTD.          Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1685    3         GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC                         Open-End       George Town          CAYMAN
                   2007 SEGREGATED PORTFOLIO                                         Investment                          ISLANDS
                                                                                     Funds
 1686    3         GS DEWORDE PORTFOLIO SPC LLC                                      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1687    3         GS DIRECT STRATEGIES FUND II OFFSHORE (L HOLDINGS), LTD.          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1688    3         Goldman Sachs Sherwood Fund, Ltd.                                 Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1689    3         LIBERTY HARBOR I OFFSHORE PMD FUND, LTD.                          Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1690    4            LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1691    3         LIBERTY HARBOR OFFSHORE I, LTD.                                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1692    4            LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1693    2      GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IX, LTD.                      Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1694    2      GOLDMAN SACHS OVERSEAS FINANCE, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1695    2      GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND GP, L.L.C.   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1696    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          George Town          CAYMAN
                   EMPLOYEE FUND OFFSHORE, L.P.                                      Financial                           ISLANDS
                                                                                     Vehicles
 1697    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND, L.P.     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1698    2      GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND IV, LLC             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1699    2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I, LLC                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1700    3         GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1701    3         GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1702    4            GS CAPITAL PARTNERS III OFFSHORE, L.P.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1703    3         GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1704    3         GS VINTAGE FUND OFFSHORE, L.P.                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1705    3         NBK/GS PRIVATE EQUITY PARTNERS, L.P.                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1706    2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND II, LLC               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1707    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND                       Other          George Town          CAYMAN
                   II OFFSHORE HOLDINGS, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 1708    3         GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)                            Other          George Town          CAYMAN
                   OFFSHORE HOLDINGS, L.P.                                           Financial                           ISLANDS
                                                                                     Vehicles
 1709    3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY                       Other          George Town          CAYMAN
                   FUND (AP) OFFSHORE HOLDINGS, L.P.                                 Financial                           ISLANDS
                                                                                     Vehicles
 1710    4            MULTI-STRATEGY HOLDINGS, L.P.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1711    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1712    3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY                       Other          George Town          CAYMAN
                   FUND OFFSHORE HOLDINGS, L.P.                                      Financial                           ISLANDS
                                                                                     Vehicles
 1713    4            MULTI-STRATEGY HOLDINGS, L.P.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1714    3         GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE                        Other          George Town          CAYMAN
                   HOLDINGS, L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 1715    2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND III, LLC              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1716    3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND                         Other          George Town          CAYMAN
                   OFFSHORE HOLDINGS, L.P.                                           Financial                           ISLANDS
                                                                                     Vehicles
 1717    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          George Town          CAYMAN
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                        Financial                           ISLANDS
                                                                                     Vehicles
 1718    3         GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P.            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1719    4            VF III HOLDINGS, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1720    2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND IV, LLC               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1721    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          George Town          CAYMAN
                   ENERGY FUND OFFSHORE HOLDINGS, L.P.                               Financial                           ISLANDS
                                                                                     Vehicles
 1722    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          George Town          CAYMAN
                   HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.                           Financial                           ISLANDS
                                                                                     Vehicles
 1723    2      GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND V, LLC                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1724    2      GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005                           Other          Wilmington     DE    UNITED
                EMPLOYEE FUND GP, L.L.C.                                             Financial                           STATES
                                                                                     Vehicles
 1725    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005                        Other          George Town          CAYMAN
                   EMPLOYEE FUND OFFSHORE, LTD.                                      Financial                           ISLANDS
                                                                                     Vehicles
 1726    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005                        Other          Wilmington     DE    UNITED
                   EMPLOYEE FUND, L.P.                                               Financial                           STATES
                                                                                     Vehicles
 1727    2      GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA                           Other          Wilmington     DE    UNITED
                EMPLOYEE FUND GP, L.L.C.                                             Financial                           STATES
                                                                                     Vehicles
 1728    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA                        Other          George Town          CAYMAN
                   EMPLOYEE FUND OFFSHORE, LTD.                                      Financial                           ISLANDS
                                                                                     Vehicles
 1729    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA                        Other          Wilmington     DE    UNITED
                   EMPLOYEE FUND, L.P.                                               Financial                           STATES
                                                                                     Vehicles
 1730    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA                        Other          Wilmington     DE    UNITED
                   PMD QP FUND, L.P.                                                 Financial                           STATES
                                                                                     Vehicles
 1731    3         Goldman Sachs Private Equity Partners Asia                        Other          George Town          CAYMAN
                   PMD QP Fund Offshore, Ltd.                                        Financial                           ISLANDS
                                                                                     Vehicles
 1732    2      GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE                    Other          Wilmington     DE    UNITED
                FUND GP, L.L.C.                                                      Financial                           STATES
                                                                                     Vehicles
 1733    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX                          Other          Wilmington     DE    UNITED
                   EMPLOYEE FUND, L.P.                                               Financial                           STATES
                                                                                     Vehicles
 1734    4            YES NETWORK HOLDING COMPANY, LLC                               Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1735    5               YANKEES ENTERTAINMENT AND SPORTS                            Other          Dover          DE    UNITED
                         NETWORK, LLC                                                Financial                           STATES
                                                                                     Vehicles
 1736    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD                      Other          George Town          CAYMAN
                   QP FUND OFFSHORE, LTD.                                            Financial                           ISLANDS
                                                                                     Vehicles
 1737    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND, L.P.        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1738    2      GOLDMAN SACHS PROPERTY MANAGEMENT                                    Nonresidential London               UNITED
                                                                                     property                            KINGDOM
                                                                                     managers                            (OTHER)
 1739    2      GOLDMAN SACHS PROPRIETARY ACCESS FUND OFFSHORE, LTD.                 Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1740    3         GOLDMAN SACHS GLOBAL ALPHA FUND PLC                               Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1741    2      GOLDMAN SACHS REAL ESTATE ADVISORS GERMANY GMBH                      Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1742    3         LHI GOLDMAN SACHS REAL ESTATE PARTNERS                            Other          London               UNITED
                   PARALLEL FUND GMBH & CO. KG                                       Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1743    2      GOLDMAN SACHS REAL ESTATE ADVISORS, L.L.C.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1744    3         GOLDMAN SACHS REAL ESTATE PARTNERS                                Other          Wilmington     DE    UNITED
                   INSTITUTIONAL, L.P.                                               Financial                           STATES
                                                                                     Vehicles
 1745    4            GOLDMAN SACHS REAL ESTATE OPERATOR                             Other          Wilmington     DE    UNITED
                      INTEREST HOLDINGS, L.L.C.                                      Financial                           STATES
                                                                                     Vehicles
 1746    3         GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1747    3         LHI GOLDMAN SACHS REAL ESTATE PARTNERS                            Other          London               UNITED
                   PARALLEL FUND GMBH & CO. KG                                       Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1748    2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS                         Other          George Town          CAYMAN
                (CAYMAN) LIMITED PARTNERSHIP                                         Financial                           ISLANDS
                                                                                     Vehicles
 1749    2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS                         Other          Wilmington     DE    UNITED
                (TREATY) LIMITED PARTNERSHIP                                         Financial                           STATES
                                                                                     Vehicles
 1750    2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS                         Other          Wilmington     DE    UNITED
                (U.S.) LIMITED PARTNERSHIP                                           Financial                           STATES
                                                                                     Vehicles
 1751    3         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1752    3         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE GP, LLC                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1753    4            GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1754    3         GSREMP FINANCE ONSHORE GP, LLC                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1755    4            GSREMP FINANCE ONSHORE, L.P.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1756    3         GSREMP FINANCE ONSHORE, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1757    2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD                     Other          Wilmington     DE    UNITED
                FUNDS G.P., L.L.C.                                                   Financial                           STATES
                                                                                     Vehicles
 1758    3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS                      Other          Wilmington     DE    UNITED
                   PMD QP FUND, L.P.                                                 Financial                           STATES
                                                                                     Vehicles
 1759    4            GOLDMAN SACHS REAL ESTATE MEZZANINE                            Other          Wilmington     DE    UNITED
                      PARTNERS (U.S.) LIMITED PARTNERSHIP                            Financial                           STATES
                                                                                     Vehicles
 1760    3         Goldman Sachs Real Estate Mezzanine Partners                      Other          George Town          CAYMAN
                   Employee Holdings, LP                                             Financial                           ISLANDS
                                                                                     Vehicles
 1761    4            GOLDMAN SACHS REAL ESTATE MEZZANINE                            Other          George Town          CAYMAN
                      PARTNERS (CAYMAN) LIMITED PARTNERSHIP                          Financial                           ISLANDS
                                                                                     Vehicles
 1762    3         Goldman Sachs Real Estate Mezzanine Partners                      Other          Wilmington     DE    UNITED
                   Override Fund 2008, L.P.                                          Financial                           STATES
                                                                                     Vehicles
 1763    3         Goldman Sachs Real Estate Mezzanine Partners                      Other          George Town          CAYMAN
                   Override Offshore Fund 2008, LTD.                                 Financial                           ISLANDS
                                                                                     Vehicles
 1764    2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD                     Other          George Town          CAYMAN
                QP FUND OFFSHORE, LTD.                                               Financial                           ISLANDS
                                                                                     Vehicles
 1765    2      GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD                     Other          Wilmington     DE    UNITED
                QP FUND, L.P.                                                        Financial                           STATES
                                                                                     Vehicles
 1766    2      GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUNDS                    Other          Wilmington     DE    UNITED
                GP, L.L.C.                                                           Financial                           STATES
                                                                                     Vehicles
 1767    3         GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1768    4            GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1769    3         GOLDMAN SACHS REAL ESTATE PARTNERS REA FUND, L.P.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1770    4            GOLDMAN SACHS REAL ESTATE PARTNERS                             Other          Wilmington     DE    UNITED
                      EMPLOYEE FUND, L.P.                                            Financial                           STATES
                                                                                     Vehicles
 1771    4            GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1772    4            LHI GOLDMAN SACHS REAL ESTATE PARTNERS                         Other          London               UNITED
                      PARALLEL FUND GMBH & CO. KG                                    Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1773    2      GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1774    2      GOLDMAN SACHS REAL ESTATE PARTNERS REA FUND, L.P.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1775    2      GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1776    2      GOLDMAN SACHS RENDA FIXA FUNDO DE INVESTIMENTO EM                    Open-End       Rio de               BRAZIL
                COTAS DE FUNDO DE INVESTIMENTO                                       Investment     Janeiro
                                                                                     Funds
 1777    3         GOLDMAN SACHS MASTER RENDA FIXA FUNDO DE                          Open-End       Rio de               BRAZIL
                   INVESTIMENTO                                                      Investment     Janeiro
                                                                                     Funds

 1679    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1680    3   100     100     N/A        N/A


 1681    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1682    3   100     100     N/A        N/A


 1683    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1684    3   100     100     N/A        N/A


 1685    3   100     100     N/A        N/A


 1686    3   100     100     N/A        N/A


 1687    3   100     100     N/A        N/A


 1688    3   100     100     N/A        N/A


 1689    3   100     100     N/A        N/A


 1690    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1691    3   100     100     N/A        N/A


 1692    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1693    2   100     100     N/A        N/A


 1694    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1695    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1696    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1697    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1698    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1699    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1700    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1701    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1702    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1703    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1704    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1705    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1706    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1707    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1708    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1709    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1710    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1711    5   1       42      N/A        N/A


 1712    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1713    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1714    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1715    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1716    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1717    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1718    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1719    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1720    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1721    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1722    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1723    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1724    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1725    3   100     100     N/A        N/A


 1726    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1727    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1728    3   1       1       N/A        N/A        The direct holder has control
                                                   through other interest.

 1729    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1730    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1731    3   1       1       N/A        N/A        The direct holder has control
                                                   through other interest.

 1732    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1733    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1734    4   1       30      N/A        N/A


 1735    5   100     100     N/A        N/A


 1736    3   100     100     N/A        N/A


 1737    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1738    2   99      100     N/A        N/A


 1739    2   100     100     N/A        N/A


 1740    3   1       4       N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1741    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1742    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1743    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1744    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1745    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1746    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1747    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1748    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1749    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1750    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1751    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1752    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1753    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1754    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1755    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1756    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1757    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1758    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1759    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1760    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1761    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1762    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1763    3   100     100     N/A        N/A


 1764    2   100     100     N/A        N/A


 1765    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1766    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1767    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1768    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1769    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1770    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1771    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1772    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1773    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1774    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1775    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1776    2   100     100     N/A        N/A


 1777    3   90      100     N/A        N/A



 1778    2      GOLDMAN SACHS REPRESENTACOES LTDA.                                   Investment     Sao Paulo            BRAZIL
                                                                                     Banking and
                                                                                     Securities
                                                                                     Dealing
 1779    2      GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1780    2      GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1781    2      GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1782    2      GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1783    2      GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1784    2      GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO                     Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1785    2      GOLDMAN SACHS RISK ADVISORS, L.P.                                    All Other      Wilmington     DE    UNITED
                                                                                     Insurance                           STATES
                                                                                     Related
                                                                                     Activities
 1786    3         ARROW CAPITAL INVESTMENT SERVICES, LTD.                           All Other      Hamilton             BERMUDA
                                                                                     Insurance
                                                                                     Related
                                                                                     Activities
 1787    3         ARROW CAPITAL RISK SERVICES LIMITED                               All Other      Hamilton             BERMUDA
                                                                                     Insurance
                                                                                     Related
                                                                                     Activities
 1788    2      GOLDMAN SACHS RISK BROKERS, INC.                                     Insurance      Wilmington     DE    UNITED
                                                                                     Agencies and                        STATES
                                                                                     Brokerages
 1789    2      GOLDMAN SACHS RISK SERVICES L.L.C.                                   Insurance      Wilmington     DE    UNITED
                                                                                     Agencies and                        STATES
                                                                                     Brokerages
 1790    2      GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1791    2      GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC. II                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1792    3         GOLDMAN SACHS SPECIALTY LENDING CLO-I, LTD.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1793    2      GOLDMAN SACHS TRUST - GOLDMAN SACHS U.S. EQUITY FUND                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1794    2      GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1795    3         TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1796    4            TEXAS ENERGY FUTURE HOLDINGS LIMITED                           Other          Wilmington     DE    UNITED
                      PARTNERSHIP                                                    Financial                           STATES
                                                                                     Vehicles
 1797    3         TEXAS ENERGY FUTURE HOLDINGS LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP                                                       Financial                           STATES
                                                                                     Vehicles
 1798    2      GOLDMAN SACHS TXU INVESTORS, L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1799    3         TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1800    3         TEXAS ENERGY FUTURE HOLDINGS LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP                                                       Financial                           STATES
                                                                                     Vehicles
 1801    2      GOLDMAN SACHS U.S. LARGE CAP EQUITY ALPHA                            Open-End       George Town          CAYMAN
                TRANSPORT FUND, LTD.                                                 Investment                          ISLANDS
                                                                                     Funds
 1802    3         GOLDMAN SACHS MASTER ALPHA TRANSPORT FUND, LTD.                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 1803    2      GOLDMAN SACHS US DOLLAR LIBOR TRACKER 6 MONTHS  FUND                 Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 1804    2      GOLDMAN SACHS VINTAGE III EMPLOYEE FUNDS GP, L.L.C.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1805    3         GOLDMAN SACHS VINTAGE III EMPLOYEE FUND                           Other          George Town          CAYMAN
                   OFFSHORE, L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 1806    3         GOLDMAN SACHS VINTAGE III EMPLOYEE FUND, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1807    4            VF III HOLDINGS, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1808    2      GOLDMAN SACHS VOL-HOLDINGS, LLC                                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1809    3         VOLBROKER.COM LIMITED                                             Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1810    4            TFS-ICAP Limited                                               Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1811    4            TFS-ICAP, LLC                                                  Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1812    2      GOLDMAN SACHS YES INVESTORS ADVISORS, L.L.C.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1813    3         GOLDMAN SACHS YES INVESTORS, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1814    4            YES NETWORK HOLDING COMPANY, LLC                               Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1815    2      GOLDMAN SACHS YES INVESTORS, L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1816    2      GOLDMAN, SACHS & CO.                                                 Investment     New York       NY    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
 1817    3         APX, INC.                                                         Other          San Jose       CA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1818    3         ATLANTIC CAPITAL BANCSHARES, INC.                                 Commercial     Atlanta        GA    UNITED
                                                                                     Banking                             STATES
 1819    3         AVENUE FINANCIAL HOLDINGS, INC.                                   Commercial     Nashville      TN    UNITED
                                                                                     Banking                             STATES
 1820    3         BAMM HOLLOW, LLC                                                  Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 1821    3         BLUEPAY PROCESSING, LLC                                           Other          Chicago        IL    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1822    3         BluePay, Inc.                                                     Other          Chicago        IL    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1823    3         CHILTERN TRUST                                                    Trust,         Saint                GUERNSEY
                                                                                     Fiduciary, and Helier
                                                                                     Custody
                                                                                     Activities
 1824    3         DDSV, L.L.C.                                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1825    3         DERIVIX CORP.                                                     Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1826    3         DISTRESSED OPPORTUNITIES INTERNATIONAL, INC.                      Miscellaneous  Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Investment
                                                                                     Activities
 1827    3         DORAL HOLDINGS, L.P.                                              Commercial     New York       NY    UNITED
                                                                                     Banking                             STATES
 1828    3         FLURET TRUST                                                      Trust,         Saint                GUERNSEY
                                                                                     Fiduciary, and Helier
                                                                                     Custody
                                                                                     Activities
 1829    3         GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1830    3         GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 1831    3         GOLDMAN SACHS HOPU I PMD FUND GP, L.L.C.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1832    4            GOLDMAN SACHS HOPU I PMD QP FUND, L.P.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1833    3         GOLDMAN SACHS PARENTIS LIMITED                                    Corporate,     George Town          CAYMAN
                                                                                     Subsidiary,                         ISLANDS
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 1834    4            GOLDMAN SACHS SERVICES LIMITED                                 Accounting,    Tortola              BRITISH
                                                                                     Tax                                 VIRGIN
                                                                                     Preparation,                        ISLANDS
                                                                                     Bookkeeping
                                                                                     and Payroll
                                                                                     Services
 1835    3         GOLDMAN SACHS PARIS INC. ET CIE                                   Securities     Paris                FRANCE
                                                                                     Brokerage                           (OTHER)
 1836    3         GOLDMAN SACHS PMD SPECIAL OPPORTUNITY FUND, LLC                   Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 1837    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX                          Other          Wilmington     DE    UNITED
                   EMPLOYEE FUND GP, L.L.C.                                          Financial                           STATES
                                                                                     Vehicles
 1838    3         GS CAPITAL PARTNERS V EMPLOYEE FUNDS GP, L.L.C.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1839    4            GS CAPITAL PARTNERS V EMPLOYEE FUND                            Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 1840    5               GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1841    6                  GS CAPITAL PARTNERS V FUND, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1842    7                     ALCHEMY HOLDING S.A.R.L.                              Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1843    8                        Nybrojarl New1 AB                                  Other          Stockholm            SWEDEN
                                                                                     Financial
                                                                                     Vehicles
 1844    9                           AHLSELL AB (PUBL)                               Other          Mumbai               INDIA
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1845   10                              Nybrojarl New3 AB                            Other          Stockholm            SWEDEN
                                                                                     Financial
                                                                                     Vehicles
 1846   11                                 NYBROJARL HOLDING AB                      Other          Stockholm            SWEDEN
                                                                                     Financial
                                                                                     Vehicles
 1847   12                                    NYBROJARL INVEST AB                    Other          Stockholm            SWEDEN
                                                                                     Financial
                                                                                     Vehicles
 1848   13                                                                           Other          Stockholm            SWEDEN
                                                 Ahlsell Group AB                    Financial
                                                                                     Vehicles
 1849    7                     ARAMARK HOLDINGS CORPORATION                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1850    7                     ATHENA PIKCO LUX S.A R.L.                             Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1851    8                        PRYSMIAN (LUX) S.A R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1852    9                           PRYSMIAN (LUX) II S.A R.L.                      Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1853   10                              PRYSMIAN S.P.A.                              Other          Milan                ITALY
                                                                                     Financial                           (OTHER)
                                                                                     Vehicles
 1854    7                     EDAM HOLDING S.A R.L.                                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1855    8                        EDAM ACQUISITION HOLDING I COOPERATIEF U.A.        Other          Hilversum            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1856    9                           EDAM ACQUISITION HOLDING II B.V.                Other          Hilversum            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1857   10                              EDAM ACQUISITION HOLDING III B.V.            Other          Hilversum            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1858   11                                 EDAM ACQUISITION HOLDING IV B.V.          Other          Hilversum            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1859   12                                    ENDEMOL B.V.                           Other          Hilversum            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 1860    7                     EDUCATION MANAGEMENT CORPORATION                      Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1861    7                     FS INVEST SARL                                        Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1862    7                     GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1863    7                     GRE OCNS HOLDINGS                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1864    8                        OCNS CAYMAN GP                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1865    7                     GS DEJAKOO II, LLC                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1866    8                        GS DEJAKOO, L.L.C.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1867    9                           HANA FINANCIAL GROUP INC.                       Investment     Seoul                KOREA,
                                                                                     Banking and                         SOUTH
                                                                                     Securities
                                                                                     Dealing
 1868    7                     GS PRYSMIAN CO-INVEST LP                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1869    8                        ATHENA PIKCO LUX S.A R.L.                          Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1870    7                     GSCP V CEBRIDGE HOLDINGS CORP.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1871    8                        GSCP V CEBRIDGE HOLDINGS, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1872    9                           CEQUEL COMMUNICATIONS HOLDINGS, LLC             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1873    7                     GSCP V CEBRIDGE HOLDINGS, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1874    7                     GSCP V EDMC GP, L.L.C.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1875    8                        GSCP V EDMC HOLDINGS, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1876    9                           EDUCATION MANAGEMENT CORPORATION                Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 1778    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


 1779    2   61      61      N/A        N/A


 1780    2   60      60      N/A        N/A


 1781    2   50      50      N/A        N/A


 1782    2   33      33      N/A        N/A


 1783    2   51      51      N/A        N/A


 1784    2   74      74      N/A        N/A


 1785    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


 1786    3   99      100     N/A        N/A



 1787    3   100     100     N/A        N/A



 1788    2   100     100     N/A        N/A


 1789    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1790    2   100     100     N/A        N/A


 1791    2   100     100     N/A        N/A


 1792    3   100     100     N/A        N/A


 1793    2   100     100     N/A        N/A


 1794    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1795    3   N/A     2       1          24


 1796    4   100     100     N/A        11


 1797    3   N/A     100     1          11


 1798    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1799    3   N/A     2       1          24


 1800    3   N/A     100     1          11


 1801    2   100     100     N/A        N/A


 1802    3   100     100     N/A        N/A


 1803    2   100     100     N/A        N/A


 1804    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1805    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1806    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1807    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1808    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1809    3   21      21      N/A        N/A        The direct holder has Control
                                                   through other interest.

 1810    4   100     100     N/A        N/A


 1811    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1812    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1813    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1814    4   1       30      N/A        N/A


 1815    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1816    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


 1817    3   60      60      N/A        N/A


 1818    3   9       9       N/A        N/A

 1819    3   9       9       N/A        N/A

 1820    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 1821    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1822    3   100     100     N/A        N/A


 1823    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 1824    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1825    3   42      42      N/A        N/A


 1826    3   10      100     N/A        N/A



 1827    3   6       6       N/A        N/A

 1828    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.

 1829    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1830    3   15      100     N/A        N/A


 1831    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1832    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1833    3   100     100     N/A        N/A




 1834    4   100     100     N/A        N/A





 1835    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 1836    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1837    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 1838    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1839    4   100     100     N/A        N/A


 1840    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1841    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1842    7   51      99      N/A        N/A


 1843    8   100     100     N/A        N/A


 1844    9   100     100     N/A        N/A


 1845   10   100     100     N/A        N/A


 1846   11   100     100     N/A        N/A


 1847   12   100     100     N/A        N/A


 1848   13   100     100     N/A        N/A


 1849    7   10      20      N/A        N/A


 1850    7   48      100     N/A        N/A


 1851    8   100     100     N/A        N/A


 1852    9   100     100     N/A        N/A


 1853   10   30      31      N/A        N/A


 1854    7   100     100     N/A        N/A


 1855    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1856    9   100     100     N/A        N/A


 1857   10   100     100     N/A        N/A


 1858   11   100     100     N/A        N/A


 1859   12   100     100     N/A        N/A


 1860    7   16      42      N/A        N/A


 1861    7   12      44      N/A        N/A


 1862    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1863    7   53      100     N/A        N/A


 1864    8   4       70      N/A        N/A


 1865    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1866    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1867    9   7       10      N/A        N/A



 1868    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1869    8   8       100     N/A        N/A


 1870    7   100     100     N/A        N/A


 1871    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1872    9   3       36      N/A        N/A


 1873    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1874    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1875    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1876    9   1       42      N/A        N/A



 1877    7                     GSCP V EDMC HOLDINGS, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1878    7                     HAR JPN CAYMAN HOLDINGS                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1879    8                        OCNS CAYMAN GP                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1880    7                     Knight Holdco LLC                                     Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1881    7                     OCNS CAYMAN, L.P.                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1882    7                     PVF HOLDINGS LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1883    7                     UES OCNS HOLDINGS                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1884    6                  GSCP V ADVISORS, L.L.C.                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1885    7                     GS CAPITAL PARTNERS V FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1886    7                     GS PRYSMIAN CO-INVEST GP LIMITED                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1887    8                        GS PRYSMIAN CO-INVEST LP                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1888    6                  SEVRES II S.A.R.L.                                       Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1889    6                  SUNGARD CAPITAL CORP.                                    Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
 1890    6                  SUPERLIFT HOLDING S.A R.L.                               Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles



 1891    7                     KION HOLDING 1 GMBH                                   Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1892    8                        KION HOLDING 2 GMBH                                Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1893    9                           KION Group GmbH                                 Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1894    4            GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1895    4            GS CAPITAL PARTNERS V EMPLOYEE JAPAN FUND, L.P.                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1896    5               GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1897    4            GS CAPITAL PARTNERS V PCP FUND OFFSHORE, LTD.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1898    5               GS CAPITAL PARTNERS V PCP FUND, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1899    6                  GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1900    6                  GS CAPITAL PARTNERS V GMBH & CO. KG                      Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 1901    7                     ALCHEMY HOLDING S.A.R.L.                              Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1902    7                     ARAMARK HOLDINGS CORPORATION                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1903    7                     ATHENA PIKCO LUX S.A R.L.                             Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1904    7                     DEJAKOO CAYMAN I CORP.                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1905    8                        GS DEJAKOO, L.L.C.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1906    7                     EDUCATION MANAGEMENT CORPORATION                      Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1907    7                     FS INVEST SARL                                        Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1908    7                     GOLDMAN SACHS CAPITAL                                 Other          George Town          CAYMAN
                               PARTNERS V-II FUND, L.P.                              Financial                           ISLANDS
                                                                                     Vehicles
 1909    7                     GRE OCNS HOLDINGS                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1910    7                     GSCP V EDMC GP, L.L.C.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1911    7                     GSCP V EDMC HOLDINGS, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1912    7                     GSCP V GERMANY CEBRIDGE                               Other          Wilmington     DE    UNITED
                               HOLDINGS CORP.                                        Financial                           STATES
                                                                                     Vehicles
 1913    8                        GSCP V GERMANY CEBRIDGE                            Other          Wilmington     DE    UNITED
                                  HOLDINGS, L.P.                                     Financial                           STATES
                                                                                     Vehicles
 1914    9                           CEQUEL COMMUNICATIONS                           Other          Wilmington     DE    UNITED
                                     HOLDINGS, LLC                                   Financial                           STATES
                                                                                     Vehicles
 1915    7                     GSCP V GERMANY KNIGHT                                 Other          Wilmington     DE    UNITED
                               HOLDINGS CORP.                                        Financial                           STATES
                                                                                     Vehicles
 1916    8                        GSCP V GERMANY KNIGHT                              Other          Wilmington     DE    UNITED
                                  HOLDINGS, L.P.                                     Financial                           STATES
                                                                                     Vehicles
 1917    9                           Knight Holdco LLC                               Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1918    7                     GSCP V GMBH KNIGHT HOLDINGS                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1919    8                        GSCP V GERMANY KNIGHT                              Other          Wilmington     DE    UNITED
                                  HOLDINGS, L.P.                                     Financial                           STATES
                                                                                     Vehicles
 1920    7                     PVF HOLDINGS LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1921    7                     SEVRES II S.A.R.L.                                    Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1922    7                     SUNGARD CAPITAL CORP.                                 Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
 1923    7                     SUPERLIFT HOLDING S.A R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles



 1924    7                     UES OCNS HOLDINGS                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1925    6                  GS CAPITAL PARTNERS V                                    Other          Wilmington     DE    UNITED
                            INSTITUTIONAL, L.P.                                      Financial                           STATES
                                                                                     Vehicles
 1926    7                     ALCHEMY HOLDING S.A.R.L.                              Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1927    7                     ARAMARK HOLDINGS CORPORATION                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1928    7                     ATHENA PIKCO LUX S.A R.L.                             Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1929    7                     DEJAKOO CAYMAN CORP.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1930    8                        HANA FINANCIAL GROUP INC.                          Investment     Seoul                KOREA,
                                                                                     Banking and                         SOUTH
                                                                                     Securities
                                                                                     Dealing
 1931    7                     EDUCATION MANAGEMENT                                  Other          Pittsburgh     PA    UNITED
                               CORPORATION                                           Financial                           STATES
                                                                                     Vehicles
 1932    7                     FS INVEST SARL                                        Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1933    7                     GOLDMAN SACHS CAPITAL                                 Other          George Town          CAYMAN
                               PARTNERS V-II FUND, L.P.                              Financial                           ISLANDS
                                                                                     Vehicles
 1934    7                     GRE OCNS HOLDINGS                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1935    7                     GS DEJAKOO I, LLC                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1936    8                        DEJAKOO CAYMAN CORP.                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1937    8                        GS DEJAKOO, L.L.C.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1938    7                     GS DEJAKOO, L.L.C.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1939    7                     GSCP V EDMC GP, L.L.C.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1940    7                     GSCP V EDMC HOLDINGS, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1941    7                     GSCP V INSTITUTIONAL CEBRIDGE                         Other          Wilmington     DE    UNITED
                               HOLDINGS CORP.                                        Financial                           STATES
                                                                                     Vehicles
 1942    8                        GSCP V INSTITUTIONAL                               Other          Wilmington     DE    UNITED
                                  CEBRIDGE HOLDINGS, L.P.                            Financial                           STATES
                                                                                     Vehicles
 1943    9                           CEQUEL COMMUNICATIONS                           Other          Wilmington     DE    UNITED
                                     HOLDINGS, LLC                                   Financial                           STATES
                                                                                     Vehicles
 1944    7                     GSCP V INSTITUTIONAL CEBRIDGE                         Other          Wilmington     DE    UNITED
                               HOLDINGS, L.P.                                        Financial                           STATES
                                                                                     Vehicles
 1945    7                     HAR JPN CAYMAN HOLDINGS                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1946    7                     Knight Holdco LLC                                     Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1947    7                     PVF HOLDINGS LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1948    7                     SUNGARD CAPITAL CORP.                                 Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
 1949    6                  GS CAPITAL PARTNERS V OFFSHORE, L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1950    7                     GS CAPITAL PARTNERS V                                 Other          George Town          CAYMAN
                               OFFSHORE FUND, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 1951    8                        ALCHEMY HOLDING S.A.R.L.                           Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1952    8                        ARAMARK HOLDINGS                                   Other          Wilmington     DE    UNITED
                                  CORPORATION                                        Financial                           STATES
                                                                                     Vehicles
 1953    8                        ATHENA PIKCO LUX S.A R.L.                          Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1954    8                        EDUCATION MANAGEMENT                               Other          Pittsburgh     PA    UNITED
                                  CORPORATION                                        Financial                           STATES
                                                                                     Vehicles
 1955    8                        FS INVEST SARL                                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 1956    8                        GOLDMAN SACHS CAPITAL                              Other          George Town          CAYMAN
                                  PARTNERS V-II FUND, L.P.                           Financial                           ISLANDS
                                                                                     Vehicles
 1957    8                        GRE OCNS HOLDINGS                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1958    8                        GS DEJAKOO II, LLC                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1959    8                        GSCP V EDMC GP, L.L.C.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1960    8                        GSCP V EDMC HOLDINGS, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1961    8                        GSCP V OFFSHORE CEBRIDGE                           Other          Wilmington     DE    UNITED
                                  HOLDINGS CORP.                                     Financial                           STATES
                                                                                     Vehicles
 1962    9                           GSCP V OFFSHORE                                 Other          Wilmington     DE    UNITED
                                     CEBRIDGE HOLDINGS, L.P.                         Financial                           STATES
                                                                                     Vehicles
 1963   10                              CEQUEL COMMUNICATIONS HOLDINGS, LLC          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1964    8                        GSCP V OFFSHORE CEBRIDGE                           Other          Wilmington     DE    UNITED
                                  HOLDINGS, L.P.                                     Financial                           STATES
                                                                                     Vehicles
 1965    8                        GSCP V OFFSHORE KNIGHT                             Other          Wilmington     DE    UNITED
                                  HOLDINGS CORP.                                     Financial                           STATES
                                                                                     Vehicles
 1966    9                           GSCP V OFFSHORE                                 Other          Wilmington     DE    UNITED
                                     KNIGHT HOLDINGS, L.P.                           Financial                           STATES
                                                                                     Vehicles
 1967   10                              Knight Holdco LLC                            Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1968    8                        GSCP V OFFSHORE KNIGHT                             Other          Wilmington     DE    UNITED
                                  HOLDINGS, L.P.                                     Financial                           STATES
                                                                                     Vehicles
 1969    8                        HAR JPN CAYMAN HOLDINGS                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1970    8                        PVF HOLDINGS LLC                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1971    8                        UES OCNS HOLDINGS                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1972    7                     GSCP V OFFSHORE ADVISORS, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1973    8                        GS CAPITAL PARTNERS V                              Other          George Town          CAYMAN
                                  OFFSHORE FUND, L.P.                                Financial                           ISLANDS
                                                                                     Vehicles
 1974    8                        GS PRYSMIAN CO-INVEST GP                           Other          George Town          CAYMAN
                                  LIMITED                                            Financial                           ISLANDS
                                                                                     Vehicles
 1975    7                     SEVRES II S.A.R.L.                                    Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)

 1877    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1878    7   52      100     N/A        N/A


 1879    8   4       70      N/A        N/A


 1880    7   3       25      N/A        N/A


 1881    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1882    7   17      63      N/A        N/A


 1883    7   63      99      N/A        N/A


 1884    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1885    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1886    7   25      100     N/A        N/A


 1887    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1888    6   8       73      8          73


 1889    6   6       99      N/A        N/A




 1890    6   5       44      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred A shares.
 1891    7   100     100     N/A        N/A


 1892    8   100     100     N/A        N/A


 1893    9   100     100     N/A        N/A


 1894    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1895    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1896    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1897    4   100     100     N/A        N/A


 1898    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1899    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1900    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1901    7   1       99      N/A        N/A


 1902    7   1       20      N/A        N/A


 1903    7   2       100     N/A        N/A


 1904    7   100     100     N/A        N/A


 1905    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1906    7   1       42      N/A        N/A


 1907    7   1       44      N/A        N/A


 1908    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1909    7   2       100     N/A        N/A


 1910    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1911    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1912    7   100     100     N/A        N/A


 1913    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1914    9   2       36      N/A        N/A


 1915    7   100     100     N/A        N/A


 1916    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1917    9   1       25      N/A        N/A


 1918    7   100     100     N/A        N/A


 1919    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1920    7   1       63      N/A        N/A


 1921    7   1       73      1          73


 1922    7   1       99      N/A        N/A




 1923    7   1       44      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred B shares.
 1924    7   2       99      N/A        N/A


 1925    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1926    7   17      99      N/A        N/A


 1927    7   3       20      N/A        N/A


 1928    7   16      100     N/A        N/A


 1929    7   98      100     N/A        N/A


 1930    8   1       10      N/A        N/A



 1931    7   5       42      N/A        N/A


 1932    7   4       44      N/A        N/A


 1933    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1934    7   18      100     N/A        N/A


 1935    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1936    8   1       100     N/A        N/A


 1937    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1938    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1939    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1940    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1941    7   100     100     N/A        N/A


 1942    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1943    9   7       36      N/A        N/A


 1944    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1945    7   18      100     N/A        N/A


 1946    7   3       25      N/A        N/A


 1947    7   6       63      N/A        N/A


 1948    7   9       99      N/A        N/A




 1949    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1950    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1951    8   26      99      N/A        N/A


 1952    8   5       20      N/A        N/A


 1953    8   24      100     N/A        N/A


 1954    8   8       42      N/A        N/A


 1955    8   6       44      N/A        N/A


 1956    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1957    8   27      100     N/A        N/A


 1958    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1959    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1960    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1961    8   100     100     N/A        N/A


 1962    9   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1963   10   1       36      N/A        N/A


 1964    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1965    8   100     100     N/A        N/A


 1966    9   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1967   10   4       25      N/A        N/A


 1968    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1969    8   27      100     N/A        N/A


 1970    8   9       63      N/A        N/A


 1971    8   32      99      N/A        N/A


 1972    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 1973    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1974    8   25      100     N/A        N/A


 1975    7   17      73      17         73



 1976    7                     SUNGARD CAPITAL CORP.                                 Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
 1977    7                     SUPERLIFT HOLDING S.A R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles



 1978    6                  GS CAPITAL PARTNERS V, L.P.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1979    7                     GS CAPITAL PARTNERS V FUND,                           Other          Wilmington     DE    UNITED
                               L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 1980    7                     GSCP V ADVISORS, L.L.C.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1981    7                     SUNGARD CAPITAL CORP.                                 Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
 1982    6                  GSCP V AIV, L.P.                                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1983    7                     SEVRES II S.A.R.L.                                    Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1984    7                     SUPERLIFT HOLDING S.A R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles



 1985    6                  GSCP V INSTITUTIONAL AIV, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1986    7                     SEVRES II S.A.R.L.                                    Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 1987    7                     SUPERLIFT HOLDING S.A R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles



 1988    4            GS CAPITAL PARTNERS V PCP FUND, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1989    4            GS CAPITAL PARTNERS V PIA FUND OFFSHORE, LTD.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1990    5               GS CAPITAL PARTNERS V PIA FUND, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1991    6                  GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1992    6                  GS CAPITAL PARTNERS V GMBH & CO. KG                      Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 1993    6                  GS CAPITAL PARTNERS V                                    Other          Wilmington     DE    UNITED
                            INSTITUTIONAL, L.P.                                      Financial                           STATES
                                                                                     Vehicles
 1994    6                  GS CAPITAL PARTNERS V OFFSHORE, L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1995    6                  GS CAPITAL PARTNERS V, L.P.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 1996    6                  GSCP V AIV, L.P.                                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1997    6                  GSCP V INSTITUTIONAL AIV, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1998    4            GSCP V OVERRIDE OFFSHORE, LTD                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 1999    4            GSCP V OVERRIDE, L.P.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2000    3         GS CAPITAL PARTNERS VI EMPLOYEE FUNDS GP, L.L.C.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2001    4            GS CAPITAL PARTNERS V PCP JAPAN FUND, L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2002    5               GS CAPITAL PARTNERS V PCP FUND, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2003    4            GS CAPITAL PARTNERS V PIA FUND, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2004    4            GS CAPITAL PARTNERS VI EMPLOYEE FUND                           Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2005    4            GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2006    5               GS CAPITAL PARTNERS VI EMPLOYEE                             Other          George Town          CAYMAN
                         MASTER FUND, L.P.                                           Financial                           ISLANDS
                                                                                     Vehicles
 2007    6                  GS CAPITAL PARTNERS VI FUND, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2008    7                     BUCK HOLDINGS L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2009    7                     BUCK HOLDINGS, LLC                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2010    7                     COMPASS DELAWARE HOLDINGS I CORP.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2011    7                     COMPASS INVESTORS INC.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2012    8                        COMPASS ACQUISITION                                Other          Wilmington     DE    UNITED
                                  HOLDINGS CORP.                                     Financial                           STATES
                                                                                     Vehicles
 2013    9                           USI HOLDINGS                                    Insurance      Wilmington     DE    UNITED
                                     CORPORATION                                     Agencies and                        STATES
                                                                                     Brokerages
 2014   10                              USI Insurance                                Other          Wilmington     DE    UNITED
                                        Services LLC                                 Financial                           STATES
                                                                                     Vehicles
 2015   11                                 AMERICAN INSURANCE                        Other          Cleveland      OH    UNITED
                                           ADMINISTRATORS, INC.                      Financial                           STATES
                                                                                     Vehicles
 2016   11                                 ANCO CORPORATION                          Other          Dallas         TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2017   12                                    ANCO INSURANCE SERVICES                Other          Dallas         TX    UNITED
                                              OF HOUSTON, INC.                       Financial                           STATES
                                                                                     Vehicles
 2018   12                                                                           Other          Los Angeles    CA    UNITED
                                              INTER/NATIONAL RENTAL                  Financial                           STATES
                                              INSURANCE SERVICES, INC.               Vehicles
 2019   12                                    MD PREMIUM FINANCE                     Other          Dallas         TX    UNITED
                                              CORPORATION                            Financial                           STATES
                                                                                     Vehicles
 2020   12                                    REGIONAL INSURANCE MANAGEMENT          Other          Dallas         TX    UNITED
                                              SERVICES, INC.                         Financial                           STATES
                                                                                     Vehicles
 2021   11                                 BMI INSURANCE                             Other          Los Angeles    CA    UNITED
                                           SERVICES, INC                             Financial                           STATES
                                                                                     Vehicles
 2022   11                                 CAMPBELL,                                 Other          Salem          OR    UNITED
                                           GALT & NEWLANDS, INC.                     Financial                           STATES
                                                                                     Vehicles
 2023   11                                 COLONIAL                                  Other          Glen Allen     VA    UNITED
                                           PREMIUM FINANCE COMPANY                   Financial                           STATES
                                                                                     Vehicles
 2024   11                                 CUSTOM                                    Other          Hammonton      NJ    UNITED
                                           BENEFIT PROGRAMS, INC.                    Financial                           STATES
                                                                                     Vehicles
 2025   12                                    TURNER P.                              Other          Knoxville      TN    UNITED
                                              WILLIAMS & ASSOCIATES, LLC             Financial                           STATES
                                                                                     Vehicles
 2026   11                                 EMERSON REID LLC                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2027   12                                    MY BENEFIT ADVISOR, LLC                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2028   11                                 KIBBLE & PRENTICE HOLDING                 Other          OLYMPIA        WA    UNITED
                                           COMPANY                                   Financial                           STATES
                                                                                     Vehicles
 2029   11                                 SIGNATURE PREMIUM FINANCE, INC.           Other          Philadelphia   PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2030   11                                 SUMMIT GLOBAL PARTNERS, INC.              Other          Dallas         TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2031   12                                    MERIDIAN CREDIT SERVICES, INC.         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2032   12                                    SGP BENEFITS OF TEXAS, INC.            Other          Dallas         TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2033   12                                    SUMMIT GLOBAL PARTNERS OF              Other          Dallas         TX    UNITED
                                              TEXAS, INC.                            Financial                           STATES
                                                                                     Vehicles
 2034   12                                    USI SOUTHWEST, INC.                    Other          Santa Fe       NM    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2035   12                                    USI of Tennessee, Inc.                 Other          Knoxville      TN    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2036   12                                    VISTA INSURANCE PARTNERS OF            Other          Chicago        IL    UNITED
                                              ILLINOIS, INC.                         Financial                           STATES
                                                                                     Vehicles
 2037   12                                    VISTA INSURANCE PARTNERS, INC.         Other          San Antonio    TX    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2038   13                                       SUMMIT GLOBAL PARTNERS OF           Other          Oklahoma       OK    UNITED
                                                 OKLAHOMA, INC.                      Financial      City                 STATES
                                                                                     Vehicles
 2039   11                                 U.S.I. INSURANCE SERVICES OF              Other          Boston         MA    UNITED
                                           MASSACHUSETTS, INC.                       Financial                           STATES
                                                                                     Vehicles
 2040   12                                    NETCARE SERVICES, INC.                 Other          Boston         MA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2041   11                                 USI CONSULTING GROUP, INC.                Other          Hartford       CT    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2042   12                                    BENEFIT STRATEGIES OF MAINE, INC.      Other          Concord        NH    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2043   12                                    USI ADVISORS, INC.                     Other          Hartford       CT    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2044   12                                    USI CONSULTING GROUP OF                Other          New York       NY    UNITED
                                              NEW YORK, INC.                         Financial                           STATES
                                                                                     Vehicles
 2045   12                                    USI SECURITIES, INC.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2046   11                                 USI INSURANCE SERVICES CORPORATION OF     Other          Chicago        IL    UNITED
                                           ILLINOIS, INC.                            Financial                           STATES
                                                                                     Vehicles
 2047   11                                 USI INSURANCE SERVICES OF                 Other          Concord        NH    UNITED
                                           NEW ENGLAND, INC.                         Financial                           STATES
                                                                                     Vehicles
 2048   12                                    INEX ALTERNATIVE PROGRAMS, INC.        Other          Concord        NH    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2049   12                                    USI INSURANCE SERVICES OF              Other          Providence     RI    UNITED
                                              RHODE ISLAND, INC.                     Financial                           STATES
                                                                                     Vehicles
 2050   11                                 USI INSURANCE SERVICES OF NORTHERN        Other          Los Angeles    CA    UNITED
                                           CALIFORNIA, INC.                          Financial                           STATES
                                                                                     Vehicles
 2051   11                                 USI Insurance Services of                 Other          Hartford       CT    UNITED
                                           Connecticut, Inc.                         Financial                           STATES
                                                                                     Vehicles
 2052   11                                 USI MIDATLANTIC, INC.                     Other          Harrisburg     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2053   11                                 USI MIDWEST, INC.                         Other          Cleveland      OH    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2054   11                                 USI OF SOUTHERN CALIFORNIA INSURANCE      Other          Los Angeles    CA    UNITED
                                           SERVICES, INC.                            Financial                           STATES
                                                                                     Vehicles
 2055   11                                 USI of San Diego Insurance Services, Inc  Other          Los Angeles    CA    UNITED
             .                                                                       Financial                           STATES
                                                                                     Vehicles
 2056    7                     GS EDAM DEBT HOLDINGS                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2057    7                     GS LUX DEBT HOLDINGS II S.A.R.L.                      Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2058    7                     GS LUX DEBT HOLDINGS S.A.R.L.                         Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2059    7                     GS SUNRAY HOLDINGS, L.L.C.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2060    8                        GS SUNRAY HOLDINGS SUBCO I, L.L.C.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2061    9                           Hyatt Hotels Corporation                        Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 2062    8                        GS SUNRAY HOLDINGS SUBCO II, L.L.C.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2063    9                           Hyatt Hotels Corporation                        Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 2064    7                     GS TELE CAYMAN                                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2065    7                     GS TREASURE S.A R.L.                                  Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2066    7                     GSCP VI AA ONE HOLDING SARL                           Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2067    8                        CW INVESTMENTS CO.                                 Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2068    9                           4414624 Canada Inc.                             Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2069   10                              CW MEDIA HOLDINGS INC.                       Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2070    7                     GSCP VI NORTH HOLDINGS S.A R.L.                       Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2071    8                        GSCP VI NORTH HOLDINGS CORP.                       Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2072    9                           RED SKY ACQUISITION CORP.                       Other          Calgary        AB    CANADA
                                                                                     Financial
                                                                                     Vehicles
 2073   10                              RED SKY HOLDINGS L.P.                        Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2074    9                           RED SKY HOLDINGS L.P.                           Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 1976    7   13      99      N/A        N/A




 1977    7   12      44      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
 1978    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1979    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1980    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 1981    7   19      99      N/A        N/A




 1982    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1983    7   25      73      25         73


 1984    7   17      44      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred A shares.
 1985    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1986    7   11      73      11         73


 1987    7   7       44      N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
 1988    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 1989    4   100     100     N/A        N/A


 1990    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1991    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1992    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                    Partner.

 1993    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1994    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1995    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1996    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1997    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 1998    4   100     100     N/A        N/A


 1999    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2000    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2001    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2002    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2003    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2004    4   100     100     N/A        N/A


 2005    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2006    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2007    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2008    7   N/A     100     4          12


 2009    7   1       28      N/A        N/A


 2010    7   100     100     N/A        N/A


 2011    7   39      85      N/A        N/A


 2012    8   100     100     N/A        N/A


 2013    9   87      87      N/A        N/A


 2014   10   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2015   11   100     100     N/A        N/A


 2016   11   100     100     N/A        N/A


 2017   12   100     100     N/A        N/A


 2018   12   100     100     N/A        N/A


 2019   12   100     100     N/A        N/A


 2020   12   100     100     N/A        N/A


 2021   11   100     100     N/A        N/A


 2022   11   100     100     N/A        N/A


 2023   11   100     100     N/A        N/A


 2024   11   100     100     N/A        N/A


 2025   12   100     100     N/A        N/A


 2026   11   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2027   12   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2028   11   100     100     N/A        N/A


 2029   11   100     100     N/A        N/A


 2030   11   100     100     N/A        N/A


 2031   12   100     100     N/A        N/A


 2032   12   100     100     N/A        N/A


 2033   12   100     100     N/A        N/A


 2034   12   100     100     N/A        N/A


 2035   12   100     100     N/A        N/A


 2036   12   100     100     N/A        N/A


 2037   12   100     100     N/A        N/A


 2038   13   100     100     N/A        N/A


 2039   11   100     100     N/A        N/A


 2040   12   100     100     N/A        N/A


 2041   11   100     100     N/A        N/A


 2042   12   100     100     N/A        N/A


 2043   12   100     100     N/A        N/A


 2044   12   100     100     N/A        N/A


 2045   12   100     100     N/A        N/A


 2046   11   100     100     N/A        N/A


 2047   11   100     100     N/A        N/A


 2048   12   100     100     N/A        N/A


 2049   12   100     100     N/A        N/A


 2050   11   100     100     N/A        N/A


 2051   11   100     100     N/A        N/A


 2052   11   100     100     N/A        N/A


 2053   11   100     100     N/A        N/A


 2054   11   100     100     N/A        N/A


 2055   11   100     100     N/A        N/A


 2056    7   45      98      N/A        N/A


 2057    7   46      100     N/A        N/A


 2058    7   47      100     N/A        N/A


 2059    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2060    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2061    9   3       7       N/A        N/A



 2062    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2063    9   3       7       N/A        N/A



 2064    7   46      100     N/A        N/A


 2065    7   46      100     N/A        N/A


 2066    7   53      100     N/A        N/A


 2067    8   22      33      87         100


 2068    9   100     100     N/A        N/A


 2069   10   100     100     N/A        N/A


 2070    7   53      100     N/A        N/A


 2071    8   100     100     N/A        N/A


 2072    9   13      15      N/A        N/A


 2073   10   100     100     N/A        11


 2074    9   N/A     100     10         11



 2075    7                     HAWKER BEECHCRAFT, INC                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2076    7                     KAR HOLDINGS II, LLC                                  Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2077    7                     Knight Holdco LLC                                     Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2078    7                     LVB ACQUISITION HOLDING, LLC                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2079    7                     MONEYGRAM INTERNATIONAL, INC.                         Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 2080    7                     PVF HOLDINGS LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2081    7                     ProSight Specialty Insurance                          Direct         Wilmington     DE    UNITED
                               Holdings, Inc.                                        Property and                        STATES
                                                                                     Casualty
                                                                                     Insurance
                                                                                     Carriers
 2082    7                     TEXAS ENERGY FUTURE CAPITAL                           Other          Wilmington     DE    UNITED
                               HOLDINGS LLC                                          Financial                           STATES
                                                                                     Vehicles
 2083    7                     TEXAS ENERGY FUTURE HOLDINGS                          Other          Wilmington     DE    UNITED
                               LIMITED PARTNERSHIP                                   Financial                           STATES
                                                                                     Vehicles
 2084    7                     Xella International Holdings S.a.r.l.                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2085    8                        Xella International S.a r.l.                       Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2086    6                  UMBRELLASTREAM GENERAL PARTNER LIMITED                   Other          St. Peter            GUERNSEY
                                                                                     Financial      Port
                                                                                     Vehicles
 2087    7                     UMBRELLASTREAM LIMITED                                Other          St. Peter            GUERNSEY
                               PARTNERSHIP INCORPORATED                              Financial      Port
                                                                                     Vehicles
 2088    6                  UMBRELLASTREAM LIMITED                                   Other          St. Peter            GUERNSEY
                            PARTNERSHIP INCORPORATED                                 Financial      Port
                                                                                     Vehicles
 2089    4            GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2090    4            GS CAPITAL PARTNERS VI PIA FUND OFFSHORE, LTD.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2091    4            GS CAPITAL PARTNERS VI PIA FUND, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2092    5               GS CAPITAL PARTNERS VI GMBH & CO. KG                        Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 2093    6                  BUCK HOLDINGS L.P.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2094    6                  BUCK HOLDINGS, LLC                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2095    6                  COMPASS INVESTORS INC.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2096    6                  EDAM ACQUISITION HOLDING I                               Other          Hilversum            NETHERLANDS
                            COOPERATIEF U.A.                                         Financial
                                                                                     Vehicles
 2097    6                  GS EDAM DEBT HOLDINGS                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2098    6                  GS LUX DEBT HOLDINGS II S.A.R.L.                         Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2099    6                  GS LUX DEBT HOLDINGS S.A.R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2100    6                  GS SUNRAY GERMAN FUND I, LTD.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2101    7                     GS SUNRAY GERMAN FUND, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2102    8                        GS SUNRAY HOLDINGS, L.L.C.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2103    6                  GS SUNRAY GERMAN FUND II, LTD.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2104    7                     GS SUNRAY GERMAN FUND, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2105    6                  GS TELE CAYMAN                                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2106    6                  GS TREASURE S.A R.L.                                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2107    6                  GSCP VI AA ONE HOLDING SARL                              Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2108    6                  GSCP VI GERMANY KNIGHT HOLDINGS CORP.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2109    7                     GSCP VI GERMANY KNIGHT                                Other          Wilmington     DE    UNITED
                               HOLDINGS, L.P.                                        Financial                           STATES
                                                                                     Vehicles
 2110    8                        Knight Holdco LLC                                  Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2111    6                  GSCP VI GERMANY TXU HOLDINGS                             Other          George Town          CAYMAN
                            CAYMAN, LTD.                                             Financial                           ISLANDS
                                                                                     Vehicles
 2112    7                     GSCP VI GERMANY TXU HOLDINGS, L.P.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2113    8                        TEXAS ENERGY FUTURE                                Other          Wilmington     DE    UNITED
                                  CAPITAL HOLDINGS LLC                               Financial                           STATES
                                                                                     Vehicles
 2114    8                        TEXAS ENERGY FUTURE                                Other          Wilmington     DE    UNITED
                                  HOLDINGS LIMITED PARTNERSHIP                       Financial                           STATES
                                                                                     Vehicles
 2115    6                  GSCP VI GERMANY TXU HOLDINGS, LTD.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2116    7                     GSCP VI GERMANY TXU HOLDINGS, L.P.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2117    6                  GSCP VI GMBH COMPASS CAYMAN GP CORP.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2118    7                     GSCP VI GMBH COMPASS HOLDINGS L.P.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2119    8                        COMPASS CAYMAN HOLDINGS L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2120    6                  GSCP VI GMBH COMPASS CAYMAN LTD.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2121    7                     GSCP VI GMBH COMPASS HOLDINGS L.P.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2122    6                  GSCP VI GMBH KNIGHT HOLDINGS                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2123    7                     GSCP VI GERMANY KNIGHT                                Other          Wilmington     DE    UNITED
                               HOLDINGS, L.P.                                        Financial                           STATES
                                                                                     Vehicles
 2124    6                  GSCP VI NORTH HOLDINGS S.A R.L.                          Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2125    6                  HAR JPN CAYMAN HOLDINGS                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2126    6                  HAWKER BEECHCRAFT, INC                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2127    6                  KAR HOLDINGS II, LLC                                     Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2128    6                  LVB ACQUISITION HOLDING, LLC                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2129    6                  MONEYGRAM INTERNATIONAL, INC.                            Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 2130    6                  PVF HOLDINGS LLC                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2131    6                  ProSight Specialty Insurance                             Direct         Wilmington     DE    UNITED
                            Holdings, Inc.                                           Property and                        STATES
                                                                                     Casualty
                                                                                     Insurance
                                                                                     Carriers
 2132    6                  UMBRELLASTREAM GENERAL PARTNER LIMITED                   Other          St. Peter            GUERNSEY
                                                                                     Financial      Port
                                                                                     Vehicles
 2133    6                  UMBRELLASTREAM LIMITED                                   Other          St. Peter            GUERNSEY
                            PARTNERSHIP INCORPORATED                                 Financial      Port
                                                                                     Vehicles
 2134    6                  Xella International Holdings S.a.r.l.                    Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2135    5               GS CAPITAL PARTNERS VI OFFSHORE, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2136    6                  GS CAPITAL PARTNERS VI OFFSHORE                          Other          George Town          CAYMAN
                            FUND, L.P.                                               Financial                           ISLANDS
                                                                                     Vehicles
 2137    7                     BUCK HOLDINGS L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2138    7                     BUCK HOLDINGS, LLC                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2139    7                     COMPASS INVESTORS INC.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2140    7                     GS EDAM DEBT HOLDINGS                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2141    7                     GS LUX DEBT HOLDINGS II S.A.R.L.                      Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2142    7                     GS LUX DEBT HOLDINGS S.A.R.L.                         Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2143    7                     GS SUNRAY OFFSHORE FUND, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2144    8                        GS SUNRAY HOLDINGS, L.L.C.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2145    7                     GS SUNRAY OFFSHORE FUND, LTD.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2146    8                        GS SUNRAY OFFSHORE FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2147    7                     GS TELE CAYMAN                                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2148    7                     GSCP VI AA ONE HOLDING SARL                           Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2149    7                     GSCP VI NORTH HOLDINGS S.A R.L.                       Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2150    7                     GSCP VI OFFSHORE COMPASS                              Other          Wilmington     DE    UNITED
                               CAYMAN GP CORP.                                       Financial                           STATES
                                                                                     Vehicles
 2151    8                        GSCP VI OFFSHORE COMPASS                           Other          George Town          CAYMAN
                                  HOLDINGS L.P.                                      Financial                           ISLANDS
                                                                                     Vehicles
 2152    9                           COMPASS CAYMAN                                  Other          George Town          CAYMAN
                                     HOLDINGS L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 2153    7                     GSCP VI OFFSHORE COMPASS                              Other          George Town          CAYMAN
                               HOLDINGS L.P.                                         Financial                           ISLANDS
                                                                                     Vehicles
 2154    7                     GSCP VI OFFSHORE KNIGHT                               Other          Wilmington     DE    UNITED
                               HOLDINGS CORP.                                        Financial                           STATES
                                                                                     Vehicles
 2155    8                        GSCP VI OFFSHORE KNIGHT                            Other          Wilmington     DE    UNITED
                                  HOLDINGS, L.P.                                     Financial                           STATES
                                                                                     Vehicles
 2156    9                           Knight Holdco LLC                               Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2157    7                     GSCP VI OFFSHORE KNIGHT                               Other          Wilmington     DE    UNITED
                               HOLDINGS, L.P.                                        Financial                           STATES
                                                                                     Vehicles
 2158    7                     HAWKER BEECHCRAFT, INC                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2159    7                     KAR HOLDINGS II, LLC                                  Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2160    7                     LVB ACQUISITION HOLDING, LLC                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2161    7                     MONEYGRAM INTERNATIONAL, INC.                         Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 2162    7                     PVF HOLDINGS LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2163    7                     ProSight Specialty Insurance                          Direct         Wilmington     DE    UNITED
                               Holdings, Inc.                                        Property and                        STATES
                                                                                     Casualty
                                                                                     Insurance
                                                                                     Carriers
 2164    7                     Xella International Holdings S.a.r.l.                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2165    6                  GS TREASURE S.A R.L.                                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2166    6                  GSCP VI OFFSHORE ADVISORS, L.L.C.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2167    7                     GS CAPITAL PARTNERS VI                                Other          George Town          CAYMAN
                               OFFSHORE FUND, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 2168    6                  GSCP VI OFFSHORE TXU HOLDINGS                            Other          Wilmington     DE    UNITED
                            CAYMAN GP, LLC                                           Financial                           STATES
                                                                                     Vehicles
 2169    7                     GSCP VI OFFSHORE TXU HOLDINGS                         Other          George Town          CAYMAN
                               CAYMAN, L.P.                                          Financial                           ISLANDS
                                                                                     Vehicles
 2170    8                        GSCP VI OFFSHORE TXU                               Other          Wilmington     DE    UNITED
                                  HOLDINGS, L.P.                                     Financial                           STATES
                                                                                     Vehicles
 2171    9                           TEXAS ENERGY FUTURE                             Other          Wilmington     DE    UNITED
                                     CAPITAL HOLDINGS LLC                            Financial                           STATES
                                                                                     Vehicles
 2172    9                           TEXAS ENERGY FUTURE                             Other          Wilmington     DE    UNITED
                                     HOLDINGS LIMITED PARTNERSHIP                    Financial                           STATES
                                                                                     Vehicles
 2173    6                  GSCP VI OFFSHORE TXU HOLDINGS                            Other          George Town          CAYMAN
                            CAYMAN, L.P.                                             Financial                           ISLANDS
                                                                                     Vehicles

 2075    7   21      46      N/A        N/A


 2076    7   13      34      N/A        N/A


 2077    7   2       25      N/A        N/A


 2078    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2079    7   36      100     N/A        N/A





 2080    7   13      63      N/A        N/A


 2081    7   46      100     N/A        N/A




 2082    7   N/A     2       6          24


 2083    7   N/A     100     2          11


 2084    7   23      50      N/A        N/A


 2085    8   100     100     N/A        N/A


 2086    6   6       50      N/A        N/A


 2087    7   100     100     N/A        16


 2088    6   N/A     100     2          16


 2089    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2090    4   100     100     N/A        N/A


 2091    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2092    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2093    6   N/A     100     1          12


 2094    6   10      28      N/A        N/A


 2095    6   1       85      N/A        N/A


 2096    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2097    6   1       98      N/A        N/A


 2098    6   1       100     N/A        N/A


 2099    6   2       100     N/A        N/A


 2100    6   100     100     N/A        N/A


 2101    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2102    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2103    6   100     100     N/A        N/A


 2104    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2105    6   1       100     N/A        N/A


 2106    6   1       100     N/A        N/A


 2107    6   1       100     N/A        N/A


 2108    6   100     100     N/A        N/A


 2109    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2110    8   1       25      N/A        N/A


 2111    6   100     100     N/A        N/A


 2112    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2113    8   N/A     2       1          24


 2114    8   N/A     100     1          11


 2115    6   100     100     N/A        N/A


 2116    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2117    6   100     100     N/A        N/A


 2118    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2119    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2120    6   100     100     N/A        N/A


 2121    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2122    6   100     100     N/A        N/A


 2123    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2124    6   1       100     N/A        N/A


 2125    6   2       100     N/A        N/A


 2126    6   1       46      N/A        N/A


 2127    6   4       34      N/A        N/A


 2128    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2129    6   1       100     N/A        N/A





 2130    6   1       63      N/A        N/A


 2131    6   12      100     N/A        N/A




 2132    6   19      50      N/A        N/A


 2133    6   N/A     100     1          16


 2134    6   6       50      N/A        N/A


 2135    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2136    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2137    7   N/A     100     3          12


 2138    7   3       28      N/A        N/A


 2139    7   33      85      N/A        N/A


 2140    7   38      98      N/A        N/A


 2141    7   38      100     N/A        N/A


 2142    7   38      100     N/A        N/A


 2143    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2144    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2145    7   100     100     N/A        N/A


 2146    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2147    7   38      100     N/A        N/A


 2148    7   44      100     N/A        N/A


 2149    7   44      100     N/A        N/A


 2150    7   100     100     N/A        N/A


 2151    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2152    9   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2153    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2154    7   100     100     N/A        N/A


 2155    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2156    9   1       25      N/A        N/A


 2157    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2158    7   17      46      N/A        N/A


 2159    7   1       34      N/A        N/A


 2160    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2161    7   30      100     N/A        N/A





 2162    7   11      63      N/A        N/A


 2163    7   38      100     N/A        N/A




 2164    7   19      50      N/A        N/A


 2165    6   38      100     N/A        N/A


 2166    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2167    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2168    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2169    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2170    8   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2171    9   N/A     2       5          24


 2172    9   N/A     100     1          11


 2173    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


 2174    6                  GSCP VI OFFSHORE TXU HOLDINGS, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2175    6                  UMBRELLASTREAM GENERAL PARTNER LIMITED                   Other          St. Peter            GUERNSEY
                                                                                     Financial      Port
                                                                                     Vehicles
 2176    6                  UMBRELLASTREAM LIMITED                                   Other          St. Peter            GUERNSEY
                            PARTNERSHIP INCORPORATED                                 Financial      Port
                                                                                     Vehicles
 2177    5               GS CAPITAL PARTNERS VI PARALLEL, L.P.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2178    6                  BUCK HOLDINGS L.P.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2179    6                  BUCK HOLDINGS, LLC                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2180    6                  COMPASS DELAWARE HOLDINGS II CORP.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2181    6                  COMPASS INVESTORS INC.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2182    6                  EDAM ACQUISITION HOLDING I                               Other          Hilversum            NETHERLANDS
                            COOPERATIEF U.A.                                         Financial
                                                                                     Vehicles
 2183    6                  GS EDAM DEBT HOLDINGS                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2184    6                  GS LUX DEBT HOLDINGS II S.A.R.L.                         Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2185    6                  GS LUX DEBT HOLDINGS S.A.R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2186    6                  GS SUNRAY HOLDINGS PARALLEL, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2187    7                     GS SUNRAY HOLDINGS PARALLEL                           Other          Wilmington     DE    UNITED
                               SUBCO, L.L.C.                                         Financial                           STATES
                                                                                     Vehicles
 2188    8                        Hyatt Hotels Corporation                           Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 2189    6                  GS TELE CAYMAN                                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2190    6                  GS TREASURE S.A R.L.                                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2191    6                  GSCP VI AA ONE PARALLEL HOLDING SARL                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2192    7                     CW INVESTMENTS CO.                                    Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2193    6                  GSCP VI PARALLEL NORTH HOLDINGS S.A.R.L.                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2194    7                     GSCP VI PARALLEL NORTH                                Other          Halifax        NS    CANADA
                               HOLDING CORP.                                         Financial
                                                                                     Vehicles
 2195    8                        RED SKY ACQUISITION CORP.                          Other          Calgary        AB    CANADA
                                                                                     Financial
                                                                                     Vehicles
 2196    8                        RED SKY HOLDINGS L.P.                              Other          New York       NY    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2197    6                  HAWKER BEECHCRAFT, INC                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2198    6                  KAR HOLDINGS II, LLC                                     Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2199    6                  Knight Holdco LLC                                        Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2200    6                  LVB ACQUISITION HOLDING, LLC                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2201    6                  MONEYGRAM INTERNATIONAL, INC.                            Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 2202    6                  PVF HOLDINGS LLC                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2203    6                  ProSight Specialty Insurance                             Direct         Wilmington     DE    UNITED
                            Holdings, Inc.                                           Property and                        STATES
                                                                                     Casualty
                                                                                     Insurance
                                                                                     Carriers
 2204    6                  TEXAS ENERGY FUTURE CAPITAL                              Other          Wilmington     DE    UNITED
                            HOLDINGS LLC                                             Financial                           STATES
                                                                                     Vehicles
 2205    6                  TEXAS ENERGY FUTURE HOLDINGS                             Other          Wilmington     DE    UNITED
                            LIMITED PARTNERSHIP                                      Financial                           STATES
                                                                                     Vehicles
 2206    6                  Xella International Holdings S.a.r.l.                    Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2207    5               GS CAPITAL PARTNERS VI, L.P.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2208    6                  GS CAPITAL PARTNERS TWO HOLDINGS                         Offices of     Port Louis           MAURITIUS
                            LIMITED                                                  Other Holding
                                                                                     Companies
 2209    6                  GS CAPITAL PARTNERS VI FUND, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2210    4            GS CAPITAL PARTNERS VI PIA PMD QP FUND                         Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2211    4            GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2212    4            GS CAPITAL PARTNERS VI PMD ESC FUND                            Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2213    4            GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2214    4            GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND                      Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2215    4            GS CAPITAL PARTNERS VI PMD QP FUND                             Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2216    4            GS CAPITAL PARTNERS VI PMD QP FUND, L.P.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2217    5               GS CAPITAL PARTNERS VI EMPLOYEE                             Other          George Town          CAYMAN
                         MASTER FUND, L.P.                                           Financial                           ISLANDS
                                                                                     Vehicles
 2218    5               GS CAPITAL PARTNERS VI GMBH & CO. KG                        Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 2219    5               GS CAPITAL PARTNERS VI OFFSHORE, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2220    5               GS CAPITAL PARTNERS VI PARALLEL, L.P.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2221    5               GS CAPITAL PARTNERS VI, L.P.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2222    3         GS DIRECT, L.L.C.                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2223    4            GS CHROMA HOLDINGS LIMITED                                     Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 2224    4            GS DIRECT GD LIMITED                                           Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 2225    4            GS DIRECT PHARMA LIMITED                                       Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 2226    4            GS LOGISTICS HOLDINGS LTD                                      Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 2227    4            GS PHERECLUS HOLDINGS LIMITED                                  Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 2228    4            VGG HOLDING LLC                                                Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2229    5               AX HOLDING CORP.                                            Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2230    6                  AEROFLEX INCORPORATED                                    Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2231    4            YES NETWORK HOLDING COMPANY, LLC                               Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2232    3         GS LOAN PARTNERS I EMPLOYEE FUNDS GP, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2233    4            GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2234    5               GS LOAN PARTNERS I EMPLOYEE MASTER                          Other          Wilmington     DE    UNITED
                         FUND, L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 2235    6                  GS LOAN PARTNERS I ONSHORE, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2236    7                     GSLP I ONSHORE INVESTMENT                             Other          Wilmington     DE    UNITED
                               FUND, L.L.C.                                          Financial                           STATES
                                                                                     Vehicles
 2237    8                        GSLP I ONSHORE HOLDINGS                            Other          Wilmington     DE    UNITED
                                  FUND, L.L.C.                                       Financial                           STATES
                                                                                     Vehicles
 2238    8                        GSLP I ONSHORE S.A R.L.                            Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2239    4            GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2240    3         GS MEZZANINE PARTNERS 2006 EMPLOYEE FUNDS GP, L.L.C.              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2241    4            GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND                       Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2242    5               GS MEZZANINE PARTNERS 2006 OFFSHORE                         Other          Wilmington     DE    UNITED
                         FUND, L.L.C.                                                Financial                           STATES
                                                                                     Vehicles
 2243    6                  GS MEZZANINE PARTNERS 2006                               Other          George Town          CAYMAN
                            OFFSHORE FUND, L.P.                                      Financial                           ISLANDS
                                                                                     Vehicles
 2244    7                     GSMP 2006 OFFSHORE                                    Other          George Town          CAYMAN
                               INTERNATIONAL, LTD.                                   Financial                           ISLANDS
                                                                                     Vehicles
 2245    8                        GSMP 2006 OFFSHORE  HOLDINGS                       Other          George Town          CAYMAN
                                  INTERNATIONAL, LTD.                                Financial                           ISLANDS
                                                                                     Vehicles
 2246    9                           GSMP 2006 OFFSHORE                              Other          Luxembourg           LUXEMBOURG
                                     HOLDINGS S.A.R.L.                               Financial
                                                                                     Vehicles
 2247    8                        SEVRES II S.A.R.L.                                 Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 2248    7                     GSMP 2006 OFFSHORE INVESTMENT                         Other          George Town          CAYMAN
                               FUND, LTD.                                            Financial                           ISLANDS
                                                                                     Vehicles
 2249    7                     GSMP 2006 OFFSHORE S.A.R.L.                           Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2250    7                     GSMP 2006 OFFSHORE US, LTD.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2251    8                        GSMP 2006 OFFSHORE                                 Other          George Town          CAYMAN
                                  HOLDINGS US, LTD.                                  Financial                           ISLANDS
                                                                                     Vehicles
 2252    5               GS MEZZANINE PARTNERS 2006 OFFSHORE                         Other          George Town          CAYMAN
                         FUND, L.P.                                                  Financial                           ISLANDS
                                                                                     Vehicles
 2253    4            GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2254    5               GS MEZZANINE PARTNERS 2006 ONSHORE                          Other          Wilmington     DE    UNITED
                         FUND, L.L.C.                                                Financial                           STATES
                                                                                     Vehicles
 2255    5               GS MEZZANINE PARTNERS 2006 ONSHORE                          Other          Wilmington     DE    UNITED
                         FUND, L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 2256    4            GS MEZZANINE PARTNERS 2006 PCP FUND                            Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2257    5               GS MEZZANINE PARTNERS 2006                                  Other          George Town          CAYMAN
                         INSTITUTIONAL, L.P.                                         Financial                           ISLANDS
                                                                                     Vehicles
 2258    6                  GS MEZZANINE PARTNERS 2006                               Other          Wilmington     DE    UNITED
                            INSTITUTIONAL FUND, L.L.C.                               Financial                           STATES
                                                                                     Vehicles
 2259    7                     GS MEZZANINE PARTNERS 2006                            Other          George Town          CAYMAN
                               INSTITUTIONAL FUND, L.P.                              Financial                           ISLANDS
                                                                                     Vehicles
 2260    8                        GSMP 2006 INSTITUTIONAL                            Other          George Town          CAYMAN
                                  INVESTMENT FUND, LTD.                              Financial                           ISLANDS
                                                                                     Vehicles
 2261    9                           GSMP 2006 INSTITUTIONAL                         Other          George Town          CAYMAN
                                     INTERNATIONAL, LTD.                             Financial                           ISLANDS
                                                                                     Vehicles
 2262   10                              GSMP 2006 INSTITUTIONAL HOLDINGS             Other          George Town          CAYMAN
                                        INTERNATIONAL, LTD.                          Financial                           ISLANDS
                                                                                     Vehicles
 2263   11                                 GSMP 2006 OFFSHORE HOLDINGS S.A R.L.      Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2264   10                              SEVRES II S.A.R.L.                           Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 2265    9                           GSMP 2006 INSTITUTIONAL US, LTD.                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2266   10                              GSMP 2006 INSTITUTIONAL HOLDINGS US, LTD.    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2267    8                        GSMP 2006 INSTITUTIONAL S.A.R.L.                   Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2268    6                  GS MEZZANINE PARTNERS 2006                               Other          George Town          CAYMAN
                            INSTITUTIONAL FUND, L.P.                                 Financial                           ISLANDS
                                                                                     Vehicles
 2269    5               GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2270    6                  GS MEZZANINE PARTNERS 2006                               Other          Wilmington     DE    UNITED
                            OFFSHORE FUND, L.L.C.                                    Financial                           STATES
                                                                                     Vehicles
 2271    6                  GS MEZZANINE PARTNERS 2006                               Other          George Town          CAYMAN
                            OFFSHORE FUND, L.P.                                      Financial                           ISLANDS
                                                                                     Vehicles
 2272    4            GS MEZZANINE PARTNERS 2006 PCP FUND                            Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles

 2174    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2175    6   15      50      N/A        N/A


 2176    6   N/A     100     6          16


 2177    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2178    6   N/A     100     1          12


 2179    6   1       28      N/A        N/A


 2180    6   100     100     N/A        N/A


 2181    6   10      85      N/A        N/A


 2182    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2183    6   12      98      N/A        N/A


 2184    6   12      100     N/A        N/A


 2185    6   12      100     N/A        N/A


 2186    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2187    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2188    8   1       7       N/A        N/A



 2189    6   12      100     N/A        N/A


 2190    6   12      100     N/A        N/A


 2191    6   100     100     N/A        N/A


 2192    7   11      33      12         100


 2193    6   100     100     N/A        N/A


 2194    7   100     100     N/A        N/A


 2195    8   1       15      N/A        N/A


 2196    8   N/A     100     1          11


 2197    6   5       46      N/A        N/A


 2198    6   15      34      N/A        N/A


 2199    6   1       25      N/A        N/A


 2200    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2201    6   9       100     N/A        N/A





 2202    6   3       63      N/A        N/A


 2203    6   1       100     N/A        N/A




 2204    6   1       2       N/A        24


 2205    6   N/A     100     1          11


 2206    6   1       50      N/A        N/A


 2207    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2208    6   100     100     N/A        N/A


 2209    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2210    4   100     100     N/A        N/A


 2211    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2212    4   100     100     N/A        N/A


 2213    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2214    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2215    4   100     100     N/A        N/A


 2216    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2217    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2218    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                    Partner.

 2219    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2220    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2221    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2222    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 2223    4   100     100     N/A        N/A


 2224    4   100     100     N/A        N/A


 2225    4   100     100     N/A        N/A


 2226    4   100     100     N/A        N/A


 2227    4   100     100     N/A        N/A


 2228    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2229    5   100     100     N/A        N/A


 2230    6   100     100     N/A        N/A


 2231    4   1       30      N/A        N/A


 2232    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2233    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2234    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2235    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2236    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2237    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2238    8   100     100     N/A        N/A


 2239    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2240    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2241    4   100     100     N/A        N/A


 2242    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2243    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2244    7   100     100     N/A        N/A


 2245    8   100     100     N/A        N/A


 2246    9   100     100     N/A        N/A


 2247    8   3       73      3          73


 2248    7   100     100     N/A        N/A


 2249    7   100     100     N/A        N/A


 2250    7   100     100     N/A        N/A


 2251    8   100     100     N/A        N/A


 2252    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2253    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2254    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2255    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2256    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2257    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2258    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2259    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2260    8   100     100     N/A        N/A


 2261    9   100     100     N/A        N/A


 2262   10   100     100     N/A        N/A


 2263   11   100     100     N/A        N/A


 2264   10   1       73      1          73


 2265    9   100     100     N/A        N/A


 2266   10   100     100     N/A        N/A


 2267    8   100     100     N/A        N/A


 2268    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2269    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2270    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2271    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2272    4   100     100     N/A        N/A



 2273    4            GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2274    5               GS MEZZANINE PARTNERS 2006 EMPLOYEE                         Other          Wilmington     DE    UNITED
                         FUND, L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 2275    5               GS MEZZANINE PARTNERS 2006, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2276    4            GS MEZZANINE PARTNERS 2006 PIA FUND                            Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2277    5               GS MEZZANINE PARTNERS 2006                                  Other          George Town          CAYMAN
                         INSTITUTIONAL, L.P.                                         Financial                           ISLANDS
                                                                                     Vehicles
 2278    5               GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2279    4            GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2280    5               GS MEZZANINE PARTNERS 2006 EMPLOYEE                         Other          Wilmington     DE    UNITED
                         FUND, L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 2281    5               GS MEZZANINE PARTNERS 2006, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2282    3         GS MEZZANINE PARTNERS V EMPLOYEE FUNDS GP, L.L.C.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2283    4            GS MEZZANINE PARTNERS V EMPLOYEE FUND                          Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2284    5               GS MEZZANINE PARTNERS V EMPLOYEE                            Other          George Town          CAYMAN
                         MASTER FUND OFFSHORE, L.P.                                  Financial                           ISLANDS
                                                                                     Vehicles
 2285    6                  GS MEZZANINE PARTNERS V OFFSHORE                         Other          Wilmington     DE    UNITED
                            FUND, L.L.C.                                             Financial                           STATES
                                                                                     Vehicles
 2286    7                     GS MEZZANINE PARTNERS V                               Other          George Town          CAYMAN
                               OFFSHORE FUND, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 2287    8                        GSMP V OFFSHORE                                    Other          George Town          CAYMAN
                                  INTERNATIONAL, LTD.                                Financial                           ISLANDS
                                                                                     Vehicles
 2288    8                        GSMP V OFFSHORE                                    Other          George Town          CAYMAN
                                  INVESTMENT FUND, LTD.                              Financial                           ISLANDS
                                                                                     Vehicles
 2289    8                        GSMP V OFFSHORE S.a r.l.                           Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2290    8                        GSMP V OFFSHORE US, LTD.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2291    9                           MONEYGRAM INTERNATIONAL, INC.                   Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 2292    6                  GS MEZZANINE PARTNERS V OFFSHORE                         Other          George Town          CAYMAN
                            FUND, L.P.                                               Financial                           ISLANDS
                                                                                     Vehicles
 2293    4            GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2294    5               GS MEZZANINE PARTNERS V EMPLOYEE                            Other          Wilmington     DE    UNITED
                         MASTER FUND ONSHORE, L.P.                                   Financial                           STATES
                                                                                     Vehicles
 2295    6                  GS MEZZANINE PARTNERS V ONSHORE                          Other          Wilmington     DE    UNITED
                            FUND, L.L.C.                                             Financial                           STATES
                                                                                     Vehicles
 2296    6                  GS MEZZANINE PARTNERS V ONSHORE                          Other          Wilmington     DE    UNITED
                            FUND, L.P.                                               Financial                           STATES
                                                                                     Vehicles
 2297    4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER                        Other          George Town          CAYMAN
                      FUND OFFSHORE, L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 2298    4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER                        Other          Wilmington     DE    UNITED
                      FUND ONSHORE, L.P.                                             Financial                           STATES
                                                                                     Vehicles
 2299    4            GS MEZZANINE PARTNERS V PIA FUND, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2300    5               GS MEZZANINE PARTNERS V EMPLOYEE                            Other          Wilmington     DE    UNITED
                         MASTER FUND ONSHORE, L.P.                                   Financial                           STATES
                                                                                     Vehicles
 2301    5               GS MEZZANINE PARTNERS V, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2302    4            GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2303    5               GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2304    6                  GS MEZZANINE PARTNERS V EMPLOYEE                         Other          Wilmington     DE    UNITED
                            MASTER FUND ONSHORE, L.P.                                Financial                           STATES
                                                                                     Vehicles
 2305    6                  GS MEZZANINE PARTNERS V, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2306    4            GS MEZZANINE PARTNERS V PMD ESC FUND, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2307    5               GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2308    4            GS MEZZANINE PARTNERS V PMD FUND                               Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2309    5               GS MEZZANINE PARTNERS V EMPLOYEE                            Other          George Town          CAYMAN
                         MASTER FUND OFFSHORE, L.P.                                  Financial                           ISLANDS
                                                                                     Vehicles
 2310    5               GS MEZZANINE PARTNERS V                                     Other          George Town          CAYMAN
                         INSTITUTIONAL, L.P.                                         Financial                           ISLANDS
                                                                                     Vehicles
 2311    6                  GS MEZZANINE PARTNERS V                                  Other          Wilmington     DE    UNITED
                            INSTITUTIONAL FUND, L.L.C.                               Financial                           STATES
                                                                                     Vehicles
 2312    7                     GS MEZZANINE PARTNERS V                               Other          George Town          CAYMAN
                               INSTITUTIONAL FUND, L.P.                              Financial                           ISLANDS
                                                                                     Vehicles
 2313    8                        GSMP V INSTITUTIONAL                               Other          George Town          CAYMAN
                                  INTERNATIONAL, LTD.                                Financial                           ISLANDS
                                                                                     Vehicles
 2314    8                        GSMP V INSTITUTIONAL                               Other          George Town          CAYMAN
                                  INVESTMENT FUND, LTD.                              Financial                           ISLANDS
                                                                                     Vehicles
 2315    8                        GSMP V INSTITUTIONAL S.A R.L.                      Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2316    8                        GSMP V INSTITUTIONAL US, LTD.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2317    9                           MONEYGRAM INTERNATIONAL, INC.                   Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 2318    6                  GS MEZZANINE PARTNERS V                                  Other          George Town          CAYMAN
                            INSTITUTIONAL FUND, L.P.                                 Financial                           ISLANDS
                                                                                     Vehicles
 2319    5               GS MEZZANINE PARTNERS V OFFSHORE, L.P.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2320    6                  GS MEZZANINE PARTNERS V OFFSHORE                         Other          Wilmington     DE    UNITED
                            FUND, L.L.C.                                             Financial                           STATES
                                                                                     Vehicles
 2321    6                  GS MEZZANINE PARTNERS V OFFSHORE                         Other          George Town          CAYMAN
                            FUND, L.P.                                               Financial                           ISLANDS
                                                                                     Vehicles
 2322    4               GS MEZZANINE PARTNERS V PMD FUND                            Other          George Town          CAYMAN
                         OFFSHORE, LTD.                                              Financial                           ISLANDS
                                                                                     Vehicles
 2323    5                  GS MEZZANINE PARTNERS V PMD FUND                         Other          George Town          CAYMAN
                            OFFSHORE, L.P.                                           Financial                           ISLANDS
                                                                                     Vehicles
 2324    4               GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2325    3         GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2326    3         GS MUNICIPAL PRODUCTS L.L.C.                                      Trust,         Wilmington     DE    UNITED
                                                                                     Fiduciary, and                      STATES
                                                                                     Custody
                                                                                     Activities
 2327    3         GS PEG EMPLOYEE FUNDS I ADVISORS, LLC                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2328    4            GOLDMAN SACHS PRIVATE EQUITY GROUP                             Other          Wilmington     DE    UNITED
                      EMPLOYEE FUND I, LLC                                           Financial                           STATES
                                                                                     Vehicles
 2329    5               GOLDMAN SACHS PRIVATE EQUITY GROUP                          Other          Wilmington     DE    UNITED
                         MASTER FUND I, LLC                                          Financial                           STATES
                                                                                     Vehicles
 2330    4            GOLDMAN SACHS PRIVATE EQUITY GROUP                             Other          Wilmington     DE    UNITED
                      OVERRIDE FUND I, LLC                                           Financial                           STATES
                                                                                     Vehicles
 2331    3         GS PEG EMPLOYEE FUNDS II ADVISORS, LLC                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2332    4            GOLDMAN SACHS PRIVATE EQUITY GROUP                             Other          Wilmington     DE    UNITED
                      EMPLOYEE FUND II, LLC                                          Financial                           STATES
                                                                                     Vehicles
 2333    4            GOLDMAN SACHS PRIVATE EQUITY GROUP                             Other          Wilmington     DE    UNITED
                      OVERRIDE FUND II, LLC                                          Financial                           STATES
                                                                                     Vehicles
 2334    3         GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2335    3         GS TRUST, SERIES 2006-101G                                        Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2336    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2006-101G                                                      Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2337    3         GS TRUST, SERIES 2006-49G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2338    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2006-49G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2339    3         GS TRUST, SERIES 2006-50G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2340    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2006-50G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2341    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2006-51G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2342    3         GS TRUST, SERIES 2006-51G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2343    3         GS TRUST, SERIES 2007-100G                                        Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2344    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-100G                                                      Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2345    3         GS TRUST, SERIES 2007-103G                                        Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2346    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-103G                                                      Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2347    3         GS TRUST, SERIES 2007-122G                                        Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2348    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-122G                                                      Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2349    3         GS TRUST, SERIES 2007-123G                                        Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2350    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-123G                                                      Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2351    3         GS TRUST, SERIES 2007-29G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2352    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-29G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2353    3         GS TRUST, SERIES 2007-53G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2354    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-53G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2355    3         GS TRUST, SERIES 2007-57G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2356    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-57G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2357    3         GS TRUST, SERIES 2007-67G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2358    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-67G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2359    3         GS TRUST, SERIES 2007-74G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2360    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-74G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2361    3         GS TRUST, SERIES 2007-75G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2362    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-75G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2363    3         GS TRUST, SERIES 2007-82G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2364    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-82G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2365    3         GS TRUST, SERIES 2007-92G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2366    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2007-92G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2367    3         GS TRUST, SERIES 2007-98                                          Trust,         Newark         DE    UNITED
                                                                                     Fiduciary, and                      STATES
                                                                                     Custody
                                                                                     Activities
 2368    3         GS TRUST, SERIES 2008-14G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2369    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2008-14G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2370    3         GS TRUST, SERIES 2008-23G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2371    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2008-23G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts

 2273    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2274    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2275    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2276    4   100     100     N/A        N/A


 2277    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2278    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2279    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2280    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2281    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2282    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2283    4   100     100     N/A        N/A


 2284    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2285    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2286    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2287    8   100     100     N/A        N/A


 2288    8   100     100     N/A        N/A


 2289    8   100     100     N/A        N/A


 2290    8   100     100     N/A        N/A


 2291    9   11      100     N/A        N/A





 2292    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2293    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2294    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2295    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2296    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2297    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2298    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2299    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2300    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2301    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2302    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2303    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2304    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2305    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2306    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2307    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2308    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2309    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2310    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2311    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2312    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2313    8   100     100     N/A        N/A


 2314    8   100     100     N/A        N/A


 2315    8   100     100     N/A        N/A


 2316    8   100     100     N/A        N/A


 2317    9   1       100     N/A        N/A





 2318    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2319    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2320    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2321    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2322    4   100     100     N/A        N/A


 2323    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2324    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2325    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2326    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 2327    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2328    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2329    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2330    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2331    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2332    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2333    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2334    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 2335    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2336    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2337    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2338    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2339    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2340    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2341    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2342    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2343    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2344    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2345    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2346    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2347    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2348    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2349    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2350    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2351    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2352    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2353    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2354    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2355    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2356    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2357    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2358    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2359    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2360    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2361    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2362    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2363    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2364    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2365    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2366    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2367    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2368    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2369    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2370    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2371    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.




 2372    3         GS TRUST, SERIES 2008-25G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2373    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2008-25G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2374    3         GS TRUST, SERIES 2008-26GZ                                        Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2375    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2008-26GZ                                                      Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2376    3         GS TRUST, SERIES 2008-2G                                          Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2377    4            GS MUNICIPAL GRANTOR TRUST, SERIES 2008-2G                     Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2378    3         GS TRUST, SERIES 2008-34G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2379    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2008-34G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2380    3         GS TRUST, SERIES 2008-35G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2381    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2008-35G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2382    3         GS TRUST, SERIES 2008-36G                                         Trusts,        Newark         DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2383    4            GS MUNICIPAL GRANTOR TRUST, SERIES                             Trusts,        Newark         DE    UNITED
                      2008-36G                                                       Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 2384    3         JEREZ FUNDO DE INVESTIMENTO EM DIREITOS                           Open-End       Osasco               BRAZIL
                   CREDITORIOS NAO-PADRONIZADOS MULTICARTEIRA                        Investment
                                                                                     Funds
 2385    3         LIFELOCK, INC.                                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2386    4            IDENTITY ASSURANCE AND MANAGEMENT COMPANY                      Other          Missoula       MT    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2387    3         PATENT SKY LLC                                                    Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2388    3         PIVOTAL HOLDINGS LTD.                                             Other          Montreal       QC    CANADA
                                                                                     Financial
                                                                                     Vehicles
 2389    4            PIVOTAL PAYMENTS INC.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2390    4            Pivotal Payments Corporation                                   Other          Montreal       QC    CANADA
                                                                                     Financial
                                                                                     Vehicles
 2391    3         READY CAPITAL GROUP LLC                                           Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2392    3         STONE STREET PEP TECHNOLOGY 2000, L.L.C.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2393    4            BRIDGE STREET PEP TECHNOLOGY FUND 2000, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2394    4            STONE STREET PEP TECHNOLOGY FUND 2000, L.P.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2395    3         WHITEHALL STREET INTERNATIONAL REAL ESTATE                        Other          Wilmington     DE    UNITED
                   LIMITED PARTNERSHIP 2008                                          Financial                           STATES
                                                                                     Vehicles
 2396    4            W2008 INTERNATIONAL FINANCE SUB LTD.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2397    2      GOLDMAN, SACHS & CO. BETEILIGUNGS GMBH                               Offices of     Frankfurt            GERMANY
                                                                                     Other Holding  am Main
                                                                                     Companies
 2398    3         Goldman Sachs Gives gemeinnutzige GmbH                            Trust,         Frankfurt            GERMANY
                                                                                     Fiduciary, and am Main
                                                                                     Custody
                                                                                     Activities
 2399    2      GOLDMAN, SACHS & CO. FINANZ GMBH                                     Offices of     Frankfurt            GERMANY
                                                                                     Other Holding  am Main
                                                                                     Companies
 2400    3         GOLDMAN, SACHS & CO. OHG                                          Investment     Frankfurt            GERMANY
                                                                                     Banking and    am Main
                                                                                     Securities
                                                                                     Dealing
 2401    2      GOLDMAN, SACHS & CO. WERTPAPIER GMBH                                 Investment     Frankfurt            GERMANY
                                                                                     Banking and    am Main
                                                                                     Securities
                                                                                     Dealing
 2402    2      GOLDMAN, SACHS MANAGEMENT GP GMBH                                    Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 2403    3         GS CAPITAL PARTNERS 2000 GMBH & CO.                               Other          Berlin               GERMANY
                   BETEILIGUNGS KG                                                   Financial
                                                                                     Vehicles
 2404    3         GS CAPITAL PARTNERS V GMBH & CO. KG                               Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 2405    2      GS - MPIM I, LLC                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2406    2      GS - MPIM II, LLC                                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2407    2      GS 2280 FDB MEMBER LLC                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2408    2      GS 230 PARK ADVISORS, L.L.C.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2409    3         GOLDMAN SACHS 230 PARK INVESTORS, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2410    2      GS 5555 HOLLYWOOD MEMBER LLC                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2411    2      GS ACA, LLC                                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2412    2      GS ADVISORS 2000, L.L.C.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2413    3         GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2414    4            ALLIED WORLD ASSURANCE COMPANY HOLDINGS, LTD                   Offices of     Pembroke             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
 2415    4            FS INVEST SARL                                                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2416    4            GS 2000-I, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2417    4            GSCP 2000 OFFSHORE CCH HOLDING                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2418    5               GSCP 2000 OFFSHORE CEBRIDGE HOLDINGS CORP.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2419    4            SUNGARD CAPITAL CORP.                                          Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
 2420    3         GS CAPITAL PARTNERS 2000, L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2421    4            ALLIED WORLD ASSURANCE COMPANY HOLDINGS, LTD                   Offices of     Pembroke             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
 2422    4            FS INVEST SARL                                                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2423    4            GS 2000-I, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2424    4            GSCP 2000 CEBRIDGE HOLDINGS CORP.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2425    5               CEQUEL COMMUNICATIONS HOLDINGS, LLC                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2426    4            SUNGARD CAPITAL CORP.                                          Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
 2427    2      GS ADVISORS II, L.L.C.                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2428    3         GS CAPITAL PARTNERS II OFFSHORE, L.P.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2429    2      GS ADVISORS III, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2430    3         GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW                       Other          Berlin               GERMANY
                   PARTNERSHIP                                                       Financial
                                                                                     Vehicles
 2431    3         GS CAPITAL PARTNERS III OFFSHORE, L.P.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2432    3         GS CAPITAL PARTNERS III, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2433    2      GS ADVISORS V AIV, LTD.                                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2434    3         GSCP V AIV, L.P.                                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2435    3         GSCP V INSTITUTIONAL AIV, L.P.                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2436    2      GS ADVISORS V, L.L.C.                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2437    3         GS CAPITAL PARTNERS V GMBH & CO. KG                               Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 2438    3         GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2439    3         GS CAPITAL PARTNERS V OFFSHORE, L.P.                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2440    3         GS CAPITAL PARTNERS V, L.P.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2441    3         GS PRYSMIAN CO-INVEST GP LIMITED                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2442    2      GS ADVISORS VI AIV, LTD.                                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2443    3         GSCP VI AIV, L.P.                                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2444    4            UMBRELLASTREAM GENERAL PARTNER LIMITED                         Other          St. Peter            GUERNSEY
                                                                                     Financial      Port
                                                                                     Vehicles
 2445    4            UMBRELLASTREAM LIMITED PARTNERSHIP                             Other          St. Peter            GUERNSEY
                      INCORPORATED                                                   Financial      Port
                                                                                     Vehicles
 2446    3         GSCP VI PARALLEL AIV, L.P.                                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2447    4            GS LUX DEBT HOLDINGS S.A.R.L.                                  Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2448    4            UMBRELLASTREAM GENERAL PARTNER LIMITED                         Other          St. Peter            GUERNSEY
                                                                                     Financial      Port
                                                                                     Vehicles
 2449    4            UMBRELLASTREAM LIMITED PARTNERSHIP                             Other          St. Peter            GUERNSEY
                      INCORPORATED                                                   Financial      Port
                                                                                     Vehicles
 2450    2      GS ADVISORS VI, L.L.C.                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2451    3         GS CAPITAL PARTNERS VI GMBH & CO. KG                              Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 2452    3         GS CAPITAL PARTNERS VI OFFSHORE, L.P.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2453    3         GS CAPITAL PARTNERS VI PARALLEL, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2454    3         GS CAPITAL PARTNERS VI, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2455    2      GS ADVISORS, L.L.C.                                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2456    3         GS CAPITAL PARTNERS II, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2457    2      GS AT ADVISORS, L.L.C.                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2458    2      GS AYCO HOLDING LLC                                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2459    3         MERCER ALLIED COMPANY, L.P.                                       Securities     Wilmington     DE    UNITED
                                                                                     Brokerage                           STATES
 2460    3         SARATOGA SPRINGS LLC                                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2461    4            THE AYCO COMPANY, L.P.                                         Investment     Wilmington     DE    UNITED
                                                                                     Advice                              STATES
 2462    5               MERCER ALLIED COMPANY, L.P.                                 Securities     Wilmington     DE    UNITED
                                                                                     Brokerage                           STATES
 2463    5               THE AYCO SERVICES AGENCY, L.P.                              Insurance      Wilmington     DE    UNITED
                                                                                     Agencies and                        STATES
                                                                                     Brokerages
 2464    6                  MERCAY CORPORATION                                       Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2465    7                     THE AYCO SERVICES INSURANCE                           Insurance      Albany         NY    UNITED
                                AGENCY, INC.                                         Agencies and                        STATES
                                                                                     Brokerages
 2466    3         THE AYCO COMPANY, L.P.                                            Investment     Wilmington     DE    UNITED
                                                                                     Advice                              STATES
 2467    3         THE AYCO SERVICES AGENCY, L.P.                                    Insurance      Wilmington     DE    UNITED
                                                                                     Agencies and                        STATES
                                                                                     Brokerages
 2468    2      GS BMET ADVISORS, L.L.C.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2469    3         GOLDMAN SACHS BMET INVESTORS, L.P.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2470    2      GS BMET OFFSHORE ADVISORS, INC.                                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles

 2372    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2373    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2374    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2375    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2376    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2377    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2378    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2379    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2380    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2381    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2382    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2383    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 2384    3   100     100     N/A        N/A


 2385    3   70      70      N/A        N/A


 2386    4   100     100     N/A        N/A


 2387    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2388    3   1       1       N/A        N/A        The direct holder has Control
                                                   through other interest.

 2389    4   100     100     N/A        N/A


 2390    4   100     100     N/A        N/A


 2391    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2392    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 2393    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2394    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2395    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2396    4   90      100     N/A        N/A


 2397    2   100     100     N/A        N/A


 2398    3   100     100     N/A        N/A



 2399    2   100     100     N/A        N/A


 2400    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 2401    2   100     100     N/A        N/A



 2402    2   100     100     N/A        N/A


 2403    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2404    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2405    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2406    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2407    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2408    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2409    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2410    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2411    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2412    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2413    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2414    4   2       13      5          27         The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 2415    4   3       44      N/A        N/A


 2416    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2417    4   100     100     N/A        N/A


 2418    5   100     100     N/A        N/A


 2419    4   10      99      N/A        N/A




 2420    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2421    4   7       13      15         27         The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 2422    4   10      44      N/A        N/A


 2423    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2424    4   100     100     N/A        N/A


 2425    5   1       36      N/A        N/A


 2426    4   28      99      N/A        N/A




 2427    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2428    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2429    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2430    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2431    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2432    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2433    2   100     100     N/A        N/A


 2434    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2435    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2436    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2437    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                    Managing Member.

 2438    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2439    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2440    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2441    3   50      100     N/A        N/A


 2442    2   100     100     N/A        N/A


 2443    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2444    4   7       50      N/A        N/A


 2445    4   N/A     100     5          16


 2446    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2447    4   1       100     N/A        N/A


 2448    4   1       50      N/A        N/A


 2449    4   N/A     100     2          16


 2450    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2451    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                    Partner.

 2452    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2453    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2454    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2455    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2456    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2457    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2458    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2459    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
 2460    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2461    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
 2462    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 2463    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2464    6   100     100     N/A        N/A


 2465    7   100     100     N/A        N/A


 2466    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 2467    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2468    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2469    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2470    2   100     100     N/A        N/A



 2471    3         GOLDMAN SACHS BMET INVESTORS OFFSHORE                             Other          George Town          CAYMAN
                   HOLDINGS, L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 2472    3         GOLDMAN SACHS BMET INVESTORS OFFSHORE, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2473    4            GOLDMAN SACHS BMET INVESTORS OFFSHORE                          Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2474    2      GS BPC Parking Garage, LLC                                           Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 2475    2      GS CABLE ADVISORS, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2476    3         GOLDMAN SACHS CABLE INVESTORS, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2477    4            CEQUEL COMMUNICATIONS HOLDINGS, LLC                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2478    2      GS CABLE INVESTORS SLP, L.L.C.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2479    3         GOLDMAN SACHS CABLE INVESTORS, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2480    2      GS CAPITAL OPPORTUNITIES LLC                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2481    3         GS FINANCING OPPORTUNITIES LLC                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2482    2      GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2483    3         ALLIED WORLD ASSURANCE COMPANY HOLDINGS, LTD                      Offices of     Pembroke             BERMUDA
                                                                                     Other Holding
                                                                                     Companies
 2484    3         CEQUEL COMMUNICATIONS HOLDINGS, LLC                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2485    3         FS INVEST SARL                                                    Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2486    3         GS 2000-I, L.L.C.                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2487    3         GS CAPITAL PARTNERS 2000 GMBH & CO.                               Other          Berlin               GERMANY
                   BETEILIGUNGS KG                                                   Financial
                                                                                     Vehicles
 2488    3         GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2489    3         GS CAPITAL PARTNERS 2000, L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2490    3         SUNGARD CAPITAL CORP.                                             Data           Wilmington     DE    UNITED
                                                                                     Processing,                         STATES
                                                                                     Hosting and
                                                                                     Related
                                                                                     Services
 2491    2      GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG                  Other          Berlin               GERMANY
                                                                                     Financial
                                                                                     Vehicles
 2492    2      GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2493    2      GS CAPITAL PARTNERS 2000, L.P.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2494    2      GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW                           Other          Berlin               GERMANY
                PARTNERSHIP                                                          Financial
                                                                                     Vehicles
 2495    2      GS CAPITAL PARTNERS II OFFSHORE, L.P.                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2496    2      GS CAPITAL PARTNERS II, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2497    2      GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW                          Other          Berlin               GERMANY
                PARTNERSHIP                                                          Financial
                                                                                     Vehicles
 2498    2      GS CAPITAL PARTNERS III OFFSHORE, L.P.                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2499    2      GS CAPITAL PARTNERS III, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2500    2      GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2501    2      GS CAPITAL PARTNERS V GMBH & CO. KG                                  Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 2502    2      GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2503    2      GS CAPITAL PARTNERS V OFFSHORE, L.P.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2504    2      GS CAPITAL PARTNERS V PCP FUND, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2505    2      GS CAPITAL PARTNERS V PIA FUND, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2506    2      GS CAPITAL PARTNERS V, L.P.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2507    2      GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2508    2      GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2509    2      GS CAPITAL PARTNERS VI GMBH & CO. KG                                 Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 2510    2      GS CAPITAL PARTNERS VI OFFSHORE, L.P.                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2511    2      GS CAPITAL PARTNERS VI PARALLEL, L.P.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2512    2      GS CAPITAL PARTNERS VI PIA FUND, L.P.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2513    2      GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2514    2      GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2515    2      GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND                            Other          George Town          CAYMAN
                OFFSHORE, L.P.                                                       Financial                           ISLANDS
                                                                                     Vehicles
 2516    2      GS CAPITAL PARTNERS VI PMD QP FUND, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2517    2      GS CAPITAL PARTNERS VI, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2518    2      GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2519    2      GS DGC ADVISORS, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2520    3         GOLDMAN SACHS DGC INVESTORS, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2521    2      GS DGC OFFSHORE ADVISORS, INC.                                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2522    3         GOLDMAN SACHS DGC INVESTORS OFFSHORE                              Other          George Town          CAYMAN
                   HOLDINGS, L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 2523    3         GOLDMAN SACHS DGC INVESTORS OFFSHORE, L.P.                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2524    4            GOLDMAN SACHS DGC INVESTORS OFFSHORE                           Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 2525    2      GS DIRECT, L.L.C.                                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2526    2      GS DISTRESSED OPPORTUNITIES EMPLOYEE FUNDS GP, L.L.C.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2527    3         GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND                         Other          George Town          CAYMAN
                   OFFSHORE, L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 2528    3         GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2529    2      GS DIVERSIFIED FUNDING LLC                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2530    3         GS DIVERSIFIED HOLDINGS LIMITED                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2531    3         GS DIVERSIFIED INVESTMENTS LIMITED                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2532    4            GS CAPITAL FUNDING (UK) 1 LIMITED                              Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 2533    2      GS EDMC ADVISORS, L.L.C.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2534    3         GOLDMAN SACHS EDMC INVESTORS, L.P.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2535    2      GS EDMC INVESTORS SLP, L.L.C.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2536    2      GS EMERGING MARKET REAL ESTATE FUND, L.P.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2537    2      GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2538    3         GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2539    4            GOLDMAN SACHS DIRECT INVESTMENT FUND                           Other          Wilmington     DE    UNITED
                      2000, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 2540    4            GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2541    2      GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2542    2      GS EMPLOYEE FUNDS 2000 GP, L.L.C.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2543    3         GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2544    3         GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2545    3         GS PIA 2000 EMPLOYEE FUND, L.P.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2546    4            GOLDMAN SACHS DIRECT INVESTMENT FUND                           Other          Wilmington     DE    UNITED
                      2000, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 2547    4            GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2548    3         GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2549    4            GS EMPLOYEE FUND 2000 OFFSHORE                                 Other          George Town          CAYMAN
                      (CORPORATE), L.P.                                              Financial                           ISLANDS
                                                                                     Vehicles
 2550    2      GS EMPLOYEE FUNDS 2000 OFFSHORE GP, L.L.C.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2551    3         GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2552    3         GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2553    2      GS FINANCE CORP.                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2554    2      GS FINANCIAL SERVICES II, LLC                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2555    3         AMAGANSETT ASSETS                                                 Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 2556    3         GOLDMAN SACHS ZTP S.a r.l.                                        Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2557    4            GOLDMAN SACHS HOLDINGS SARL                                    Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2558    5               GS DERIVATIVES INCOME MANAGEMENT SARL                       Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2559    5               GS FIXED INCOME MANAGEMENT SARL                             Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2560    3         GS FUNDING EUROPE                                                 Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 2561    4            AMAGANSETT FUNDING LIMITED                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2562    4            AMAGANSETT II ASSETS LIMITED                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2563    4            GS FUNDING EUROPE I LTD.                                       Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies
 2564    5               GS FUNDING EUROPE II LTD.                                   Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies



 2565    4            GS FUNDING EUROPE II LTD.                                      Offices of     George Town          CAYMAN
                                                                                     Other Holding                       ISLANDS
                                                                                     Companies



 2566    2      GS FINANCIAL SERVICES L.P. (DEL)                                     Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2567    2      GS FUNDING OPPORTUNITIES II LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2568    3         GS FUNDING OPPORTUNITIES LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2569    2      GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 2471    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2472    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2473    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2474    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 2475    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2476    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2477    4   3       36      N/A        N/A


 2478    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2479    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2480    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2481    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2482    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2483    3   2       13      4          27         The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 2484    3   1       36      N/A        N/A


 2485    3   3       44      N/A        N/A


 2486    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2487    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2488    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2489    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2490    3   8       99      N/A        N/A




 2491    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2492    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2493    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2494    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2495    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2496    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2497    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2498    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2499    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2500    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2501    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2502    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2503    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2504    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2505    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2506    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2507    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2508    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2509    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                    Partner.

 2510    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2511    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2512    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2513    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2514    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2515    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2516    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2517    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2518    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2519    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2520    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2521    2   100     100     N/A        N/A


 2522    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2523    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2524    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2525    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2526    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2527    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2528    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2529    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2530    3   100     100     N/A        N/A


 2531    3   100     100     N/A        N/A


 2532    4   100     100     N/A        N/A


 2533    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2534    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2535    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2536    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2537    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2538    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2539    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2540    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2541    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2542    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2543    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2544    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2545    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2546    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2547    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2548    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2549    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2550    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2551    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2552    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2553    2   100     100     N/A        N/A


 2554    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2555    3   100     100     N/A        N/A


 2556    3   100     100     N/A        N/A


 2557    4   100     100     N/A        N/A


 2558    5   100     100     N/A        N/A


 2559    5   100     100     N/A        N/A


 2560    3   100     100     N/A        N/A


 2561    4   100     100     N/A        N/A


 2562    4   100     100     N/A        N/A


 2563    4   100     100     N/A        N/A


 2564    5   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
 2565    4   10      100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Redeemable shares.
 2566    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2567    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2568    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2569    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


 2570    3         GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND, L.P.         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2571    4            GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2572    5               GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.       Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 2573    6                  MATADOR INFRA B.V.                                       Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 2574    7                     RED DE CARRETERAS DE OCCIDENTE, S. DE R.L. DE C.V.    Open-End       Mexico City          MEXICO
                                                                                     Investment
                                                                                     Funds
 2575    5               GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2576    5               GSIP GLOBAL ADVISORS 2006, L.L.C.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2577    6                  GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2578    5               GSPX CARRIX LLC                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2579    6                  GSPX, L.P.                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2580    5               GSPX, L.P.                                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2581    5               Knight Holdco LLC                                           Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2582    5               TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2583    5               TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2584    2      GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2585    2      GS GLOBAL INVESTMENTS, CO.                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2586    3         GS GLOBAL INVESTMENTS UK, INC.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2587    4            COUNTY UK LIMITED                                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2588    5               COUNTY FUNDING                                              Offices of     London               UNITED
                                                                                     Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
 2589    6                  COUNTY ASSETS LIMITED                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2590    2      GS GLOBAL MARKETS, INC.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2591    2      GS HULL HOLDING, INC.                                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2592    3         THE HULL GROUP, L.L.C.                                            Offices of     Chicago        IL    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2593    4            HULL TRADING UK                                                Commodity      London               UNITED
                                                                                     Contracts                           KINGDOM
                                                                                     Dealing                             (OTHER)
 2594    4            SLK-HULL DERIVATIVES LLC                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2595    5               HULL TRADING UK                                             Commodity      London               UNITED
                                                                                     Contracts                           KINGDOM
                                                                                     Dealing                             (OTHER)
 2596    2      GS INDIA HOLDINGS (DELAWARE) L.L.C.                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2597    3         GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2598    3         GS INDIA HOLDINGS L.P.                                            Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2599    2      GS INDIA HOLDINGS L.P.                                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2600    2      GS INFRASTRUCTURE ADVISORS 2006, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2601    3         GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2602    3         GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2603    4            GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.                   Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 2604    5               MATADOR INFRA B.V.                                          Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 2605    4            GSPX, L.P.                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2606    4            Knight Holdco LLC                                              Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2607    4            MATADOR GEN PAR B.V.                                           Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 2608    5               GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.                Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 2609    4            TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2610    4            TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2611    3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2612    4            GS CARRIX CAYMAN HOLDINGS ADVISORS 2007, LLC                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2613    5               GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2614    6                  GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2615    7                     GSPX, L.P.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2616    4            GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.          Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 2617    4            GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2618    4            GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2619    4            GS INFRASTRUCTURE KNIGHT HOLDINGS CORP.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2620    5               GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2621    6                  Knight Holdco LLC                                        Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2622    4            GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2623    4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN GP, LLC         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2624    5               GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P.        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2625    6                  GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS DELAWARE, L.P.   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2626    7                     GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2627    8                        TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2628    8                        TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2629    6                  GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS GP, LLC          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2630    7                     GS INFRASTRUCTURE OFFSHORE                            Other          Wilmington     DE    UNITED
                               TXU HOLDINGS DELAWARE, L.P.                           Financial                           STATES
                                                                                     Vehicles
 2631    4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P.           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2632    4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2633    4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND, L.P.          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2634    4            GSIP INTERNATIONAL ADVISORS 2006, L.L.C.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2635    5               GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND, L.P.       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2636    2      GS INFRASTRUCTURE ADVISORS 2008, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2637    3         GS GLOBAL INFRASTRUCTURE PARTNERS II, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2638    3         GS INFRASTRUCTURE PARTNERS II LUX, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2639    3         GS INSTITUTIONAL INFRASTRUCTURE PARTNERS II, L.P.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2640    2      GS INFRASTRUCTURE PARTNERS I EMPLOYEE FUNDS GP, L.L.C.               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2641    3         GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2642    3         GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND, L.P.         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2643    3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2644    4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS                       Other          George Town          CAYMAN
                      I-A EMPLOYEE FUND, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 2645    5               GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2646    3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, LTD.    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2647    4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P. Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2648    3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND, L.P.  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2649    2      GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2650    2      GS INTERNATIONAL INFRASTRUCTURE ADVISORS 2008, LTD.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2651    3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS II, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2652    2      GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2653    2      GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2654    2      GS INTERNATIONAL INFRASTRUCTURE PARTNERS II                          Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2655    3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS II SCA                   Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2656    2      GS INTERNATIONAL INFRASTRUCTURE PARTNERS II LIQUIDATOR, L.L.C.       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2657    2      GS INVESTMENT STRATEGIES CANADA INC.                                 Investment     Toronto        ON    CANADA
                                                                                     Advice
 2658    2      GS INVESTMENT STRATEGIES, LLC                                        Portfolio      Wilmington     DE    UNITED
                                                                                     Management                          STATES
 2659    3         GOLDMAN SACHS INVESTMENT PARTNERS GP, LLC                         Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 2660    4            GOLDMAN SACHS INVESTMENT PARTNERS                              Open-End       George Town          CAYMAN
                      AGGREGATING FUND HOLDINGS OFFSHORE, L.P.                       Investment                          ISLANDS
                                                                                     Funds
 2661    4            GOLDMAN SACHS INVESTMENT PARTNERS                              Open-End       Wilmington     DE    UNITED
                      AGGREGATING FUND HOLDINGS, L.P.                                Investment                          STATES
                                                                                     Funds
 2662    4            GOLDMAN SACHS INVESTMENT PARTNERS                              Open-End       Wilmington     DE    UNITED
                      AGGREGATING FUND, L.P.                                         Investment                          STATES
                                                                                     Funds
 2663    5               GOLDMAN SACHS INVESTMENT PARTNERS                           Open-End       Wilmington     DE    UNITED
                         AGGREGATING FUND HOLDINGS, L.P.                             Investment                          STATES
                                                                                     Funds
 2664    5               GOLDMAN SACHS INVESTMENT PARTNERS                           Open-End       George Town          CAYMAN
                         MASTER FUND, L.P.                                           Investment                          ISLANDS
                                                                                     Funds
 2665    4            GOLDMAN SACHS INVESTMENT PARTNERS ESC FUND, L.P.               Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 2666    5               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 2667    4            GOLDMAN SACHS INVESTMENT PARTNERS MANAGER EMPLOYEE FUND, L.P.  Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 2668    4            GOLDMAN SACHS INVESTMENT PARTNERS MANAGER                      Open-End       Camana Bay           CAYMAN
                      OFFSHORE EMPLOYEE FUND, L.P.                                   Investment                          ISLANDS
                                                                                     Funds

 2570    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2571    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2572    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2573    6   98      100     N/A        N/A


 2574    7   79      79      N/A        N/A


 2575    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2576    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2577    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2578    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2579    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2580    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2581    5   2       25      N/A        N/A


 2582    5   N/A     2       2          24


 2583    5   N/A     100     1          11


 2584    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2585    2   100     100     N/A        N/A


 2586    3   100     100     N/A        N/A


 2587    4   100     100     100        100


 2588    5   100     100     N/A        N/A


 2589    6   100     100     N/A        N/A


 2590    2   100     100     N/A        N/A


 2591    2   100     100     N/A        N/A


 2592    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2593    4   99      100     N/A        N/A


 2594    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2595    5   1       100     N/A        N/A


 2596    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2597    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2598    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2599    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2600    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2601    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2602    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2603    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2604    5   1       100     N/A        N/A


 2605    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2606    4   1       25      N/A        N/A


 2607    4   100     100     N/A        N/A


 2608    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2609    4   1       2       N/A        24


 2610    4   N/A     100     1          11


 2611    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2612    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2613    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2614    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2615    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2616    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2617    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2618    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2619    4   100     100     N/A        N/A


 2620    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2621    6   1       25      N/A        N/A


 2622    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2623    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2624    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2625    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2626    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2627    8   N/A     2       6          24


 2628    8   N/A     100     2          11


 2629    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2630    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2631    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2632    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2633    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2634    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2635    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2636    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2637    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2638    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2639    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2640    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2641    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2642    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2643    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2644    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2645    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2646    3   100     100     N/A        N/A


 2647    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2648    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2649    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2650    2   100     100     N/A        N/A


 2651    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2652    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2653    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2654    2   100     100     N/A        N/A


 2655    3   100     100     N/A        N/A


 2656    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2657    2   100     100     N/A        N/A

 2658    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.
 2659    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2660    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2661    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2662    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2663    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2664    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2665    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2666    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2667    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2668    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 2669    4            GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.            Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 2670    4            GOLDMAN SACHS INVESTMENT PARTNERS                              Open-End       George Town          CAYMAN
                      OFFSHORE AGGREGATING FUND, L.P.                                Investment                          ISLANDS
                                                                                     Funds
 2671    4            GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE, L.P.               Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 2672    5               GOLDMAN SACHS INVESTMENT PARTNERS                           Open-End       George Town          CAYMAN
                         OFFSHORE AGGREGATING FUND, L.P.                             Investment                          ISLANDS
                                                                                     Funds
 2673    4            GOLDMAN SACHS INVESTMENT PARTNERS QP FUND, L.P.                Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 2674    5               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 2675    4            GOLDMAN SACHS INVESTMENT PARTNERS, L.P.                        Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 2676    5               GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND, L.P.    Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 2677    3         GOLDMAN SACHS INVESTMENT PARTNERS SUB-TRUST                       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 2678    4            GOLDMAN SACHS INVESTMENT PARTNERS INTERMEDIATE SUB-TRUST       Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 2679    5               GOLDMAN SACHS INVESTMENT PARTNERS                           Open-End       George Town          CAYMAN
                         OFFSHORE AGGREGATING FUND, L.P.                             Investment                          ISLANDS
                                                                                     Funds
 2680    2      GS ISS ADVISORS, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2681    3         GOLDMAN SACHS ISS INVESTORS, L.P.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2682    4            FS INVEST SARL                                                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2683    2      GS JRVR OFFSHORE ADVISORS, INC.                                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2684    3         GOLDMAN SACHS JRVR INVESTORS OFFSHORE, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2685    2      GS KMI ADVISORS, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2686    3         GOLDMAN SACHS KMI INVESTORS, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2687    2      GS KMI INVESTORS SLP, L.L.C.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2688    2      GS LEG INVESTORS (EURO) COMPANY                                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2689    2      GS LEG INVESTORS COMPANY                                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2690    2      GS LOAN PARTNERS I ADVISORS, LTD.                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2691    3         GS LOAN PARTNERS I, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2692    4            GSLP I OFFSHORE INVESTMENT FUND A, L.P.                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2693    5               GSLP I OFFSHORE A S.A.R.L.                                  Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2694    5               GSLP I OFFSHORE HOLDINGS FUND A, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2695    3         GSLP I OFFSHORE HOLDINGS FUND A, L.P.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2696    3         GSLP I OFFSHORE INVESTMENT FUND A, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2697    2      GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2698    2      GS LOAN PARTNERS I OFFSHORE ADVISORS B, LTD.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2699    3         GS LOAN PARTNERS I OFFSHORE B, L.P.                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2700    4            GSLP I OFFSHORE INVESTMENT FUND B, L.P.                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2701    5               GSLP I OFFSHORE B S.A.R.L.                                  Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2702    5               GSLP I OFFSHORE HOLDINGS FUND B, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2703    3         GSLP I OFFSHORE HOLDINGS FUND B, L.P.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2704    3         GSLP I OFFSHORE INVESTMENT FUND B, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2705    2      GS LOAN PARTNERS I OFFSHORE ADVISORS C, LTD.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2706    3         GS LOAN PARTNERS I OFFSHORE C, L.P.                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2707    4            GSLP I OFFSHORE INVESTMENT FUND C, L.P.                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2708    5               GSLP I OFFSHORE C S.A R.L.                                  Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2709    5               GSLP I OFFSHORE HOLDINGS FUND C, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2710    3         GSLP I OFFSHORE HOLDINGS FUND C, L.P.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2711    3         GSLP I OFFSHORE INVESTMENT FUND C, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2712    2      GS LOAN PARTNERS I OFFSHORE B, L.P.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2713    2      GS LOAN PARTNERS I OFFSHORE C, L.P.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2714    2      GS LOAN PARTNERS I ONSHORE ADVISORS, L.L.C.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2715    3         GS LOAN PARTNERS I ONSHORE, L.P.                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2716    2      GS LOAN PARTNERS I ONSHORE, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2717    2      GS LOAN PARTNERS I, L.P.                                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2718    2      GS LPII HOLDINGS, LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2719    2      GS LVB ADVISORS, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2720    2      GS MACRO INVESTMENTS LLC                                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2721    2      GS MBEYE ADVISORS, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2722    3         GOLDMAN SACHS MBEYE INVESTORS, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2723    2      GS MEHETIA CORP.                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2724    3         GS MEHETIA PARTNERSHIP LP                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2725    4            MEHETIA HOLDINGS INC.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2726    5               MEHETIA INC.                                                All Other      Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Investment
                                                                                     Activities
 2727    3         MEHETIA HOLDINGS INC.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2728    2      GS MEHETIA LLC                                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2729    3         GS MEHETIA PARTNERSHIP LP                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2730    3         MEHETIA HOLDINGS INC.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2731    2      GS MEZZANINE ADVISORS 2006, L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2732    3         GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2733    3         GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2734    3         GS MEZZANINE PARTNERS 2006, L.P.                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2735    2      GS MEZZANINE ADVISORS II, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2736    3         GS MEZZANINE PARTNERS II OFFSHORE, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2737    3         GS MEZZANINE PARTNERS II, L.P.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2738    2      GS MEZZANINE ADVISORS III, L.L.C.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2739    3         GS MEZZANINE PARTNERS III OFFSHORE, L.P.                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2740    4            GS MEZZANINE PARTNERS III OFFSHORE FUND, L.L.C.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2741    5               GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2742    6                  ALCHEMY HOLDING S.A.R.L.                                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2743    6                  GSMP 3 S.A.R.L.                                          Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2744    4            GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2745    3         GS MEZZANINE PARTNERS III, L.P.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2746    4            GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2747    5               GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2748    6                  ALCHEMY HOLDING S.A.R.L.                                 Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2749    6                  GSMP 3 ONSHORE S.A.R.L.                                  Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 2750    4            GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2751    2      GS MEZZANINE ADVISORS V, L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2752    3         GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2753    3         GS MEZZANINE PARTNERS V OFFSHORE, L.P.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2754    3         GS MEZZANINE PARTNERS V, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2755    2      GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2756    2      GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2757    2      GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2758    2      GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2759    2      GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2760    2      GS MEZZANINE PARTNERS 2006, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2761    2      GS MEZZANINE PARTNERS II OFFSHORE, L.P.                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2762    2      GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2763    2      GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2764    3         GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2765    3         GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2766    3         GS MEZZANINE PARTNERS III, L.P.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2767    2      GS MEZZANINE PARTNERS III EMPLOYEE FUNDS GP, L.L.C.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 2669    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2670    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2671    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2672    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2673    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2674    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2675    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2676    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2677    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 2678    4   100     100     N/A        N/A


 2679    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2680    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2681    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2682    4   3       44      N/A        N/A


 2683    2   100     100     N/A        N/A


 2684    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2685    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2686    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2687    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2688    2   100     100     N/A        N/A


 2689    2   100     100     N/A        N/A


 2690    2   100     100     N/A        N/A


 2691    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2692    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2693    5   100     100     N/A        N/A


 2694    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2695    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2696    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2697    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2698    2   100     100     N/A        N/A


 2699    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2700    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2701    5   100     100     N/A        N/A


 2702    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2703    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2704    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2705    2   100     100     N/A        N/A


 2706    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2707    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2708    5   100     100     N/A        N/A


 2709    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2710    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2711    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2712    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2713    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2714    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2715    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2716    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2717    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2718    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2719    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2720    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2721    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2722    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2723    2   100     100     N/A        N/A


 2724    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2725    4   30      100     N/A        N/A


 2726    5   100     100     N/A        N/A



 2727    3   20      100     N/A        N/A


 2728    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2729    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2730    3   50      100     N/A        N/A


 2731    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2732    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2733    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2734    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2735    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2736    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2737    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2738    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2739    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2740    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2741    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2742    6   1       99      N/A        N/A


 2743    6   100     100     N/A        N/A


 2744    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2745    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2746    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2747    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2748    6   2       99      N/A        N/A


 2749    6   100     100     N/A        N/A


 2750    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2751    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2752    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2753    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2754    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2755    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2756    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2757    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2758    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2759    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2760    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2761    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2762    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2763    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2764    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2765    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2766    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2767    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 2768    3         GS MEZZANINE PARTNERS III EMPLOYEE FUND                           Other          George Town          CAYMAN
                   OFFSHORE, L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 2769    3         GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2770    3         GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2771    4            GS MEZZANINE PARTNERS III PIA FUND, L.P.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2772    3         GS MEZZANINE PARTNERS III PIA FUND, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2773    2      GS MEZZANINE PARTNERS III OFFSHORE, L.P.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2774    2      GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2775    2      GS MEZZANINE PARTNERS III PIA FUND, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2776    2      GS MEZZANINE PARTNERS III, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2777    2      GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2778    2      GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND                         Other          George Town          CAYMAN
                OFFSHORE, L.P.                                                       Financial                           ISLANDS
                                                                                     Vehicles
 2779    2      GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND                         Other          Wilmington     DE    UNITED
                ONSHORE, L.P.                                                        Financial                           STATES
                                                                                     Vehicles
 2780    2      GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2781    2      GS MEZZANINE PARTNERS V OFFSHORE, L.P.                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2782    2      GS MEZZANINE PARTNERS V PIA FUND OFFSHORE, LTD.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2783    3         GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND                      Other          George Town          CAYMAN
                   OFFSHORE, L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 2784    3         GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2785    3         GS MEZZANINE PARTNERS V OFFSHORE, L.P.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2786    2      GS MEZZANINE PARTNERS V PIA FUND, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2787    2      GS MEZZANINE PARTNERS V PIA PMD QP FUND OFFSHORE, LTD.               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2788    3         GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2789    2      GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2790    2      GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2791    2      GS MEZZANINE PARTNERS V, L.P.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2792    2      GS MORTGAGE SECURITIES CORP.                                         Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 2793    2      GS MORTGAGE SECURITIES CORPORATION II                                Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 2794    2      GS MUNICIPAL PRODUCTS L.L.C.                                         Trust,         Wilmington     DE    UNITED
                                                                                     Fiduciary, and                      STATES
                                                                                     Custody
                                                                                     Activities
 2795    2      GS NEW MARKETS FUND PNR, INC.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2796    3         GS NEW MARKETS FUND, LLC                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2797    2      GS NEW MARKETS FUND, LLC                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2798    2      GS OPPORTUNITY ADVISORS, L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2799    3         GS OPPORTUNITY PARTNERS OFFSHORE, L.P.                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2800    3         GS OPPORTUNITY PARTNERS, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2801    2      GS PCP CORE PLUS 2002 GP, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2802    3         GS PCP CORE PLUS REAL ESTATE INCOME FUND                          Other          Wilmington     DE    UNITED
                   2002, L.P.                                                        Financial                           STATES
                                                                                     Vehicles
 2803    4            GS CORE PLUS REAL ESTATE INCOME FUND                           Other          Wilmington     DE    UNITED
                      2002, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 2804    2      GS PEG EMPLOYEE FUNDS III ADVISORS, LLC                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2805    3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE                       Other          Wilmington     DE    UNITED
                   FUND III, LLC                                                     Financial                           STATES
                                                                                     Vehicles
 2806    2      GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2807    2      GS PEG EMPLOYEE FUNDS V ADVISORS, LLC                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2808    3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE                       Other          Wilmington     DE    UNITED
                   FUND V, L.L.C.                                                    Financial                           STATES
                                                                                     Vehicles
 2809    2      GS PEG EMPLOYEE FUNDS VI ADVISORS, LLC                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2810    3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE                       Other          Wilmington     DE    UNITED
                   FUND VI, LLC                                                      Financial                           STATES
                                                                                     Vehicles
 2811    4            Goldman Sachs Private Equity Group Master                      Other          Wilmington     DE    UNITED
                      Fund VI, LLC                                                   Financial                           STATES
                                                                                     Vehicles
 2812    5               GOLDMAN SACHS PRIVATE EQUITY PARTNERS                       Other          George Town          CAYMAN
                         X OFFSHORE HOLDINGS, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 2813    6                  GS PEP SAFWAY HOLDINGS, L.L.C.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2814    5               GOLDMAN SACHS VINTAGE FUND V EUROPE                         Other          Edinburgh            UNITED
                         HOLDINGS, L.P.                                              Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 2815    6                  GOLDMAN SACHS PRIVATE EQUITY                             Other          George Town          CAYMAN
                            HOLDINGS, L.P.                                           Financial                           ISLANDS
                                                                                     Vehicles
 2816    7                     GSPEH RAVEN MANAGER STAKE LLC                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2817    2      GS PIA 2000 EMPLOYEE FUND, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2818    2      GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 2819    2      GS PIA ADVISORS I, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2820    3         GS PIA PARTNERS I, L.P.                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2821    2      GS PIA PARTNERS I, L.P.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2822    2      GS POWER HOLDINGS LLC                                                Miscellaneous  Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Investment
                                                                                     Activities
 2823    3         COGENTRIX ENERGY, LLC                                             Offices of     Raleigh        NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2824    4            CALYPSO ENERGY HOLDINGS LLC                                    Corporate,     Wilmington     DE    UNITED
                                                                                     Subsidiary,                         STATES
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 2825    5               BEALE GENERATING COMPANY LLC                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2826    6                  JMC SELKIRK HOLDINGS, LLC                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2827    7                     JMC SELKIRK LLC                                       Corporate,     Wilmington     DE    UNITED
                                                                                     Subsidiary,                         STATES
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 2828    8                        PENTAGEN INVESTORS, L.P.                           Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2829    9                           SELKIRK COGEN PARTNERS, L.P.                    Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2830   10                              SELKIRK COGEN FUNDING CORPORATION            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2831    8                        SELKIRK COGEN PARTNERS, L.P.                       Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2832    5               COGENTRIX MID-AMERICA, LLC                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2833    6                  COGENTRIX COTTAGE GROVE, LLC                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2834    6                  COGENTRIX WHITEWATER, LLC                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2835    7                     LSP-WHITEWATER I LLC                                  Corporate,     Wilmington     DE    UNITED
                                                                                     Subsidiary,                         STATES
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 2836    8                        LSP-WHITEWATER LIMITED PARTNERSHIP                 Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2837    7                           LSP-WHITEWATER LIMITED PARTNERSHIP              Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2838    5               COGENTRIX OF RATHDRUM, LLC                                  Offices of     Raleigh        NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2839    6                  RATHDRUM POWER, LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2840    5               COGENTRIX/CARNEYS POINT, LLC                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2841    6                  CHAMBERS COGENERATION LIMITED PARTNERSHIP                Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2842    5               COGENTRIX/LOGAN, LLC                                        Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2843    6                  GRANITE GENERATING COMPANY, L.P.                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2844    7                     GRANITE WATER SUPPLY COMPANY, INC.                    Water supply   Wilmington     DE    UNITED
                                                                                     systems                             STATES
 2845    7                     KEYSTONE URBAN RENEWAL LIMITED PARTNERSHIP            Electric Power Wilmington     DE    UNITED
                                                                                     Generation                          STATES
 2846    6                  KEYSTONE COGENERATION COMPANY, L.P.                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2847    7                     KEYSTONE URBAN RENEWAL LIMITED PARTNERSHIP            Electric Power Wilmington     DE    UNITED
                                                                                     Generation                          STATES
 2848    6                  LOGAN GENERATING COMPANY, L.P.                           Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2849    5               COGENTRIX/NORTHAMPTON, LLC                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2850    6                  NORTHAMPTON GENERATING COMPANY, L.P.                     Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2851    7                     NORTHAMPTON FUEL SUPPLY COMPANY, INC.                 Culm Bank      Wilmington     DE    UNITED
                                                                                     Recovery,                           STATES
                                                                                     Coal, on a
                                                                                     contract basis
 2852    7                     NORTHAMPTON WATER SUPPLY, INC.                        Water supply   Wilmington     DE    UNITED
                                                                                     systems                             STATES
 2853    5               COGENTRIX/PLAINS END HOLDINGS, LLC                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2854    5               COGENTRIX/SCRUBGRASS, LLC                                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2855    6                  SCRUBGRASS GENERATING COMPANY, L.P.                      Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2856    7                     CLEARFIELD PROPERTIES, INC.                           Culm Bank      Wilmington     DE    UNITED
                                                                                     Recovery,                           STATES
                                                                                     Coal, on a
                                                                                     contract basis
 2857    7                     LEECHBURG PROPERTIES, INC.                            Culm Bank      Wilmington     DE    UNITED
                                                                                     Recovery,                           STATES
                                                                                     Coal, on a
                                                                                     contract basis
 2858    5               EAGLE POWER II LLC                                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2859    6                  GRANITE GENERATING COMPANY, L.P.                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2860    6                  KEYSTONE COGENERATION COMPANY, L.P.                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2861    6                  LOGAN POWER LP                                           Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2862    7                     LOGAN GENERATING COMPANY, L.P.                        Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2863    5               FALCON POWER LLC                                            Offices of     Sacramento     CA    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2864    6                  SCRUBGRASS GENERATING COMPANY, L.P.                      Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2865    6                  SCRUBGRASS POWER LLC                                     Offices of     Harrisburg     PA    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2866    7                     SCRUBGRASS GENERATING COMPANY, L.P.                   Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation

 2768    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2769    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2770    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2771    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2772    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2773    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2774    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2775    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2776    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2777    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2778    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2779    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2780    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2781    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2782    2   100     100     N/A        N/A


 2783    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2784    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2785    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2786    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2787    2   44      44      N/A        N/A


 2788    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2789    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2790    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2791    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2792    2   100     100     N/A        N/A





 2793    2   100     100     N/A        N/A





 2794    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 2795    2   100     100     N/A        N/A


 2796    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2797    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2798    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2799    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2800    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2801    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2802    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2803    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2804    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2805    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2806    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2807    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2808    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2809    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2810    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2811    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2812    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2813    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2814    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2815    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2816    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2817    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2818    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2819    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2820    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2821    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2822    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 2823    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2824    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.



 2825    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2826    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2827    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.



 2828    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2829    9   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2830   10   100     100     N/A        N/A


 2831    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2832    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2833    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2834    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2835    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.



 2836    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2837    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2838    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2839    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2840    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2841    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2842    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2843    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2844    7   100     100     N/A        N/A

 2845    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 2846    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2847    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
 2848    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2849    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2850    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2851    7   100     100     N/A        N/A



 2852    7   100     100     N/A        N/A

 2853    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2854    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2855    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2856    7   100     100     N/A        N/A



 2857    7   100     100     N/A        N/A



 2858    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2859    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2860    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2861    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2862    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2863    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2864    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2865    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2866    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 2867    5               GARNET POWER, LLC                                           Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2868    6                  CARNEYS POINT GENERATING COMPANY                         Fossil Fuel    Albany         NY    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2869    5               HICKORY POWER LLC                                           Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2870    5               JAEGER II LLC                                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2871    6                  NORTHAMPTON GENERATING COMPANY, L.P.                     Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2872    5               LOGAN POWER LP                                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2873    5               PALM POWER LLC                                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2874    6                  INDIANTOWN COGENERATION, L.P.                            Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2875    7                     INDIANTOWN COGENERATION FUNDING CORPORATION           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2876    6                  THALEIA, LLC                                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2877    7                     INDIANTOWN COGENERATION, L.P.                         Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2878    7                     INDIANTOWN PROJECT INVESTMENT PARTNERSHIP,            Offices of     Wilmington     DE    UNITED
                               L.P.                                                  Other Holding                       STATES
                                                                                     Companies
 2879    8                        INDIANTOWN COGENERATION, L.P.                      Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2880    5               PEREGRINE POWER LLC                                         Offices of     Sacramento     CA    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2881    6                  CHAMBERS COGENERATION LIMITED PARTNERSHIP                Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2882    5               PLAINS END FINANCING HOLDING COMPANY, LLC                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2883    6                  PLAINS END FINANCING, LLC                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2884    7                     PLAINS END II, LLC                                    Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2885    7                     PLAINS END, LLC                                       Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2886    5               TOPAZ POWER, LLC                                            Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2887    6                  CARNEYS POINT GENERATING COMPANY                         Fossil Fuel    Albany         NY    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2888    5               TOYAN ENTERPRISES, LLC                                      Offices of     Sacramento     CA    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2889    6                  INDIANTOWN COGENERATION, L.P.                            Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2890    6                  INDIANTOWN PROJECT INVESTMENT PARTNERSHIP, L.P.          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2891    5               WINDSOR FINANCING HOLDING COMPANY, LLC                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2892    6                  WINDSOR FINANCING LLC                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2893    7                     SPRUANCE GENCO, LLC                                   Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2894    4            COGENTRIX DELAWARE HOLDINGS, LLC                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2895    5               COGENTRIX EASTERN AMERICA, LLC                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2896    6                  CEDAR POWER CORPORATION                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2897    7                     CEDAR I POWER CORPORATION                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2898    8                        CEDAR II POWER CORPORATION                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2899    6                  COGENTRIX POWER HOLDINGS II LLC                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2900    7                     COGENTRIX ENERGY POWER COMPANY LLC                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2901    8                        COGENTRIX SOLAR SERVICES, LLC                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2902    9                           APACHE SOLAR ENERGY, LLC                        Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2903    9                           SOLAR INVESTMENTS I, LLC                        Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2904    9                           SOLAR INVESTMENTS VI, LLC                       Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2905    9                           SOLAR INVESTMENTS VIII, LLC                     Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2906    9                           SOLAR INVESTMENTS X, LLC                        Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2907    9                           SOLAR INVESTMENTS XI, LLC                       Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2908    9                           SOLAR INVESTMENTS XIII, LLC                     Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2909    9                           SOLAR INVESTMENTS XIX, LLC                      Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2910    9                           SOLAR INVESTMENTS XV, LLC                       Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2911    9                           SOLAR INVESTMENTS XVI, LLC                      Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2912    9                           SOLAR INVESTMENTS XVII, LLC                     Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2913    9                           SOLAR INVESTMENTS XVIII, LLC                    Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2914    9                           SOLAR INVESTMENTS XX, LLC                       Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2915    9                           SOLAR LAND HOLDINGS LLC                         Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2916    9                           SUNRAY ENERGY, INC.                             Other Electric Sacramento     CA    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2917    8                        FALCON POWER LLC                                   Offices of     Sacramento     CA    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2918    8                        INDIAN ORCHARD GENERATING COMPANY, INC.            Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2919    8                        JMCS I HOLDINGS, INC.                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2920    9                           PENTAGEN INVESTORS, L.P.                        Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2921    8                        JMCS I MANAGEMENT, LLC                             Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2922    8                        ORCHARD GAS CORPORATION                            Electric Power Wilmington     DE    UNITED
                                                                                     Generation                          STATES
 2923    8                        RAPTOR HOLDINGS COMPANY                            Offices of     Sacramento     CA    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2924    9                           GRAY HAWK POWER CORPORATION                     Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2925   10                              CEDAR BAY COGENERATION, INC.                 Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2926    6                  COGENTRIX/NORTHAMPTON, LLC                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2927    5               COGENTRIX ENERGY POWER MARKETING, INC.                      Electric power Raleigh        NC    UNITED
                                                                                     broker                              STATES
 2928    5               COGENTRIX FUELS MANAGEMENT, INC.                            Electric Power Wilmington     DE    UNITED
                                                                                     Generation                          STATES
 2929    5               COGENTRIX HOLDINGS CORPORATION                              Offices of     Raleigh        NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2930    6                  COGENTRIX OF RICHMOND, INC.                              Offices of     Raleigh        NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2931    7                     SPRUANCE OPERATING SERVICES, LLC                      Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2932    6                  COGENTRIX OF ROCKY MOUNT, INC.                           Offices of     Raleigh        NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2933    7                     EDGECOMBE OPERATING SERVICES, LLC                     Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2934    6                  COGENTRIX, INC.                                          Offices of     Raleigh        NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2935    7                     CI PROPERTIES, INC.                                   Other          Raleigh        NC    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 2936    7                     COGENTRIX OF VIRGINIA, INC.                           Corporate,     Richmond       VA    UNITED
                                                                                     Subsidiary,                         STATES
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 2937    8                        CAPISTRANO COGENERATION COMPANY                    Corporate,     Sacramento     CA    UNITED
                                                                                     Subsidiary,                         STATES
                                                                                     and Regional
                                                                                     Managing
                                                                                     Offices
 2938    9                           JAMES RIVER COGENERATION COMPANY                Fossil Fuel    Charlotte      NC    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2939    8                        JAMES RIVER COGENERATION COMPANY                   Fossil Fuel    Charlotte      NC    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2940    7                     COGENTRIX VIRGINIA LEASING CORPORATION                Fossil Fuel    Raleigh        NC    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2941    7                     COGENTRIX-MEXICO, INC.                                Offices of     Raleigh        NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2942    5               COGENTRIX OF BIRCHWOOD I, INC.                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2943    6                  COGENTRIX/BIRCHWOOD ONE PARTNERS                         Offices of     Charlotte      NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2944    5               COGENTRIX OF BIRCHWOOD II, INC.                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2945    6                  COGENTRIX/BIRCHWOOD ONE PARTNERS                         Offices of     Charlotte      NC    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2946    5               COGENTRIX PARTS COMPANY, INC.                               Electric Power Wilmington     DE    UNITED
                                                                                     Generation                          STATES
 2947    5               COGENTRIX SOUTHAVEN HOLDINGS II, INC.                       Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2948    6                  COGENTRIX SOUTHAVEN FUNDING, LLC                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2949    7                     SOUTHAVEN POWER, LLC                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2950    6                  SOUTHAVEN POWER, LLC                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2951    5               COGENTRIX SOUTHAVEN HOLDINGS, INC.                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2952    6                  COGENTRIX SOUTHAVEN FUNDING, LLC                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2953    6                  SOUTHAVEN POWER, LLC                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2954    5               COGENTRIX ZYDECO, LLC                                       Development of Wilmington     DE    UNITED
                                                                                     Coal                                STATES
                                                                                     Gasification
                                                                                     Project
 2955    4            COGENTRIX ENERGY MANAGEMENT SERVICES, LLC                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2956    4            COGENTRIX INTERNATIONAL HOLDINGS, INC.                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2957    5               COGENTRIX INTERNATIONAL HOLDINGS, BV                        Offices of     Amsterdam            NETHERLANDS
                                                                                     Other Holding
                                                                                     Companies
 2958    6                  COGENTRIX MAURITIUS COMPANY                              Offices of     Port Louis           MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
 2959    6                  YELLOW SEA COGENERATION COMPANY, LTD.                    Offices of     Port Louis           MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
 2960    5               COGENTRIX INTERNATIONAL TURKEY I, LLC                       Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2961    5               COGENTRIX INTERNATIONAL TURKEY II, LLC                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2962    5               COGENTRIX INTERNATIONAL TURKEY III, LLC                     Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2963    5               COGENTRIX INTERNATIONAL UK LIMITED                          Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 2964    6                  ETI ELEKTRIK URETIM, A.S.                                Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2965    7                     BASAT ELEKTRIK URETIM VE TICARET L.S.                 Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation

 2867    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2868    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2869    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2870    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2871    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2872    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2873    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2874    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2875    7   100     100     N/A        N/A


 2876    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2877    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2878    7   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2879    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2880    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2881    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2882    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2883    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2884    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2885    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2886    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2887    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2888    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2889    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2890    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2891    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2892    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2893    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2894    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2895    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2896    6   100     100     N/A        N/A


 2897    7   100     100     N/A        N/A


 2898    8   100     100     N/A        N/A


 2899    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2900    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2901    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2902    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2903    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2904    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2905    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2906    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2907    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2908    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2909    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2910    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2911    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2912    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2913    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2914    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2915    9   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2916    9   100     100     N/A        N/A


 2917    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2918    8   100     100     N/A        N/A


 2919    8   100     100     N/A        N/A


 2920    9   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 2921    8   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2922    8   100     100     N/A        N/A

 2923    8   100     100     N/A        N/A


 2924    9   100     100     N/A        N/A


 2925   10   100     100     N/A        N/A


 2926    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2927    5   100     100     N/A        N/A

 2928    5   100     100     N/A        N/A

 2929    5   100     100     N/A        N/A


 2930    6   100     100     N/A        N/A


 2931    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2932    6   100     100     N/A        N/A


 2933    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2934    6   100     100     N/A        N/A


 2935    7   100     100     N/A        N/A



 2936    7   100     100     N/A        N/A




 2937    8   100     100     N/A        N/A




 2938    9   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2939    8   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2940    7   100     100     N/A        N/A


 2941    7   100     100     N/A        N/A


 2942    5   100     100     N/A        N/A


 2943    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2944    5   100     100     N/A        N/A


 2945    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2946    5   100     100     N/A        N/A

 2947    5   100     100     N/A        N/A


 2948    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2949    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2950    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2951    5   100     100     N/A        N/A


 2952    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2953    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2954    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 2955    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2956    4   100     100     N/A        N/A


 2957    5   100     100     N/A        N/A


 2958    6   90      100     N/A        N/A


 2959    6   100     100     N/A        N/A


 2960    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2961    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2962    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2963    5   100     100     N/A        N/A


 2964    6   100     100     N/A        N/A


 2965    7   99      99      N/A        N/A



 2966    7                     DERTON ELEKTRIK URETIM VE TICARET A.S.                Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2967    7                     DORAT ELEKTRIK URETIM VE TICARET A.S.                 Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2968    7                     EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.         Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2969    7                     FIRAT ELEKTRIK URETIM VE TICARET A.S.                 Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2970    7                     KARET ELEKTRIK URETIM VE TICARET A.S.                 Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2971    7                     MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.          Hydroelectric  Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2972    7                     SONAT ELEKTRIK URETIM VE TICARET A.S.                 Hydroelectric  Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2973    7                     UCGEN ENERJI ELEKTRIK URETIM L.S.                     Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2974    7                     YADE ELEKTRIK URETIM VE TICARET L.S.                  Other Electric Istanbul             TURKEY
                                                                                     Power
                                                                                     Generation
 2975    5               COGENTRIX MAURITIUS COMPANY                                 Offices of     Port Louis           MAURITIUS
                                                                                     Other Holding
                                                                                     Companies
 2976    5               COGENTRIX OF BRAZIL, INC.                                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2977    4            COGENTRIX POWER HOLDINGS I LLC                                 Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2978    5               COGENTRIX OPERATING SERVICES HOLDINGS, LLC                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2979    6                  COTTAGE GROVE OPERATING SERVICES,  LLC                   Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2980    6                  PLAINS END OPERATING SERVICES, LLC                       Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2981    6                  PORTSMOUTH OPERATING SERVICES, LLC                       Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2982    6                  RATHDRUM CONSTRUCTION COMPANY, INC.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2983    6                  RATHDRUM OPERATING SERVICES COMPANY, INC.                Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2984    6                  SUNRAY OPERATING SERVICES, LLC                           Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2985    6                  WHITEWATER OPERATING SERVICES, LLC                       Fossil Fuel    Wilmington     DE    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2986    5               U.S OPERATING SERVICES HOLDINGS, LLC                        Offices of     Sacramento     CA    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2987    6                  POWER SERVICES COMPANY                                   Fossil Fuel    Charlotte      NC    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2988    6                  U.S. OPERATING SERVICES COMPANY                          Fossil Fuel    Charlotte      NC    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2989    6                  USGEN HOLDINGS, LLC                                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2990    7                     POWER SERVICES COMPANY                                Fossil Fuel    Charlotte      NC    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2991    6                  USOSC HOLDINGS, LLC                                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2992    7                     U.S. OPERATING SERVICES COMPANY                       Fossil Fuel    Charlotte      NC    UNITED
                                                                                     Electric Power                      STATES
                                                                                     Generation
 2993    4            COGENTRIX WIND HOLDINGS LLC                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 2994    5               VIENTO DE PUERTO RICO, LLC                                  Other Electric Wilmington     DE    UNITED
                                                                                     Power                               STATES
                                                                                     Generation
 2995    4            GRIDPOINT, INC.                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2996    4            SPECTRAWATT, INC.                                              Securities     Wilmington     DE    UNITED
                                                                                     Brokerage                           STATES
 2997    3         GRIDPOINT, INC.                                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2998    2      GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 2999    3         GS PRIVATE EQUITY PARTNERS CONNECTICUT, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3000    2      GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3001    3         GS PRIVATE EQUITY PARTNERS OFFSHORE, L.P.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3002    2      GS PRIVATE EQUITY MANAGEMENT, L.L.C.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3003    3         GS PRIVATE EQUITY PARTNERS, L.P.                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3004    4            GS CAPITAL PARTNERS 2000, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3005    2      GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUNDS GP, L.L.C.            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3006    3         GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND                     Other          George Town          CAYMAN
                   OFFSHORE, L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3007    3         GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE                          Other          Wilmington     DE    UNITED
                   FUND, L.P.                                                        Financial                           STATES
                                                                                     Vehicles
 3008    4            EDUCATION MANAGEMENT CORPORATION                               Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3009    2      GS PS 90 MEMBER LLC                                                  Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3010    2      GS RBD HOLDINGS I CORP.                                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3011    3         GS RBD HOLDINGS, L.P.                                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3012    4            OOO GOLDMAN SACHS                                              Securities     Moscow               RUSSIA
                                                                                     Brokerage
 3013    2      GS RBD HOLDINGS II CORP.                                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3014    3         GS RBD HOLDINGS, L.P.                                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3015    2      GS RE HOLDINGS, INC.                                                 All Other      Wilmington     DE    UNITED
                                                                                     Insurance                           STATES
                                                                                     Related
                                                                                     Activities
 3016    3         INSTITUTIONAL LIFE SERVICES (FLORIDA), LLC                        All Other      Wilmington     DE    UNITED
                                                                                     Insurance                           STATES
                                                                                     Related
                                                                                     Activities
 3017    3         LONGMORE CAPITAL, LLC                                             All Other      Wilmington     DE    UNITED
                                                                                     Insurance                           STATES
                                                                                     Related
                                                                                     Activities
 3018    3         LONGMORE CREDIT SERVICES, LLC                                     All Other      Wilmington     DE    UNITED
                                                                                     Insurance                           STATES
                                                                                     Related
                                                                                     Activities
 3019    3         LONGMORE CREDIT, LLC                                              Consumer       Wilmington     DE    UNITED
                                                                                     Lending                             STATES
 3020    3         QXX INDEX CO., LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3021    2      GS REA HOLDINGS, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3022    3         GS REA GOLDENBRIDGE HOLDINGS LLC                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3023    2      GS REAL ESTATE MEZZANINE PARTNERS (CAYMAN) GP, L.L.C.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3024    3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS                      Other          George Town          CAYMAN
                   (CAYMAN) LIMITED PARTNERSHIP                                      Financial                           ISLANDS
                                                                                     Vehicles
 3025    2      GS REAL ESTATE MEZZANINE PARTNERS (CORPORATE) GP, L.L.C.             Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 3026    3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS                      Other          George Town          CAYMAN
                   (CORPORATE) LIMITED PARTNERSHIP                                   Financial                           ISLANDS
                                                                                     Vehicles
 3027    2      GS REAL ESTATE MEZZANINE PARTNERS (TREATY) GP, LTD.                  Other          George Town          CAYMAN
                                                                                     activities                          ISLANDS
                                                                                     related to
                                                                                     real estate
 3028    3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS                      Other          Wilmington     DE    UNITED
                   (TREATY) LIMITED PARTNERSHIP                                      Financial                           STATES
                                                                                     Vehicles
 3029    2      GS REAL ESTATE MEZZANINE PARTNERS (U.S.) GP,  L.L.C.                 Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 3030    3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS                      Other          Wilmington     DE    UNITED
                   (U.S.) LIMITED PARTNERSHIP                                        Financial                           STATES
                                                                                     Vehicles
 3031    2      GS REALTY INCOME ADVISORS, L.L.C. 2002                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3032    3         GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3033    2      GS RISK ADVISORS, INC.                                               Insurance      Wilmington     DE    UNITED
                                                                                     Agencies and                        STATES
                                                                                     Brokerages
 3034    3         ARROW CAPITAL INVESTMENT SERVICES, LTD.                           All Other      Hamilton             BERMUDA
                                                                                     Insurance
                                                                                     Related
                                                                                     Activities
 3035    3         GOLDMAN SACHS RISK ADVISORS, L.P.                                 All Other      Wilmington     DE    UNITED
                                                                                     Insurance                           STATES
                                                                                     Related
                                                                                     Activities
 3036    2      GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD                         Securities     Mexico City          MEXICO
                ANONIMA DE CAPITAL VARIABLE, SOCIEDAD FINANCIERA DE                  Brokerage
                OBJETO MULTIPLE, ENTIDAD NO REGULADA
 3037    2      GS SITE 25 HOTEL HOLDINGS, LLC                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3038    3         GS SITE 25 HOTEL, LLC                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3039    2      GS SITE 25 RETAIL HOLDINGS, LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3040    3         GS SITE 25 RETAIL, LLC                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3041    2      GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3042    3         AQUAMARINE (DELAWARE) L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3043    3         GSSOAF HOLDING COMPANY                                            Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3044    4            AQUAMARINE B.V.                                                Other          Amsterdam            NETHERLANDS
                                                                                     Financial
                                                                                     Vehicles
 3045    4            ASO I (MAURITIUS) LIMITED                                      Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 3046    4            GAMMA CAPITAL L.L.C.                                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3047    4            VERDE INVESTMENTS (IRELAND) LIMITED                            Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 3048    2      GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, LTD.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3049    3         GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3050    2      GS TRAVELER, LLC                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3051    2      GS TXU ADVISORS, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3052    3         GOLDMAN SACHS TXU INVESTORS, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3053    2      GS TXU OFFSHORE ADVISORS, INC.                                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3054    3         GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3055    3         GOLDMAN SACHS TXU INVESTORS OFFSHORE, L.P.                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3056    4            GOLDMAN SACHS TXU INVESTORS OFFSHORE                           Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3057    2      GS UDC PARTNERS MEMBER LLC                                           Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 3058    2      GS VINTAGE II EMPLOYEE FUNDS GP, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3059    3         GS VINTAGE II EMPLOYEE FUND OFFSHORE, L.P.                        Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3060    3         GS VINTAGE II EMPLOYEE FUND, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3061    2      GS YES ADVISORS, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3062    2      GSAM - THL ACCESS, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3063    3         GS THL EQUITY FUND VI - GS ACCESS ADVISORS,  L.L.C.               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3064    4            THL EQUITY FUND VI - GS ACCESS EMPLOYEE FUND, L.P.             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 2966    7   99      99      N/A        N/A


 2967    7   99      99      N/A        N/A


 2968    7   99      99      N/A        N/A


 2969    7   99      99      N/A        N/A


 2970    7   99      99      N/A        N/A


 2971    7   99      99      N/A        N/A


 2972    7   100     100     N/A        N/A


 2973    7   99      99      N/A        N/A


 2974    7   99      99      N/A        N/A


 2975    5   10      100     N/A        N/A


 2976    5   100     100     N/A        N/A


 2977    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2978    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2979    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2980    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2981    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2982    6   100     100     N/A        N/A


 2983    6   100     100     N/A        N/A


 2984    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2985    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2986    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2987    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2988    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2989    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2990    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2991    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2992    7   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 2993    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2994    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 2995    4   2       9       N/A        N/A        The direct holder has control
                                                   through other interest.

 2996    4   30      30      N/A        N/A

 2997    3   6       9       N/A        N/A        The direct holder has control
                                                   through other interest.

 2998    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 2999    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3000    2   99      100     N/A        N/A


 3001    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3002    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3003    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3004    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3005    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3006    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3007    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3008    4   1       42      N/A        N/A


 3009    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3010    2   100     100     N/A        N/A


 3011    3    N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3012    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
 3013    2   100     100     N/A        N/A


 3014    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3015    2   100     100     N/A        N/A



 3016    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 3017    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 3018    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 3019    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
 3020    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3021    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3022    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3023    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3024    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3025    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 3026    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3027    2   100     100     N/A        N/A



 3028    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3029    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 3030    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3031    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3032    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3033    2   100     100     N/A        N/A


 3034    3   1       100     N/A        N/A



 3035    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 3036    2   99      100     N/A        N/A


 3037    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3038    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3039    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3040    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3041    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3042    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3043    3   41      100     N/A        N/A


 3044    4   36      100     N/A        N/A


 3045    4   100     100     100        100


 3046    4   34      50      27         49


 3047    4   100     100     N/A        N/A


 3048    2   100     100     N/A        N/A


 3049    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3050    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3051    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3052    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3053    2   100     100     N/A        N/A


 3054    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3055    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3056    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3057    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 3058    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3059    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3060    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3061    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3062    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3063    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3064    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 3065    4            THL EQUITY FUND VI - GS ACCESS OFFSHORE, L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3066    4            THL EQUITY FUND VI - GS ACCESS, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3067    3         THL EQUITY FUND VI - GS ACCESS DLP, L.L.C.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3068    2      GSAM GEN-PAR II, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3069    3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES                         Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3070    4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES                      Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3071    3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES                         Other          George Town          CAYMAN
                   OFFSHORE ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3072    4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES                      Other          George Town          CAYMAN
                      FUND OFFSHORE, L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3073    5               GOLDMAN SACHS PERRY PRIVATE                                 Other          George Town          CAYMAN
                         OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                  Financial                           ISLANDS
                                                                                     Vehicles
 3074    3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES                         Other          George Town          CAYMAN
                   OFFSHORE HOLDINGS ADVISORS, INC.                                  Financial                           ISLANDS
                                                                                     Vehicles
 3075    4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES                      Other          George Town          CAYMAN
                      FUND OFFSHORE HOLDINGS, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 3076    3         GOLDMAN SACHS PETERSHILL FUND ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3077    4            GOLDMAN SACHS PETERSHILL FUND, L.P.                            Open-End       New York       NY    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 3078    4            GOLDMAN SACHS PETERSHILL PMD QP FUND, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3079    3         GOLDMAN SACHS PETERSHILL FUND OFFSHORE                            Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3080    4            GOLDMAN SACHS PETERSHILL FUND OFFSHORE, L.P.                   Open-End       George Town          CAYMAN
                                                                                     Investment                          ISLANDS
                                                                                     Funds
 3081    4            GOLDMAN SACHS PETERSHILL PMD QP FUND                           Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3082    2      GSAM GEN-PAR, L.L.C.                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3083    3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS                     Other          George Town          CAYMAN
                   OFFSHORE HOLDINGS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3084    4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND                      Other          George Town          CAYMAN
                      OFFSHORE HOLDINGS, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 3085    3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS                     Other          George Town          CAYMAN
                   OFFSHORE, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3086    4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND                      Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3087    5               GOLDMAN SACHS COLUMBUS CO-INVESTMENT                        Other          George Town          CAYMAN
                         FUND OFFSHORE HOLDINGS, L.P.                                Financial                           ISLANDS
                                                                                     Vehicles
 3088    3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT                              Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3089    4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT                           Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3090    3         GOLDMAN SACHS CONCENTRATED MEZZANINE &                            Other          Wilmington     DE    UNITED
                   DISTRESSED FUND II GP, LLC                                        Financial                           STATES
                                                                                     Vehicles
 3091    4            GOLDMAN SACHS CONCENTRATED MEZZANINE AND                       Other          Wilmington     DE    UNITED
                      DISTRESSED FUND II, L.P.                                       Financial                           STATES
                                                                                     Vehicles
 3092    5               GS MEZZANINE PARTNERS V, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3093    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES                            Other          Wilmington     DE    UNITED
                   ADVISORS (FL), L.L.C.                                             Financial                           STATES
                                                                                     Vehicles
 3094    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          Wilmington     DE    UNITED
                      (FL), L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3095    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES                            Other          Wilmington     DE    UNITED
                   ADVISORS II, L.L.C.                                               Financial                           STATES
                                                                                     Vehicles
 3096    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          Wilmington     DE    UNITED
                      FUND II, L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 3097    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES II                         Other          George Town          CAYMAN
                   OFFSHORE ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3098    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          George Town          CAYMAN
                      FUND II OFFSHORE, L.P.                                         Financial                           ISLANDS
                                                                                     Vehicles
 3099    5               GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II              Other          George Town          CAYMAN
                         OFFSHORE HOLDINGS, L.P.                                     Financial                           ISLANDS
                                                                                     Vehicles
 3100    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES II                         Other          George Town          CAYMAN
                   OFFSHORE HOLDINGS ADVISORS, INC.                                  Financial                           ISLANDS
                                                                                     Vehicles
 3101    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          George Town          CAYMAN
                      FUND II OFFSHORE HOLDINGS, L.P.                                Financial                           ISLANDS
                                                                                     Vehicles
 3102    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III                        Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3103    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          Wilmington     DE    UNITED
                      FUND III, L.P.                                                 Financial                           STATES
                                                                                     Vehicles
 3104    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III                        Other          George Town          CAYMAN
                   OFFSHORE ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3105    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          George Town          CAYMAN
                      FUND III OFFSHORE, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 3106    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III                        Other          George Town          CAYMAN
                   OFFSHORE HOLDINGS ADVISORS, INC.                                  Financial                           ISLANDS
                                                                                     Vehicles
 3107    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          George Town          CAYMAN
                      FUND III OFFSHORE HOLDINGS, L.P.                               Financial                           ISLANDS
                                                                                     Vehicles
 3108    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV                         Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3109    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          Wilmington     DE    UNITED
                      FUND IV, L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 3110    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV                         Other          Wilmington     DE    UNITED
                   EMPLOYEE FUNDS GP, L.L.C.                                         Financial                           STATES
                                                                                     Vehicles
 3111    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          George Town          CAYMAN
                      FUND IV EMPLOYEE HOLDINGS, L.P.                                Financial                           ISLANDS
                                                                                     Vehicles
 3112    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV                      Other          George Town          CAYMAN
                      EMPLOYEE FUND OFFSHORE, LTD.                                   Financial                           ISLANDS
                                                                                     Vehicles
 3113    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV                      Other          Wilmington     DE    UNITED
                      EMPLOYEE FUND, L.P.                                            Financial                           STATES
                                                                                     Vehicles
 3114    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV                      Other          George Town          CAYMAN
                      PMD QP FUND OFFSHORE, LTD.                                     Financial                           ISLANDS
                                                                                     Vehicles
 3115    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV                      Other          Wilmington     DE    UNITED
                      PMD QP FUND, L.P.                                              Financial                           STATES
                                                                                     Vehicles
 3116    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV                         Other          George Town          CAYMAN
                   OFFSHORE ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3117    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          George Town          CAYMAN
                      FUND IV OFFSHORE, L.P.                                         Financial                           ISLANDS
                                                                                     Vehicles
 3118    3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV                         Other          George Town          CAYMAN
                   OFFSHORE HOLDINGS ADVISORS, INC.                                  Financial                           ISLANDS
                                                                                     Vehicles
 3119    4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES                         Other          George Town          CAYMAN
                      FUND IV OFFSHORE HOLDINGS, L.P.                                Financial                           ISLANDS
                                                                                     Vehicles
 3120    3         GOLDMAN SACHS EARLY SECONDARIES OFFSHORE                          Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3121    4            GOLDMAN SACHS EARLY SECONDARIES FUND                           Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3122    5               GOLDMAN SACHS EARLY SECONDARIES FUND                        Other          George Town          CAYMAN
                         OFFSHORE HOLDINGS, L.P.                                     Financial                           ISLANDS
                                                                                     Vehicles
 3123    3         GOLDMAN SACHS EARLY SECONDARIES OFFSHORE                          Other          George Town          CAYMAN
                   HOLDINGS ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3124    4            GOLDMAN SACHS EARLY SECONDARIES FUND                           Other          George Town          CAYMAN
                      OFFSHORE HOLDINGS, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 3125    3         GOLDMAN SACHS MULTI-STRATEGY FUND PALMETTO                        Other          Wilmington     DE    UNITED
                   STATE ADVISORS, L.L.C.                                            Financial                           STATES
                                                                                     Vehicles
 3126    4            GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3127    4            GOLDMAN SACHS PALMETTO STATE FUND A, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3128    5               GOLDMAN SACHS PALMETTO STATE CREDIT                         Other          Wilmington     DE    UNITED
                         FUND, L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 3129    4            GOLDMAN SACHS PALMETTO STATE FUND B, L.P.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3130    5               GOLDMAN SACHS YES INVESTORS, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3131    5               GS LOAN PARTNERS I ONSHORE, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3132    3         GOLDMAN SACHS PEP (NJ) ADVISORS, L.L.C.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3133    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ), L.P.               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3134    3         GOLDMAN SACHS PEP (NJ) II ADVISORS, L.L.C.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3135    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          Wilmington     DE    UNITED
                      (NJ) II, L.P.                                                  Financial                           STATES
                                                                                     Vehicles
 3136    3         GOLDMAN SACHS PEP 2004 ADVISORS, L.L.C.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3137    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004, L.P.               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3138    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3139    3         GOLDMAN SACHS PEP 2004 DIRECT INVESTMENT                          Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3140    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          Wilmington     DE    UNITED
                      2004 - DIRECT INVESTMENT FUND, L.P.                            Financial                           STATES
                                                                                     Vehicles
 3141    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3142    5               LVB ACQUISITION HOLDING, LLC                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3143    3         GOLDMAN SACHS PEP 2004 MANAGER ADVISORS, L.L.C.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3144    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          Wilmington     DE    UNITED
                      2004 - MANAGER FUND, L.P.                                      Financial                           STATES
                                                                                     Vehicles
 3145    3         GOLDMAN SACHS PEP 2004 OFFSHORE ADVISORS, INC.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3146    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          George Town          CAYMAN
                      2004 OFFSHORE, L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3147    3         GOLDMAN SACHS PEP 2004 OFFSHORE HOLDINGS                          Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3148    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          George Town          CAYMAN
                      2004 OFFSHORE HOLDINGS, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 3149    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3150    3         GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)                            Other          George Town          CAYMAN
                   OFFSHORE ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3151    4            GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)                         Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3152    5               GOLDMAN SACHS PEP 2004 US-FOCUSED                           Other          George Town          CAYMAN
                         (KP) OFFSHORE HOLDINGS, L.P.                                Financial                           ISLANDS
                                                                                     Vehicles
 3153    3         GOLDMAN SACHS PEP 2005 ADVISORS, L.L.C.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3154    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          Wilmington     DE    UNITED
                      2005, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3155    3         GOLDMAN SACHS PEP 2005 DIRECT INVESTMENT                          Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3156    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          Wilmington     DE    UNITED
                      2005 - DIRECT INVESTMENT FUND, L.P.                            Financial                           STATES
                                                                                     Vehicles
 3157    5               LVB ACQUISITION HOLDING, LLC                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3158    5               YES NETWORK HOLDING COMPANY, LLC                            Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3159    3         GOLDMAN SACHS PEP 2005 MANAGER ADVISORS, L.L.C.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3160    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          Wilmington     DE    UNITED
                      2005 - MANAGER FUND, L.P.                                      Financial                           STATES
                                                                                     Vehicles
 3161    3         GOLDMAN SACHS PEP 2005 OFFSHORE ADVISORS, INC.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3162    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          George Town          CAYMAN
                      2005 OFFSHORE, L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3163    3         GOLDMAN SACHS PEP 2005 OFFSHORE HOLDINGS                          Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles

 3065    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3066    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3067    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3068    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3069    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3070    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3071    3   100     100     N/A        N/A


 3072    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3073    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3074    3   100     100     N/A        N/A


 3075    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3076    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3077    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3078    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3079    3   100     100     N/A        N/A


 3080    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3081    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3082    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3083    3   100     100     N/A        N/A


 3084    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3085    3   100     100     N/A        N/A


 3086    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3087    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3088    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3089    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3090    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3091    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3092    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3093    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3094    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3095    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3096    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3097    3   100     100     N/A        N/A


 3098    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3099    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3100    3   100     100     N/A        N/A


 3101    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3102    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3103    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3104    3   100     100     N/A        N/A


 3105    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3106    3   100     100     N/A        N/A


 3107    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3108    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3109    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3110    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3111    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3112    4   100     100     N/A        N/A


 3113    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3114    4   100     100     N/A        N/A


 3115    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3116    3   100     100     N/A        N/A


 3117    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3118    3   100     100     N/A        N/A


 3119    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3120    3   100     100     N/A        N/A


 3121    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3122    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3123    3   100     100     N/A        N/A


 3124    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3125    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3126    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3127    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3128    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3129    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3130    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3131    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3132    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3133    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3134    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3135    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3136    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3137    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3138    5   1       42      N/A        N/A


 3139    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3140    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3141    5   1       42      N/A        N/A


 3142    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3143    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3144    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3145    3   100     100     N/A        N/A


 3146    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3147    3   100     100     N/A        N/A


 3148    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3149    5   1       42      N/A        N/A


 3150    3   100     100     N/A        N/A


 3151    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3152    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3153    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3154    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3155    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3156    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3157    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3158    5   1       30      N/A        N/A


 3159    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3160    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3161    3   100     100     N/A        N/A


 3162    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3163    3   100     100     N/A        N/A



 3164    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          George Town          CAYMAN
                      2005 OFFSHORE HOLDINGS, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 3165    3         GOLDMAN SACHS PEP ASIA ADVISORS, L.L.C.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3166    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          Wilmington     DE    UNITED
                      ASIA FUND, L.P.                                                Financial                           STATES
                                                                                     Vehicles
 3167    3         GOLDMAN SACHS PEP ASIA OFFSHORE ADVISORS, INC.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3168    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          George Town          CAYMAN
                      ASIA OFFSHORE FUND, L.P.                                       Financial                           ISLANDS
                                                                                     Vehicles
 3169    3         GOLDMAN SACHS PEP IX ADVISORS, L.L.C.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3170    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX, L.P.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3171    5               YES NETWORK HOLDING COMPANY, LLC                            Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3172    3         GOLDMAN SACHS PEP IX DIRECT INVESTMENT                            Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3173    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX                       Other          Wilmington     DE    UNITED
                      - DIRECT INVESTMENT FUND, L.P.                                 Financial                           STATES
                                                                                     Vehicles
 3174    5               LVB ACQUISITION HOLDING, LLC                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3175    5               YES NETWORK HOLDING COMPANY, LLC                            Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3176    3         GOLDMAN SACHS PEP IX MANAGER ADVISORS, L.L.C.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3177    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX                       Other          Wilmington     DE    UNITED
                      - MANAGER FUND, L.P.                                           Financial                           STATES
                                                                                     Vehicles
 3178    3         GOLDMAN SACHS PEP IX OFFSHORE ADVISORS, INC.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3179    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX                       Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3180    3         GOLDMAN SACHS PEP IX OFFSHORE HOLDINGS                            Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3181    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX                       Other          George Town          CAYMAN
                      OFFSHORE HOLDINGS, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 3182    5               GS PEP IX Offshore YES Holdings Corp.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3183    6                  YES NETWORK HOLDING COMPANY, LLC                         Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3184    5               GS PEP SAFWAY HOLDINGS, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3185    3         GOLDMAN SACHS PEP NEW PARTNERS MANAGER                            Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3186    4            GOLDMAN SACHS PEP NEW PARTNERS-MANAGER                         Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3187    3         GOLDMAN SACHS PEP X ADVISORS, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3188    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3189    5               YES NETWORK HOLDING COMPANY, LLC                            Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3190    3         GOLDMAN SACHS PEP X DIRECT INVESTMENT                             Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3191    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X -                      Other          Wilmington     DE    UNITED
                      DIRECT INVESTMENT FUND, L.P.                                   Financial                           STATES
                                                                                     Vehicles
 3192    5               YES NETWORK HOLDING COMPANY, LLC                            Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3193    3         GOLDMAN SACHS PEP X MANAGER ADVISORS, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3194    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X -                      Other          Wilmington     DE    UNITED
                      MANAGER FUND, L.P.                                             Financial                           STATES
                                                                                     Vehicles
 3195    3         GOLDMAN SACHS PEP X OFFSHORE ADVISORS, INC.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3196    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X                        Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3197    5               GOLDMAN SACHS PRIVATE EQUITY PARTNERS                       Other          George Town          CAYMAN
                         X OFFSHORE HOLDINGS, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 3198    3         GOLDMAN SACHS PEP X OFFSHORE HOLDINGS                             Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3199    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X                        Other          George Town          CAYMAN
                      OFFSHORE HOLDINGS, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 3200    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          Wilmington     DE    UNITED
                   ENERGY ADVISORS, L.L.C.                                           Financial                           STATES
                                                                                     Vehicles
 3201    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          Wilmington     DE    UNITED
                      ENERGY FUND, L.P.                                              Financial                           STATES
                                                                                     Vehicles
 3202    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          George Town          CAYMAN
                   HEALTHCARE OFFSHORE ADVISORS, INC.                                Financial                           ISLANDS
                                                                                     Vehicles
 3203    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          George Town          CAYMAN
                      HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.                        Financial                           ISLANDS
                                                                                     Vehicles
 3204    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          George Town          CAYMAN
                      HEALTHCARE FUND OFFSHORE, L.P.                                 Financial                           ISLANDS
                                                                                     Vehicles
 3205    5               GOLDMAN SACHS PRIVATE EQUITY                                Other          George Town          CAYMAN
                         CONCENTRATED HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.        Financial                           ISLANDS
                                                                                     Vehicles
 3206    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          George Town          CAYMAN
                   HEALTHCARE OFFSHORE HOLDINGS ADVISORS, INC.                       Financial                           ISLANDS
                                                                                     Vehicles
 3207    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          Wilmington     DE    UNITED
                   OPPORTUNITIES ADVISORS, L.L.C.                                    Financial                           STATES
                                                                                     Vehicles
 3208    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          Wilmington     DE    UNITED
                      OPPORTUNITIES FUND, L.P.                                       Financial                           STATES
                                                                                     Vehicles
 3209    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          Wilmington     DE    UNITED
                   OPPORTUNITIES FUND II ADVISORS, L.L.C.                            Financial                           STATES
                                                                                     Vehicles
 3210    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          Wilmington     DE    UNITED
                      OPPORTUNITIES FUND II, L.P.                                    Financial                           STATES
                                                                                     Vehicles
 3211    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          George Town          CAYMAN
                   OPPORTUNITIES OFFSHORE ADVISORS, INC.                             Financial                           ISLANDS
                                                                                     Vehicles
 3212    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          George Town          CAYMAN
                      OPPORTUNITIES FUND OFFSHORE, L.P.                              Financial                           ISLANDS
                                                                                     Vehicles
 3213    5               GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED OPPORTUNITIES     Other          George Town          CAYMAN
                         FUND OFFSHORE HOLDINGS,  L.P.                               Financial                           ISLANDS
                                                                                     Vehicles
 3214    3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                         Other          George Town          CAYMAN
                   OPPORTUNITIES OFFSHORE HOLDINGS ADVISORS, INC.                    Financial                           ISLANDS
                                                                                     Vehicles
 3215    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          George Town          CAYMAN
                      OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                     Financial                           ISLANDS
                                                                                     Vehicles
 3216    3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY                       Other          George Town          CAYMAN
                   FUND (AP) OFFSHORE ADVISORS, INC.                                 Financial                           ISLANDS
                                                                                     Vehicles
 3217    4            GOLDMAN SACHS PRIVATE EQUITY                                   Other          George Town          CAYMAN
                      MULTI-STRATEGY FUND (AP) OFFSHORE, L.P.                        Financial                           ISLANDS
                                                                                     Vehicles
 3218    5               GOLDMAN SACHS PRIVATE EQUITY                                Other          George Town          CAYMAN
                         MULTI-STRATEGY FUND (AP) OFFSHORE HOLDINGS, L.P.            Financial                           ISLANDS
                                                                                     Vehicles
 3219    3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY                       Other          George Town          CAYMAN
                   FUND (AP) OFFSHORE HOLDINGS ADVISORS, INC.                        Financial                           ISLANDS
                                                                                     Vehicles
 3220    4            GOLDMAN SACHS PRIVATE EQUITY                                   Other          George Town          CAYMAN
                      MULTI-STRATEGY FUND (AP) OFFSHORE HOLDINGS, L.P.               Financial                           ISLANDS
                                                                                     Vehicles
 3221    3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY                       Other          George Town          CAYMAN
                   FUND OFFSHORE ADVISORS, INC.                                      Financial                           ISLANDS
                                                                                     Vehicles
 3222    4            GOLDMAN SACHS PRIVATE EQUITY                                   Other          George Town          CAYMAN
                      MULTI-STRATEGY FUND OFFSHORE, L.P.                             Financial                           ISLANDS
                                                                                     Vehicles
 3223    5               GOLDMAN SACHS PRIVATE EQUITY                                Other          George Town          CAYMAN
                         MULTI-STRATEGY FUND OFFSHORE HOLDINGS, L.P.                 Financial                           ISLANDS
                                                                                     Vehicles
 3224    3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY                       Other          George Town          CAYMAN
                   FUND OFFSHORE HOLDINGS ADVISORS, INC.                             Financial                           ISLANDS
                                                                                     Vehicles
 3225    4            GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY                    Other          George Town          CAYMAN
                      FUND OFFSHORE HOLDINGS, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 3226    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004                        Other          Wilmington     DE    UNITED
                   EMPLOYEE FUNDS GP, L.L.C.                                         Financial                           STATES
                                                                                     Vehicles
 3227    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          George Town          CAYMAN
                      2004 EMPLOYEE FUND OFFSHORE, L.P.                              Financial                           ISLANDS
                                                                                     Vehicles
 3228    4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS                          Other          Wilmington     DE    UNITED
                      2004 EMPLOYEE FUND, L.P.                                       Financial                           STATES
                                                                                     Vehicles
 3229    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3230    3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX                          Other          George Town          CAYMAN
                   EMPLOYEE FUND OFFSHORE, LTD.                                      Financial                           ISLANDS
                                                                                     Vehicles
 3231    3         GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED                       Other          Wilmington     DE    UNITED
                   II OFFSHORE ADVISORS, LLC                                         Financial                           STATES
                                                                                     Vehicles
 3232    4            GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED                      Other          Edinburgh            UNITED
                      II OFFSHORE, L.P.                                              Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3233    3         GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED                       Other          Wilmington     DE    UNITED
                   II OFFSHORE HOLDINGS ADVISORS, LLC                                Financial                           STATES
                                                                                     Vehicles
 3234    4            GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED                      Other          Edinburgh            UNITED
                      II OFFSHORE HOLDINGS, L.P.                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3235    3         GOLDMAN SACHS VF III HOLDINGS OFFSHORE                            Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3236    4            VF III HOLDINGS, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3237    3         GOLDMAN SACHS VINTAGE FUND IV ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3238    4            GOLDMAN SACHS VINTAGE FUND IV, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3239    5               GSVF-IV ONSHORE RAVEN MANAGER STAKE LLC                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3240    3         GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND                       Other          Wilmington     DE    UNITED
                   GP, L.L.C.                                                        Financial                           STATES
                                                                                     Vehicles
 3241    4            GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE                         Other          George Town          CAYMAN
                      FUND OFFSHORE, LTD.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3242    4            GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE                         Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3243    4            GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND                      Other          George Town          CAYMAN
                      OFFSHORE, LTD.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3244    4            GOLDMAN SACHS VINTAGE FUND IV PMD QP                           Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3245    3         GOLDMAN SACHS VINTAGE FUND V ADVISORS GMBH                        Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 3246    4            GOLDMAN SACHS VINTAGE FUND V GMBH & CO. KG                     Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 3247    3         GOLDMAN SACHS VINTAGE FUND V ADVISORS, L.L.C.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3248    4            GOLDMAN SACHS VINTAGE FUND V EUROPE                            Other          Edinburgh            UNITED
                      HOLDINGS, L.P.                                                 Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3249    4            GOLDMAN SACHS VINTAGE FUND V EUROPE, L.P.                      Other          Edinburgh            UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3250    5               GOLDMAN SACHS VINTAGE FUND V EUROPE                         Other          Edinburgh            UNITED
                         HOLDINGS, L.P.                                              Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3251    4            GOLDMAN SACHS VINTAGE FUND V, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3252    5               GOLDMAN SACHS PRIVATE EQUITY                                Other          George Town          CAYMAN
                         HOLDINGS, L.P.                                              Financial                           ISLANDS
                                                                                     Vehicles
 3253    3         GOLDMAN SACHS VINTAGE FUND V HOLDINGS                             Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3254    4            GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3255    3         GOLDMAN SACHS VINTAGE FUND V INITIAL PARTNER GMBH                 Other          Frankfurt            GERMANY
                                                                                     Financial      am Main
                                                                                     Vehicles
 3256    3         GOLDMAN SACHS VINTAGE FUND V OFFSHORE                             Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3257    4            GOLDMAN SACHS VINTAGE FUND V OFFSHORE, L.P.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3258    3         GOLDMAN SACHS VINTAGE FUND V OFFSHORE                             Other          George Town          CAYMAN
                   HOLDINGS ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3259    4            GOLDMAN SACHS VINTAGE FUND V OFFSHORE                          Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3260    5               GOLDMAN SACHS PRIVATE EQUITY                                Other          George Town          CAYMAN
                         HOLDINGS, L.P.                                              Financial                           ISLANDS
                                                                                     Vehicles
 3261    3         GOLDMAN SACHS VINTAGE III ADVISORS, L.L.C.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3262    4            GOLDMAN SACHS VINTAGE FUND III, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 3164    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3165    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3166    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3167    3   100     100     N/A        N/A


 3168    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3169    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3170    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3171    5   1       30      N/A        N/A


 3172    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3173    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3174    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3175    5   1       30      N/A        N/A


 3176    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3177    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3178    3   100     100     N/A        N/A


 3179    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3180    3   100     100     N/A        N/A


 3181    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3182    5   100     100     N/A        N/A


 3183    6   2       30      N/A        N/A


 3184    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3185    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3186    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3187    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3188    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3189    5   24      30      N/A        N/A


 3190    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3191    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3192    5   1       30      N/A        N/A


 3193    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3194    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3195    3   100     100     N/A        N/A


 3196    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3197    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3198    3   100     100     N/A        N/A


 3199    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3200    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3201    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3202    3   100     100     N/A        N/A


 3203    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3204    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3205    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3206    3   100     100     N/A        N/A


 3207    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3208    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3209    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3210    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3211    3   100     100     N/A        N/A


 3212    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3213    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3214    3   100     100     N/A        N/A


 3215    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3216    3   100     100     N/A        N/A


 3217    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3218    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3219    3   100     100     N/A        N/A


 3220    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3221    3   100     100     N/A        N/A


 3222    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3223    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3224    3   100     100     N/A        N/A


 3225    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3226    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3227    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3228    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3229    5   1       42      N/A        N/A


 3230    3   100     100     N/A        N/A


 3231    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3232    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3233    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3234    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3235    3   100     100     N/A        N/A


 3236    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3237    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3238    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3239    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3240    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3241    4   100     100     N/A        N/A


 3242    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3243    4   100     100     N/A        N/A


 3244    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3245    3   100     100     N/A        N/A


 3246    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3247    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3248    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3249    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3250    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3251    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3252    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3253    3   100     100     N/A        N/A


 3254    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3255    3   100     100     N/A        N/A


 3256    3   100     100     N/A        N/A


 3257    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3258    3   100     100     N/A        N/A


 3259    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3260    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3261    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3262    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 3263    5               VF III HOLDINGS, L.P.                                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3264    3         GOLDMAN SACHS VINTAGE III OFFSHORE ADVISORS, INC.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3265    4            GOLDMAN SACHS VINTAGE FUND III OFFSHORE, L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3266    5               GOLDMAN SACHS VINTAGE FUND III                              Other          George Town          CAYMAN
                         OFFSHORE HOLDINGS, L.P.                                     Financial                           ISLANDS
                                                                                     Vehicles
 3267    3         GOLDMAN SACHS VINTAGE III OFFSHORE HOLDINGS                       Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3268    4            GOLDMAN SACHS VINTAGE FUND III OFFSHORE                        Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3269    3         GS ACCESS - LIBERTY HARBOR/PERRY ADVISORS, L.L.C.                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3270    4            GS ACCESS-LIBERTY HARBOR/PERRY, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3271    3         GS CONCENTRATED ENERGY OFFSHORE ADVISORS, INC.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3272    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          George Town          CAYMAN
                      ENERGY FUND OFFSHORE, L.P.                                     Financial                           ISLANDS
                                                                                     Vehicles
 3273    5               GOLDMAN SACHS PRIVATE EQUITY                                Other          George Town          CAYMAN
                         CONCENTRATED ENERGY FUND OFFSHORE HOLDINGS, L.P.            Financial                           ISLANDS
                                                                                     Vehicles
 3274    3         GS CONCENTRATED ENERGY OFFSHORE HOLDINGS                          Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3275    4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                      Other          George Town          CAYMAN
                      ENERGY FUND OFFSHORE HOLDINGS, L.P.                            Financial                           ISLANDS
                                                                                     Vehicles
 3276    3         GS DISTRESSED OPPORTUNITIES ADVISORS, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3277    4            GS DISTRESSED OPPORTUNITIES FUND, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3278    3         GS DISTRESSED OPPORTUNITIES OFFSHORE                              Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3279    4            GS DISTRESSED OPPORTUNITIES FUND                               Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3280    5               GS DISTRESSED OPPORTUNITIES FUND                            Other          George Town          CAYMAN
                         OFFSHORE HOLDINGS, L.P.                                     Financial                           ISLANDS
                                                                                     Vehicles
 3281    3         GS Distressed Opportunities Offshore Holdings                     Other          George Town          CAYMAN
                   Advisors, Inc.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3282    4            GS DISTRESSED OPPORTUNITIES FUND OFFSHORE                      Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3283    3         GS KSL CAPITAL PARTNERS SUPPLEMENTAL II                           Other          Wilmington     DE    UNITED
                   ACCESS FUND ADVISORS, L.L.C.                                      Financial                           STATES
                                                                                     Vehicles
 3284    4            GS KSL CAPITAL PARTNERS SUPPLEMENTAL II                        Other          Wilmington     DE    UNITED
                      ACCESS FUND, L.P.                                              Financial                           STATES
                                                                                     Vehicles
 3285    3         GS MERCHANT BANKING ACCESS 2006 ADVISORS,                         Other          Wilmington     DE    UNITED
                   L.L.C.                                                            Financial                           STATES
                                                                                     Vehicles
 3286    4            GOLDMAN SACHS MERCHANT BANKING ACCESS                          Other          Wilmington     DE    UNITED
                      FUND 2006, L.P.                                                Financial                           STATES
                                                                                     Vehicles
 3287    5               WHITEHALL STREET GLOBAL REAL ESTATE                         Other          Wilmington     DE    UNITED
                         LIMITED PARTNERSHIP 2007                                    Financial                           STATES
                                                                                     Vehicles
 3288    6                  W2007 FINANCE SUB, LLC                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3289    7                     W2007 230 PARK, LLC                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3290    3         GS MOUNT KELLETT CAPITAL PARTNERS ACCESS                          Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3291    4            GS Mount Kellett Capital Partners Access                       Other          Wilmington     DE    UNITED
                      Fund, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3292    3         GS MOUNT KELLETT CAPITAL PARTNERS ACCESS                          Other          George Town          CAYMAN
                   OFFSHORE ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3293    4            GS MOUNT KELLETT CAPITAL PARTNERS ACCESS                       Other          George Town          CAYMAN
                      FUND OFFSHORE HOLDINGS, L.P.                                   Financial                           ISLANDS
                                                                                     Vehicles
 3294    4            GS Mount Kellett Capital Partners Access                       Other          George Town          CAYMAN
                      Corporate Feeder Fund, Ltd.                                    Financial                           ISLANDS
                                                                                     Vehicles
 3295    4            GS Mount Kellett Capital Partners Access                       Other          George Town          CAYMAN
                      Fund Offshore, L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3296    3         GS PEP 1999 ADVISORS, L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3297    4            GS PRIVATE EQUITY PARTNERS 1999, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3298    3         GS PEP 1999 DIRECT INVESTMENT ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3299    4            GS PRIVATE EQUITY PARTNERS 1999 - DIRECT                       Other          Wilmington     DE    UNITED
                      INVESTMENT FUND, L.P.                                          Financial                           STATES
                                                                                     Vehicles
 3300    3         GS PEP 1999 MANAGER ADVISORS, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3301    4            GS PRIVATE EQUITY PARTNERS 1999 - MANAGER                      Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3302    3         GS PEP 1999 OFFSHORE ADVISORS, INC.                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3303    4            GS PRIVATE EQUITY PARTNERS 1999 OFFSHORE, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3304    3         GS PEP 2000 ADVISORS, L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3305    4            GS PRIVATE EQUITY PARTNERS 2000, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3306    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3307    3         GS PEP 2000 DIRECT INVESTMENT ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3308    4            GS PRIVATE EQUITY PARTNERS 2000 - DIRECT                       Other          Wilmington     DE    UNITED
                      INVESTMENT FUND, L.P.                                          Financial                           STATES
                                                                                     Vehicles
 3309    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3310    3         GS PEP 2000 MANAGER ADVISORS, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3311    4            GS PRIVATE EQUITY PARTNERS 2000 - MANAGER                      Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3312    3         GS PEP 2000 OFFSHORE ADVISORS, INC                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3313    4            GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3314    3         GS PEP 2000 OFFSHORE HOLDINGS ADVISORS, INC.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3315    4            GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE                       Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3316    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3317    5               GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3318    3         GS PEP 2002 ADVISORS, L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3319    4            GS PRIVATE EQUITY PARTNERS 2002, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3320    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3321    3         GS PEP 2002 DIRECT INVESTMENT ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3322    4            GS PRIVATE EQUITY PARTNERS 2002 - DIRECT                       Other          Wilmington     DE    UNITED
                      INVESTMENT FUND, L.P.                                          Financial                           STATES
                                                                                     Vehicles
 3323    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3324    3         GS PEP 2002 MANAGER ADVISORS, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3325    4            GS PRIVATE EQUITY PARTNERS 2002 - MANAGER FUND, L.P.           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3326    3         GS PEP 2002 OFFSHORE ADVISORS, INC.                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3327    4            GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3328    3         GS PEP 2002 OFFSHORE HOLDINGS ADVISORS, INC.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3329    4            GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE                       Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3330    5               EDUCATION MANAGEMENT CORPORATION                            Other          Pittsburgh     PA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3331    3         GS PEP II ADVISORS (SC), L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3332    4            GS PRIVATE EQUITY PARTNERS II (SOUTHERN                        Other          Wilmington     DE    UNITED
                      COMPANY) - MANAGER FUND, L.P.                                  Financial                           STATES
                                                                                     Vehicles
 3333    3         GS PEP II ADVISORS, L.L.C.                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3334    4            GS PRIVATE EQUITY PARTNERS II, L.P.                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3335    5               GS CAPITAL PARTNERS III, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3336    3         GS PEP II DIRECT INVESTMENT ADVISORS, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3337    4            GS PRIVATE EQUITY PARTNERS II-DIRECT                           Other          Wilmington     DE    UNITED
                      INVESTMENT FUND, L.P.                                          Financial                           STATES
                                                                                     Vehicles
 3338    3         GS PEP II MANAGER ADVISORS, L.L.C.                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3339    4            GS PRIVATE EQUITY PARTNERS II - MANAGER                        Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3340    3         GS PEP II OFFSHORE ADVISORS, INC.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3341    4            GS PRIVATE EQUITY PARTNERS II OFFSHORE, L.P.                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3342    5               GS CAPITAL PARTNERS III OFFSHORE, L.P.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3343    3         GS PEP III ADVISORS, L.L.C.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3344    4            GS PRIVATE EQUITY PARTNERS III, L.P.                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3345    5               GS CAPITAL PARTNERS III, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3346    3         GS PEP III OFFSHORE ADVISORS, INC.                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3347    4            GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3348    3         GS PEP OFFSHORE ADVISORS (NBK), INC.                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3349    4            NBK/GS PRIVATE EQUITY PARTNERS, L.P.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3350    3         GS PEP SAFWAY HOLDINGS, L.L.C.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3351    3         GS PEP TECH 2000 ADVISORS, L.L.C.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3352    4            GS PEP TECHNOLOGY FUND 2000, L.P.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3353    3         GS PEP TECH 2000 OFFSHORE ADVISORS, INC.                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3354    4            GS PEP TECHNOLOGY FUND 2000 OFFSHORE, L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3355    3         GS PEP TECH 2000 OFFSHORE HOLDINGS ADVISORS, INC.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3356    4            GS PEP TECHNOLOGY FUND 2000 OFFSHORE                           Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3357    3         GS PRIVATE EQUITY ALLOCATION ADVISORS, L.L.C.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3358    4            GOLDMAN SACHS PRIVATE EQUITY ALLOCATION                        Other          Wilmington     DE    UNITED
                      FUND, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3359    3         GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3360    3         GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3361    3         GS PRIVATE EQUITY MANAGEMENT, L.L.C.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 3263    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3264    3   100     100     N/A        N/A


 3265    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3266    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3267    3   100     100     N/A        N/A


 3268    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3269    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3270    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3271    3   100     100     N/A        N/A


 3272    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3273    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3274    3   100     100     N/A        N/A


 3275    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3276    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3277    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3278    3   100     100     N/A        N/A


 3279    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3280    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3281    3   100     100     N/A        N/A


 3282    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3283    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3284    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3285    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3286    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3287    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3288    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3289    7   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3290    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3291    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3292    3   100     100     N/A        N/A


 3293    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3294    4   100     100     N/A        N/A


 3295    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3296    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3297    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3298    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3299    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3300    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3301    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3302    3   100     100     N/A        N/A


 3303    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3304    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3305    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3306    5   1       42      N/A        N/A


 3307    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3308    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3309    5   1       42      N/A        N/A


 3310    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3311    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3312    3   100     100     N/A        N/A


 3313    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3314    3   100     100     N/A        N/A


 3315    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3316    5   1       42      N/A        N/A


 3317    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3318    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3319    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3320    5   1       42      N/A        N/A


 3321    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3322    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3323    5   1       42      N/A        N/A


 3324    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3325    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3326    3   100     100     N/A        N/A


 3327    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3328    3   100     100     N/A        N/A


 3329    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3330    5   1       42      N/A        N/A


 3331    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3332    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3333    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3334    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3335    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3336    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3337    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3338    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3339    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3340    3   100     100     N/A        N/A


 3341    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3342    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3343    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3344    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3345    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3346    3   100     100     N/A        N/A


 3347    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3348    3   100     100     N/A        N/A


 3349    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3350    3   N/A     N/A     N/A        N/A        The direct holder has Control
                                                   through a Management Agreement
                                                   or other arrangements.
 3351    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3352    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3353    3   100     100     N/A        N/A


 3354    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3355    3   100     100     N/A        N/A


 3356    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3357    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3358    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3359    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3360    3   1       100     N/A        N/A


 3361    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 3362    3         GS RA PROGRAM I ADVISORS, INC.                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3363    4            GS RA PROGRAM I, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3364    5               GOLDMAN SACHS PRIVATE EQUITY                                Other          George Town          CAYMAN
                         HOLDINGS, L.P.                                              Financial                           ISLANDS
                                                                                     Vehicles
 3365    3         GS REAL ESTATE OPPORTUNITIES 2006 ADVISORS, L.L.C.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3366    4            GOLDMAN SACHS REAL ESTATE OPPORTUNITIES                        Other          Wilmington     DE    UNITED
                      FUND 2006, L.P.                                                Financial                           STATES
                                                                                     Vehicles
 3367    5               GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3368    5               WHITEHALL STREET GLOBAL REAL ESTATE                         Other          Wilmington     DE    UNITED
                         LIMITED PARTNERSHIP 2007                                    Financial                           STATES
                                                                                     Vehicles
 3369    3         GS SPECIAL OPPORTUNITIES 2006 ADVISORS, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3370    4            GOLDMAN SACHS SPECIAL OPPORTUNITIES FUND                       Other          Wilmington     DE    UNITED
                      2006, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3371    5               WHITEHALL STREET GLOBAL REAL ESTATE                         Other          Wilmington     DE    UNITED
                         LIMITED PARTNERSHIP 2007                                    Financial                           STATES
                                                                                     Vehicles
 3372    3         GS Special Opportunities 2008 Advisors, L.L.C.                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3373    4            Goldman Sachs Special Opportunities Fund                       Other          Wilmington     DE    UNITED
                      2008, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3374    3         GS U.S. MIDDLE MARKET BUYOUT OFFSHORE                             Other          George Town          CAYMAN
                   ADVISORS, INC.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3375    4            GS U.S. MIDDLE MARKET BUYOUT FUND                              Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3376    5               GS U.S. MIDDLE MARKET BUYOUT FUND                           Other          George Town          CAYMAN
                         OFFSHORE HOLDINGS, L.P.                                     Financial                           ISLANDS
                                                                                     Vehicles
 3377    3         GS U.S. MIDDLE MARKET BUYOUT OFFSHORE                             Other          George Town          CAYMAN
                   HOLDINGS ADVISORS, INC.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3378    4            GS U.S. MIDDLE MARKET BUYOUT FUND                              Other          George Town          CAYMAN
                      OFFSHORE HOLDINGS, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 3379    3         GS VINTAGE ADVISORS, L.L.C.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3380    4            GS VINTAGE FUND, L.P.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3381    3         GS VINTAGE FUND OFFSHORE, LTD.                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3382    4            GS VINTAGE FUND OFFSHORE, L.P.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3383    3         GS VINTAGE II ADVISORS, L.L.C.                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3384    4            GS VINTAGE FUND II, L.P.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3385    3         GS VINTAGE II OFFSHORE ADVISORS, INC.                             Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3386    4            GS VINTAGE FUND II OFFSHORE, L.P.                              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3387    5               GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3388    3         GS VINTAGE II OFFSHORE HOLDINGS ADVISORS, INC.                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3389    4            GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3390    3         GS VINTAGE OFFSHORE ADVISORS, INC.                                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3391    4            GS VINTAGE FUND OFFSHORE, L.P.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3392    3         GS VINTAGE/REAL ESTATE MEZZANINE ACCESS                           Other          Wilmington     DE    UNITED
                   ADVISORS, L.L.C.                                                  Financial                           STATES
                                                                                     Vehicles
 3393    4            GOLDMAN SACHS VINTAGE/REAL ESTATE                              Other          Wilmington     DE    UNITED
                      MEZZANINE ACCESS FUND, L.P.                                    Financial                           STATES
                                                                                     Vehicles
 3394    3         GS WLR OPPORTUNITIES ADVISORS OFFSHORE, INC.                      Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3395    4            GOLDMAN SACHS WLR OPPORTUNITIES FUND                           Other          George Town          CAYMAN
                      OFFSHORE, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3396    3         GS WLR OPPORTUNITIES ADVISORS, L.L.C.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3397    4            GOLDMAN SACHS WLR OPPORTUNITIES FUND, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3398    3         Goldman Sachs Early Secondaries Advisors, L.L.C.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3399    4            GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3400    3         Goldman Sachs PEG Advisors, Inc.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3401    3         Goldman Sachs PEP 2004 US-Focused (KP)                            Other          George Town          CAYMAN
                   Offshore Holdings Advisors, Inc.                                  Financial                           ISLANDS
                                                                                     Vehicles
 3402    4            GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)                         Other          George Town          CAYMAN
                      OFFSHORE HOLDINGS, L.P.                                        Financial                           ISLANDS
                                                                                     Vehicles
 3403    3         Goldman Sachs Private Equity Opportunities                        Other          George Town          CAYMAN
                   Advisors, Inc.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3404    4            GOLDMAN SACHS PRIVATE EQUITY                                   Other          George Town          CAYMAN
                      OPPORTUNITIES, L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3405    5               Exeter Finance Holdings, L.P.                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3406    6                  Exeter Finance Corp.                                     Sales          Irving         TX    UNITED
                                                                                     Financing                           STATES
 3407    5               PRIVATE EQUITY SECONDARY                                    Other          George Town          CAYMAN
                         OPPORTUNITIES ADVISORS, INC.                                Financial                           ISLANDS
                                                                                     Vehicles
 3408    6                  PRIVATE EQUITY SECONDARY                                 Other          George Town          CAYMAN
                            OPPORTUNITIES, L.P.                                      Financial                           ISLANDS
                                                                                     Vehicles
 3409    5               PRIVATE EQUITY SECONDARY                                    Other          George Town          CAYMAN
                         OPPORTUNITIES, L.P.                                         Financial                           ISLANDS
                                                                                     Vehicles
 3410    5               TECHPROCESS SOLUTIONS LIMITED                               Financial      Mumbai               INDIA
                                                                                     Transactions                        (OTHER)
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 3411    5               TP HOLD CO (MAURITIUS) LTD.                                 Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 3412    3         Goldman Sachs Vintage Fund IV Offshore                            Other          George Town          CAYMAN
                   Advisors, Inc.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3413    4            GOLDMAN SACHS VINTAGE FUND IV OFFSHORE, L.P.                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3414    3         Goldman Sachs Vintage Fund IV Offshore                            Other          George Town          CAYMAN
                   Holdings Advisors, Inc.                                           Financial                           ISLANDS
                                                                                     Vehicles
 3415    4            GOLDMAN SACHS VINTAGE FUND IV OFFSHORE                         Other          George Town          CAYMAN
                      HOLDINGS, L.P.                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3416    5               GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3417    3         MULTI-STRATEGY HOLDINGS OFFSHORE ADVISORS, INC.                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3418    4            MULTI-STRATEGY HOLDINGS, L.P.                                  Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3419    3         RICHMOND ACQUISITION GP, LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3420    4            Richmond Acquisition, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3421    2      GSCP EXPRO ADVISORS OFFSHORE, INC.                                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3422    3         GSCP EXPRO INVESTORS OFFSHORE, L.P.                               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3423    2      GSCP KMI ADVISORS, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3424    3         GSCP KMI INVESTORS, L.P.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3425    4            Knight Holdco LLC                                              Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3426    2      GSCP KMI OFFSHORE ADVISORS, INC.                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3427    3         GSCP KMI INVESTORS OFFSHORE, L.P.                                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3428    4            Knight Holdco LLC                                              Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3429    2      GSCP LATIN AMERICA LLC                                               Secondary      Wilmington     DE    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
 3430    2      GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.                             All Other      Mexico City          MEXICO
                                                                                     Nondepository
                                                                                     Credit
                                                                                     Intermediation
 3431    2      GSCP V AIV, L.P.                                                     Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3432    2      GSCP V INSTITUTIONAL AIV, L.P.                                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3433    2      GSCP VI ADVISORS, L.L.C.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3434    3         GS CAPITAL PARTNERS VI FUND, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3435    2      GSCS HOLDINGS I, LLC                                                 Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 3436    3         GSCS HOLDINGS II, LLC                                             Open-End       Wilmington     DE    UNITED
                                                                                     Investment                          STATES
                                                                                     Funds
 3437    2      GSEM (DEL) INC.                                                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3438    3         GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3439    3         GSEM (DEL) HOLDINGS, L.P.                                         Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3440    3         GSEM (DEL) LLC                                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3441    4            GS EQUITY MARKETS, L.P.                                        Other          Hamilton             BERMUDA
                                                                                     Financial
                                                                                     Vehicles
 3442    2      GSEM ADVISORS, L.L.C.                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3443    3         GS EMERGING MARKET REAL ESTATE FUND, L.P.                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3444    2      GSFS INVESTMENTS I CORP.                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3445    3         ENERGY CENTER HOLDINGS, LLC                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3446    3         GS LEASING (KCSR 2005-1) LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3447    3         GS LS LEASING LLC                                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3448    3         GS SOLAR POWER I, LLC                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3449    3         GS WIND HOLDINGS LLC                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3450    4            HWE HOLDINGS LLC                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3451    3         GS WIND POWER II, LLC                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3452    3         GSFS INVESTMENTS III, LLC                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3453    3         GSFS IV LLC                                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3454    3         HILCO TRADING, LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3455    3         RAFT RIVER I HOLDINGS, LLC                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3456    2      GSIP HOLDCO A LLC                                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3457    3         GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING                     Open-End       Wilmington     DE    UNITED
                   FUND, L.P.                                                        Investment                          STATES
                                                                                     Funds
 3458    3         GSIP HOLDCO B LLC                                                 Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3459    4            GOLDMAN SACHS INVESTMENT PARTNERS                              Open-End       Wilmington     DE    UNITED
                      AGGREGATING FUND, L.P.                                         Investment                          STATES
                                                                                     Funds
 3460    2      GSJC 30 HUDSON URBAN RENEWAL L.L.C.                                  Other          West           NJ    UNITED
                                                                                     activities     Trenton              STATES
                                                                                     related to
                                                                                     real estate

 3362    3   100     100     N/A        N/A


 3363    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3364    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3365    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3366    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3367    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3368    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3369    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3370    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3371    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3372    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3373    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3374    3   100     100     N/A        N/A


 3375    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3376    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3377    3   100     100     N/A        N/A


 3378    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3379    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3380    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3381    3   100     100     N/A        N/A


 3382    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3383    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3384    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3385    3   100     100     N/A        N/A


 3386    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3387    5    N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3388    3   100     100     N/A        N/A


 3389    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3390    3   100     100     N/A        N/A


 3391    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3392    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3393    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3394    3   100     100     N/A        N/A


 3395    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3396    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3397    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3398    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3399    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3400    3   100     100     N/A        N/A


 3401    3   100     100     N/A        N/A


 3402    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3403    3   100     100     N/A        N/A


 3404    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3405    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3406    6   42      42      N/A        N/A

 3407    5   100     100     N/A        N/A


 3408    6   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3409    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3410    5   35      35      N/A        N/A





 3411    5   35      35      N/A        N/A


 3412    3   100     100     N/A        N/A


 3413    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3414    3   100     100     N/A        N/A


 3415    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3416    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3417    3   100     100     N/A        N/A


 3418    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3419    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3420    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3421    2   100     100     N/A        N/A


 3422    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3423    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3424    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3425    4   3       25      N/A        N/A


 3426    2   100     100     N/A        N/A


 3427    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3428    4   1       25      N/A        N/A


 3429    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3430    2   99      100     99         100



 3431    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3432    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3433    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3434    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3435    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3436    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3437    2   100     100     N/A        N/A


 3438    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3439    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3440    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3441    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3442    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3443    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3444    2   100     100     N/A        N/A


 3445    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3446    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3447    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3448    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3449    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3450    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3451    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3452    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3453    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3454    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3455    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3456    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3457    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3458    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3459    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3460    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.



 3461    2      GSJC 50 HUDSON URBAN RENEWAL L.L.C.                                  Other          West           NJ    UNITED
                                                                                     activities     Trenton              STATES
                                                                                     related to
                                                                                     real estate
 3462    2      GSJC LAND LLC                                                        Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 3463    3         PH PIER MANAGEMENT LLC                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3464    2      GSJC MASTER LESSEE L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 3465    2      GSPS STRATEGIES CORP.                                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3466    3         GSPS (DEL) L.P.                                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3467    3         GSPS INVESTMENTS LIMITED                                          Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3468    4            GOLDMAN SACHS BANK (EUROPE) PLC                                Commercial     Dublin               IRELAND
                                                                                     Banking
 3469    4            VESTRA WEALTH LLP                                              Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3470    5               VESTRA CAPITAL LIMITED                                      Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3471    5               VESTRA NOMINEES LIMITED                                     Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3472    5               VESTRA SOLUTIONS LIMITED                                    Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3473    5               VESTRA WEALTH JERSEY LIMITED                                Other          Jersey               GUERNSEY
                                                                                     Financial
                                                                                     Vehicles
 3474    5               VESTRA WEALTH LIMITED                                       Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3475    2      GSSM HOLDING (U.K.)                                                  Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3476    2      GSSM HOLDING II LLC                                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3477    3         GSSM HOLDING II CORP.                                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3478    2      GSSO (ASIA) OFFSHORE, LLC                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3479    3         GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE                          Other          George Town          CAYMAN
                   FUND, L.P.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3480    2      GSSO (ASIA), LLC                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3481    3         GS SPECIAL OPPORTUNITIES (ASIA) FUND, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3482    4            AQUAMARINE (DELAWARE) L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3483    4            GSSOAF HOLDING COMPANY                                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3484    2      GSTM LLC                                                             Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3485    3         SLK LLC                                                           Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3486    4            GOLDMAN SACHS EXECUTION & CLEARING, L.P.                       Securities     Albany         NY    UNITED
                                                                                     Brokerage                           STATES
 3487    5               JUST OPTIONS LLC                                            Securities     Wilmington     DE    UNITED
                                                                                     Brokerage                           STATES
 3488    5               SLK GLOBAL MARKETS                                          Commodity      London               UNITED
                                                                                     Contracts                           KINGDOM
                                                                                     Dealing                             (OTHER)
 3489    5               SPEAR, LEEDS & KELLOGG SPECIALISTS LLC                      Securities     Albany         NY    UNITED
                                                                                     Brokerage                           STATES
 3490    6                  SLK GLOBAL MARKETS                                       Commodity      London               UNITED
                                                                                     Contracts                           KINGDOM
                                                                                     Dealing                             (OTHER)
 3491    2      GSTP LLC                                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3492    2      GSUIG REAL ESTATE MEMBER LLC                                         Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3493    3         GSLM FUND MEMBER LLC                                              Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3494    3         WEST 116TH ST. LIHTC LLC                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3495    2      GSUIG, L.L.C.                                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3496    3         BUCK HOLDINGS L.P.                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3497    3         BUCK HOLDINGS, LLC                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3498    3         NF INVESTORS, INC.                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3499    4            NF HOLDINGS CORPORATION                                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3500    5               NURSEFINDERS, INC.                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3501    6                  NATIONAL HEALTHCARE STAFFING, LLC                        Other          Plantation     FL    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3502    2      Goldman Sachs Developing Markets Real Estate                         Other          London               UNITED
                Cooperatief U.A.                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3503    2      Goldman Sachs Mount Kellett Capital Partners                         Other          Wilmington     DE    UNITED
                Employee Funds GP, L.L.C.                                            Financial                           STATES
                                                                                     Vehicles
 3504    3         GOLDMAN SACHS MOUNT KELLETT CAPITAL PARTNERS                      Other          Wilmington     DE    UNITED
                   PMD QP FUND, L.P.                                                 Financial                           STATES
                                                                                     Vehicles
 3505    3         Goldman Sachs Mount Kellett Capital Partners                      Other          George Town          CAYMAN
                   Offshore PMD QP Fund, Ltd.                                        Financial                           ISLANDS
                                                                                     Vehicles
 3506    2      Goldman Sachs Private Equity Group Master Fund                       Other          Wilmington     DE    UNITED
                VI, LLC                                                              Financial                           STATES
                                                                                     Vehicles
 3507    2      HULL TRADING ASIA LIMITED                                            Offices of     Central              HONG KONG
                                                                                     Other Holding
                                                                                     Companies
 3508    3         GOLDMAN SACHS LLC                                                 Other          Ebene                MAURITIUS
                                                                                     Financial
                                                                                     Vehicles
 3509    4            GOLDMAN SACHS 2, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3510    4            GOLDMAN SACHS 3, L.P.                                          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3511    2      Hyatt Hotels Corporation                                             Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 3512    2      J. ARON HOLDINGS, L.P.                                               Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3513    3         GOLDMAN SACHS TRADING AND CLEARING SERVICES                       Investment     Amsterdam            NETHERLANDS
                   (NETHERLANDS) B.V.                                                Banking and
                                                                                     Securities
                                                                                     Dealing
 3514    3         J. ARON & COMPANY                                                 Commodity      New York       NY    UNITED
                                                                                     Contracts                           STATES
                                                                                     Dealing
 3515    4            GAS ROYALTY HOLDING, LLC                                       Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3516    4            GOLDMAN SACHS (DELAWARE) HOLDING                               Offices of     Wilmington     DE    UNITED
                      CORPORATION                                                    Other Holding                       STATES
                                                                                     Companies
 3517    4            GOLDMAN SACHS TRADING AND CLEARING                             Investment     Amsterdam            NETHERLANDS
                      SERVICES (NETHERLANDS) B.V.                                    Banking and
                                                                                     Securities
                                                                                     Dealing
 3518    4            INDEPENDENCE POWER MARKETING, LLC                              Commodity      Wilmington     DE    UNITED
                                                                                     Contracts                           STATES
                                                                                     Brokerage
 3519    4            PROP-GS FUNDO DE INVESTIMENTO                                  Other          Rio de               BRAZIL
                      MULTIMERCADO CREDITO PRIVADO-INVESTIMENTO NO EXTERIOR          Financial      Janeiro
                                                                                     Vehicles
 3520    5               HORIZON FUND                                                Miscellaneous  George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Investment
                                                                                     Activities
 3521    2      JLM PACIFIC EPOCH LLC                                                Other          Lewes          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3522    3         Beijing JL McGregor Consulting Company Limited                    Other          Beijing              CHINA,
                                                                                     Financial                           PEOPLES
                                                                                     Vehicles                            REPUBLIC
                                                                                                                         OF
 3523    3         JL MCGREGOR ADVISORS LLC                                          Other          Lewes          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3524    2      KALORAMA GP, L.L.C.                                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3525    3         KALORAMA, L.P.                                                    Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3526    4            GS GLOBAL INFRASTRUCTURE PARTNERS I                            Other          Amsterdam            NETHERLANDS
                      COOPERATIEVE U.A.                                              Financial
                                                                                     Vehicles
 3527    4            GSPX, L.P.                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3528    2      LHI GOLDMAN SACHS REAL ESTATE PARTNERS PARALLEL                      Other          London               UNITED
                FUND GMBH & CO. KG                                                   Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3529    2      LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I,                       Other          George Town          CAYMAN
                L.P.                                                                 Financial                           ISLANDS
                                                                                     Vehicles
 3530    2      LS UNIT TRUST 2009-I                                                 Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 3531    2      LUSIGHT LIMITED                                                      Other          London               UNITED
                                                                                     Financial                           KINGDOM
                                                                                     Vehicles                            (OTHER)
 3532    3         Lusight Canada Inc.                                               Other          Toronto        ON    CANADA
                                                                                     Financial
                                                                                     Vehicles
 3533    2      MAIN STREET MORTGAGE COMPANY, LIMITED PARTNERSHIP                    Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
 3534    2      MLK DRIVE URBAN RENEWAL L.L.C.                                       Other          West           NJ    UNITED
                                                                                     activities     Trenton              STATES
                                                                                     related to
                                                                                     real estate
 3535    2      MLQ INVESTORS, L.P.                                                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3536    2      MLQ, L.L.C.                                                          Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3537    2      MONEYGRAM INTERNATIONAL, INC.                                        Financial      Wilmington     DE    UNITED
                                                                                     Transactions                        STATES
                                                                                     Processing,
                                                                                     Reserve, and
                                                                                     Clearinghouse
                                                                                     Activities
 3538    2      MSMC, INC.                                                           Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3539    3         MAIN STREET MORTGAGE COMPANY, LIMITED                             Real Estate    Wilmington     DE    UNITED
                   PARTNERSHIP                                                       Credit                              STATES
 3540    2      MTGLQ INVESTORS, L.P.                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3541    2      NORMANDY FUNDING CORP.                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3542    2      Netologic, Inc. (Investars)                                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3543    2      OOO GOLDMAN SACHS BANK                                               Miscellaneous  Moscow               RUSSIA
                                                                                     Intermediation
 3544    2      PEARL STREET INSURANCE COMPANY, INC.                                 Direct         Burlington     VT    UNITED
                                                                                     Property and                        STATES
                                                                                     Casualty
                                                                                     Insurance
                                                                                     Carriers
 3545    2      POSITION BILLBOARD LLC                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3546    2      QUANTITATIVE SERVICES GROUP LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3547    2      QW Holdings, LLC                                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3548    2      REGULATORY DATACORP, INC.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3549    2      REP 230 PARK, LLC                                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3550    2      REP ELD GEN-PAR, L.L.C.                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3551    2      REP SVY REALTY HOLDINGS, L.L.C.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3552    2      RHYS TRUST                                                           Trust,         Saint                GUERNSEY
                                                                                     Fiduciary, and Helier
                                                                                     Custody
                                                                                     Activities
 3553    2      RIO PARANA COMPANHIA SECURITIZADORA DE CREDITOS                      Other          Curitiba             BRAZIL
                FINANCEIROS                                                          Financial
                                                                                     Vehicles
 3554    2      ROTHESAY LIFE, L.L.C.                                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3555    2      ROTHESAY PENSIONS MANAGEMENT LIMITED                                 All Other      London               UNITED
                                                                                     Insurance                           KINGDOM
                                                                                     Related                             (OTHER)
                                                                                     Activities
 3556    2      RPWIRE LLC                                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3557    2      SBI JAPANNEXT CO., LTD.                                              Securities     Tokyo                JAPAN
                                                                                     Brokerage
 3558    2      SCLQ, S. DE R.L. DE C.V.                                             Other          Guadalajara          MEXICO
                                                                                     Financial
                                                                                     Vehicles
 3559    2      SITE 26 HOLDINGS INC.                                                Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies

 3461    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 3462    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 3463    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3464    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 3465    2   100     100     N/A        N/A


 3466    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3467    3   100     100     N/A        N/A


 3468    4   1       100     N/A        N/A

 3469    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3470    5   100     100     N/A        N/A


 3471    5   100     100     N/A        N/A


 3472    5   100     100     N/A        N/A


 3473    5   100     100     N/A        N/A


 3474    5   100     100     N/A        N/A


 3475    2   91      99      N/A        N/A


 3476    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3477    3   100     100     N/A        N/A


 3478    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3479    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3480    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3481    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3482    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3483    4   56      100     N/A        N/A


 3484    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3485    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3486    4   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
 3487    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.
 3488    5   99      100     N/A        N/A


 3489    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.
 3490    6   1       100     N/A        N/A


 3491    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3492    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3493    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3494    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3495    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3496    3   N/A     100     1          12


 3497    3   2       28      N/A        N/A


 3498    3   51      51      100        100


 3499    4   100     100     N/A        N/A


 3500    5   100     100     N/A        N/A


 3501    6   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3502    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3503    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3504    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3505    3   100     100     N/A        N/A


 3506    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3507    2   100     100     N/A        N/A


 3508    3   100     100     N/A        N/A


 3509    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3510    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3511    2   1       7       N/A        N/A



 3512    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3513    3   1       100     N/A        N/A



 3514    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3515    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3516    4   76      100     N/A        N/A


 3517    4   99      100     N/A        N/A



 3518    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3519    4   100     100     N/A        N/A


 3520    5   100     100     N/A        N/A



 3521    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3522    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 3523    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3524    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3525    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3526    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3527    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3528    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3529    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3530    2   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3531    2   46      46      N/A        N/A


 3532    3   100     100     N/A        N/A


 3533    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 3534    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.


 3535    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3536    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3537    2   2       100     N/A        N/A





 3538    2   100     100     N/A        N/A


 3539    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.
 3540    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3541    2   100     100     N/A        N/A


 3542    2   26      26      N/A        N/A


 3543    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.
 3544    2   100     100     N/A        N/A




 3545    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3546    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3547    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3548    2   59      59      N/A        N/A


 3549    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3550    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3551    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3552    2   N/A     N/A     N/A        N/A        The direct holder is a Trustee.



 3553    2   1       100     N/A        N/A


 3554    2   75      100     N/A        N/A


 3555    2   100     100     N/A        N/A



 3556    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3557    2   35      35      N/A        N/A

 3558    2   1       100     N/A        N/A


 3559    2   100     100     N/A        N/A



 3560    3         GOLDMAN SACHS HEADQUARTERS LLC                                    Other          Wilmington     DE    UNITED
                                                                                     activities                          STATES
                                                                                     related to
                                                                                     real estate
 3561    2      SOPAC LLC                                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3562    2      SOUTHERN PACIFIC FUNDING CORPORATION                                 Other          Los Angeles    CA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3563    2      SPA UNIT TRUST 2009-I                                                Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 3564    2      SPA UNIT TRUST 2009-II                                               Open-End       Dublin               IRELAND
                                                                                     Investment
                                                                                     Funds
 3565    2      SPECIAL SITUATIONS INVESTING GROUP, INC.                             Secondary      Wilmington     DE    UNITED
                                                                                     Market                              STATES
                                                                                     Financing
 3566    3         FLATIRON HOLDINGS LTD.                                            Other          Hamilton             BERMUDA
                                                                                     Financial
                                                                                     Vehicles
 3567    4            FLATIRON RE LTD.                                               Other          Hamilton             BERMUDA
                                                                                     Financial
                                                                                     Vehicles
 3568    2      STONE STREET 1994 REALTY, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3569    3         BRIDGE STREET REAL ESTATE FUND 1994, L.P.                         Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3570    3         STONE STREET REAL ESTATE FUND 1994, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3571    2      STONE STREET 1995 REALTY, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3572    3         BRIDGE STREET REAL ESTATE FUND 1995, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3573    3         STONE STREET REAL ESTATE FUND 1995, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3574    2      STONE STREET 1995, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3575    3         BRIDGE STREET FUND 1995, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3576    3         STONE STREET FUND 1995, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3577    2      STONE STREET 1996 REALTY, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3578    3         BRIDGE STREET REAL ESTATE FUND 1996, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3579    3         STONE STREET REAL ESTATE FUND 1996, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3580    2      STONE STREET 1996, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3581    3         BRIDGE STREET FUND 1996, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3582    3         STONE STREET FUND 1996, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3583    2      STONE STREET 1997 REALTY, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3584    3         BRIDGE STREET REAL ESTATE FUND 1997, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3585    3         STONE STREET REAL ESTATE FUND 1997, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3586    2      STONE STREET 1997, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3587    3         BRIDGE STREET FUND 1997, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3588    3         STONE STREET FUND 1997, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3589    2      STONE STREET 1998 REALTY, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3590    3         BRIDGE STREET REAL ESTATE FUND 1998, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3591    3         STONE STREET REAL ESTATE FUND 1998, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3592    2      STONE STREET 1998, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3593    3         BRIDGE STREET FUND 1998, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3594    3         STONE STREET FUND 1998, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3595    2      STONE STREET 1999 REALTY, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3596    3         BRIDGE STREET REAL ESTATE FUND 1999, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3597    3         STONE STREET REAL ESTATE FUND 1999, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3598    2      STONE STREET 1999, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3599    3         BRIDGE STREET FUND 1999, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3600    3         STONE STREET FUND 1999, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3601    3         STONE STREET FUND 2000, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3602    2      STONE STREET 2000, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3603    3         BRIDGE STREET FUND 2000, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3604    2      STONE STREET ASIA, L.L.C.                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3605    3         BRIDGE STREET ASIA FUND, L.P.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3606    3         STONE STREET ASIA FUND, L.P.                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3607    4            AQUAMARINE (DELAWARE) L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3608    4            GSSOAF HOLDING COMPANY                                         Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3609    2      STONE STREET FUND 1995, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3610    2      STONE STREET FUND 1996, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3611    2      STONE STREET FUND 1997, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3612    2      STONE STREET FUND 1998, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3613    2      STONE STREET FUND 1999, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3614    2      STONE STREET FUND 2000, L.P.                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3615    2      STONE STREET PEP TECHNOLOGY 2000, L.L.C.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3616    2      STONE STREET REAL ESTATE FUND 1995, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3617    2      STONE STREET REAL ESTATE FUND 1996, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3618    2      STONE STREET REAL ESTATE FUND 1998, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3619    2      STONE STREET REAL ESTATE FUND 1999, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3620    2      STONE STREET REAL ESTATE FUND 2000, L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3621    2      STONE STREET REALTY 2000, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3622    3         BRIDGE STREET REAL ESTATE FUND 2000, L.P.                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3623    3         STONE STREET REAL ESTATE FUND 2000, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3624    2      STRATEGIC MORTGAGE HOLDINGS, INC.                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3625    3         STRATEGIC MORTGAGE HOLDINGS, L.P.                                 Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3626    2      STRATEGIC MORTGAGE HOLDINGS, L.P.                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3627    2      THE EUROPEAN POWER SOURCE COMPANY (B.V.)                             Offices of     Amsterdam            NETHERLANDS
                                                                                     Other Holding
                                                                                     Companies
 3628    3         THE EUROPEAN POWER SOURCE COMPANY (U.K.)                          Offices of     London               UNITED
                   LIMITED                                                           Other Holding                       KINGDOM
                                                                                     Companies                           (OTHER)
 3629    2      THE GOLDMAN SACHS TRUST COMPANY, NATIONAL                            Trust,         Wilmington     DE    UNITED
                ASSOCIATION                                                          Fiduciary, and                      STATES
                                                                                     Custody
                                                                                     Activities
 3630    3         GOLDMAN SACHS COLLECTIVE TRUST CONCENTRATED                       Open-End       Wilmington     DE    UNITED
                   GROWTH FUND                                                       Investment                          STATES
                                                                                     Funds
 3631    3         GOLDMAN SACHS COLLECTIVE TRUST CORE FIXED                         Open-End       Wilmington     DE    UNITED
                   INCOME FUND                                                       Investment                          STATES
                                                                                     Funds
 3632    3         GOLDMAN SACHS COLLECTIVE TRUST EMERGING                           Open-End       Wilmington     DE    UNITED
                   MARKET DEBT IMPLEMENTATION VEHICLE                                Investment                          STATES
                                                                                     Funds
 3633    3         GOLDMAN SACHS COLLECTIVE TRUST ENHANCED LARGE                     Open-End       Wilmington     DE    UNITED
                   CAP FUND                                                          Investment                          STATES
                                                                                     Funds
 3634    3         GOLDMAN SACHS COLLECTIVE TRUST HIGH YIELD                         Open-End       Wilmington     DE    UNITED
                   IMPLEMENTATION VEHICLE                                            Investment                          STATES
                                                                                     Funds
 3635    3         GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION                      Open-End       Wilmington     DE    UNITED
                   FIXED INCOME FUND                                                 Investment                          STATES
                                                                                     Funds
 3636    3         GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION                      Open-End       Wilmington     DE    UNITED
                   PLUS FIXED INCOME FUND                                            Investment                          STATES
                                                                                     Funds
 3637    3         GOLDMAN SACHS COLLECTIVE TRUST STRATEGIC                          Open-End       Wilmington     DE    UNITED
                   VALUE FUND                                                        Investment                          STATES
                                                                                     Funds
 3638    3         GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED                         Open-End       Wilmington     DE    UNITED
                   INTERNATIONAL EQUITY FUND                                         Investment                          STATES
                                                                                     Funds
 3639    3         GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED                         Open-End       Wilmington     DE    UNITED
                   LARGE CAP FUND                                                    Investment                          STATES
                                                                                     Funds
 3640    3         GOLDMAN SACHS COLLECTIVE TRUST-CORE PLUS                          Open-End       Wilmington     DE    UNITED
                   FIXED INCOME FUND                                                 Investment                          STATES
                                                                                     Funds
 3641    3         THE GOLDMAN SACHS TRUST COMPANY OF DELAWARE                       Trusts,        Wilmington     DE    UNITED
                                                                                     Estates, and                        STATES
                                                                                     Agency
                                                                                     Accounts
 3642    4            GOLDMAN SACHS EMERGING MARKETS                                 Other          Wilmington     DE    UNITED
                      OPPORTUNITIES FUND ASSET TRUST                                 Financial                           STATES
                                                                                     Vehicles
 3643    4            GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES                      Other          Wilmington     DE    UNITED
                      FUND ASSET TRUST                                               Financial                           STATES
                                                                                     Vehicles
 3644    4            GOLDMAN SACHS GLOBAL FUNDAMENTAL                               Open-End       Wilmington     DE    UNITED
                      STRATEGIES ASSET TRUST                                         Investment                          STATES
                                                                                     Funds
 3645    4            GOLDMAN SACHS GLOBAL FUNDAMENTAL                               Open-End       Wilmington     DE    UNITED
                      STRATEGIES II ASSET TRUST                                      Investment                          STATES
                                                                                     Funds
 3646    2      THE GOLDMAN, SACHS & CO. L.L.C.                                      Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3647    3         GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                          Miscellaneous  Halifax        NS    CANADA
                                                                                     Financial
                                                                                     Investment
                                                                                     Activities
 3648    3         GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3649    3         GOLDMAN, SACHS & CO.                                              Investment     New York       NY    UNITED
                                                                                     Banking and                         STATES
                                                                                     Securities
                                                                                     Dealing
 3650    3         GS FINANCIAL SERVICES L.P. (DEL)                                  Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3651    2      THE HULL GROUP, L.L.C.                                               Offices of     Chicago        IL    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3652    2      THE J. ARON CORPORATION                                              Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3653    3         J. ARON & COMPANY                                                 Commodity      New York       NY    UNITED
                                                                                     Contracts                           STATES
                                                                                     Dealing
 3654    3         J. ARON HOLDINGS, L.P.                                            Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3655    2      THEMARKETS.COM  LLC                                                  Other          Dover          DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3656    2      TRIM TABS INVESTMENT RESEARCH, INC.                                  Other          Sant Rosa      CA    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3657    2      US REAL ESTATE ADVISORS, LLC                                         Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3658    3         US REAL ESTATE OPPORTUNITIES I, L.P.                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 3560    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.


 3561    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3562    2   100     100     N/A        N/A


 3563    2   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3564    2   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3565    2   100     100     N/A        N/A


 3566    3   36      36      N/A        N/A


 3567    4   100     100     N/A        N/A


 3568    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3569    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3570    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3571    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3572    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3573    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3574    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3575    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3576    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3577    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3578    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3579    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3580    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3581    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3582    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3583    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3584    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3585    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3586    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3587    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3588    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3589    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3590    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3591    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3592    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3593    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3594    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3595    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3596    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3597    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3598    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3599    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3600    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3601    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3602    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3603    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3604    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3605    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3606    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3607    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3608    4   2       100     N/A        N/A


 3609    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3610    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3611    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3612    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3613    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3614    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3615    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3616    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3617    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3618    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3619    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3620    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3621    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3622    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3623    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3624    2   100     100     N/A        N/A


 3625    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3626    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3627    2   100     100     N/A        N/A


 3628    3   100     100     N/A        N/A


 3629    2   100     100     N/A        N/A



 3630    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3631    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3632    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3633    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3634    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3635    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3636    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3637    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3638    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3639    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3640    3   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3641    3   100     100     N/A        N/A



 3642    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3643    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3644    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3645    4   N/A     N/A     N/A        N/A        The direct holder is a Trustee.


 3646    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3647    3   1       100     N/A        N/A



 3648    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3649    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 3650    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3651    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3652    2   100     100     N/A        N/A


 3653    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3654    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3655    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3656    2   100     100     N/A        N/A


 3657    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3658    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.


 3659    2      US REAL ESTATE OPPORTUNITIES I, L.P.                                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3660    2      VANTAGE MARKETPLACE HOLDINGS, LLC                                    Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3661    3         VANTAGE MARKETPLACE LLC                                           Administrative Wilmington     DE    UNITED
                                                                                     Management and                      STATES
                                                                                     General
                                                                                     Management
                                                                                     Consulting
                                                                                     Services
 3662    2      VGS AIRCRAFT HOLDING LIMITED (IRELAND)                               Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 3663    3         Johannesburg Limited                                              Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 3664    3         OLBIA LIMITED                                                     Other          Dublin               IRELAND
                                                                                     Financial
                                                                                     Vehicles
 3665    2      WEST STREET FUND I, L.L.C.                                           Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3666    2      WH ADVISORS, L.L.C. 2001                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3667    3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED                       Other          Wilmington     DE    UNITED
                   PARTNERSHIP 2001                                                  Financial                           STATES
                                                                                     Vehicles
 3668    4            ARCHON CAPITAL HOLDING, L.P. II                                Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
 3669    4            MERCER INVESTMENTS IV PRIVATE LTD.                             Other          Federal              MALAYSIA
                                                                                     Financial      Territory            (OTHER)
                                                                                     Vehicles       of Labuan



 3670    2      WH ADVISORS, L.L.C. 2005                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3671    3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED                       Other          Wilmington     DE    UNITED
                   PARTNERSHIP 2005                                                  Financial                           STATES
                                                                                     Vehicles
 3672    4            ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3673    4            AWH GLOBAL GEN-PAR, L.L.C.                                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3674    5               ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3675    4            CARIBBEAN FUND GEN-PAR 2005, LLC                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3676    5               CARIBBEAN REAL ESTATE OPPORTUNITY                           Other          Wilmington     DE    UNITED
                         FUND 2005, L.P.                                             Financial                           STATES
                                                                                     Vehicles
 3677    4            CARIBBEAN REAL ESTATE OPPORTUNITY FUND                         Other          Wilmington     DE    UNITED
                      2005, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3678    4            WHITEHALL SPECIAL GEN-PAR 2005, LLC                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3679    5               CARIBBEAN FUND GEN-PAR 2005, LLC                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3680    5               CARIBBEAN REAL ESTATE OPPORTUNITY                           Other          Wilmington     DE    UNITED
                         FUND 2005, L.P.                                             Financial                           STATES
                                                                                     Vehicles
 3681    2      WH ADVISORS, L.L.C. 2007                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3682    3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED                       Other          Wilmington     DE    UNITED
                   PARTNERSHIP 2007                                                  Financial                           STATES
                                                                                     Vehicles
 3683    2      WH ADVISORS, L.L.C. IX                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3684    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP IX                                                    Financial                           STATES
                                                                                     Vehicles
 3685    2      WH ADVISORS, L.L.C. V                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3686    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP V                                                     Financial                           STATES
                                                                                     Vehicles
 3687    2      WH ADVISORS, L.L.C. VI                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3688    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP VI                                                    Financial                           STATES
                                                                                     Vehicles
 3689    2      WH ADVISORS, L.L.C. VII                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3690    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP VII                                                   Financial                           STATES
                                                                                     Vehicles
 3691    2      WH ADVISORS, L.L.C. VIII                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3692    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP VIII                                                  Financial                           STATES
                                                                                     Vehicles
 3693    2      WH ADVISORS, L.L.C. X                                                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3694    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP X                                                     Financial                           STATES
                                                                                     Vehicles
 3695    2      WH ADVISORS, L.L.C. XI                                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3696    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP XI                                                    Financial                           STATES
                                                                                     Vehicles
 3697    4            GAMMA CAPITAL L.L.C.                                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3698    2      WH ADVISORS, L.L.C. XII                                              Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3699    2      WH ADVISORS, L.L.C. XIII                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3700    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP XII                                                   Financial                           STATES
                                                                                     Vehicles
 3701    4            A/C GP (NON-POOLING), L.L.C.                                   Offices of     Wilmington     DE    UNITED
                                                                                     Other Holding                       STATES
                                                                                     Companies
 3702    4            ARCHON CAPITAL (NON-POOLING), L.P.                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3703    3         WHITEHALL STREET REAL ESTATE LIMITED                              Other          Wilmington     DE    UNITED
                   PARTNERSHIP XIII                                                  Financial                           STATES
                                                                                     Vehicles
 3704    2      WH INTERNATIONAL (LUX INVESTOR) ADVISORS, L.L.C.                     Other          Wilmington     DE    UNITED
                2008                                                                 Financial                           STATES
                                                                                     Vehicles
 3705    3         WHITEHALL STREET INTERNATIONAL REAL ESTATE                        Other          Wilmington     DE    UNITED
                   (LUX INVESTOR) LIMITED PARTNERSHIP 2008                           Financial                           STATES
                                                                                     Vehicles
 3706    2      WH INTERNATIONAL ADVISORS, L.L.C. 2001                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3707    3         WHITEHALL STREET INTERNATIONAL REAL ESTATE                        Other          Wilmington     DE    UNITED
                   LIMITED PARTNERSHIP 2001                                          Financial                           STATES
                                                                                     Vehicles
 3708    4            MERCER INVESTMENTS IV PRIVATE LTD.                             Other          Federal              MALAYSIA
                                                                                     Financial      Territory            (OTHER)
                                                                                     Vehicles       of Labuan



 3709    2      WH INTERNATIONAL ADVISORS, L.L.C. 2005                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3710    3         WHITEHALL STREET INTERNATIONAL REAL ESTATE                        Other          Wilmington     DE    UNITED
                   LIMITED PARTNERSHIP 2005                                          Financial                           STATES
                                                                                     Vehicles
 3711    2      WH INTERNATIONAL ADVISORS, L.L.C. 2008                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3712    3         WHITEHALL STREET INTERNATIONAL REAL ESTATE                        Other          Wilmington     DE    UNITED
                   LIMITED PARTNERSHIP 2008                                          Financial                           STATES
                                                                                     Vehicles
 3713    2      WH PARALLEL ADVISORS, L.L.C. 2001                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3714    3         WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED                     Other          Wilmington     DE    UNITED
                   PARTNERSHIP 2001                                                  Financial                           STATES
                                                                                     Vehicles
 3715    4            ARCHON CAPITAL HOLDING, L.P. II                                Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
 3716    4            HIHARAKO (CAYMAN) L.L.C.                                       Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3717    5               MERCER INVESTMENTS IV PRIVATE LTD.                          Other          Federal              MALAYSIA
                                                                                     Financial      Territory            (OTHER)
                                                                                     Vehicles       of Labuan



 3718    2      WH PARALLEL ADVISORS, L.L.C. 2007                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3719    3         WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED                     Other          Wilmington     DE    UNITED
                   PARTNERSHIP 2007                                                  Financial                           STATES
                                                                                     Vehicles
 3720    4            HIHARAKO 2007 (CAYMAN) LTD.                                    Other          George Town          CAYMAN
                                                                                     activities                          ISLANDS
                                                                                     related to
                                                                                     real estate
 3721    4            W2007 230 PARK, LLC                                            Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3722    2      WH PARALLEL ADVISORS, L.L.C. XIII                                    Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3723    3         WHITEHALL PARALLEL REAL ESTATE LIMITED                            Other          Wilmington     DE    UNITED
                   PARTNERSHIP XIII                                                  Financial                           STATES
                                                                                     Vehicles
 3724    2      WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED                        Other          Wilmington     DE    UNITED
                PARTNERSHIP 2001                                                     Financial                           STATES
                                                                                     Vehicles
 3725    2      WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED                        Other          Wilmington     DE    UNITED
                PARTNERSHIP 2007                                                     Financial                           STATES
                                                                                     Vehicles
 3726    2      WHITEHALL PARALLEL REAL ESTATE LIMITED                               Other          Wilmington     DE    UNITED
                PARTNERSHIP XIII                                                     Financial                           STATES
                                                                                     Vehicles
 3727    2      WHITEHALL STREET EMPLOYEE FUNDS 2001 GP, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3728    3         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3729    4            ARCHON CAPITAL HOLDING, L.P. II                                Real Estate    Wilmington     DE    UNITED
                                                                                     Credit                              STATES
 3730    4            MERCER INVESTMENTS IV PRIVATE LTD.                             Other          Federal              MALAYSIA
                                                                                     Financial      Territory            (OTHER)
                                                                                     Vehicles       of Labuan



 3731    4            WHITEHALL PARALLEL GLOBAL REAL ESTATE                          Other          Wilmington     DE    UNITED
                      LIMITED PARTNERSHIP 2001                                       Financial                           STATES
                                                                                     Vehicles
 3732    4            WHITEHALL STREET GLOBAL REAL ESTATE                            Other          Wilmington     DE    UNITED
                      LIMITED PARTNERSHIP 2001                                       Financial                           STATES
                                                                                     Vehicles
 3733    4            WHITEHALL STREET INTERNATIONAL REAL                            Other          Wilmington     DE    UNITED
                      ESTATE LIMITED PARTNERSHIP 2001                                Financial                           STATES
                                                                                     Vehicles
 3734    3         WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3735    4            WHITEHALL STREET GLOBAL EMPLOYEE FUND                          Other          Wilmington     DE    UNITED
                      2001, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3736    3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                      Other          George Town          CAYMAN
                   2001 (CORPORATE), L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3737    4            WHITEHALL STREET INTERNATIONAL EMPLOYEE                        Other          George Town          CAYMAN
                      FUND 2001, L.P.                                                Financial                           ISLANDS
                                                                                     Vehicles
 3738    5               WHITEHALL STREET INTERNATIONAL                              Other          Wilmington     DE    UNITED
                         EMPLOYEE FUND 2001 (DELAWARE), L.P.                         Financial                           STATES
                                                                                     Vehicles
 3739    6                  MERCER INVESTMENTS IV PRIVATE LTD.                       Other          Federal              MALAYSIA
                                                                                     Financial      Territory            (OTHER)
                                                                                     Vehicles       of Labuan



 3740    3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                      Other          Wilmington     DE    UNITED
                   2001 (DELAWARE), L.P.                                             Financial                           STATES
                                                                                     Vehicles
 3741    3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                      Other          George Town          CAYMAN
                   2001, L.P.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3742    3         WHITEHALL STREET INTERNATIONAL REPIA FUND                         Other          George Town          CAYMAN
                   2001 (CORPORATE), L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3743    4            WHITEHALL STREET INTERNATIONAL EMPLOYEE                        Other          George Town          CAYMAN
                      FUND 2001, L.P.                                                Financial                           ISLANDS
                                                                                     Vehicles
 3744    3         WHITEHALL STREET INTERNATIONAL REPIA FUND                         Other          George Town          CAYMAN
                   2001, L.P.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3745    4            WHITEHALL STREET INTERNATIONAL EMPLOYEE                        Other          George Town          CAYMAN
                      FUND 2001, L.P.                                                Financial                           ISLANDS
                                                                                     Vehicles
 3746    2      WHITEHALL STREET EMPLOYEE FUNDS 2005 GP, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3747    3         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3748    4            ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3749    4            AWH EMPLOYEE GEN-PAR, L.L.C.                                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3750    5               ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3751    4            CARIBBEAN FUND GEN-PAR 2005, LLC                               Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3752    4            CARIBBEAN REAL ESTATE OPPORTUNITY FUND                         Other          Wilmington     DE    UNITED
                      2005, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3753    3         WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3754    4            WHITEHALL STREET GLOBAL EMPLOYEE FUND                          Other          Wilmington     DE    UNITED
                      2005, L.P.                                                     Financial                           STATES
                                                                                     Vehicles
 3755    4            WHITEHALL STREET GLOBAL REAL ESTATE                            Other          Wilmington     DE    UNITED
                      LIMITED PARTNERSHIP 2005                                       Financial                           STATES
                                                                                     Vehicles
 3756    3         WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3757    4            WHITEHALL STREET GLOBAL EMPLOYEE FUND                          Other          Wilmington     DE    UNITED
                      2005, L.P.                                                     Financial                           STATES
                                                                                     Vehicles

 3659    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3660    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3661    3   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.




 3662    2   50      50      N/A        N/A


 3663    3   100     100     N/A        N/A


 3664    3   100     100     N/A        N/A


 3665    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3666    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3667    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3668    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 3669    4   24      100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred shares.
 3670    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3671    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3672    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3673    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3674    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3675    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3676    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3677    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3678    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3679    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3680    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3681    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3682    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3683    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3684    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3685    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3686    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3687    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3688    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3689    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3690    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3691    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3692    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3693    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3694    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3695    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3696    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3697    4   15      50      22         49


 3698    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3699    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3700    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3701    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3702    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3703    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3704    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3705    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3706    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3707    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3708    4   11      100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
 3709    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3710    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3711    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3712    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3713    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3714    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3715    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 3716    4   100     100     N/A        N/A


 3717    5   9       100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred shares.
 3718    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3719    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3720    4   100     100     N/A        N/A



 3721    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3722    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3723    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3724    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3725    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3726    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3727    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3728    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3729    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.
 3730    4   3       100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Ordinary shares.
 3731    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3732    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3733    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3734    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3735    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3736    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3737    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3738    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3739    6   1       100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Preferred shares.
 3740    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3741    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3742    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3743    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3744    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3745    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3746    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3747    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3748    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3749    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Managing Member.

 3750    5   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3751    4   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3752    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3753    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3754    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3755    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3756    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3757    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.


 3758    4            WHITEHALL STREET GLOBAL REAL ESTATE                            Other          Wilmington     DE    UNITED
                      LIMITED PARTNERSHIP 2005                                       Financial                           STATES
                                                                                     Vehicles
 3759    3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                      Other          Wilmington     DE    UNITED
                   2005 (DELAWARE), L.P.                                             Financial                           STATES
                                                                                     Vehicles
 3760    3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                      Other          George Town          CAYMAN
                   2005 CORP.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3761    4            WHITEHALL STREET INTERNATIONAL EMPLOYEE                        Other          George Town          CAYMAN
                      FUND 2005, L.P.                                                Financial                           ISLANDS
                                                                                     Vehicles
 3762    5               WHITEHALL STREET INTERNATIONAL                              Other          Wilmington     DE    UNITED
                         EMPLOYEE FUND 2005 (DELAWARE), L.P.                         Financial                           STATES
                                                                                     Vehicles
 3763    3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                      Other          George Town          CAYMAN
                   2005, L.P.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3764    3         WHITEHALL STREET INTERNATIONAL PCP FUND 2005                      Other          George Town          CAYMAN
                   CORP.                                                             Financial                           ISLANDS
                                                                                     Vehicles
 3765    4            WHITEHALL STREET INTERNATIONAL PCP FUND                        Other          George Town          CAYMAN
                      2005, L.P.                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3766    5               WHITEHALL STREET INTERNATIONAL                              Other          George Town          CAYMAN
                         EMPLOYEE FUND 2005, L.P.                                    Financial                           ISLANDS
                                                                                     Vehicles
 3767    5               WHITEHALL STREET INTERNATIONAL REAL                         Other          Wilmington     DE    UNITED
                         ESTATE LIMITED PARTNERSHIP 2005                             Financial                           STATES
                                                                                     Vehicles
 3768    3         WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3769    3         WHITEHALL STREET INTERNATIONAL REPIA FUND                         Other          George Town          CAYMAN
                   2005 CORP., L.P.                                                  Financial                           ISLANDS
                                                                                     Vehicles
 3770    4            WHITEHALL STREET INTERNATIONAL REPIA FUND                      Other          Luxembourg           LUXEMBOURG
                      2005, S.a.r.l.                                                 Financial
                                                                                     Vehicles
 3771    5               WHITEHALL STREET INTERNATIONAL REPIA                        Other          George Town          CAYMAN
                         FUND 2005, L.P.                                             Financial                           ISLANDS
                                                                                     Vehicles
 3772    6                  WHITEHALL STREET INTERNATIONAL                           Other          George Town          CAYMAN
                            EMPLOYEE FUND 2005, L.P.                                 Financial                           ISLANDS
                                                                                     Vehicles
 3773    6                  WHITEHALL STREET INTERNATIONAL                           Other          Wilmington     DE    UNITED
                            REAL ESTATE LIMITED PARTNERSHIP 2005                     Financial                           STATES
                                                                                     Vehicles
 3774    3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3775    3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, S.a.r.l.          Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 3776    2      WHITEHALL STREET EMPLOYEE FUNDS 2007 GP, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3777    3         WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE                      Other          Wilmington     DE    UNITED
                   FUND 2007, L.P.                                                   Financial                           STATES
                                                                                     Vehicles
 3778    4            WHITEHALL STREET GLOBAL REAL ESTATE                            Other          Wilmington     DE    UNITED
                      EMPLOYEE MASTER FUND 2007, L.P.                                Financial                           STATES
                                                                                     Vehicles
 3779    5               W2007 FINANCE SUB, LLC                                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3780    3         WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE                      Other          Wilmington     DE    UNITED
                   MASTER FUND 2007, L.P.                                            Financial                           STATES
                                                                                     Vehicles
 3781    3         WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC                       Other          Wilmington     DE    UNITED
                   FUND 2007, L.P.                                                   Financial                           STATES
                                                                                     Vehicles
 3782    4            WHITEHALL STREET GLOBAL REAL ESTATE PMD                        Other          Wilmington     DE    UNITED
                      QP FUND 2007, L.P.                                             Financial                           STATES
                                                                                     Vehicles
 3783    5               WHITEHALL STREET GLOBAL REAL ESTATE                         Other          Wilmington     DE    UNITED
                         EMPLOYEE MASTER FUND 2007, L.P.                             Financial                           STATES
                                                                                     Vehicles
 3784    5               WHITEHALL STREET GLOBAL REAL ESTATE                         Other          Wilmington     DE    UNITED
                         LIMITED PARTNERSHIP 2007                                    Financial                           STATES
                                                                                     Vehicles
 3785    3         WHITEHALL STREET GLOBAL REAL ESTATE PMD QP                        Other          Wilmington     DE    UNITED
                   FUND 2007, L.P.                                                   Financial                           STATES
                                                                                     Vehicles
 3786    3         WHITEHALL STREET GLOBAL REAL ESTATE REPIA                         Other          Wilmington     DE    UNITED
                   FUND 2007, L.P.                                                   Financial                           STATES
                                                                                     Vehicles
 3787    4            WHITEHALL PARALLEL GLOBAL REAL ESTATE                          Other          Wilmington     DE    UNITED
                      LIMITED PARTNERSHIP 2007                                       Financial                           STATES
                                                                                     Vehicles
 3788    4            WHITEHALL STREET GLOBAL REAL ESTATE                            Other          Wilmington     DE    UNITED
                      EMPLOYEE MASTER FUND 2007, L.P.                                Financial                           STATES
                                                                                     Vehicles
 3789    4            WHITEHALL STREET GLOBAL REAL ESTATE                            Other          Wilmington     DE    UNITED
                      LIMITED PARTNERSHIP 2007                                       Financial                           STATES
                                                                                     Vehicles
 3790    3         WHITEHALL STREET GLOBAL REAL ESTATE REPIA PMD                     Other          Wilmington     DE    UNITED
                   QP FUND 2007, L.P.                                                Financial                           STATES
                                                                                     Vehicles
 3791    4            WHITEHALL PARALLEL GLOBAL REAL ESTATE                          Other          Wilmington     DE    UNITED
                      LIMITED PARTNERSHIP 2007                                       Financial                           STATES
                                                                                     Vehicles
 3792    4            WHITEHALL STREET GLOBAL REAL ESTATE PMD                        Other          Wilmington     DE    UNITED
                      QP FUND 2007, L.P.                                             Financial                           STATES
                                                                                     Vehicles
 3793    3         WHITEHALL STREET GLOBAL REPIA FUND 2007, SARL                     Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 3794    4            WHITEHALL STREET GLOBAL REAL ESTATE REPIA                      Other          Wilmington     DE    UNITED
                      FUND 2007, L.P.                                                Financial                           STATES
                                                                                     Vehicles
 3795    2      WHITEHALL STREET EMPLOYEE FUNDS 2008 GP, L.L.C.                      Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3796    3         WHITEHALL STREET INTERNATIONAL EMPLOYEE                           Other          George Town          CAYMAN
                   MASTER FUND 2008, L.P.                                            Financial                           ISLANDS
                                                                                     Vehicles
 3797    4            W2008 INTERNATIONAL FINANCE SUB LTD.                           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3798    3         WHITEHALL STREET INTERNATIONAL OVERRIDE FUND                      Other          George Town          CAYMAN
                   2008, L.P.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3799    3         WHITEHALL STREET INTERNATIONAL PMD ESC FUND                       Other          George Town          CAYMAN
                   2008, L.P.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3800    3         WHITEHALL STREET INTERNATIONAL PMD ESC FUND                       Other          George Town          CAYMAN
                   2008, LTD.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3801    3         WHITEHALL STREET INTERNATIONAL PMD ESC JAPAN                      Other          George Town          CAYMAN
                   FUND 2008, L.P.                                                   Financial                           ISLANDS
                                                                                     Vehicles
 3802    3         WHITEHALL STREET INTERNATIONAL PMD QP FUND                        Other          George Town          CAYMAN
                   2008, L.P.                                                        Financial                           ISLANDS
                                                                                     Vehicles
 3803    3         WHITEHALL STREET INTERNATIONAL REPIA JAPAN                        Other          George Town          CAYMAN
                   FUND 2008, L.P.                                                   Financial                           ISLANDS
                                                                                     Vehicles
 3804    2      WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3805    2      WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.                     Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3806    2      WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.                          Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3807    2      WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND                    Other          Wilmington     DE    UNITED
                2007, L.P.                                                           Financial                           STATES
                                                                                     Vehicles
 3808    2      WHITEHALL STREET GLOBAL REAL ESTATE LIMITED                          Other          Wilmington     DE    UNITED
                PARTNERSHIP 2001                                                     Financial                           STATES
                                                                                     Vehicles
 3809    2      WHITEHALL STREET GLOBAL REAL ESTATE LIMITED                          Other          Wilmington     DE    UNITED
                PARTNERSHIP 2005                                                     Financial                           STATES
                                                                                     Vehicles
 3810    2      WHITEHALL STREET GLOBAL REAL ESTATE LIMITED                          Other          Wilmington     DE    UNITED
                PARTNERSHIP 2007                                                     Financial                           STATES
                                                                                     Vehicles
 3811    2      WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND                     Other          Wilmington     DE    UNITED
                2007, L.P.                                                           Financial                           STATES
                                                                                     Vehicles
 3812    2      WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND                      Other          Wilmington     DE    UNITED
                2007, L.P.                                                           Financial                           STATES
                                                                                     Vehicles
 3813    2      WHITEHALL STREET GLOBAL REAL ESTATE REPIA FUND                       Other          Wilmington     DE    UNITED
                2007, L.P.                                                           Financial                           STATES
                                                                                     Vehicles
 3814    2      WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3815    2      WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.                        Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3816    2      WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                         Other          George Town          CAYMAN
                2001, L.P.                                                           Financial                           ISLANDS
                                                                                     Vehicles
 3817    2      WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005 CORP.              Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3818    2      WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                         Other          George Town          CAYMAN
                2005, L.P.                                                           Financial                           ISLANDS
                                                                                     Vehicles
 3819    2      WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                         Other          George Town          CAYMAN
                2008, LTD.                                                           Financial                           ISLANDS
                                                                                     Vehicles
 3820    2      WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND                         Other          George Town          CAYMAN
                OVERRIDE SUB 2008, LTD.                                              activities                          ISLANDS
                                                                                     related to
                                                                                     real estate
 3821    3         WHITEHALL STREET INTERNATIONAL REAL ESTATE                        Other          Wilmington     DE    UNITED
                   LIMITED PARTNERSHIP 2008                                          Financial                           STATES
                                                                                     Vehicles
 3822    2      WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER                       Other          George Town          CAYMAN
                FUND 2008, L.P.                                                      Financial                           ISLANDS
                                                                                     Vehicles
 3823    2      WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE                     Other          Luxembourg           LUXEMBOURG
                FUND 2008 SCA                                                        Financial
                                                                                     Vehicles



 3824    2      WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.                   Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3825    2      WHITEHALL STREET INTERNATIONAL PMD ESC FUND 2008, L.P.               Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3826    2      WHITEHALL STREET INTERNATIONAL PMD ESC JAPAN FUND                    Other          George Town          CAYMAN
                2008, L.P.                                                           Financial                           ISLANDS
                                                                                     Vehicles
 3827    2      WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3828    2      WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, LTD.                Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3829    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX                      Other          Wilmington     DE    UNITED
                INVESTOR) LIMITED PARTNERSHIP 2008                                   Financial                           STATES
                                                                                     Vehicles
 3830    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE                           Other          George Town          CAYMAN
                CORPORATION 2001                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3831    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE                           Other          George Town          CAYMAN
                CORPORATION 2005                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3832    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE                           Other          George Town          CAYMAN
                CORPORATION 2008                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3833    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE                           Other          Wilmington     DE    UNITED
                LIMITED PARTNERSHIP 2001                                             Financial                           STATES
                                                                                     Vehicles
 3834    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE                           Other          Wilmington     DE    UNITED
                LIMITED PARTNERSHIP 2005                                             Financial                           STATES
                                                                                     Vehicles
 3835    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE                           Other          Wilmington     DE    UNITED
                LIMITED PARTNERSHIP 2008                                             Financial                           STATES
                                                                                     Vehicles
 3836    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE                           Other          Luxembourg           LUXEMBOURG
                S.A.R.L. 2008                                                        Financial
                                                                                     Vehicles
 3837    3         WHITEHALL STREET INTERNATIONAL OVERRIDE                           Other          Luxembourg           LUXEMBOURG
                   OFFSHORE FUND 2008 SCA                                            Financial
                                                                                     Vehicles



 3838    3         WHITEHALL STREET INTERNATIONAL REAL ESTATE                        Other          Luxembourg           LUXEMBOURG
                   SCA 2008                                                          Financial
                                                                                     Vehicles



 3839    2      WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA                       Other          Luxembourg           LUXEMBOURG
                2008                                                                 Financial
                                                                                     Vehicles



 3840    2      WHITEHALL STREET INTERNATIONAL REPIA FUND 2001                       Other          George Town          CAYMAN
                (CORPORATE), L.P.                                                    Financial                           ISLANDS
                                                                                     Vehicles
 3841    2      WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3842    2      WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3843    2      WHITEHALL STREET INTERNATIONAL REPIA FUND 2008, LTD.                 Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3844    2      WHITEHALL STREET INTERNATIONAL REPIA FUND 2008, S.A.R.L.             Other          Luxembourg           LUXEMBOURG
                                                                                     Financial
                                                                                     Vehicles
 3845    2      WHITEHALL STREET INTERNATIONAL REPIA JAPAN FUND 2008, L.P.           Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3846    2      WHITEHALL STREET INTERNATIONAL REPIA PMD QP FUND 2008, LTD.          Other          George Town          CAYMAN
                                                                                     Financial                           ISLANDS
                                                                                     Vehicles
 3847    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3848    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3849    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3850    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3851    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3852    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X                   Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3853    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI                  Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3854    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII                 Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3855    2      WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII                Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3856    2      WSOD HOLDING CORPORATION                                             Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles
 3857    3         WALL STREET ON DEMAND, INC.                                       Other          Wilmington     DE    UNITED
                                                                                     Financial                           STATES
                                                                                     Vehicles

 3758    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3759    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3760    3   1       2       N/A        N/A        The direct holder has Control
                                                   through other interest.

 3761    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3762    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3763    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3764    3   1       1       N/A        N/A        The direct holder has Control
                                                   through other interest.

 3765    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3766    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3767    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3768    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3769    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3770    4   63      63      N/A        N/A


 3771    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3772    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3773    6   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3774    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3775    3   1       63      N/A        N/A


 3776    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3777    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3778    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3779    5   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3780    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3781    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3782    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3783    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3784    5   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3785    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3786    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3787    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3788    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3789    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3790    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3791    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3792    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3793    3   61      61      N/A        N/A


 3794    4   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3795    2   N/A     N/A     N/A        N/A        The direct holder is a
                                                   Non-Managing Member.

 3796    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3797    4   10      100     N/A        N/A


 3798    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3799    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3800    3   100     100     N/A        N/A


 3801    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3802    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3803    3   N/A     N/A     N/A        N/A        The direct holder is a General
                                                   Partner.

 3804    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3805    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3806    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3807    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3808    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3809    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3810    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3811    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3812    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3813    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3814    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3815    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3816    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3817    2   2       2       N/A        N/A        The direct holder has Control
                                                   through other interest.

 3818    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3819    2   100     100     100        100


 3820    2   100     100     N/A        N/A



 3821    3   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3822    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3823    2   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in A-2 shares.
 3824    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3825    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3826    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3827    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3828    2   100     100     100        100


 3829    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3830    2   100     100     N/A        N/A


 3831    2   100     100     N/A        N/A


 3832    2   100     100     N/A        N/A


 3833    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3834    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3835    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3836    2   100     100     N/A        N/A


 3837    3   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Management shares.
 3838    3   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in Management shares.
 3839    2   100     100     N/A        N/A        Goldman Sachs, in aggregate,
                                                   owns the same voting
                                                   percentage in two or more
                                                   classes of shares. This
                                                   holding represents ownership
                                                   in A-10 shares.
 3840    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3841    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3842    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3843    2   100     100     100        100


 3844    2   100     100     N/A        N/A


 3845    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3846    2   100     100     100        100


 3847    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3848    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3849    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3850    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3851    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3852    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3853    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3854    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3855    2   N/A     N/A     N/A        N/A        The direct holder is a Limited
                                                   Partner.

 3856    2   100     100     N/A        N/A


 3857    3   100     100     N/A        N/A



These entities are directly or indirectly controlled by or under common control with the Company.

ITEM 29.  INDEMNIFICATION

RULE 484 UNDERTAKING - Article VI of the Company's Bylaws of states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 30.  PRINCIPAL UNDERWRITERS

   (A) Epoch Securities, Inc. also acts as a principal underwriter for the following:

       - VEL Account, VEL II Account, VEL Account III, Separate Account
         SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA A, VA B, VA C, VA G, VA H, VA K, VA-P, Commonwealth Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, Commonwealth Select Separate Account, and Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

       - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

   (B) The principal business address of most the following Directors and Officers is:

       200 West Street, 3rd Floor
       New York, NY  10282-2198

       The principal business address of the other following Directors and Officers* is:
       132 Turnpike Road, Suite 210
       Southborough, MA 01772.

NAME                                 POSITION OR OFFICE WITH UNDERWRITER
----                                 -----------------------------------
Julie Abraham                        Assistant Secretary
Elizabeth E. Beshel                  Treasurer
Steven M. Bunson                     Assistant Treasurer
Richard Cohn                         Assistant General Counsel and Secretary
John S. Daly                         Director
Kathleen Jack                        Chief Compliance Officer, Securities Underwriting Activities
Kenneth L. Josselyn                  Assistant Secretary
Robert A. Mass                       Compliance Officer
Albert P. Meo                        Finance and Operations Principal
Beverly O'Toole                      Assistant Secretary
Stephen R. Pierce                    Director and Vice President
Benjamin J. Rader                    Assistant Secretary
Michael A. Reardon*                  Director, President, Chief Executive Officer and Chief Operating Officer
Margot Kibbe Wallin*                 Chief Compliance Officer, Variable Products Distribution

   (B) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions or other compensation retained by Security Distributors, Inc., the former principal underwriter of the Contracts, directly or indirectly, for sales of variable contracts funded by the Registrant in 2009. No commissions or other compensation was received by Epoch Securities, Inc., the current principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

   Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder, are maintained for the Company by Security Benefit Life Insurance Company at One Security Benefit Place, Topeka, Kansas.

ITEM 32.  MANAGEMENT SERVICES

   The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 33. FEE REPRESENTATION (pursuant to Section 26(e) of the Investment Company Act of 1940)

   The Company hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 13th day of April, 2010.

                           VEL II ACCOUNT OF
             COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

          By:
             -----------------------------------------------------------
             Scott D. Silverman, Senior Vice President, General Counsel, and Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                        TITLE                                              DATE
----------                        -----                                              ----
 /s/ Timothy D. Rogers            Senior Vice President and Chief Financial Officer   April 13, 2010
--------------------------------
Timothy D. Rogers

 /s/ Allan S. Levine              Chairman of the Board
--------------------------------
Allan S. Levine

 /s/ Manda J. D'Agata             Director, Vice President and Treasurer
--------------------------------
Manda J. D'Agata

 /s/ Donald R. Mullen             Director
--------------------------------
Donald R. Mullen

 /s/ Michael A. Reardon           Director, President, and Chief Executive Officer
--------------------------------
Michael A. Reardon

 /s/ Michael S. Rotter            Director and Vice Chairman
--------------------------------
Michael S. Rotter

 /s/ Nicholas Helmuth von Moltke  Director and Senior Vice President
--------------------------------
Nicholas Helmuth von Moltke

 /s/ Jane S. Grosso               Vice President and Controller
--------------------------------  (Chief Accounting Officer)
Jane S. Grosso



(33-57792) VEL II

                              FORM N 6 EXHIBIT TABLE


Exhibit C (7)  Consolidated Underwriting and Administrative Service Agreement
               dated April 30, 2010 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc

Exhibit H (3)  Amendment dated August 1, 2007 to the Participation Agreement with Janus Aspen Series

Exhibit H (5)  Amendments No. 2 and 1 dated June 5, 2007 to Amended and Restated
               Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company

Exhibit H (6)  Form of Amendment 1 dated April 30, 2010 to the Amended and
               Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and
               AllianceBernstein Investments, Inc. dated as of August 1, 2007

Exhibit H (7)  Amendment No. 1 to the Amended and Restated Participation
               Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company. Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity And Life Insurance Company

Exhibit H (8)  Form of Amendment 10 dated April 30, 2010 to the AIM
               Participation Agreement dated July 27, 1998

Exhibit H (9)  First Amendment dated April 30, 2010 to the Amended and
               Restated Participation Agreement with Variable Insurance Products Funds dated April 30, 2010 and Amended and Restated Participation Agreement dated April 30, 2010

Exhibit (N)    Consent of Independent Registered Public Accounting Firm